UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Peter K. Ewing

Craig R. Carberry, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: October 31, 2015

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexShares® Trust

Annual Report

October 31, 2015

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® US Quality Large Cap Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Disciplined Duration MBS Index Fund

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

FlexShares® Ready Access Variable Income Fund

Letter to Shareholders

Dear Shareholder:

We are pleased to present our 2015 annual report. Included herein are fund summaries, performance results and an investment commentary for the twelve months ending October 31, 2015. We appreciate the continued favorable response to our growing family of ETFs and see many opportunities to deliver additional FlexShares products in the years ahead.

FlexShares ETFs are built to address the needs of real investors. We focus on how these needs are shaped by economic, financial and market forces. Our product ideas start by observing and understanding these forces. When an innovation opportunity is uncovered we collaborate with experts in data analytics, investment research, index design and portfolio management to test our thesis. Not every concept becomes a FlexShares ETF; those that do strive to focus, refine and otherwise improve on traditional investing.

Our ETFs address four basic investor objectives: Capital Appreciation, Risk Management, Income Generation and Liquidity Management. In the past year FlexShares has launched three new passively-indexed ETFs:

♦	Quality Large Cap Index Fund (Ticker: QLC, Investment Objective: Capital Appreciation)
♦	Credit Scored U.S. Corporate Bond Index Fund (Ticker: SKOR, Investment Objective: Income Generation
♦	Credit Scored U.S. Long Corporate Bond Index Fund (Ticker: LKOR, Investment Objective: Income Generation)

Financial Market Highlights – Year Ending October 31, 2015

As the fiscal year began investor outlooks were once again defined by global central bank actions, with most expecting monetary policies in developed economies to finally diverge. Strengthening growth and firming inflation in the US, the thinking went, would allow the Federal Reserve to confidently step away from years of quantitative easing. Instead, the US central bank unwaveringly signaled and messaged about tightening policy but ultimately did not take action – stymied by sliding oil prices, a strong US dollar, below-target inflation and worrisome geo-political events. At the end of the fiscal year the consensus central bank forecast was right where it had started: still anticipating a monetary tightening in the US and steady or renewed policy easing overseas.

Asset prices, however, did not end fiscal 2015 where they started. The scope and sequence of the year’s events kept investors off balance and produced a wide dispersion of mostly negative returns amid considerable market volatility. Natural resources were the weakest performer, down by more than 20%, followed by emerging stocks and emerging bonds. Modestly positive results came from developed economy equities, investment grade bonds and REITS. Performance outcomes for most other asset classes were moderately negative. Though positive overall, ETF asset flows exhibited similar characteristics, with different segments either moving with or “looking through” the year’s developments. The rallying US dollar stoked investor demand for products providing hedged exposure to the currency, primarily developed and emerging equities. These flows surged and ebbed over the year but investor interest in currency-hedged products was enduring. Enthusiasm for US stocks, investment grade bonds and high yield bonds cooled versus prior years, although each experienced distinct periods of robust interest. Strikingly quiescent producer and consumer price measures caused assets to flow out of TIPS, commodities and other inflation-management products. Overall, the fitful investing environment acted to concentrate investor flows among the largest providers and the biggest funds in what might be called a flight to familiarity.

Investment Themes

From the perspective of fiscal 2015’s asset class returns, the disconnection seen in recent years between subdued economic fundamentals and generally robust investment results appears to have run its course. When it comes to forming future market outlooks, investors have tempered their infatuation with monetary elixirs but are not quite ready to fully embrace economic fundamentals. Instead they are gravitating towards a mixture of the two.

The global economy’s growth engines remain the US and China. The US continues to exhibit the strongest GDP growth among developed regions but quarterly results have stayed volatile and historically subpar. For all of 2015, domestic GDP is likely to be about 2.5%, little different from

2	FLEXSHARES ANNUAL REPORT

Letter to Shareholders (cont.)

2.4% in 2014. More impressive has been the trend of US companies’ profits, supported by stock buybacks and M&A activity, which have been stoked by low borrowing rates. In China the primary concern is whether the ongoing slowdown will end in a hard landing. China’s economic retooling from manufacturing and infrastructure towards domestic services and consumption continues to move ahead on a fractious path. The plan to rebalance China’s economic drivers and down-shift its growth rate at the same time has been highly challenging. The fallout includes sharply lower commodity and industrial metals prices, which have undermined growth prospects in emerging regions. Tepid GDP in non-US developed economies completes the picture. The inability to produce a synchronized global expansion six years into an economic recovery is a hallmark of this “tortoise recovery”.

Central banker forecasts calling for inflation to normalize near 2 percent have missed on the downside. Meanwhile, plunging oil and other commodity costs push price indexes lower still, perennially recasting official inflation targets and timelines. Steady improvement in the US labor market has likewise not triggered meaningful wage pressures, keeping the focus on labor force participation and the mismatch between available worker skills and those in demand. Dollar strength, reflecting a relatively better domestic economy and the potential for higher US interest rates, also acts to dampen inflation. Uncertainty about how central banks will incorporate subdued inflation into their policy decisions is another durable marker of the Great Recession’s aftermath.

Official efforts to promote growth and inflation have been challenged by a barrage of noteworthy geopolitical developments. These included Greece’s possible exit from the euro currency, Russia’s invasion of Ukraine and annexation of Crimea, a global refugee crisis spawned by Syria’s civil war, and the expansion of terrorist activities and threats. Fed Chair Janet Yellen raised eyebrows when she indicated that such developments might influence the central bank’s policy decisions. Her guidance suggested that the Federal Reserve may be pursuing an objective of maintaining financial stability in addition to its existing goals of maximizing employment and minimizing inflation. Similarly, investors are worried that onerous new regulatory directives from the Federal Reserve will harm market-making activities and alter trading behaviors, especially during periods of economic or market tumult. This has sparked an outpouring of concerns about liquidity and the depth of secondary market trading. When, whether and how the Federal Reserve might in the future apply its expanded menu of policy and regulatory tools has created new worries for investors. Confusion about how to prioritize and process Federal Reserve actions and communications is another enduring consequence of the Great Recession.

Investors have been guided by global central banks through many negative uncertainties in recent years. Happily, the Federal Reserve has lately been adjusting its guidance for a brighter domestic growth outlook. This step signals that the US central bank intends to be the first to put its monetary policy back on some path to normalcy. Undertaking this shift creates positive uncertainties and many new risks but recall that normalizing policy and market interest rates has been the collective goal of every central bank. Time will tell how much the investing landscape on the other side of monetary accommodation has been changed by the events of recent years. We believe our purposeful and flexible investment strategies help investors readily adapt to whatever new environment unfolds.

Please review our entire Annual Report to learn more about FlexShares ETFs, and visit our website at www.flexshares.com for additional information regarding portfolio characteristics, pricing and performance.

We look forward to continuing to serve you and thank you for your interest in FlexShares – Built by Investors, For Investors.

Sincerely,

Shundrawn A. Thomas

President

The views in this letter were as of October 31, 2015 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds’ investment methodology and do not constitute investment advice.

FLEXSHARES ANNUAL REPORT	3

Letter to Shareholders (cont.)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

An investment in the Funds’ is subject to numerous risks, including possible loss of principal. Fund returns may not match the return of the respective indexes. Some of the risks include, but are not limited to, the following: asset class; commodity; concentration; corporate bond; counterparty; credit; currency; derivatives; emerging markets; equity securities; fluctuation of yield; foreign securities; income; industry concentration; inflation-protected securities; interest rate/ maturity; issuer; large cap stock; management; market; market trading; mid cap stock; natural resources; new funds; non-diversification; passive investment; privatization; small cap stock; tracking error; and value investing. A full description of risks is in each Fund’s prospectus.

Foreside Fund Services, LLC, distributor.

4	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

US Market Factor Tilt Index Fund Ticker:   TILT

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	3 Year	Fund Inception 9/16/2011

FlexShares Morningstar US Market Factor TILT Index Fund (Based on Net Asset Value)	2.30%	15.33%	15.40%

FlexShares Morningstar US Market Factor TILT Index Fund (Based on Market Price)	2.30%	14.25%	15.39%

Morningstar® US Market Factor Tilt IndexSM	2.53%	15.61%	15.65%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.28% and the net expense ratio is 0.27%. The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Morningstar® U.S. Market Factor Tilt Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of U.S equity securities that is designed to provide a broad exposure to the overall U.S. equities market, with increased exposure (or a “tilt”) to small-capitalization stocks and value stocks. As of October 31, 2015, there were 2,199 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2015, prices on domestic risk assets generally traded higher albeit with increased volatility compared to previous years. Through Q4 of 2014 improving fundamentals and a firming labor market supported US growth prospects. However corporate earnings disappointed as the collapse in oil prices and the strengthening of the US dollar weighed on domestic growth. Markets were volatile, but remained generally flat, for much of the spring and summer as concern that China’s slowing growth would drag the global economy into recession was offset by firming fundamentals in European markets and quantitative easing measures introduced by the European Central Bank. US markets sold off in Q3 as weaker than expected growth across emerging markets and the People’s Bank of China’s (PBOC) attempts to spur growth and stabilize equity markets proved ineffective. After preparing investors for the first interest rate increase in nine years, the Federal Reserve decided to delay “lift-off” citing concerns about slowing global growth. The Fed’s decision to stand pat, as well as the prospects of additional quantitative easing by international central banks, buoyed investors’ confidence and drove domestic markets higher in October. Increased market volatility dampened investor appetites for small cap stocks which helped cause them to underperform large cap stocks during the year ending

FLEXSHARES ANNUAL REPORT	5

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

US Market Factor Tilt Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

October 31, 2015. In addition, value stocks underperformed growth stocks for the 12-month period.

For the twelve month reporting period ended October 31, 2015, the negative impact of the size and value exposures was the primary driver of the Underlying Index’s underperformance compared to the Russell 3000 Index of 1.96%. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -23 basis points (bps)1 , which is reflective of the management fee (-27 bps) and stock selection/futures (+4 bps).

[1]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

6	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Developed Markets ex-US Factor Tilt Index Fund Ticker:   TLTD

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	3 Year	Fund Inception 9/25/2012

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund (Based on Net Asset Value)	(1.26)%	7.24%	6.52%

FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund (Based on Market Price)	(2.34)%	(0.85)%	6.30%

Morningstar® Developed Markets ex-US Factor Tilt IndexSM	(1.04)%	7.47%	6.73%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.43% and the net expense ratio is 0.42%. The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Morningstar® Developed Markets ex-US Market Factor Tilt Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of equity securities designed to provide a broad exposure to the global developed equities market excluding the U.S., with increased exposure (or a “tilt”) to small-capitalization stocks and value stocks. As of October 31, 2015, there were 2,690 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2015, prices on developed international markets ended modestly lower after exhibiting much volatility throughout the year. Over the course of the 12-month period the strengthening of the US dollar negatively impacted US investors as returns in local currencies were impaired by the devaluing of their worth with respect to the dollar. In Q4 of 2014, developed international markets trended lower as concerns about global growth and shaky fundamental data impacted risk assets. In January the European Central Bank (ECB) announced a quantitative easing plan that surpassed investor expectations and drove equity markets higher. Fundamentals showed modest improvement and corporate earnings came in above expectations as weakened currencies buoyed exports. Developed markets sold off in Q3 as concerns that a slowdown in China and emerging markets broadly would impact global growth and push the fragile recovery in developed markets back into recession. Comments made by the ECB gave investors hope that additional quantitative easing was being considered, which pushed equity markets higher and pared back most of the losses sustained in Q3.

Driven by accommodative monetary policies and increased appetite for risk, small cap stocks outperformed large cap stocks over the

FLEXSHARES ANNUAL REPORT	7

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Developed Markets ex-US Factor Tilt Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

course of the 12 months ending October 31, 2015. Value exposure was a negative driver of performance over the 12 months as value stocks in developed markets underperformed growth stocks. Overall, the positive performance derived from the size exposure was not enough to offset the negative impact of the value exposure, causing the Underlying Index to underperform against the MSCI World ex-USA IMI Index by 5 basis points (bps)1. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -22 bps, which is reflective of the Fund’s management fee (-42 bps), stock selection/futures (+10 bps) and dividend tax differential (+12 bps).

[1]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

8	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Emerging Markets Factor Tilt Index Fund Ticker:   TLTE

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	3 Year	Fund Inception 9/25/2012

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund (Based on Net Asset Value)	(12.91)%	(2.22)%	(2.40)%

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund (Based on Market Price)	(13.43)%	(9.28)%	(2.58)%

Morningstar® Emerging Markets Factor Tilt IndexSM	(12.81)%	(1.67)%	(1.74)%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.66% and the net expense ratio is 0.65%. The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Morningstar® Emerging Markets Factor Tilt Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of equity designed to provide a broad exposure to the equities in emerging markets with increased exposure (or a “tilt”) to small-capitalization stocks and value stocks. As of October 31, 2015, there were 2,308 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2015 prices on emerging markets risk assets generally traded lower. In Q4 of 2014, slowing growth in China and OPEC’s decision not to cut supply toppled oil prices and negatively impacted natural resource producing emerging economies. The People’s Bank of China (PBOC) looked to spur growth in its economy through a series of stimulus measures that supported emerging equity markets through the first half of 2015. However continued weakness in commodity prices and China’s growth, concern that the PBOC’s effort to support its equity markets would be ineffective and Brazil’s sovereign debt downgrade combined to drive developing markets sharply lower. Emerging markets bounced partway back to end the 12-month period on the Federal Open Markets Committee’s decision to delay raising interest rates as well as new market supporting actions by the PBOC.

Despite the increased volatility in emerging markets, size exposure was a positive driver of performance for the Fund, as small cap emerging stocks outperformed large cap emerging stocks. Value exposure was a negative driver of performance over the twelve months as value stocks in emerging economies underperformed growth stocks. Overall, the positive performance derived from the size exposure offset the negative impact of the value exposure and the Underlying Index outperformed the MSCI EM IMI Net Index

FLEXSHARES ANNUAL REPORT	9

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Emerging Markets Factor Tilt Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

by 96 basis points (bps)1. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -10 bps, which is reflective of the Fund’s management fee (-65 bps), stock selection/futures (+21 bps) and index calculation differences (+29 bps).

[1]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

10	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Global Upstream Natural Resources Index Fund Ticker:   GUNR

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	3 Year	Fund Inception 9/16/2011

FlexShares Morningstar Global Upstream Natural Resources Index Fund (Based on Net Asset Value)	(20.97)%	(8.41)%	(6.01)%

FlexShares Morningstar Global Upstream Natural Resources Index Fund (Based on Market Price)	(21.05)%	(8.52)%	(6.02)%

Morningstar® Global Upstream Natural Resources IndexSM	(20.70)%	(8.13)%	(5.79)%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.49% and the net expense ratio is 0.48%. The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Morningstar® Global Upstream Natural Resources Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of equity securities that are traded in or are issued by companies domiciled in global developed or emerging market countries, including the U.S., as determined by Morningstar, Inc., (the “Index Provider”) pursuant to its index methodology. The companies included in the Underlying Index have significant business operations in the ownership, management and/or production of natural resource sectors in energy, agriculture, precious or industrial metals, timber and water resources, as determined by the Index Provider, pursuant to its index methodology. On October 31, 2015, there were 120 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective and a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

Despite steady, moderate-trend economic growth in the U.S., demand for natural resources and commodities was lower due in part to U.S. Dollar appreciation and weakening growth in China and other emerging markets. Despite Eurozone and Japan economies showing minor improvement driven by increasingly accommodative monetary policies, most natural resource and commodity prices were lower for the fourth consecutive year as weak demand and an uninterrupted continuance in production led to further growth in global supplies. In November 2014, OPEC elected to maintain crude oil production levels, in contrast to past actions during periods of weakening oil prices. Led by Saudi Arabia, OPEC members sought to defend global market share, leading to a decline of over 40% in crude oil prices over the past twelve months. Concerns over slowing growth in China pressured industrial metals prices as producers failed to cut back production to offset weakening demand. Copper, nickel, zinc and iron ore prices all declined by 25% or more. The U.S. Dollar

FLEXSHARES ANNUAL REPORT	11

FlexShares® Morningstar	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Global Upstream Natural Resources Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

strengthened further adding negative pressures on global commodity prices.

For the twelve month period, the Underlying Index outperformed the global natural resource equity markets, as defined by the S&P Global Natural Resources Index, by 0.74%, as its balanced approach of allocating among the five major natural resource sectors benefited the Underlying Index and Fund performance. Positive performance in the agriculture, timber and water sectors offset declines within the metals sector. The performance of the Underlying Index reflected generally weak global growth, lower commodity and natural resource prices and tempered inflation expectations. Tracking difference for the period between the Fund’s NAV and the Underlying Index was -27 basis points (bps)1, which is reflective of the Fund’s management fee (-48 bps), stock selection/futures (-8 bps), foreign dividend tax differential treatment (+14 bps) and other factors including cash equitization in futures (+15 bps).

[1]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

12	FLEXSHARES ANNUAL REPORT

FlexShares® STOXX®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Global Broad Infrastructure Index Fund Ticker:   NFRA

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	Fund Inception 10/8/2013

FlexShares STOXX® Global Broad Infrastructure Index Fund (Based on Net Asset Value)	(3.40)%	6.37%

FlexShares STOXX® Global Broad Infrastructure Index Fund (Based on Market Price)	(4.03)%	6.39%

STOXX® Global Broad Infrastructure Index	(3.59)%	6.35%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.48% and the net expense ratio is 0.47%.The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the STOXX Global Broad Infrastructure Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of equity securities of infrastructure-related companies that are domiciled or traded in developed and emerging markets around the world (including the U.S.). The companies included in the Underlying Index derive at least 50% of their revenues from the ownership, development, construction, financing or operation of infrastructure assets, as determined by STOXX, the index provider, pursuant to its index methodology. As of October 31, 2015, there were 155 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2015, prices on global risk assets ended modestly higher after exhibiting much volatility throughout the year. In Q4 of 2014, equity markets generally trended flat as improving fundamentals in the US were offset by shaky fundamental data internationally. This parity reversed in the first half of 2015 as the collapse in oil prices and the strengthening of the US dollar kept positive domestic returns muted, while accommodative monetary policy abroad drove international risk assets higher. Global equity markets sold off sharply as concerns that a slowdown in China and the greater emerging markets broadly would impact global growth and push the world’s fragile recovery back into recession. Markets rebounded in October on the Federal Open Markets Committee’s decision to delay raising interest rates as well as speculation of additional monetary stimulus by the People’s Bank of China and the European Central Bank.

The global infrastructure asset class, as referenced by the S&P Global Infrastructure Index, underperformed the broad global equity market, as defined by the MSCI ACWI

FLEXSHARES ANNUAL REPORT	13

FlexShares® STOXX®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Global Broad Infrastructure Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

Index, during the 12 months ending October 31, 2015 by 6.86%. The broader definition of infrastructure incorporated in the Fund’s Underlying Index positively impacted the performance as it outperformed the S&P Global Infrastructure Index by 2.70%. The methodologies used by the index provider to determine exposures to the communication, energy and utilities super-sectors positively also impacted performance of the index while that same methodology for determining exposure to transportation infrastructure detracted from index performance. The tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was +19 basis points (bps)1, which is reflective of the Fund’s management fee (-47 bps), stock selection/futures (+18 bps) and dividend tax differential (+48 bps).

[1]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

14	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Global Quality Real Estate Index Fund Ticker:   GQRE

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	Fund Inception 11/5/2013

FlexShares Global Quality Real Estate Index Fund (Based on Net Asset Value)	6.60%	9.72%

FlexShares Global Quality Real Estate Index Fund (Based on Market Price)	5.93%	9.72%

Northern Trust Global Quality Real Estate IndexSM	6.23%	9.58%

Dow Jones Global Select Real Estate Securities Index	3.48%	8.31%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.47% and the net expense ratio is 0.45%. The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust Global Quality Real Estate Index (the “Underlying Index”). The Underlying Index is designed to measure the performance of companies that exhibit certain quality, valuation and momentum characteristics, within a universe of publicly-traded equity securities of U.S. and non-U.S. real estate investment trusts (REITs) and real estate companies. As of October 31, 2015, there were 174 issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2015, prices on global risk assets ended modestly higher after exhibiting much volatility throughout the year. In Q4 of 2014, equity markets generally trended flat as improving fundamentals in the US were offset by shaky fundamental data internationally. This parity reversed in the first half of 2015 as the collapse in oil prices and the strengthening of the US dollar kept positive domestic returns muted, while accommodative monetary policy abroad drove international risk assets higher. Global equity markets sold off sharply as concerns that a slowdown in China and the greater emerging markets broadly would impact global growth and push the world’s fragile recovery back into recession. Markets rebounded in October on the Federal Open Markets Committee’s decision to delay raising interest rates as well as speculation of additional monetary stimulus by the People’s Bank of China and the European Central Bank.

The global real estate asset class, as referenced by the FTSE EPRA/NAREIT Global Net Index, outperformed the broad global equity market, as measured by the MSCI ACWI Index, during the 12 months ending October 31, 2015 by 12 basis point (bps)1. Both the quality and momentum exposures

[1]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

FLEXSHARES ANNUAL REPORT	15

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Global Quality Real Estate Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

of the Underlying Index were positive drivers

of performance while the value exposure was a detractor. Overall, the positive performance of quality and momentum exposures offset the headwinds from value exposure and the Underlying Index outperformed the FTSE EPRA/NAREIT Global Net Index by 5.54%. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the period was +37 bps, which is reflective of the Fund’s management fee (-45 bps) and stock selection/futures (+58 bps) and dividend tax differential (+24 bps).

16	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Index Fund Ticker:   QDF

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	Fund Inception 12/14/2012

FlexShares Quality Dividend Index Fund (Based on Net Asset Value)	3.43%	16.41%

FlexShares Quality Dividend Index Fund (Based on Market Price)	3.52%	16.43%

Northern Trust Quality Dividend IndexSM	3.85%	16.87%

Dow Jones U.S. Select Dividend™ Index	2.03%	14.88%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.38% and the net expense ratio is 0.37%. The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust Quality Dividend Index (the “Underlying Index”).

The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of U.S. equity securities, with an emphasis on long-term capital growth and targeted overall volatility similar to that of the Northern Trust 1250 IndexSM1. Companies included in the Underlying Index are a subset of the Northern Trust 1250 IndexSM, and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust 1250 IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta2 similar to the Northern Trust 1250 IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2015, there were 204 issues in the Underlying Index. NTI uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2015, prices on domestic risk assets generally traded higher albeit with increased volatility compared to previous years. Through Q4 of

[1]	Northern Trust 1250 IndexSM is a float-adjusted market-capitalization weighted index comprised of the 1250 largest U.S. domiciled companies by market capitalization.

[2]

A statistical measure of the volatility, or sensitivity, of rates of return on a portfolio or security compared to a market index. The beta for an ETF measures the expected change in return of the ETF relative to the return of a designated index. By definition, the beta of the Standard & Poor’s (S&P) 500 Index is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the S&P 500 Index in rising markets and 10% worse in falling markets.

FLEXSHARES ANNUAL REPORT	17

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

2014 improving fundamentals and a firming labor market supported US growth prospects. However corporate earnings disappointed as the collapse in oil prices and the strengthening of the US dollar weighed on domestic growth. Markets were volatile, but remained generally flat, for much of the spring and summer as concern that China’s slowing growth would drag the global economy into recession was offset by firming fundamentals in European markets and quantitative easing measures introduced by the European Central Bank. US markets sold off in Q3 as weaker than expected growth across emerging markets and the People’s Bank of China’s (PBOC) attempts to spur growth and stabilize equity markets proved ineffective. After preparing investors for the first interest rate increase in nine years, the Federal Reserve decided to delay “lift-off” citing concerns about slowing global growth. The Fed’s decision to stand pat, as well as the prospects of additional quantitative easing by international central banks, buoyed investors’ confidence and drove domestic markets higher in October.

The quality focus of the Fund’s Underlying Index was a negative driver of performance during the 12 months ending October 31, 2015. The companies deemed higher quality underperformed those domestic companies deemed to be lower quality. The yield exposure of the Underlying Index was also a negative driver compared to the broad large cap universe as the top dividend yielding stocks underperformed non-dividend paying stocks for the 12-month period. However, yield exposure was positive compared to indices with a greater emphasis on dividends. Overall, the positive performance derived from the relative yield exposure offset the negative impact of the quality exposure and the Underlying Index outperformed the Dow Jones US Select Dividend Index by 1.82%. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -42 basis points (bps)3, which is reflective of the Fund’s management fee (-37 bps) and stock selection/futures (-5 bps).

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

18	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Defensive Index Fund Ticker:   QDEF

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	Fund Inception 12/14/2012

FlexShares Quality Dividend Defensive Index Fund (Based on Net Asset Value)	5.04%	16.12%

FlexShares Quality Dividend Defensive Index Fund (Based on Market Price)	5.13%	16.12%

Northern Trust Quality Dividend Defensive IndexSM	5.78%	16.68%

Dow Jones U.S. Select Dividend™ Index	2.03%	14.88%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.38% and the net expense ratio is 0.37%. The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust Quality Dividend Defensive Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of U.S. equity securities, with an emphasis on long-term capital growth and targeted overall volatility that is lower than that of the Northern Trust 1250 IndexSM1 Companies included in the Underlying Index are a subset of the Northern Trust 1250 IndexSM, and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust 1250 IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta2 generally between 0.5 and 1.0 times that of the Northern Trust 1250 IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2015, there were 186 issues in the Underlying Index. NTI uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2015, prices on domestic risk assets generally traded higher albeit with increased volatility compared to previous years. Through Q4 of 2014 improving fundamentals and a firming labor market supported US growth prospects.

[1]	Northern Trust 1250 IndexSM is a float-adjusted market-capitalization weighted index comprised of the 1250 largest U.S. domiciled companies by market capitalization.

[2]

A statistical measure of the volatility, or sensitivity, of rates of return on a portfolio or security compared to a market index. The beta for an ETF measures the expected change in return of the ETF relative to the return of a designated index. By definition, the beta of the Standard & Poor’s (S&P) 500 Index is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the S&P 500 Index in rising markets and 10% worse in falling markets.

FLEXSHARES ANNUAL REPORT	19

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Defensive Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

However corporate earnings disappointed as the collapse in oil prices and the strengthening of the US dollar weighed on domestic growth. Markets were volatile, but remained generally flat, for much of the spring and summer as concern that China’s slowing growth would drag the global economy into recession was offset by firming fundamentals in European markets and quantitative easing measures introduced by the European Central Bank. US markets sold off in Q3 as weaker than expected growth across emerging markets and the People’s Bank of China’s (PBOC) attempts to spur growth and stabilize equity markets proved ineffective. After preparing investors for the first interest rate increase in nine years, the Federal Reserve decided to delay “lift-off” citing concerns about slowing global growth. The Fed’s decision to stand pat, as well as the prospects of additional quantitative easing by international central banks, buoyed investors’ confidence and drove domestic markets higher in October.

The quality focus of the Fund’s Underlying Index was a negative driver of performance during the 12 months ending October 31, 2015. The companies deemed higher quality underperformed those domestic companies deemed to be lower quality. The yield exposure of the Underlying Index was also a negative driver compared to the broad large cap universe as the top dividend yielding stocks underperformed non-dividend paying stocks for the 12-month period. However, yield exposure was positive compared to indices with a greater emphasis on dividends. The Underlying Index’s lower beta exposure was a positive driver as lower volatility stocks outperformed higher volatility stocks. Overall, the positive performance derived from the beta and relative yield exposure offset the negative impact of the quality exposure and the Underlying Index outperformed the Dow Jones US Select Dividend Index by 3.75%. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -74 basis points (bps)3, which is reflective of the Fund’s management fee (-37 bps) and stock selection/futures (-37 bps).

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument

20	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Dynamic Index Fund Ticker:   QDYN

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	Fund Inception 12/14/2012

FlexShares Quality Dividend Dynamic Index Fund (Based on Net Asset Value)	0.89%	15.48%

FlexShares Quality Dividend Dynamic Index Fund (Based on Market Price)	0.78%	15.41%

Northern Trust Quality Dividend Dynamic IndexSM	1.18%	15.91%

Dow Jones U.S. Select Dividend™ Index	2.03%	14.88%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.38% and the net expense ratio is 0.37%.The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust Quality Dividend Dynamic Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of U.S. equity securities, with an emphasis on long-term capital growth and targeted overall volatility that is greater than that of the Northern Trust 1250 IndexSM1 Companies included in the Underlying Index are a subset of the Northern Trust 1250 IndexSM, and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust 1250 IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta2 generally between 1.0 and 1.5 times that of the Northern Trust 1250 IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2015, there were 197 issues in the Underlying Index. NTI uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

During the 12 months ending October 31, 2015, prices on domestic risk assets generally traded higher albeit with increased volatility compared to previous years. Through Q4 of 2014 improving fundamentals and a firming

[1]	Northern Trust 1250 IndexSM is a float-adjusted market-capitalization weighted index comprised of the 1250 largest U.S. domiciled companies by market capitalization.

[2]

A statistical measure of the volatility, or sensitivity, of rates of return on a portfolio or security compared to a market index. The beta for an ETF measures the expected change in return of the ETF relative to the return of a designated index. By definition, the beta of the Standard & Poor’s (S&P) 500 Index is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the S&P 500 Index in rising markets and 10% worse in falling markets.

FLEXSHARES ANNUAL REPORT	21

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Quality Dividend Dynamic Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

labor market supported US growth prospects. However corporate earnings disappointed as the collapse in oil prices and the strengthening of the US dollar weighed on domestic growth. Markets were volatile, but remained generally flat, for much of the spring and summer as concern that China’s slowing growth would drag the global economy into recession was offset by firming fundamentals in European markets and quantitative easing measures introduced by the European Central Bank. US markets sold off in Q3 as weaker than expected growth across emerging markets and the People’s Bank of China’s (PBOC) attempts to spur growth and stabilize equity markets proved ineffective. After preparing investors for the first interest rate increase in nine years, the Federal Reserve decided to delay “lift-off” citing concerns about slowing global growth. The Fed’s decision to stand pat, as well as the prospects of additional quantitative easing by international central banks, buoyed investors’ confidence and drove domestic markets higher in October.

The quality focus of the Fund’s Underlying Index was a negative driver of performance during the 12 months ending October 31, 2015. The companies deemed higher quality underperformed those domestic companies deemed to be lower quality. The yield exposure of the Underlying Index was also a negative driver compared to the broad large cap universe as the top dividend yielding stocks underperformed non-dividend paying stocks for the 12-month period. However, yield exposure was positive compared to indices with a greater emphasis on dividends. The Underlying Index’s higher beta exposure was a negative driver as lower volatility stocks outperformed higher volatility stocks. Overall, the positive performance derived from the relative yield exposure was not enough to offset the negative impact of the quality and beta exposures, causing the Underlying Index to underperform the Dow Jones US Select Dividend Index by 85 basis points (bps)3. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -29 bps , which is reflective of the Fund’s management fee (-37 bps) and stock selection/futures (+8 bps).

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

22	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Index Fund Ticker:   IQDF

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	Fund Inception 4/12/2013

FlexShares International Quality Dividend Index Fund (Based on Net Asset Value)	(8.45)%	0.20%

FlexShares International Quality Dividend Index Fund (Based on Market Price)	(9.95)%	(0.09)%

Northern Trust International Quality Dividend IndexSM	(7.48)%	0.75%

Dow Jones Global Select Dividend™ Index	(9.91)%	1.69%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.48% and the net expense ratio is 0.47%. The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust International Quality Dividend Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of international equity securities issued by non-U.S.-based companies, with an emphasis on long-term capital growth and targeted overall volatility similar to that of the Northern Trust International Large Cap IndexSM1. Companies included in the Underlying Index are a subset of the Northern Trust International Large Cap IndexSM, and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust International Large Cap IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta2 similar to the Northern Trust International Large Cap IndexSM, dividend yield, quality factors and lower total risk.

As of October 31, 2015, there were 212 issues in the Underlying Index. NTI uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

[1]

The Northern Trust International Large Cap IndexSM is a float-adjusted market capitalization weighted index comprised of eligible large capitalization securities of developed or emerging market countries as determined by the Index Provider.

[2]

A statistical measure of the volatility, or sensitivity, of rates of return on a portfolio or security compared to a market index. The beta for an ETF measures the expected change in return of the ETF relative to the return of a designated index. By definition, the beta of the Standard & Poor’s (S&P) 500 Index is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the S&P 500 Index in rising markets and 10% worse in falling markets.

FLEXSHARES ANNUAL REPORT	23

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

During the 12 months ending October 31, 2015, prices on international risk assets ended lower after exhibiting much volatility throughout the year. In Q4 of 2014, international equity markets trended lower as concerns about global growth and shaky fundamental data impacted risk assets. Accommodative monetary policy including the European Central Bank’s (ECB) announcement of a quantitative easing plan and a series of stimulus measures put forth by the People’s Bank of China (PBOC) drove risk assets higher in the first half of 2015. However markets sold off sharply as concerns that a slowdown in China and the greater emerging markets broadly would impact global growth and push the world’s fragile recovery back into recession. Losses were pared in October as markets rebounded on the Federal Open Markets Committee’s decision to delay raising interest rates as well as new market supporting actions by the PBOC.

The quality focus of the Fund’s Underlying Index was a positive driver of performance during the 12 months ending October 31, 2015. International companies deemed to be of higher quality outperformed those of lower quality. Exposure to dividend paying stocks was negative for the Underlying Index during this time period as non-dividend paying stocks outperformed high yielding equities in the international equity markets. Overall, the positive performance derived from quality offset the negative impact of the yield exposure and the Underlying Index outperformed the Dow Jones Global Select Dividend Index by 2.43%. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -97 basis points (bps)3, which is reflective of the Fund’s management fee (-47 bps), stock selection/futures (-59 bps) and dividend tax differential (+9 bps).

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

24	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Defensive Index Fund Ticker:   IQDE

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	Fund Inception 4/12/2013

FlexShares International Quality Dividend Defensive Index Fund (Based on Net Asset Value)	(8.37)%	(0.54)%

FlexShares International Quality Dividend Defensive Index Fund (Based on Market Price)	(9.81)%	(0.85)%

Northern Trust International Quality Dividend Defensive IndexSM	(7.13)%	0.38%

Dow Jones Global Select Dividend™ Index	(9.91)%	1.69%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.48% and the net expense ratio is 0.47%. The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust International Quality Dividend Defensive Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of international equity securities issued by non-U.S.-based companies, with an emphasis on long-term capital growth and targeted overall volatility that is lower than that of the Northern Trust International Large Cap IndexSM1. Companies included in the Underlying Index are a subset of the Northern Trust International Large Cap IndexSM, and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust International Large Cap IndexSM, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta2 generally between 0.5 and 1.0 times that of the Northern Trust International Large Cap IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2015, there were 184 issues in the Underlying Index. NTI uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

[1]

The Northern Trust International Large Cap IndexSM is a float-adjusted market capitalization weighted index comprised of eligible large capitalization securities of developed or emerging market countries as determined by the Index Provider.

[2]

A statistical measure of the volatility, or sensitivity, of rates of return on a portfolio or security compared to a market index. The beta for an ETF measures the expected change in return of the ETF relative to the return of a designated index. By definition, the beta of the Standard & Poor’s (S&P) 500 Index is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the S&P 500 Index in rising markets and 10% worse in falling markets.

FLEXSHARES ANNUAL REPORT	25

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Defensive Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

During the 12 months ending October 31, 2015, prices on international risk assets ended lower after exhibiting much volatility throughout the year. In Q4 of 2014, international equity markets trended lower as concerns about global growth and shaky fundamental data impacted risk assets. Accommodative monetary policy including the European Central Bank’s (ECB) announcement of a quantitative easing plan and a series of stimulus measures put forth by the People’s Bank of China (PBOC) drove risk assets higher in the first half of 2015. However markets sold off sharply as concerns that a slowdown in China and the greater emerging markets broadly would impact global growth and push the world’s fragile recovery back into recession. Losses were pared in October as markets rebounded on the Federal Open Markets Committee’s decision to delay raising interest rates as well as new market supporting actions by the PBOC.

The quality focus of the Fund’s Underlying Index was a positive driver of performance during the 12 months ending October 31, 2015. International companies deemed to be of higher quality outperformed those of lower quality. Exposure to dividend paying stocks was negative for the Underlying Index during this time period as non-dividend paying stocks outperformed high yielding equities in the international equity markets. Overall, the positive performance derived from quality offset the negative impact of the yield exposure and the Underlying Index outperformed the Dow Jones Global Select Dividend Index by 2.78%. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -1.24%, which is reflective of the Fund’s management fee (-47 bps)3, stock selection/futures (-87 bps) and dividend tax differential (+10 bps).

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

26	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Dynamic Index Fund Ticker:   IQDY

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	Fund Inception 4/12/2013

FlexShares International Quality Dividend Dynamic Index Fund (Based on Net Asset Value)	(6.28)%	1.70%

FlexShares International Quality Dividend Dynamic Index Fund (Based on Market Price)	(8.00)%	1.37%

Northern Trust International Quality Dividend Dynamic IndexSM	(5.32)%	2.34%

Dow Jones Global Select Dividend™ Index	(9.91)%	1.69%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.49% and the net expense ratio is 0.47%. The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Northern Trust International Quality Dividend Dynamic Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to a high-quality, income-oriented portfolio of international equity securities issued by non-U.S.-based companies, with an emphasis on long-term capital growth and targeted overall volatility that is greater than that of the Northern Trust International Large Cap IndexSM. Companies included in the Underlying Index are a subset of the Northern Trust International Large Cap IndexSM and are selected based on expected dividend payments and fundamental factors such as profitability, management expertise and cash flow, as determined by Northern Trust Investments, Inc. (“NTI”) in its capacity as the index provider (the “Index Provider”) pursuant to its index methodology. The Underlying Index begins with the Northern Trust International Large Cap IndexSM1, and then follows a rules-based methodology to calculate optimal weights for securities in the Underlying Index based upon a targeted overall beta2 generally between 1.0 and 1.5 times that of the Northern Trust International Large Cap IndexSM, dividend yield, quality factors and lower total risk. As of October 31, 2015, there were 199 issues in the Underlying Index. NTI uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling methodology to manage the Fund. This means the Fund may not hold all of the issues that are included in the Underlying Index.

[1]

The Northern Trust International Large Cap IndexSM is a float-adjusted market capitalization weighted index comprised of eligible large capitalization securities of developed or emerging market countries as determined by the Index Provider.

[2]

A statistical measure of the volatility, or sensitivity, of rates of return on a portfolio or security compared to a market index. The beta for an ETF measures the expected change in return of the ETF relative to the return of a designated index. By definition, the beta of the Standard & Poor’s (S&P) 500 Index is 1.00. Accordingly, a fund with a 1.10 beta is expected to perform 10% better than the S&P 500 Index in rising markets and 10% worse in falling markets.

FLEXSHARES ANNUAL REPORT	27

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

International Quality Dividend Dynamic Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

During the 12 months ending October 31, 2015, prices on international risk assets ended lower after exhibiting much volatility throughout the year. In Q4 of 2014, international equity markets trended lower as concerns about global growth and shaky fundamental data impacted risk assets. Accommodative monetary policy including the European Central Bank’s (ECB) announcement of a quantitative easing plan and a series of stimulus measures put forth by the People’s Bank of China (PBOC) drove risk assets higher in the first half of 2015. However markets sold off sharply as concerns that a slowdown in China and the greater emerging markets broadly would impact global growth and push the world’s fragile recovery back into recession. Losses were pared in October as markets rebounded on the Federal Open Markets Committee’s decision to delay raising interest rates as well as new market supporting actions by the PBOC.

The quality focus of the Fund’s Underlying Index was a positive driver of performance during the 12 months ending October 31, 2015. International companies deemed to be of higher quality outperformed those of lower quality. Exposure to dividend paying stocks was negative for the Underlying Index during this time period as non-dividend paying stocks outperformed high yielding equities in the international equity markets. The Underlying Index’s higher beta exposure was a positive driver as higher volatility stocks outperformed lower volatility stocks. Overall, the positive performance derived from quality offset the negative impact of the yield exposure and the Underlying Index outperformed the Dow Jones Global Select Dividend Index by 4.59%. Tracking difference between the Fund’s NAV and the Underlying Index’s total return for the twelve month period was -96 basis points (bps)3, which is reflective of the Fund’s management fee (-47 bps), stock selection/futures (-59 bps) and dividend tax differential (+8 bps).

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

28	FLEXSHARES ANNUAL REPORT

FlexShares® iBoxx	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

3-Year Target Duration TIPS Index Fund Ticker:   TDTT

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	3 Year	Fund Inception 9/19/2011

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund (Based on Net Asset Value)	(1.34)%	(0.99)%	(0.06)%

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund (Based on Market Price)	(1.46)%	(1.00)%	(0.06)%

iBoxx 3-Year Target Duration TIPS Index	(1.22)%	(0.80)%	0.09%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset values (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.21% and the net expense ratio is 0.20%. The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the iBoxx 3-Year Target Duration TIPS Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of inflation protected debt obligations of the U.S. Treasury, commonly known as “TIPS,” with a targeted average modified adjusted duration1 of approximately three years. The Underlying Index includes publicly issued TIPS having maturity dates of at least one year but not more than ten years from an index rebalancing date. The Fund will generally invest at least 80% of its assets in the securities of the Underlying Index. As of October 31, 2015, there were ten issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses replication to manage the Fund, but may use representative sampling in certain circumstances. This means the Fund may not hold all of the issues that are included in the Underlying Index.

U.S. interest rates declined beginning in the fourth quarter of 2014 as U.S. economic growth slowed. During the first ten months of 2015, concerns over a potential tightening of Federal Reserve monetary policy pushed intermediate Treasury yields higher, resulting in a flattening of the yield curve. Accommodative monetary policy by the European Central Bank (“ECB”) and Bank of Japan (“BoJ”) helped ex-U.S. developed market interest rates move lower, in turn driving investor demand for U.S. Dollar denominated assets. German yields declined resulting in negative yields out to six year maturities on Bunds. U.K. rates remained in positive territory, however, investor demand lowered yields on gilts by 20-40 bps during the year. In Japan, yields declined in response to continued accommodative easing actions and slower growth caused by slowing of growth in emerging market trading partners. The U.S. Dollar strengthened over the twelve

[1]

The duration calculated from the real modified duration of a TIPS security, adjusted for the Market’s estimated beta for a TIPS security versus a nominal Treasury security due to the actual and expected changes in inflation.

FLEXSHARES ANNUAL REPORT	29

FlexShares® iBoxx	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

3-Year Target Duration TIPS Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

month period due to higher U.S. growth rates versus global developed markets and continued concerns over a tightening of Federal Reserve monetary policy.

For the fiscal year ended October 31, 2015, lower energy, food and other commodity prices offset inflation pressures from shelter inputs of actual and owner’s equivalent rents, lowering the annual Consumer Price Index (“CPI”) to 0.2% from 1.7% the previous year. Inflation expectations, as represented by TIPS breakeven spreads, were lower as well. Short-term inflation expectations fell dramatically in response to declining energy prices, while longer term inflation expectations trended lower as steady, but unspectacular U.S. economic growth failed to stimulate wage pressures.

During the fiscal year, 5-year real yields2 increased to 0.27% from -0.05% at October 31, 2014, while 2-year real yields were 81 basis points (bps) higher, 0.16% as of October 31, 2015 versus -0.62% at October 31, 2014. The increases in real interest rates combined with lower annual inflation and declining inflation expectations produced negative total return performance in both the Fund and the Underlying Index. Tracking difference between the Fund’s NAV and the Underlying Index for the twelve month period was -13 basis points (bps)3, reflective of the Fund’s management fee (-20 bps), intra-day trading and fees (-3 bps), pricing differences (+9 bps) and other factors (+1 bps).

[2]	Nominal yield adjusted for the effects of expected inflation.

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

30	FLEXSHARES ANNUAL REPORT

FlexShares® iBoxx	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

5-Year Target Duration TIPS Index Fund Ticker:   TDTF

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	3 Year	Fund Inception 9/19/2011

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund (Based on Net Asset Value)	(1.00)%	(1.56)%	0.35%

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund (Based on Market Price)	(1.04)%	(1.54)%	0.39%

iBoxx 5-Year Target Duration TIPS Index	(0.97)%	(1.36)%	0.51%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset values (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.21% and the net expense ratio is 0.20%. The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the iBoxx 5-Year Target Duration TIPS Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of inflation protected debt obligations of the U.S. Treasury, commonly known as “TIPS,” with a targeted average modified adjusted duration1 of approximately five years. The Underlying Index includes publicly issued TIPS having maturity dates of at least three years but not more than twenty years from an index rebalancing date. The Fund will generally invest at least 80% of its assets in the securities of the Underlying Index. As of October 31, 2015, there were thirteen issues in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses replication to manage the Fund, but may use representative sampling in certain circumstances. This means the Fund may not hold all of the issues that are included in the Underlying Index.

U.S. interest rates declined beginning in the fourth quarter of 2014 as U.S. economic growth slowed. During the first ten months of 2015, concerns over a potential tightening of Federal Reserve monetary policy pushed intermediate Treasury yields higher, resulting in a flattening of the yield curve. Accommodative monetary policy by the European Central Bank (“ECB”) and Bank of Japan (“BoJ”) helped ex-U.S. developed market interest rates move lower, in turn driving investor demand for U.S. Dollar denominated assets. German yields declined resulting in negative yields out to six year maturities on Bunds. U.K. rates remained in positive territory, however, investor demand lowered yields on gilts by 20-40 bps during the year. In Japan, yields declined in response to continued accommodative easing actions and slower growth caused by slowing of growth in emerging market trading partners. The U.S. Dollar strengthened over the twelve

[1]

The duration calculated from the real modified duration of a TIPS security, adjusted for the Market’s estimated beta for a TIPS security versus a nominal Treasury security due to the actual and expected changes in inflation.

FLEXSHARES ANNUAL REPORT	31

FlexShares® iBoxx	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

5-Year Target Duration TIPS Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

month period due to higher U.S. growth rates versus global developed markets and continued concerns over a tightening of Federal Reserve monetary policy.

For the fiscal year ended October 31, 2015, lower energy, food and other commodity prices offset inflation pressures from shelter inputs of actual and owner’s equivalent rents, lowering the annual Consumer Price Index (“CPI”) to 0.2% from 1.7% the previous year. Inflation expectations, as represented by TIPS breakeven spreads, were lower as well. Short-term inflation expectations fell dramatically in response to declining energy prices, while longer term inflation expectations trended lower as steady, but unspectacular U.S. economic growth failed to stimulate wage pressures.

During the fiscal year, 5-year real yields2 increased to 0.27% from -0.05% at October 31, 2014, while 10-year real yields moved 21 basis points (bps) higher to +0.61%. In combination with lower annual inflation and declining inflation expectations, these rate moves resulted in negative total return performances for both the Fund and the Underlying Index. Tracking difference between the Fund’s NAV and the Underlying Index for the twelve month period was -2 basis points (bps)3, reflective of the Fund’s management fee (-20 bps), intra-day trading and fees (-7 bps), pricing differences (+22 bps) and other factors (+4 bps).

[2]	Nominal yield adjusted for the effects of inflation.

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

32	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Disciplined Duration MBS Index Fund Ticker:  MBSD

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	Fund Inception 9/3/2014

FlexShares Disciplined Duration MBS Index Fund (Based on Net Asset Value)	1.74%	2.13%

FlexShares Disciplined Duration MBS Index Fund (Based on Market Price)	2.02%	2.41%

The BofA Merrill Lynch Constrained Duration US Mortgage Backed Securities Index	2.29%	2.63%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset value (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.23% and the net expense ratio is 0.20%. The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the BofA Merrill Lynch Constrained Duration US Mortgage Backed Securities Index (the “Underlying Index”). The Underlying Index reflects the performance of a selection of investment-grade US agency residential mortgage-backed pass-through securities (“MBS”). Pursuant to the Underlying Index’s methodology, the average effective duration of the portfolio of MBS represented in the Underlying Index generally will range between 3.25 and 4.25 years. As of October 31, 2015, there were 149 securities in the Underlying Index. Northern Trust Investments, Inc. (“NTI”) uses a passive approach to try to achieve the Fund’s investment objective. NTI uses a representative sampling strategy to manage the Fund, this means the Fund may not hold all of the issues that are included in the Underlying Index.

Positive, yet modest economic growth in the U.S. economy, coupled with continued increases in accommodative monetary policies by the European Central Bank (“ECB”), Bank of Japan (“BoJ”) and the People’s Bank of China (“PBOC”) resulted in up and down movements of Treasury yields during the year. By fiscal year-end, the U.S. yield curve had flattened as 1-3 year Treasury yields were 10-20 bps higher while 5-year and longer yields declined between 9-20 bps. Developed markets outside the U.S. demonstrated some response to Central Bank accommodative monetary policies, yet concerns over deflation and slowing growth in China and other emerging markets prompted further increases in monetary stimulus. By October 2015, German Bund yields were trading at negative levels out to 2021 maturities. The BoJ continued aggressive monetary policy to offset the negative impact of a 2014 increase (+3%) in the national consumption tax. Following a sluggish economic rebound, a further 2% increase in the consumption tax was postponed until 2017. 5-year and shorter Japanese yields were essentially trading at 0% as a result of policy actions. Against this backdrop, global investors flocked to the higher yields available in the U.S. and U.K.

FLEXSHARES ANNUAL REPORT	33

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Disciplined Duration MBS Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

Concerns that the economic slowdown outside the US and strength of the US Dollar would have negative impacts on corporate earnings resulted in a widening of U.S. credit spreads.

The U.S. housing market showed continued improvement as both existing and new home sales were higher year-over-year, yet mortgage applications lower on declining refinancing activity. The end of quantitative easing in 2014 resulted in commercial banks in the U.S. increasing investment in MBS, while the Federal Reserve remained the major investor in MBS as it maintained its expanded balance sheet of MBS and U.S. Treasury investments. MBS repayments received by the Fed were reinvested into new MBS. For the twelve month period, the Underlying Index underperformed the market-weighted MBS market, as defined by the Barclays Capital U.S. MBS Index by -0.30% due to it’s shorter duration. The Fund’s performance during the fiscal year was the product of positive income and a slight improvement in mortgage credit spreads, offset by principal prepayment losses. Tracking difference between the Fund’s NAV and the Underlying Index for the twelve month period was -57 basis points (bps)1, reflective of the Fund’s management fee (-20 bps), security selection (-29 bps), trading costs and fees (-57 bps), pricing differences (+48 bps) and other factors (+1 bp).

[1]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

34	FLEXSHARES ANNUAL REPORT

FlexShares® Credit-Scored	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

US Corporate Bond Index Fund Ticker:   SKOR

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

Fund Inception 11/12/2014

FlexShares Credit-Scored US Corporate Bond Index Fund (Based on Net Asset Value)	2.61%

FlexShares Credit-Scored US Corporate Bond Index Fund (Based on Market Price)	2.78%

Northern Trust Credit-Scored US Corporate Bond IndexSM	2.90%

Barclays U.S. Intermediate Corporate Index	2.03%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset values (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.23% and the net expense ratio is 0.22%. The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Credit-Scored US Corporate Bond index (the “Underlying Index”). The Underlying Index reflects the performance of a broad universe of US dollar denominated bonds of companies that are considered by the index provider1 to have higher credit quality, lower risk of default and potential for higher yield, price appreciation and liquidity relative to the universe of securities comprising the Northern Trust US Investment-Grade Corporate Bond Index2 (the “Parent Index”), pursuant to the Underlying Index’s index methodology. The Underlying Index is designed to outperform the Parent Index on a total return, risk-adjusted basis. As of October 31, 2015, there were 1,174 issues in the Underlying Index. The Fund uses representative sampling to meet its investment objectives; this means the Fund may not hold all of the issues that are included in the Underlying Index.

Positive, yet modest economic growth in the U.S., coupled with continued increases in accommodative monetary policies by the European Central Bank (“ECB”), Bank of Japan (“BoJ”) and the People’s Bank of China (“PBOC”) led to variable U.S. Treasury yields movements over the last twelve months. At fiscal-year end, the U.S. yield curve had flattened as 1-3 year Treasury yields were 10-20 bps higher, while 5-year and longer yields declined between 9-20 bps. The 3-month T-Bill moved higher (+5 bps) in late October as commentary from Federal Reserve officials increased expectations for a Fed Funds rate hike as early as December 2015. Other ultra-short yields, such as the 3-month London Interbank Offer Rate (“LIBOR”), trended slowly higher during the year.

[1]	Index provider—Northern Trust Investments, Inc.

[2]

The Northern Trust US Investment-Grade Corporate Bond Index (the “Parent Index”) is designed to measure the performance of a diversified universe of intermediate maturity, U.S.-dollar denominated bonds of companies with investment grade-like characteristics, and enhanced short-term and long-term solvency.

FLEXSHARES ANNUAL REPORT	35

FlexShares® Credit-Scored	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

US Corporate Bond Index Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

Developed market economies outside the U.S. showed measured responses to accommodative monetary policies, yet concerns over commodity-driven deflation and slowing growth in China and other emerging markets prompted increases in monetary stimulus by global Central Banks. By October 2015, German Bund yields were trading at negative levels out to 2021 maturities. Japan’s 5-year and shorter yields were essentially trading at 0% yield as a result of monetary policy actions. Against this backdrop, global investors flocked to the higher yields available in the U.S. and U.K. Concerns that the economic slowdown outside the US and strength of the US Dollar would have negative impacts on corporate earnings resulted in a widening of U.S. credit spreads. Weakness in commodity prices caused further widening of spreads in the energy and material sector versus the financial sector.

The Index’s performance during the period since inception was the product of the methodology’s effective security selection within the energy, consumer, technology and materials sectors in addition to a relative underweight to energy and an overweight to the financial sector. Additionally, the Index’s positioning along the credit curve contributed to the outperformance of 0.87% since inception versus the market-weighted Barclays Capital Intermediate U.S. Corporate Index. The tracking difference between the Fund’s NAV and the Underlying Index for the period since inception was -29 basis points (bps)3, which is reflective of the Fund’s management fee (-22 bps), trading costs and fees (-23 bps), pricing differences (+14 bps) and other factors including index security selection(+2 bps).

[3]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

36	FLEXSHARES ANNUAL REPORT

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Ready Access Variable Income Fund Ticker:   RAVI

CUMULATIVE PERFORMANCE

Through October 31, 2015

AVERAGE ANNUAL TOTAL RETURN

For the period ended October 31, 2015

	1 Year	3 Year	Fund Inception 10/9/2012

FlexShares Ready Access Variable Income Fund (Based on Net Asset Value)	0.36%	0.70%	0.68%

FlexShares Ready Access Variable Income Fund (Based on Market Price)	0.28%	2.08%	0.70%

Barclays U.S. Treasury Bill 1-3 Month Index	0.01%	0.03%	0.04%

All data as of 10/31/15. Total returns based on market price do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, these returns would be lower. Total returns based on market price and net asset values (NAV) assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. NAV is a fund’s net asset value per share, which is calculated by dividing the total value of all the securities in the fund’s portfolio plus cash, interest and receivables less any liabilities by the number of fund shares outstanding. Market price is determined by the midpoint of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market price returns may vary from net asset value returns.

Performance quoted represents past performance and does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Unlike the Index, the Fund’s total returns are reduced by operating expenses, such as transaction costs and management fees. An investor cannot invest directly in an index.

Performance reflects contractual reimbursements in effect until March 1, 2016. In the absence of such reimbursements, performance would be reduced. The gross expense ratio of the Fund is 0.26% and the net expense ratio is 0.25%. The gross and net expense ratios disclosed is as reported in the Fund’s prospectus, which may differ from the gross and net expense ratios presented in the Fund’s financial reports. Current performance may be higher or lower than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed or sold in the market.

FlexShares ETFs’ performance data current to the most recent month-end is available at www.flexshares.com.

PORTFOLIO ANALYSIS

The Fund seeks maximum current income consistent with the preservation of capital and liquidity. The Fund attempts to achieve its investment objectives by investing under normal circumstances at least 80% of its total assets in a non-diversified portfolio of fixed-income instruments, including bonds, debt securities and other similar instruments issued by U.S. and non-U.S. public and private sector entities. Such issuers include U.S. and non-U.S. governments and their agencies, instrumentalities or sponsored enterprises, U.S. state and local governments and U.S. and non-U.S. private-sector entities, such as corporations and banks. The average portfolio effective duration1 of the Fund will be informed by the Northern Trust Company Investment Policy Committee’s forecast for interest rates and will normally not exceed one year. The dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed two years.

Positive, yet modest economic growth in the U.S. economy, coupled with continued increases in accommodative monetary policies by the European Central Bank (“ECB”), Bank of Japan (“BoJ”) and the People’s Bank of China (“PBOC”) led to variable U.S. Treasury yields movements over the last twelve months. At fiscal-year end, the U.S. yield curve had flattened as 1-3 year Treasury yields were 10-20 bps higher, while 5-year and longer yields declined between 9-20 bps. Ultra-short term yields (<1-year) moved higher as investors anticipated potential Federal Reserve actions to raise short-term rates. The 3-month T-Bill moved higher (+5 bps) in late October as commentary from Federal Reserve officials increased expectations for a Fed Funds rate increase in December 2015. Other ultra-short yields such as the 3-month London Interbank Offer Rate (“LIBOR”) steadily moved 10 bps higher during the year, while the Fed Funds Effective Rate average 12 bps versus 9 bps in the previous year.

[1]	For bonds with embedded options, this calculation accounts for the fact that expected cash flows will fluctuate with changes in interest rates.

FLEXSHARES ANNUAL REPORT	37

FlexShares®	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Ready Access Variable Income Fund (cont.)

PORTFOLIO ANALYSIS (cont.)

Developed market economies outside the U.S. showed measured responses to respective accommodative monetary policies, yet concerns over deflation and slowing growth in China and other emerging markets prompted increases in monetary stimulus by global Central Banks. By October, German Bund yields were trading at negative yields out to 2021 maturities. The BoJ continued aggressive monetary policy to offset the negative impact of a 2014 increase (+3%) in the national consumption tax and postponed another 2% tax increase until 2017. 5-year and shorter Japanese yields are essentially trading at 0% as a result of policy actions. Against this backdrop, global investors flocked to the higher yields available in the U.S. and U.K. Concerns that the economic slowdown outside the US and strength of the U.S. Dollar would have negative impacts on corporate earnings resulted in a widening of U.S. credit spreads.

The Fund’s performance during the fiscal year was the product of higher ultra-short yields, an active new issues U.S. corporate bond market and successful duration/credit positioning decisions by the portfolio management team against a backdrop of higher intermediate interest rates and wider credit spreads. The Fund’s effective duration was held fairly consistent over the fiscal year, which benefitted the Fund’s total return when yields rallied when the Federal Reserve did not increase the Fed Funds rate in September. Additionally, the Fund’s positioning in corporate securities benefitted performance as floating rate credit spreads outperformed corresponding fixed rate spreads. The new issue corporate market provided numerous opportunities to replace existing positions with new securities issued at more attractive pricing levels. The Fund outperformed its benchmark (Barclays Capital 1-3 Month US Treasury Bill Index) by 35 basis points2, due primarily to its credit exposure, duration positioning and security selection decisions.

[2]	A unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

38	FLEXSHARES ANNUAL REPORT

FlexShares® Trust

Statements of Assets and Liabilities October 31, 2015

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® US Quality Large Cap Index Fund

ASSETS
Securities, at cost	$590,652,060	$586,682,370	$214,061,983	$2,500,165
Affiliate securities, at cost	347,531	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	752,796,560	563,386,973	195,403,096	2,661,268
Affiliate securities, at value	431,139	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	6,640,060	1,765,580	550,881	103,704
Cash segregated at broker*	62,487	685,103	83,559	—
Foreign cash†	—	1,848,613	1,894,385	—
Due from Custodian	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	28,592	6,909	—
Receivables:
Dividends and interest	690,227	2,280,501	143,935	2,423
Capital shares issued	—	—	—	—
Investment adviser	31,854	21,024	9,468	249
Securities sold	683,060	182,638	834	73,927
Variation margin	324,613	307,764	119,901	—

Total Assets	761,660,000	570,506,788	198,212,968	2,841,571

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	40,969	11,611	—
Payables:
Due to Custodian	—	25,468	—	—
Deferred compensation (Note 7)	23,964	14,879	6,978	7
Investment advisory fees	170,685	200,143	108,433	708
Trustee fees (Note 7)	7,890	6,145	2,490	242
Securities purchased	—	11,278	275	177,806
Deferred India capital gains tax	—	—	10,456	—
Due to Authorized Participant	—	—	—	—
Variation margin	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	—	20,000	—	500

Total Liabilities	202,539	318,882	140,243	179,263

Net Assets	$761,457,461	$570,187,906	$198,072,725	$2,662,308

NET ASSETS CONSIST OF:
Paid-in capital	$604,431,221	$599,391,449	$232,203,907	$2,500,000
Undistributed (accumulated) net investment income (loss)	10,903,636	11,190,397	3,024,115	3,221
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(16,436,551)	(17,306,626)	(18,600,119)	(2,016)
Net unrealized appreciation (depreciation) on:
Investments	162,228,108	(23,295,397)	(18,669,343)	161,103
Futures contracts	331,047	311,084	126,336	—
Forward foreign currency contracts and foreign currency translations	—	(103,001)	(12,171)	—

Net Assets	$761,457,461	$570,187,906	$198,072,725	$2,662,308

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	8,750,001	9,800,001	4,400,001	100,001
Net Asset Value	$87.02	$58.18	$45.02	$26.62

† Cost of foreign cash	$—	$1,843,047	$1,890,952	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	39

Statements of Assets and Liabilities (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® Global Quality Real Estate Index Fund	FlexShares® Quality Dividend Index Fund

ASSETS
Securities, at cost	$2,761,853,420	$460,373,627	$123,367,058	$649,237,757
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	1,990,811,814	459,701,374	130,829,750	700,267,423
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	3,209,631	3,058,857	562,824	4,576,499
Cash segregated at broker*	2,514,135	760,524	108,057	796,252
Foreign cash†	3,578,290	2,456,485	731,397	—
Due from Custodian	—	5,321	1,634	—
Unrealized appreciation on forward foreign currency contracts	247,965	142,183	6,825	—
Receivables:
Dividends and interest	4,366,488	1,217,681	300,939	1,078,288
Capital shares issued	—	4,339,113	—	—
Investment adviser	126,431	10,039	2,794	20,957
Securities sold	—	2,991	1,912,954	19,650,202
Variation margin	481,499	405,789	31,372	198,569

Total Assets	2,005,336,253	472,100,357	134,488,546	726,588,190

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	144,700	16,265	2,494	—
Payables:
Due to Custodian	—	—	—	—
Deferred compensation (Note 7)	105,732	5,081	1,191	13,697
Investment advisory fees	821,580	173,026	47,342	211,138
Trustee fees (Note 7)	20,699	4,958	1,603	7,260
Securities purchased	225	3,113,124	2,240,093	22,735,531
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	—	1,094,856	—	—
Variation margin	—	—	—	—
Capital shares redeemed	—	—	—	—
Other	9,000	12,000	12,000	5,500

Total Liabilities	1,101,936	4,419,310	2,304,723	22,973,126

Net Assets	$2,004,234,317	$467,681,047	$132,183,823	$703,615,064

NET ASSETS CONSIST OF:
Paid-in capital	$2,832,209,970	$472,841,284	$124,883,738	$655,889,516
Undistributed (accumulated) net investment income (loss)	64,035,340	1,073,646	334,340	2,080,237
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(121,367,849)	(6,119,157)	(589,175)	(5,643,547)
Net unrealized appreciation (depreciation) on:
Investments	(771,041,606)	(672,253)	7,462,692	51,029,666
Futures contracts	566,291	421,189	87,229	259,192
Forward foreign currency contracts and foreign currency translations	(167,829)	136,338	4,999	—

Net Assets	$2,004,234,317	$467,681,047	$132,183,823	$703,615,064

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	78,550,001	10,800,001	2,300,001	19,550,001
Net Asset Value	$25.52	$43.30	$57.47	$35.99

† Cost of foreign cash	$3,566,860	$2,435,277	$731,797	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31.

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES ANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Defensive Index Fund

ASSETS
Securities, at cost	$176,167,537	$69,432,513	$452,727,292	$92,241,322
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	189,715,299	73,008,144	425,538,451	86,085,090
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	1,395,970	568,406	1,277,020	47,936
Cash segregated at broker*	221,164	94,836	212,952	301,461
Foreign cash†	—	—	2,283,410	1,211,835
Due from Custodian	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	289,670	74,823
Receivables:
Dividends and interest	217,796	106,089	1,162,118	248,743
Capital shares issued	—	—	—	—
Investment adviser	5,318	3,111	10,872	2,924
Securities sold	—	—	—	—
Variation margin	113,409	48,677	123,734	—

Total Assets	191,668,956	73,829,263	430,898,227	87,972,812

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	114,042	13,529
Payables:
Due to Custodian	—	—	—	—
Deferred compensation (Note 7)	2,948	1,896	6,253	1,704
Investment advisory fees	58,130	22,310	168,442	34,451
Trustee fees (Note 7)	2,370	1,215	4,619	1,220
Securities purchased	—	—	—	—
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin	—	—	—	28,930
Capital shares redeemed	—	—	—	—
Other	—	—	15,000	—

Total Liabilities	63,448	25,421	308,356	79,834

Net Assets	$191,605,508	$73,803,842	$430,589,871	$87,892,978

NET ASSETS CONSIST OF:
Paid-in capital	$178,935,428	$71,880,482	$485,443,178	$101,510,384
Undistributed (accumulated) net investment income (loss)	531,067	431,492	196,131	196,251
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(1,533,213)	(2,135,885)	(28,140,623)	(7,689,656)
Net unrealized appreciation (depreciation) on:
Investments	13,547,762	3,575,631	(27,188,841)	(6,156,232)
Futures contracts	124,464	52,122	126,721	(28,285)
Forward foreign currency contracts and foreign currency translations	—	—	153,305	60,516

Net Assets	$191,605,508	$73,803,842	$430,589,871	$87,892,978

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	5,350,001	2,100,001	18,700,001	3,900,001
Net Asset Value	$35.81	$35.14	$23.03	$22.54

† Cost of foreign cash	$—	$—	$2,250,846	$1,206,182

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	41

Statements of Assets and Liabilities (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Disciplined Duration MBS Index Fund

ASSETS
Securities, at cost	$38,335,191	$1,991,650,158	$436,060,650	$23,031,304
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—

Securities, at value	35,242,114	1,974,242,892	431,508,057	22,995,035
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Cash	180,249	453,399	22,078	2,013,587
Cash segregated at broker*	110,753	—	—	—
Foreign cash†	92,340	—	—	—
Due from Custodian	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	17,821	—	—	—
Receivables:
Dividends and interest	132,044	3,959,649	753,959	70,958
Capital shares issued	—	—	—	—
Investment adviser	1,649	105,014	29,315	755
Securities sold	—	2,442,247	—	—
Variation margin	—	—	—	—

Total Assets	35,776,970	1,981,203,201	432,313,409	25,080,335

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	6,328	—	—	—
Payables:
Due to Custodian	—	—	—	—
Deferred compensation (Note 7)	946	84,297	24,501	170
Investment advisory fees	15,153	344,750	73,815	3,941
Trustee fees (Note 7)	703	20,717	4,814	585
Securities purchased	—	—	—	1,447,810
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin	13,005	—	—	—
Capital shares redeemed	—	2,442,381	—	—
Other	15,000	—	—	800

Total Liabilities	51,135	2,892,145	103,130	1,453,306

Net Assets	$35,725,835	$1,978,311,056	$432,210,279	$23,627,029

NET ASSETS CONSIST OF:
Paid-in capital	$43,558,607	$2,034,486,790	$447,269,206	$23,809,842
Undistributed (accumulated) net investment income (loss)	107,893	—	—	205,092
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(4,839,428)	(38,768,468)	(10,506,334)	(351,636)
Net unrealized appreciation (depreciation) on:
Investments	(3,093,077)	(17,407,266)	(4,552,593)	(36,269)
Futures contracts	(13,075)	—	—	—
Forward foreign currency contracts and foreign currency translations	4,915	—	—	—

Net Assets	$35,725,835	$1,978,311,056	$432,210,279	$23,627,029

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	1,500,001	81,154,000	17,600,001	950,001
Net Asset Value	$23.82	$24.38	$24.56	$24.87

† Cost of foreign cash	$94,125	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31.

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES ANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Credit-Scored US Corporate Bond Index Fund	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® Ready Access Variable Income Fund

ASSETS
Securities, at cost	$12,374,551	$4,928,998	$89,568,250
Affiliate securities, at cost	—	—	—
Repurchase Agreements, at cost	—	—	8,000,000

Securities, at value	12,395,390	4,934,368	89,471,652
Affiliate securities, at value	—	—	—
Repurchase Agreements, at value	—	—	8,000,000
Cash	88,779	31,711	1,304,451
Cash segregated at broker*	—	—	—
Foreign cash†	—	—	—
Due from Custodian	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—
Receivables:
Dividends and interest	99,788	63,955	205,633
Capital shares issued	—	—	—
Investment adviser	544	221	3,585
Securities sold	—	—	898
Variation margin	—	—	—

Total Assets	12,584,501	5,030,255	98,986,219

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—
Payables:
Due to Custodian	—	—	—
Deferred compensation (Note 7)	69	15	2,112
Investment advisory fees	2,354	940	20,437
Trustee fees (Note 7)	475	206	1,473
Securities purchased	—	—	1,000,000
Deferred India capital gains tax	—	—	—
Due to Authorized Participant	—	—	—
Variation margin	—	—	—
Capital shares redeemed	—	—	—
Other	1,000	500	350

Total Liabilities	3,898	1,661	1,024,372

Net Assets	$12,580,603	$5,028,594	$97,961,847

NET ASSETS CONSIST OF:
Paid-in capital	$12,538,716	$5,000,015	$97,941,886
Undistributed (accumulated) net investment income (loss)	26,874	23,209	51,816
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(5,826)	—	64,743
Net unrealized appreciation (depreciation) on:
Investments	20,839	5,370	(96,598)
Futures contracts	—	—	—
Forward foreign currency contracts and foreign currency translations	—	—	—

Net Assets	$12,580,603	$5,028,594	$97,961,847

Shares Outstanding (unlimited number of shares authorized $ 0.0001 par value)	250,001	100,001	1,300,001
Net Asset Value	$50.32	$50.29	$75.36

† Cost of foreign cash	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 10/31.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	43

FlexShares® Trust

Statements of Operations

For the year or period ended October 31, 2015

					FlexShares® US Quality Large Cap Index Fund
	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		September 23, 2015* through October 31, 2015

INVESTMENT INCOME
Dividend income	$15,872,195	$17,828,094	$6,178,619		$4,081
Dividend income received from affiliate	8,429	—	—		—
Interest income	—	—	39		—
Foreign withholding tax on dividends	(2,749)	(1,332,100)	(601,078)		—
Foreign withholding tax on interest	—	—	(7)		—

Total Investment Income	15,877,875	16,495,994	5,577,573		4,081

EXPENSES
Deferred compensation(1) (Note 7)	(1,287)	(962)	(270)		(2)
Investment advisory fees	2,059,212	2,349,519	1,439,467		860
Trustee fees (Note 7)	51,197	37,274	17,107		268

Total Gross Expenses Before Fees Reimbursed	2,109,122	2,385,831	1,456,304		1,126

Less:
Deferred compensation reimbursed(1) (Note 7)	1,287	962	270		2
Trustee fees reimbursed (Note 7)	(51,197)	(37,274)	(17,107)		(268)

Total Net Expenses	2,059,212	2,349,519	1,439,467		860

Net Investment Income	13,818,663	14,146,475	4,138,106		3,221

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	3,952	—	—		—
Investments in securities	(15,018,547)	(10,692,975)	(13,915,344	)(2)	(9,449)
In-kind redemptions on investments in securities	5,807,309	15,213,686	1,662,566		—
Futures contracts	616,917	66,957	(339,201)		7,433
Foreign currency transactions	—	(517,551)	(242,476)		—

Net Realized Gain (Loss)	(8,590,369)	4,070,117	(12,834,455)		(2,016)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	12,476,670 (3)	(27,518,411)	(22,331,899	)(4)	161,103
Futures contracts	136,012	324,172	102,226		—
Forward foreign currency contracts	—	53,774	12,154		—
Translation of other assets and liabilities denominated in foreign currencies	—	30,751	10,782		—

Net Change in Unrealized Appreciation (Depreciation)	12,612,682	(27,109,714)	(22,206,737)		161,103

Net Realized and Unrealized Gain (Loss)	4,022,313	(23,039,597)	(35,041,192)		159,087

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,840,976	$(8,893,122)	$(30,903,086)		$162,308

*	Commencement of investment operations.

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

(2)	Net of India capital gains tax of $107,294.

(3)	Includes $21,854 change in unrealized appreciation on investments in affiliates.

(4)	Net of deferred India capital gains tax of $260,725.

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES ANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund	FlexShares® Global Quality Real Estate Index Fund	FlexShares® Quality Dividend Index Fund

INVESTMENT INCOME
Dividend income	$92,247,325	$10,225,206	$2,635,933	$22,416,421
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	—	—
Foreign withholding tax on dividends	(4,322,632)	(451,766)	(91,896)	—
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	87,924,693	9,773,440	2,544,037	22,416,421

EXPENSES
Deferred compensation(1) (Note 7)	(2,416)	(839)	(226)	(1,186)
Investment advisory fees	11,555,233	1,532,805	401,540	2,466,714
Trustee fees (Note 7)	164,726	20,404	6,892	43,923

Total Gross Expenses Before Fees Reimbursed	11,717,543	1,552,370	408,206	2,509,451

Less:
Deferred compensation reimbursed(1) (Note 7)	2,416	839	226	1,186
Trustee fees reimbursed (Note 7)	(164,726)	(20,404)	(6,892)	(43,923)

Total Net Expenses	11,555,233	1,532,805	401,540	2,466,714

Net Investment Income	76,369,460	8,240,635	2,142,497	19,949,707

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—	—	—	—
Investments in securities	(91,887,357)	(5,414,702)	(477,113)	(6,462,466)
In-kind redemptions on investments in securities	24,891,885	—	—	16,495,285
Futures contracts	120,953	(141,538)	98,247	524,294
Foreign currency transactions	(1,663,308)	(335,495)	(26,164)	—

Net Realized Gain (Loss)	(68,537,827)	(5,891,735)	(405,030)	10,557,113

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(575,213,636)	(14,218,631)	4,135,870	(7,088,301)
Futures contracts	835,237	409,084	64,304	101,040
Forward foreign currency contracts	153,519	180,534	1,735	—
Translation of other assets and liabilities denominated in foreign currencies	(46,476)	24,530	3,869	—

Net Change in Unrealized Appreciation (Depreciation)	(574,271,356)	(13,604,483)	4,205,778	(6,987,261)

Net Realized and Unrealized Gain (Loss)	(642,809,183)	(19,496,218)	3,800,748	3,569,852

Net Increase (Decrease) in Net Assets Resulting from Operations	$(566,439,723)	$(11,255,583)	$5,943,245	$23,519,559

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	45

Statements of Operations (cont.)

	FlexShares® Quality Dividend Defensive Index Fund	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Defensive Index Fund

INVESTMENT INCOME
Dividend income	$5,799,418	$3,331,675	$18,118,257	$4,832,667
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	—	—
Foreign withholding tax on dividends	—	—	(1,368,779)	(389,412)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	5,799,418	3,331,675	16,749,478	4,443,255

EXPENSES
Deferred compensation(1) (Note 7)	(376)	(92)	(797)	(151)
Investment advisory fees	661,071	348,959	1,727,111	481,433
Trustee fees (Note 7)	12,346	7,804	20,919	8,245

Total Gross Expenses Before Fees Reimbursed	673,041	356,671	1,747,233	489,527

Less:
Deferred compensation reimbursed(1) (Note 7)	376	92	797	151
Trustee fees reimbursed (Note 7)	(12,346)	(7,804)	(20,919)	(8,245)

Total Net Expenses	661,071	348,959	1,727,111	481,433

Net Investment Income	5,138,347	2,982,716	15,022,367	3,961,822

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—	—	—	—
Investments in securities	(1,483,530)	(2,099,173)	(26,078,424)	(7,052,840)
In-kind redemptions on investments in securities	2,192,770	4,241,885	1,877,886	1,648,744
Futures contracts	149,905	66,472	(664,898)	(110,039)
Foreign currency transactions	—	—	(796,632)	(319,004)

Net Realized Gain (Loss)	859,145	2,209,184	(25,662,068)	(5,833,139)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	1,758,168	(3,708,052)	(20,679,847)	(4,422,957)
Futures contracts	16,688	38,255	116,693	(61,862)
Forward foreign currency contracts	—	—	186,586	152,404
Translation of other assets and liabilities denominated in foreign currencies	—	—	7,102	6,352

Net Change in Unrealized Appreciation (Depreciation)	1,774,856	(3,669,797)	(20,369,466)	(4,326,063)

Net Realized and Unrealized Gain (Loss)	2,634,001	(1,460,613)	(46,031,534)	(10,159,202)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,772,348	$1,522,103	$(31,009,167)	$(6,197,380)

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES ANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Disciplined Duration MBS Index Fund

INVESTMENT INCOME
Dividend income	$2,973,286	$—		$—	$—
Dividend income received from affiliate	—	—		—	—
Interest income	—	(4,061,088	)(2)	1,670,394	262,059
Foreign withholding tax on dividends	(228,422)	—		—	—
Foreign withholding tax on interest	—	—		—	—

Total Investment Income	2,744,864	(4,061,088)		1,670,394	262,059

EXPENSES
Deferred compensation(1) (Note 7)	(53)	(3,584)		(917)	(56)
Investment advisory fees	330,512	4,263,743		826,163	31,562
Trustee fees (Note 7)	4,259	115,729		56,898	3,047

Total Gross Expenses Before Fees Reimbursed	334,718	4,375,888		882,144	34,553

Less:
Deferred compensation reimbursed(1) (Note 7)	53	3,584		917	56
Trustee fees reimbursed (Note 7)	(4,259)	(115,729)		(56,898)	(3,047)

Total Net Expenses	330,512	4,263,743		826,163	31,562

Net Investment Income (Loss)	2,414,352	(8,324,831)		844,231	230,497

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—	—		—	—
Investments in securities	(4,593,563)	(13,871,680)		(2,437,000)	27,369
In-kind redemptions on investments in securities	(2,541,201)	(4,180,879)		(234,154)	—
Futures contracts	(105,120)	—		—	—
Foreign currency transactions	(89,634)	—		—	—

Net Realized Gain (Loss)	(7,329,518)	(18,052,559)		(2,671,154)	27,369

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(1,120,404)	(3,791,271)		(1,132,430)	(50,838)
Futures contracts	(45,303)	—		—	—
Forward foreign currency contracts	11,493	—		—	—
Translation of other assets and liabilities denominated in foreign currencies	719	—		—	—

Net Change in Unrealized Appreciation (Depreciation)	(1,153,495)	(3,791,271)		(1,132,430)	(50,838)

Net Realized and Unrealized Gain (Loss)	(8,483,013)	(21,843,830)		(3,803,584)	(23,469)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,068,661)	$(30,168,661)		$(2,959,353)	$207,028

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

(2)	Please refer to the Inflation-Indexed Securities Section within Note 2 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	47

Statements of Operations (cont.)

	FlexShares® Credit-Scored US Corporate Bond Index Fund	FlexShares® Credit-Scored US Long Corporate Bond Index Fund
	November 12, 2014* through October 31, 2015	September 23, 2015* through October 31, 2015	FlexShares® Ready Access Variable Income Fund

INVESTMENT INCOME
Dividend income	$—	$—	$—
Dividend income received from affiliate	—	—	—
Interest income	156,391	24,361	780,174
Foreign withholding tax on dividends	—	—	—
Foreign withholding tax on interest	—	—	(256)

Total Investment Income	156,391	24,361	779,918

EXPENSES
Deferred compensation(1) (Note 7)	(22)	(3)	(189)
Investment advisory fees	13,644	1,152	238,470
Trustee fees (Note 7)	2,568	259	8,935

Total Gross Expenses Before Fees Reimbursed	16,190	1,408	247,216

Less:
Deferred compensation reimbursed(1) (Note 7)	22	3	189
Trustee fees reimbursed (Note 7)	(2,568)	(259)	(8,935)

Total Net Expenses	13,644	1,152	238,470

Net Investment Income	142,747	23,209	541,448

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—	—	—
Investments in securities	(5,826)	—	64,754
In-kind redemptions on investments in securities	—	—	20,698
Futures contracts	—	—	—
Foreign currency transactions	—	—	—

Net Realized Gain (Loss)	(5,826)	—	85,452

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	20,839	5,370	(252,146)
Futures contracts	—	—	—
Forward foreign currency contracts	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—	—

Net Change in Unrealized Appreciation (Depreciation)	20,839	5,370	(252,146)

Net Realized and Unrealized Gain (Loss)	15,013	5,370	(166,694)

Net Increase (Decrease) in Net Assets Resulting from Operations	$157,760	$28,579	$374,754

*	Commencement of investment operations.

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES ANNUAL REPORT

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® Morningstar US Market Factor Tilt Index Fund		FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014

OPERATIONS
Net investment income	$13,818,663	$8,819,844	$14,146,475	$15,372,801
Net realized gain (loss)	(8,590,369)	(1,133,000)	4,070,117	(5,498,324)
Net change in unrealized appreciation (depreciation)	12,612,682	69,374,426	(27,109,714)	(21,520,699)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,840,976	77,061,270	(8,893,122)	(11,646,222)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(10,104,239)	(5,137,367)	(16,879,469)	(4,185,751)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(10,104,239)	(5,137,367)	(16,879,469)	(4,185,751)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	25,750,248	221,443,354	95,913,757	349,980,534
Cost of shares redeemed	(13,290,008)	—	(143,846,513)	—

Net Increase (Decrease) from Capital Transactions	12,460,240	221,443,354	(47,932,756)	349,980,534

Total Increase (Decrease) in Net Assets	20,196,977	293,367,257	(73,705,347)	334,148,561

NET ASSETS
Beginning of Period	$741,260,484	$447,893,227	$643,893,253	$309,744,692

End of Period	$761,457,461	$741,260,484	$570,187,906	$643,893,253

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$10,903,636	$7,296,535	$11,190,397	$13,835,380

SHARE TRANSACTIONS
Beginning of period	8,600,001	5,850,001	10,600,001	5,000,001
Shares issued	—	—	—	2,400,000
Shares issued in-kind	300,000	2,750,000	1,600,000	3,200,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(150,000)	—	(2,400,000)	—

Shares Outstanding, End of Period	8,750,001	8,600,001	9,800,001	10,600,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	49

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® US Quality Large Cap Index Fund
	Year Ended October 31, 2015	Year Ended October 31, 2014	September 23, 2015* through October 31, 2015

OPERATIONS
Net investment income	$4,138,106	$4,477,656	$3,221
Net realized gain (loss)	(12,834,455)	(2,471,226)	(2,016)
Net change in unrealized appreciation (depreciation)	(22,206,737)	1,026,577	161,103

Net Increase (Decrease) in Net Assets Resulting from Operations	(30,903,086)	3,033,007	162,308

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(4,902,676)	(1,505,217)	—
Net realized gain	—	—	—
Tax return of capital	—	—	—

Total distributions	(4,902,676)	(1,505,217)	—

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	98,193,500	—
Cost of shares redeemed	(24,602,139)	—	—

Net Increase (Decrease) from Capital Transactions	(24,602,139)	98,193,500	—

Total Increase (Decrease) in Net Assets	(60,407,901)	99,721,290	162,308

NET ASSETS
Beginning of Period	$258,480,626	$158,759,336	$2,500,000	(2)

End of Period	$198,072,725	$258,480,626	$2,662,308

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$3,024,115	$3,977,468	$3,221

SHARE TRANSACTIONS
Beginning of period	4,900,001	3,000,001	100,001	(2)
Shares issued	—	1,200,000	—
Shares issued in-kind	—	700,000	—
Shares redeemed	—	—	—
Shares redeemed in-kind	(500,000)	—	—

Shares Outstanding, End of Period	4,400,001	4,900,001	100,001

*	Commencement of investment operations.

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES ANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund		FlexShares® STOXX® Global Broad Infrastructure Index Fund
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014

OPERATIONS
Net investment income	$76,369,460	$65,998,775	$8,240,635	$5,051,271
Net realized gain (loss)	(68,537,827)	(8,479,550)	(5,891,735)	(665,902)
Net change in unrealized appreciation (depreciation)	(574,271,356)	(142,566,948)	(13,604,483)	13,331,185

Net Increase (Decrease) in Net Assets Resulting from Operations	(566,439,723)	(85,047,723)	(11,255,583)	17,716,554

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(68,313,771)	(54,468,059)	(7,352,334)	(4,427,436)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(68,313,771)	(54,468,059)	(7,352,334)	(4,427,436)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	345,280,830	325,868,149	245,625,235	223,212,079
Cost of shares redeemed	(581,130,533)	(76,050,178)	—	—

Net Increase (Decrease) from Capital Transactions	(235,849,703)	249,817,971	245,625,235	223,212,079

Total Increase (Decrease) in Net Assets	(870,603,197)	110,302,189	227,017,318	236,501,197

NET ASSETS
Beginning of Period	$2,874,837,514	$2,764,535,325	$240,663,729	$4,162,532

End of Period	$2,004,234,317	$2,874,837,514	$467,681,047	$240,663,729

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$64,035,340	$57,642,928	$1,073,646	$520,840

SHARE TRANSACTIONS
Beginning of period	86,650,001	79,650,001	5,250,001	100,001
Shares issued	—	100,000	—	1,200,000
Shares issued in-kind	11,350,000	9,150,000	5,550,000	3,950,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(19,450,000)	(2,250,000)	—	—

Shares Outstanding, End of Period	78,550,001	86,650,001	10,800,001	5,250,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	51

Statements of Changes in Net Assets (cont.)

	FlexShares® Global Quality Real Estate Index Fund		FlexShares® Quality Dividend Index Fund
	Year Ended October 31, 2015	November 5, 2013* through October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014

OPERATIONS
Net investment income	$2,142,497	$659,052	$19,949,707	$12,918,700
Net realized gain (loss)	(405,030)	(90,876)	10,557,113	7,547,300
Net change in unrealized appreciation (depreciation)	4,205,778	3,349,142	(6,987,261)	41,275,178

Net Increase (Decrease) in Net Assets Resulting from Operations	5,943,245	3,917,318	23,519,559	61,741,178

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(2,097,648)	(464,407)	(18,320,477)	(12,965,734)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(2,097,648)	(464,407)	(18,320,477)	(12,965,734)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	70,335,087	49,550,178	211,006,878	292,690,060
Cost of shares redeemed	—	—	(99,257,476)	(37,729,053)

Net Increase from Capital Transactions	70,335,087	49,550,178	111,749,402	254,961,007

Total Increase (Decrease) in Net Assets	74,180,684	53,003,089	116,948,484	303,736,451

NET ASSETS
Beginning of Period	$58,003,139	$5,000,050 (2)	$586,666,580	$282,930,129

End of Period	$132,183,823	$58,003,139	$703,615,064	$586,666,580

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$334,340	$210,300	$2,080,237	$825,946

SHARE TRANSACTIONS
Beginning of period	1,050,001	100,001 (2)	16,400,001	8,800,001
Shares issued	—	50,000	—	—
Shares issued in-kind	1,250,000	900,000	5,850,000	8,700,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	(2,700,000)	(1,100,000)

Shares Outstanding, End of Period	2,300,001	1,050,001	19,550,001	16,400,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES ANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Defensive Index Fund		FlexShares® Quality Dividend Dynamic Index Fund
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014

OPERATIONS
Net investment income	$5,138,347	$1,821,756	$2,982,716	$1,544,401
Net realized gain (loss)	859,145	(168,571)	2,209,184	(108,699)
Net change in unrealized appreciation (depreciation)	1,774,856	8,785,877	(3,669,797)	5,994,736

Net Increase (Decrease) in Net Assets Resulting from Operations	7,772,348	10,439,062	1,522,103	7,430,438

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(4,730,997)	(1,852,047)	(2,673,680)	(1,419,125)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(4,730,997)	(1,852,047)	(2,673,680)	(1,419,125)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	76,849,789	69,891,485	10,932,297	74,314,467
Cost of shares redeemed	(10,747,603)	—	(29,127,606)	—

Net Increase (Decrease) from Capital Transactions	66,102,186	69,891,485	(18,195,309)	74,314,467

Total Increase (Decrease) in Net Assets	69,143,537	78,478,500	(19,346,886)	80,325,780

NET ASSETS
Beginning of Period	$122,461,971	$43,983,471	$93,150,728	$12,824,948

End of Period	$191,605,508	$122,461,971	$73,803,842	$93,150,728

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$531,067	$171,528	$431,492	$187,535

SHARE TRANSACTIONS
Beginning of period	3,500,001	1,400,001	2,600,001	400,001
Shares issued	—	—	—	—
Shares issued in-kind	2,150,000	2,100,000	300,000	2,200,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(300,000)	—	(800,000)	—

Shares Outstanding, End of Period	5,350,001	3,500,001	2,100,001	2,600,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	53

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Index Fund		FlexShares® International Quality Dividend Defensive Index Fund
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014

OPERATIONS
Net investment income	$15,022,367	$7,850,467	$3,961,822	$1,731,390
Net realized gain (loss)	(25,662,068)	(1,130,268)	(5,833,139)	(348,829)
Net change in unrealized appreciation (depreciation)	(20,369,466)	(10,654,790)	(4,326,063)	(2,635,094)

Net Increase (Decrease) in Net Assets Resulting from Operations	(31,009,167)	(3,934,591)	(6,197,380)	(1,252,533)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(14,909,952)	(7,109,283)	(3,831,030)	(1,562,896)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(14,909,952)	(7,109,283)	(3,831,030)	(1,562,896)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	176,574,013	264,919,148	70,975,221	53,257,610
Cost of shares redeemed	(29,550,337)	—	(39,494,587)	—

Net Increase from Capital Transactions	147,023,676	264,919,148	31,480,634	53,257,610

Total Increase (Decrease) in Net Assets	101,104,557	253,875,274	21,452,224	50,442,181

NET ASSETS
Beginning of Period	$329,485,314	$75,610,040	$66,440,754	$15,998,573

End of Period	$430,589,871	$329,485,314	$87,892,978	$66,440,754

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$196,131	$751,442	$196,251	$167,885

SHARE TRANSACTIONS
Beginning of period	12,600,001	2,800,001	2,600,001	600,001
Shares issued	—	—	—	—
Shares issued in-kind	7,300,000	9,800,000	2,900,000	2,000,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(1,200,000)	—	(1,600,000)	—

Shares Outstanding, End of Period	18,700,001	12,600,001	3,900,001	2,600,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES ANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Dynamic Index Fund		FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014

OPERATIONS
Net investment income (loss)	$2,414,352	$851,755	$(8,324,831)	$8,609,827
Net realized gain (loss)	(7,329,518)	(142,413)	(18,052,559)	(6,869,474)
Net change in unrealized appreciation (depreciation)	(1,153,495)	(2,419,337)	(3,791,271)	(7,566,272)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,068,661)	(1,709,995)	(30,168,661)	(5,825,919)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(2,416,579)	(704,632)	—	(8,720,353)
Net realized gain	—	—	—	—
Tax return of capital	—	—	(1,721,740)	(7,550,019)

Total distributions	(2,416,579)	(704,632)	(1,721,740)	(16,270,372)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	37,110,397	108,156,225	80,783,490	329,980,079
Cost of shares redeemed	(106,844,379)	—	(317,454,863)	(36,029,197)

Net Increase (Decrease) from Capital Transactions	(69,733,982)	108,156,225	(236,671,373)	293,950,882

Total Increase (Decrease) in Net Assets	(78,219,222)	105,741,598	(268,561,774)	271,854,591

NET ASSETS
Beginning of Period	$113,945,057	$8,203,459	$2,246,872,830	$1,975,018,239

End of Period	$35,725,835	$113,945,057	$1,978,311,056	$2,246,872,830

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$107,893	$135,079	$—	$(743,636)

SHARE TRANSACTIONS
Beginning of period	4,300,001	300,001	90,854,000	79,104,000
Shares issued	—	—	—	—
Shares issued in-kind	1,500,000	4,000,000	3,300,000	13,200,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(4,300,000)	—	(13,000,000)	(1,450,000)

Shares Outstanding, End of Period	1,500,001	4,300,001	81,154,000	90,854,000

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	55

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund		FlexShares® Disciplined Duration MBS Index Fund
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	September 3, 2014* through October 31, 2014

OPERATIONS
Net investment income	$844,231	$2,689,387	$230,497	$17,976
Net realized gain (loss)	(2,671,154)	(1,579,199)	27,369	1,988
Net change in unrealized appreciation (depreciation)	(1,132,430)	(3,749,437)	(50,838)	14,569

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,959,353)	(2,639,249)	207,028	34,533

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(843,582)	(2,845,439)	(410,495)	(11,891)
Net realized gain	—	—	(1,988)	—
Tax return of capital	(190,336)	(841,862)	—	—

Total distributions	(1,033,918)	(3,687,301)	(412,483)	(11,891)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	146,477,173	26,541,661	18,807,817	—
Cost of shares redeemed	(18,609,063)	(101,362,830)	—	—

Net Increase (Decrease) from Capital Transactions	127,868,110	(74,821,169)	18,807,817	—

Total Increase (Decrease) in Net Assets	123,874,839	(81,147,719)	18,602,362	22,642

NET ASSETS
Beginning of Period	$308,335,440	$389,483,159	$5,024,667	$5,002,025	(2)

End of Period	$432,210,279	$308,335,440	$23,627,029	$5,024,667

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$—	$(649)	$205,092	$6,085

SHARE TRANSACTIONS
Beginning of period	12,400,001	15,400,001	200,001	200,001	(2)
Shares issued	50,000	—	750,000	—
Shares issued in-kind	5,900,000	1,050,000	—	—
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(750,000)	(4,050,000)	—	—

Shares Outstanding, End of Period	17,600,001	12,400,001	950,001	200,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES ANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Credit-Scored US Corporate Bond Index Fund	FlexShares® Credit-Scored US Long Corporate Bond Index Fund		FlexShares® Ready Access Variable Income Fund
	November 12, 2014* through October 31, 2015	September 23, 2015* through October 31, 2015		Year Ended October 31, 2015	Year Ended October 31, 2014

OPERATIONS
Net investment income	$142,747	$23,209		$541,448	$322,260
Net realized gain (loss)	(5,826)	—		85,452	151,546
Net change in unrealized appreciation (depreciation)	20,839	5,370		(252,146)	70,175

Net Increase (Decrease) in Net Assets Resulting from Operations	157,760	28,579		374,754	543,981

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(115,873)	—		(521,790)	(311,734)
Net realized gain	—	—		(119,613)	—
Tax return of capital	—	—		—	—

Total distributions	(115,873)	—		(641,403)	(311,734)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	7,538,666	—		33,930,054	37,737,037
Cost of shares redeemed	—	—		(11,312,430)	(3,781,738)

Net Increase from Capital Transactions	7,538,666	—		22,617,624	33,955,299

Total Increase (Decrease) in Net Assets	7,580,553	28,579		22,350,975	34,187,546

NET ASSETS
Beginning of Period	$5,000,050 (2)	$5,000,015	(2)	$75,610,872	$41,423,326

End of Period	$12,580,603	$5,028,594		$97,961,847	$75,610,872

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$26,874	$23,209		$51,816	$32,158

SHARE TRANSACTIONS
Beginning of period	100,001 (2)	100,001	(2)	1,000,001	550,001
Shares issued	150,000	—		450,000	500,000
Shares issued in-kind	—	—		—	—
Shares redeemed	—	—		(50,000)	—
Shares redeemed in-kind	—	—		(100,000)	(50,000)

Shares Outstanding, End of Period	250,001	100,001		1,300,001	1,000,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	57

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations					Distributions
	Net Asset Value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar US Market Factor Tilt Index Fund
Year ended October 31, 2015	$86.19	$1.58	(a)	$0.42		$2.00	$(1.17)	$—	$—	$(1.17)
Year ended October 31, 2014	76.56	1.16	(a)	9.26		10.42	(0.79)	—	—	(0.79)
Year ended October 31, 2013	58.70	1.09	(a)	17.43		18.52	(0.66)	—	—	(0.66)
Year ended October 31, 2012	51.74	0.91	(a)	6.17		7.08	(0.12)	—	—	(0.12)
For the period 09/16/11* through 10/31/11	50.00	0.07	(a)	1.67		1.74	—	—	—	—

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Year ended October 31, 2015	60.74	1.51	(a)	(2.27)		(0.76)	(1.80)	—	—	(1.80)
Year ended October 31, 2014	61.95	1.80	(a)	(2.29)		(0.49)	(0.72)	—	—	(0.72)
Year ended October 31, 2013	49.31	1.35	(a)	11.40		12.75	(0.11)	—	—	(0.11)
For the period 09/25/12* through 10/31/12	50.00	0.12	(a)	(0.81)		(0.69)	—	—	—	—

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Year ended October 31, 2015	52.75	0.92	(a)	(7.65)		(6.73)	(1.00)	—	—	(1.00)
Year ended October 31, 2014	52.92	1.03	(a)	(0.77)		0.26	(0.43)	—	—	(0.43)
Year ended October 31, 2013	49.60	1.03	(a)	2.34		3.37	(0.05)	—	—	(0.05)
For the period 09/25/12* through 10/31/12	50.00	0.03	(a)	(0.43)		(0.40)	—	—	—	—

FlexShares® US Quality Large Cap Index Fund
For the period 09/23/15* through 10/31/15	25.00	0.03	(a)	1.59		1.62	—	—	—	—

FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Year ended October 31, 2015	33.18	0.94	(a)	(7.74)		(6.80)	(0.86)	—	—	(0.86)
Year ended October 31, 2014	34.71	0.80	(a)	(1.63)		(0.83)	(0.70)	—	—	(0.70)
Year ended October 31, 2013	35.19	0.87	(a)	(0.98)		(0.11)	(0.37)	—	—	(0.37)
Year ended October 31, 2012	35.01	0.44		(0.17	)(g)	0.27	(0.09)	—	—	(0.09)
For the period 09/16/11* through 10/31/11	35.00	0.03	(a)	(0.02	)(g)	0.01	—	—	—	—
*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(h)	Per share amount is less than $0.005.

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES ANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets( c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b) (f)	Net Assets, end of period (thousands)

$87.02	2.30%	2.30%	0.28%	0.27%	1.81%	1.81%	51%	$761,457
86.19	13.69	13.54	0.28	0.27	1.41	1.41	25	741,260
76.56	31.88	28.39	0.27	0.27	1.59	1.59	20	447,893
58.70	13.71	16.86	0.29	0.27	1.57	1.59	15	149,677
51.74	3.48	3.56	0.49	0.27	1.02	1.24	1	7,761

58.18	(1.26)	(2.34)	0.43	0.42	2.52	2.53	26	570,188
60.74	(0.81)	(0.80)	0.43	0.42	2.84	2.85	16	643,893
61.95	25.93	0.62	0.43	0.42	2.37	2.38	7	309,745
49.31	(1.40)	23.98	0.43	0.42	2.47	2.49	1	9,862

45.02	(12.91)	(13.43)	0.66	0.65	1.86	1.87	30	198,073
52.75	0.52	0.52	0.66	0.65	1.96	1.97	19	258,481
52.92	6.80	(14.20)	0.65	0.65	2.01	2.01	20	158,759
49.60	(0.80)	23.52	0.67	0.65	0.50	0.52	1	9,920

26.62	6.48	6.48	0.42	0.32	1.10	1.20	3	2,662

25.52	(20.97)	(21.05)	0.49	0.48	3.17	3.17	13	2,004,234
33.18	(2.44)	(2.44)	0.49	0.48	2.27	2.27	11	2,874,838
34.71	(0.33)	(0.61)	0.48	0.48	2.56	2.56	8	2,764,535
35.19	0.79	1.71	0.50	0.48	2.02	2.03	5	566,532
35.01	0.03	(0.57)	0.77	0.48	0.53	0.82	1	103,268

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	59

Financial Highlights (cont.)

		PER SHARE
		Investment Operations				Distributions
	Net Asset Value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® STOXX® Global Broad Infrastructure Index Fund
Year ended October 31, 2015	$45.84	$1.13	(a)	$(2.67)	$(1.54)	$(1.00)	$—	$—	$(1.00)
Year ended October 31, 2014	41.62	1.73	(a)	3.65	5.38	(1.16)	—	—	(1.16)
For the period 10/08/13* through 10/31/13	40.00	0.01	(a)	1.61	1.62	—	—	—	—

FlexShares® Global Quality Real Estate Index Fund
Year ended October 31, 2015	55.24	1.36	(a)	2.25	3.61	(1.38)	—	—	(1.38)
For the period 11/05/13* through 10/31/14	50.00	1.65	(a)	4.67	6.32	(1.08)	—	—	(1.08)

FlexShares® Quality Dividend Index Fund
Year ended October 31, 2015	35.77	1.08	(a)	0.14	1.22	(1.00)	—	—	(1.00)
Year ended October 31, 2014	32.15	1.02	(a)	3.62	4.64	(1.02)	—	—	(1.02)
For the period 12/14/12* through 10/31/13	25.00	0.83	(a)	6.78	7.61	(0.46)	—	—	(0.46)

FlexShares® Quality Dividend Defensive Index Fund
Year ended October 31, 2015	34.99	1.03	(a)	0.72	1.75	(0.93)	—	—	(0.93)
Year ended October 31, 2014	31.42	0.96	(a)	3.62	4.58	(1.01)	—	—	(1.01)
For the period 12/14/12* through 10/31/13	25.00	0.79	(a)	6.05	6.84	(0.42)	—	—	(0.42)

FlexShares® Quality Dividend Dynamic Index Fund
Year ended October 31, 2015	35.83	1.14	(a)	(0.82)	0.32	(1.01)	—	—	(1.01)
Year ended October 31, 2014	32.06	0.98	(a)	3.72	4.70	(0.93)	—	—	(0.93)
For the period 12/14/12* through 10/31/13	25.00	0.84	(a)	6.77	7.61	(0.55)	—	—	(0.55)

FlexShares® International Quality Dividend Index Fund
Year ended October 31, 2015	26.15	1.01	(a)	(3.18)	(2.17)	(0.95)	—	—	(0.95)
Year ended October 31, 2014	27.00	1.25	(a)	(1.06)	0.19	(1.04)	—	—	(1.04)
For the period 04/12/13* through 10/31/13	25.00	0.46	(a)	1.82	2.28	(0.28)	—	—	(0.28)

FlexShares® International Quality Dividend Defensive Index Fund
Year ended October 31, 2015	25.55	0.94	(a)	(3.04)	(2.10)	(0.91)	—	—	(0.91)
Year ended October 31, 2014	26.66	1.23	(a)	(1.32)	(0.09)	(1.02)	—	—	(1.02)
For the period 04/12/13* through 10/31/13	25.00	0.44	(a)	1.58	2.02	(0.36)	—	—	(0.36)

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(h)	Per share amount is less than $0.005.

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES ANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets( c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b) (f)	Net Assets, end of period (thousands)

$43.30	(3.40)%	(4.03)%	0.48%	0.47%	2.52%	2.53%	15%	$467,681
45.84	13.02	13.62	0.48	0.47	3.87	3.88	17	240,664
41.62	4.05	4.20	0.52	0.47	0.32	0.37	1	4,163

57.47	6.60	5.93	0.46	0.45	2.39	2.40	81	132,184
55.24	12.79	13.51	0.47	0.45	3.16	3.18	44	58,003

35.99	3.43	3.52	0.38	0.37	2.99	2.99	86	703,615
35.77	14.61	14.47	0.38	0.37	2.99	3.00	67	586,667
32.15	30.67	30.79	0.38	0.37	3.16	3.17	54	282,930

35.81	5.04	5.13	0.38	0.37	2.87	2.88	92	191,606
34.99	14.79	14.47	0.38	0.37	2.88	2.89	73	122,462
31.42	27.54	27.79	0.38	0.37	3.02	3.03	54	43,983

35.14	0.89	0.78	0.38	0.37	3.15	3.16	87	73,804
35.83	14.78	14.68	0.38	0.37	2.82	2.84	75	93,151
32.06	30.69	30.74	0.38	0.37	3.22	3.23	67	12,825

23.03	(8.45)	(9.95)	0.48	0.47	4.08	4.09	77	430,590
26.15	0.53	1.11	0.48	0.47	4.56	4.57	61	329,485
27.00	9.22	9.58	0.48	0.47	3.24	3.25	26	75,610

22.54	(8.37)	(9.81)	0.48	0.47	3.86	3.87	77	87,893
25.55	(0.51)	(0.33)	0.48	0.47	4.58	4.59	69	66,441
26.66	8.20	8.85	0.49	0.47	3.16	3.18	27	15,999

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	61

Financial Highlights (cont.)

		PER SHARE
		Investment Operations					Distributions
	Net Asset Value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment Income	From Net Realized Gains	Tax return of capital	Total

FlexShares® International Quality Dividend Dynamic Index Fund
Year ended October 31, 2015	$26.50	$0.88	(a)	$(2.50)		$(1.62)	$(1.06)	$—	$—	$(1.06)
Year ended October 31, 2014	27.34	0.99	(a)	(1.00)		(0.01)	(0.83)	—	—	(0.83)
For the period 04/12/13* through 10/31/13	25.00	0.50	(a)	2.35		2.85	(0.51)	—	—	(0.51)

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Year ended October 31, 2015	24.73	(0.10	)(a)	(0.23)		(0.33)	—	—	(0.02)	(0.02)
Year ended October 31, 2014	24.97	0.10	(a)	(0.15)		(0.05)	(0.10)	—	(0.09)	(0.19)
Year ended October 31, 2013	25.43	0.03	(a)	(0.38)		(0.35)	(0.05)	(0.01)	(0.05)	(0.11)
Year ended October 31, 2012	25.14	0.15	(a)	0.39		0.54	(0.22)	(0.03)	—	(0.25)
For the period 09/19/11* through 10/31/11	25.00	0.06	(a)	0.08		0.14	—	—	—	—

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Year ended October 31, 2015	24.87	0.05	(a)	(0.30)		(0.25)	(0.05)	—	(0.01)	(0.06)
Year ended October 31, 2014	25.29	0.21	(a)	(0.32)		(0.11)	(0.24)	—	(0.07)	(0.31)
Year ended October 31, 2013	26.30	0.08	(a)	(0.91)		(0.83)	(0.08)	(0.10)	—	(0.18)
Year ended October 31, 2012	25.03	0.24	(a)	1.31		1.55	(0.27)	(0.01)	—	(0.28)
For the period 09/19/11* through 10/31/11	25.00	0.07	(a)	(0.04	)(g)	0.03	—	—	—	—

FlexShares® Disciplined Duration MBS Index Fund
Year ended October 31, 2015	25.12	0.37	(a)	0.06	(g)	0.43	(0.68)	0.00 (h)	—	(0.68)
For the period 09/03/14* through 10/31/14	25.00	0.09	(a)	0.09		0.18	(0.06)	—	—	(0.06)

FlexShares® Credit-Scored US Corporate Bond Index Fund
For the period 11/12/14* through 10/31/15	50.00	1.12	(a)	0.18		1.30	(0.98)	—	—	(0.98)

FlexShares® Credit-Scored US Long Corporate Bond Index Fund
For the period 09/23/15* through 10/31/15	50.00	0.23	(a)	0.06		0.29	—	—	—	—

FlexShares® Ready Access Variable Income Fund
Year ended October 31, 2015	75.61	0.43	(a)	(0.15)		0.28	(0.42)	(0.11)	—	(0.53)
Year ended October 31, 2014	75.32	0.39	(a)	0.29		0.68	(0.39)	—	—	(0.39)
Year ended October 31, 2013	74.97	0.36	(a)	0.27		0.63	(0.28)	—	—	(0.28)
For the period 10/09/12* through 10/31/12	75.00	0.01	(a)	(0.04)		(0.03)	—	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(h)	Per share amount is less than $0.005.

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES ANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets( c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b) (f)	Net Assets, end of period (thousands)

$23.82	(6.28)%	(8.00)%	0.48%	0.47%	3.43%	3.43%	89%	$35,726
26.50	(0.18)	0.80	0.49	0.47	3.55	3.58	45	113,945
27.34	11.59	11.64	0.48	0.47	3.54	3.55	31	8,203

24.38	(1.34)	(1.46)	0.21	0.20	(0.40)	(0.39)	83	1,978,311
24.73	(0.22)	(0.10)	0.21	0.20	0.40	0.41	179	2,246,873
24.97	(1.41)	(1.45)	0.20	0.20	0.11	0.11	125	1,975,018
25.43	2.15	1.94	0.22	0.20	0.57	0.59	55	684,034
25.14	0.56	0.82	0.51	0.20	1.72	2.03	23	140,912

24.56	(1.00)	(1.04)	0.21	0.20	0.19	0.20	113	432,210
24.87	(0.49)	(0.25)	0.21	0.20	0.82	0.83	150	308,335
25.29	(3.17)	(3.32)	0.20	0.20	0.30	0.30	151	389,483
26.30	6.13	5.87	0.22	0.20	0.90	0.92	60	374,730
25.03	0.12	0.56	0.50	0.20	2.03	2.34	10	145,194

24.87	1.74	2.02	0.22	0.20	1.44	1.46	179	23,627
25.12	0.72	0.76	0.27	0.20	2.18	2.26	23	5,025

50.32	2.61	2.78	0.26	0.22	2.26	2.30	69	12,581

50.29	0.56	1.16	0.27	0.22	4.38	4.43	—	5,029

75.36	0.36	0.28	0.26	0.25	0.56	0.57	38	97,962
75.61	0.90	1.04	0.26	0.25	0.51	0.52	135	75,611
75.32	0.84	4.97	0.26	0.25	0.47	0.47	76	41,423
74.97	(0.04)	(3.96)	0.27	0.25	0.14	0.16	2	7,497

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	63

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

October 31, 2015

	Shares	Value
COMMON STOCKS – 98.9%
Aerospace & Defense – 2.0%
AAR Corp.	6,475	$146,918
Aerojet Rocketdyne Holdings, Inc.*	3,675	62,254
Aerovironment, Inc.*	1,400	32,298
Astronics Corp.*	1,050	39,700
Astronics Corp., Class B*	158	5,867
B/E Aerospace, Inc.	1,225	57,514
The Boeing Co.	13,650	2,021,155
BWX Technologies, Inc.	1,400	39,620
Cubic Corp.	175	7,849
Curtiss-Wright Corp.	4,550	316,498
DigitalGlobe, Inc.*	1,925	28,740
Ducommun, Inc.*	1,400	30,296
Esterline Technologies Corp.*	3,150	242,708
General Dynamics Corp.	5,950	884,051
HEICO Corp.	2,975	150,059
Hexcel Corp.	5,600	259,392
Honeywell International, Inc.	15,750	1,626,660
Huntington Ingalls Industries, Inc.	2,450	293,853
The KEYW Holding Corp.*	2,800	19,964
KLX, Inc.*	1,925	75,287
Kratos Defense & Security Solutions, Inc.*	7,000	34,930
L-3 Communications Holdings, Inc.	2,275	287,560
Lockheed Martin Corp.	6,300	1,384,929
Moog, Inc., Class A*	4,200	259,392
National Presto Industries, Inc.	350	30,818
Northrop Grumman Corp.	4,200	788,550
Orbital ATK, Inc.	3,500	299,670
Precision Castparts Corp.	3,325	767,443
Raytheon Co.	10,150	1,191,610
Rockwell Collins, Inc.	2,450	212,464
Sparton Corp.*	1,400	32,942
Spirit AeroSystems Holdings, Inc., Class A*	7,175	378,410
TASER International, Inc.*	4,200	98,322
Teledyne Technologies, Inc.*	2,275	202,998
Textron, Inc.	4,725	199,253
TransDigm Group, Inc.*	700	153,895
Triumph Group, Inc.	14,000	652,120
United Technologies Corp.	19,775	1,946,058
		15,262,047

	Shares	Value
Air Freight & Logistics – 0.6%
Air Transport Services Group, Inc.*	13,825	$135,347
Atlas Air Worldwide Holdings, Inc.*	4,200	173,208
C.H. Robinson Worldwide, Inc.	3,500	242,830
Echo Global Logistics, Inc.*	1,050	24,979
Expeditors International of Washington, Inc.	3,325	165,552
FedEx Corp.	6,300	983,115
Forward Air Corp.	2,450	111,132
Hub Group, Inc., Class A*	2,100	83,958
Park-Ohio Holdings Corp.	1,750	60,375
United Parcel Service, Inc., Class B	16,450	1,694,679
XPO Logistics, Inc.*	18,200	505,232
		4,180,407
Airlines – 0.8%
Alaska Air Group, Inc.	5,075	386,969
Allegiant Travel Co.	1,050	207,322
American Airlines Group, Inc.	20,300	938,266
Delta Air Lines, Inc.	23,450	1,192,198
Hawaiian Holdings, Inc.*	11,550	400,785
JetBlue Airways Corp.*	29,575	734,643
Republic Airways Holdings, Inc.*	5,950	34,272
SkyWest, Inc.	16,450	313,208
Southwest Airlines Co.	18,375	850,579
Spirit Airlines, Inc.*	3,500	129,920
United Continental Holdings, Inc.*	9,450	569,929
Virgin America, Inc.*	2,450	87,245
		5,845,336
Auto Components – 0.9%
American Axle & Manufacturing Holdings, Inc.*	14,175	314,118
Autoliv, Inc.	1,400	169,736
BorgWarner, Inc.	5,950	254,779
Cooper Tire & Rubber Co.	15,225	636,253
Cooper-Standard Holding, Inc.*	3,500	227,640
Dana Holding Corp.	23,450	393,960
Delphi Automotive PLC	6,300	524,097
Dorman Products, Inc.*	1,400	65,352
Drew Industries, Inc.	1,400	83,762
Federal-Mogul Holdings Corp.*	15,400	119,350

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Gentex Corp.	7,000	$114,730
Gentherm, Inc.*	3,150	154,854
The Goodyear Tire & Rubber Co.	8,050	264,362
Johnson Controls, Inc.	42,350	1,913,373
Lear Corp.	1,750	218,855
Modine Manufacturing Co.*	6,300	52,731
Motorcar Parts of America, Inc.*	1,925	64,795
Remy International, Inc.	8,050	237,394
Standard Motor Products, Inc.	2,625	116,156
Superior Industries International, Inc.	1,225	24,108
Tenneco, Inc.*	11,725	663,518
Tower International, Inc.*	4,375	120,181
Visteon Corp.*	2,450	267,222
		7,001,326
Automobiles – 0.7%
Ford Motor Co.	147,175	2,179,662
General Motors Co.	50,750	1,771,682
Harley-Davidson, Inc.	4,025	199,036
Tesla Motors, Inc.*	2,800	579,404
Thor Industries, Inc.	11,025	596,232
Winnebago Industries, Inc.	3,850	80,812
		5,406,828
Banks – 8.1%
1st Source Corp.	2,886	91,659
Ameris Bancorp	3,500	110,250
Associated Banc-Corp	41,125	795,357
Banc of California, Inc.	175	2,282
BancFirst Corp.	1,225	75,497
The Bancorp, Inc.*	875	6,300
BancorpSouth, Inc.	6,475	161,422
Bank of America Corp.	366,100	6,143,158
Bank of Hawaii Corp.	3,675	240,639
Bank of the Ozarks, Inc.	5,600	280,112
BankUnited, Inc.	13,825	514,013
Banner Corp.	2,625	128,809
BB&T Corp.	35,084	1,303,371
BBCN Bancorp, Inc.	15,225	255,628
Berkshire Hills Bancorp, Inc.	4,200	120,120
BOK Financial Corp.	700	47,026

	Shares	Value
Banks – (continued)
Boston Private Financial Holdings, Inc.	5,425	$62,170
Bryn Mawr Bank Corp.	1,750	50,977
Capital Bank Financial Corp., Class A	3,850	124,355
Cardinal Financial Corp.	5,425	123,310
Cathay General Bancorp	6,300	197,190
Central Pacific Financial Corp.	2,800	62,608
Chemical Financial Corp.	5,600	190,008
CIT Group, Inc.	8,925	383,775
Citigroup, Inc.	114,275	6,076,002
Citizens Financial Group, Inc.	12,950	314,685
City Holding Co.	2,100	100,443
City National Corp./California	1,575	141,120
Columbia Banking System, Inc.	7,525	250,733
Comerica, Inc.	5,600	243,040
Commerce Bancshares, Inc./Montreal	1,050	47,827
Community Bank System, Inc.	5,250	213,990
Community Trust Bancorp, Inc.	1,575	54,290
Cullen/Frost Bankers, Inc.	875	59,885
Customers Bancorp, Inc.*	2,275	62,562
CVB Financial Corp.	14,175	247,354
Eagle Bancorp, Inc.*	1,925	91,630
East West Bancorp, Inc.	2,450	98,955
Fifth Third Bancorp	31,500	600,075
First BanCorp/Puerto Rico*	36,225	137,293
First Citizens BancShares, Inc./North Carolina, Class A	875	224,122
First Commonwealth Financial Corp.	15,225	139,918
First Financial Bancorp	10,850	209,188
First Financial Bankshares, Inc.	3,500	116,410
First Horizon National Corp.	43,400	615,412
First Interstate BancSystem, Inc., Class A	3,850	109,186
First Merchants Corp.	6,300	165,249
First Midwest Bancorp, Inc./Illinois	6,125	109,147
First NBC Bank Holding Co.*	1,750	65,082
First Niagara Financial Group, Inc.	101,675	1,052,336
First Republic Bank/California	2,800	182,868
FirstMerit Corp.	24,500	460,355
Flushing Financial Corp.	5,250	110,460

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	65

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
FNB Corp./Pennsylvania	39,900	$537,453
Fulton Financial Corp.	39,550	530,761
Glacier Bancorp, Inc.	4,725	129,276
Great Western Bancorp, Inc.	875	24,727
Hancock Holding Co.	15,925	439,530
Hanmi Financial Corp.	2,625	66,937
Hilltop Holdings, Inc.*	22,050	462,388
Home BancShares, Inc./Arizona	4,025	172,753
Huntington Bancshares, Inc./Ohio	18,375	201,574
IBERIABANK Corp.	8,575	519,902
Independent Bank Corp./Massachusetts	4,375	204,487
International Bancshares Corp.	15,225	410,314
Investors Bancorp, Inc.	12,950	162,004
JPMorgan Chase & Co.	131,425	8,444,056
KeyCorp	20,475	254,300
Lakeland Financial Corp.	2,800	125,804
LegacyTexas Financial Group, Inc.	2,975	85,383
M&T Bank Corp.	4,025	482,396
MB Financial, Inc.	7,700	248,248
National Penn Bancshares, Inc.	30,625	368,725
NBT Bancorp, Inc.	8,925	250,882
OFG Bancorp	15,750	145,058
Old National Bancorp/Indiana	6,475	90,650
Opus Bank	875	32,594
PacWest Bancorp	5,075	228,578
Park National Corp.	2,450	222,264
People’s United Financial, Inc.	5,775	92,111
Pinnacle Financial Partners, Inc.	3,150	165,753
The PNC Financial Services Group, Inc.	19,250	1,737,505
Popular, Inc.	26,075	771,038
PrivateBancorp, Inc.	6,125	256,209
Prosperity Bancshares, Inc.	2,625	134,873
Regions Financial Corp.	52,675	492,511
Renasant Corp.	3,850	133,326
S&T Bancorp, Inc.	5,950	189,686
Sandy Spring Bancorp, Inc.	4,550	125,125
Signature Bank/New York*	1,400	208,488
Simmons First National Corp., Class A	1,575	81,176
South State Corp.	2,100	162,750

	Shares	Value
Banks – (continued)
Southside Bancshares, Inc.	3,150	$84,735
Southwest Bancorp, Inc.	1,050	17,756
State Bank Financial Corp.	2,800	59,920
Sterling Bancorp/Delaware	9,800	150,822
Stock Yards Bancorp, Inc.	2,450	92,316
SunTrust Banks, Inc.	18,550	770,196
SVB Financial Group*	1,575	192,260
Synovus Financial Corp.	11,725	370,862
TCF Financial Corp.	42,175	649,073
Texas Capital Bancshares, Inc.*	2,800	154,560
Tompkins Financial Corp.	2,450	132,986
TriCo Bancshares	1,225	32,291
Trustmark Corp.	8,400	201,852
U.S. Bancorp/Minnesotta	62,650	2,642,577
UMB Financial Corp.	2,275	111,657
Umpqua Holdings Corp.	14,875	248,413
Union Bankshares Corp.	7,175	179,734
United Bankshares, Inc./West Virginia	10,850	429,118
United Community Banks, Inc./Georgia	3,850	77,616
Valley National Bancorp	37,100	389,550
Washington Trust Bancorp, Inc.	2,625	101,850
Webster Financial Corp.	23,975	889,473
Wells Fargo & Co.	169,400	9,171,316
WesBanco, Inc.	5,600	182,840
Westamerica Bancorp	350	15,474
Western Alliance Bancorp*	7,000	250,250
Wilshire Bancorp, Inc.	19,600	209,524
Wintrust Financial Corp.	13,125	662,681
Zions Bancorp	4,375	125,869
		61,758,819
Beverages – 1.3%
The Boston Beer Co., Inc., Class A*	525	115,285
Brown-Forman Corp., Class B	2,800	297,304
Coca-Cola Bottling Co. Consolidated	525	110,885
The Coca-Cola Co.	92,575	3,920,551
Coca-Cola Enterprises, Inc.	4,200	215,628
Constellation Brands, Inc., Class A	2,800	377,440
Dr. Pepper Snapple Group, Inc.	3,500	312,795

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Beverages – (continued)
Molson Coors Brewing Co., Class B	3,850	$339,185
Monster Beverage Corp.*	3,325	453,264
PepsiCo, Inc.	36,750	3,755,483
		9,897,820
Biotechnology – 2.7%
ACADIA Pharmaceuticals, Inc.*	4,550	158,431
Achillion Pharmaceuticals, Inc.*	1,750	13,685
Acorda Therapeutics, Inc.*	1,575	56,763
Agios Pharmaceuticals, Inc.*	700	51,002
Alexion Pharmaceuticals, Inc.*	4,550	800,800
Alkermes PLC*	2,275	163,618
Alnylam Pharmaceuticals, Inc.*	2,450	210,577
AMAG Pharmaceuticals, Inc.*	5,075	203,000
Amgen, Inc.	16,100	2,546,698
Anacor Pharmaceuticals, Inc.*	3,150	354,091
Arena Pharmaceuticals, Inc.*	2,800	5,292
ARIAD Pharmaceuticals, Inc.*	3,150	21,546
Array BioPharma, Inc.*	4,375	22,400
Baxalta, Inc.	16,275	560,836
BioCryst Pharmaceuticals, Inc.*	3,500	31,465
Biogen, Inc.*	5,075	1,474,338
BioMarin Pharmaceutical, Inc.*	3,500	409,640
Bluebird Bio, Inc.*	1,575	121,480
Catalyst Pharmaceuticals, Inc.*	3,325	10,507
Celgene Corp.*	16,800	2,061,528
Celldex Therapeutics, Inc.*	4,550	54,873
Cepheid, Inc.*	4,025	134,435
Chimerix, Inc.*	1,925	75,421
Clovis Oncology, Inc.*	1,575	157,358
Dyax Corp.*	10,325	284,247
Dynavax Technologies Corp.*	350	7,948
Emergent BioSolutions, Inc.*	1,750	56,262
Enanta Pharmaceuticals, Inc.*	175	4,916
Epizyme, Inc.*	350	4,581
Exact Sciences Corp.*	5,775	48,106
Five Prime Therapeutics, Inc.*	350	11,252
Geron Corp.*	10,675	37,042
Gilead Sciences, Inc.	49,700	5,374,061
Halozyme Therapeutics, Inc.*	3,325	52,036
Heron Therapeutics, Inc.*	1,750	47,985

	Shares	Value
Biotechnology – (continued)
ImmunoGen, Inc.*	3,150	$36,855
Immunomedics, Inc.*	1,575	4,709
Incyte Corp.*	5,075	596,465
Infinity Pharmaceuticals, Inc.*	525	5,434
Insmed, Inc.*	1,575	31,248
Insys Therapeutics, Inc.*	350	9,016
Intrexon Corp.*	2,100	70,560
Ironwood Pharmaceuticals, Inc.*	1,750	19,880
Isis Pharmaceuticals, Inc.*	3,850	185,378
Keryx Biopharmaceuticals, Inc.*	5,250	23,520
Kite Pharma, Inc.*	8,575	583,529
Ligand Pharmaceuticals, Inc.*	1,575	142,301
MacroGenics, Inc.*	875	27,186
Medivation, Inc.*	2,800	117,768
Merrimack Pharmaceuticals, Inc.*	9,275	86,629
MiMedx Group, Inc.*	700	5,096
Myriad Genetics, Inc.*	4,200	169,554
Neurocrine Biosciences, Inc.*	3,850	188,997
NewLink Genetics Corp.*	3,150	120,551
Novavax, Inc.*	14,175	95,681
OPKO Health, Inc.*	15,575	147,184
Orexigen Therapeutics, Inc.*	525	1,596
Osiris Therapeutics, Inc.	1,575	26,822
PDL BioPharma, Inc.	31,675	145,072
Portola Pharmaceuticals, Inc.*	700	33,327
Progenics Pharmaceuticals, Inc.*	2,275	16,699
PTC Therapeutics, Inc.*	1,225	30,466
Puma Biotechnology, Inc.*	875	72,118
Raptor Pharmaceutical Corp.*	3,325	18,121
Regeneron Pharmaceuticals, Inc.*	1,575	877,889
Regulus Therapeutics, Inc.*	1,575	10,474
Repligen Corp.*	1,575	52,353
Rigel Pharmaceuticals, Inc.*	175	445
Sangamo BioSciences, Inc.*	3,325	23,441
Sarepta Therapeutics, Inc.*	1,575	37,895
Seattle Genetics, Inc.*	2,625	108,911
TG Therapeutics, Inc.*	1,575	19,483
United Therapeutics Corp.*	1,925	282,263
Vanda Pharmaceuticals, Inc.*	1,050	11,277
Vertex Pharmaceuticals, Inc.*	5,775	720,374
ZIOPHARM Oncology, Inc.*	1,400	15,946
		20,800,733

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	67

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Building Products – 0.3%
A.O. Smith Corp.	4,200	$322,644
AAON, Inc.	3,500	71,645
American Woodmark Corp.*	1,050	76,335
Apogee Enterprises, Inc.	2,100	104,013
Armstrong World Industries, Inc.*	700	34,734
Builders FirstSource, Inc.*	3,675	43,438
Fortune Brands Home & Security, Inc.	2,450	128,208
Gibraltar Industries, Inc.*	1,750	44,310
Griffon Corp.	5,250	90,195
Insteel Industries, Inc.	525	11,230
Lennox International, Inc.	2,450	325,384
Masco Corp.	4,550	131,950
NCI Building Systems, Inc.*	525	5,492
Nortek, Inc.*	875	53,681
Owens Corning	3,850	175,291
Patrick Industries, Inc.*	2,625	106,523
PGT, Inc.*	350	4,221
Ply Gem Holdings, Inc.*	3,500	41,370
Quanex Building Products Corp.	350	6,605
Simpson Manufacturing Co., Inc.	1,400	53,172
Trex Co., Inc.*	2,100	82,047
Universal Forest Products, Inc.	1,400	101,682
USG Corp.*	2,800	65,996
		2,080,166
Capital Markets – 2.0%
Actua Corp.*	2,100	29,085
Affiliated Managers Group, Inc.*	700	126,182
Ameriprise Financial, Inc.	3,325	383,572
Artisan Partners Asset Management, Inc., Class A	4,025	153,956
The Bank of New York Mellon Corp.	26,250	1,093,312
BGC Partners, Inc., Class A	40,600	351,190
BlackRock, Inc.	3,150	1,108,705
Calamos Asset Management, Inc., Class A	2,625	24,649
The Charles Schwab Corp.	24,500	747,740
Cohen & Steers, Inc.	700	21,413
Cowen Group, Inc., Class A*	14,700	61,887
E*TRADE Financial Corp.*	12,250	349,247

	Shares	Value
Capital Markets – (continued)
Eaton Vance Corp.	1,925	$69,512
Evercore Partners, Inc., Class A	1,750	94,500
FBR & Co.	1,050	20,769
Federated Investors, Inc., Class B	8,050	247,376
Financial Engines, Inc.	2,100	67,536
Franklin Resources, Inc.	18,025	734,699
The Goldman Sachs Group, Inc.	16,800	3,150,000
Greenhill & Co., Inc.	350	9,037
HFF, Inc., Class A	2,625	90,615
Interactive Brokers Group, Inc., Class A	8,225	338,377
INTL. FCStone, Inc.*	1,925	61,581
Invesco Ltd.	10,150	336,675
Investment Technology Group, Inc.	5,425	86,854
Janus Capital Group, Inc.	16,275	252,751
KCG Holdings, Inc., Class A*	11,375	142,074
Legg Mason, Inc.	2,275	101,806
LPL Financial Holdings, Inc.	1,050	44,730
Morgan Stanley	66,150	2,180,966
Northern Trust Corp.‡	6,125	431,139
Piper Jaffray Cos.*	3,675	130,720
Raymond James Financial, Inc.	1,750	96,443
RCS Capital Corp., Class A*	12,250	9,287
SEI Investments Co.	3,150	163,233
State Street Corp.	9,450	652,050
Stifel Financial Corp.*	13,125	583,145
T. Rowe Price Group, Inc.	2,100	158,802
TD Ameritrade Holding Corp.	4,375	150,806
TPG Specialty Lending, Inc.	4,900	83,300
Virtus Investment Partners, Inc.	1,400	163,856
Waddell & Reed Financial, Inc., Class A	1,050	38,787
Walter Investment Management Corp.*	9,625	115,115
WisdomTree Investments, Inc.	7,700	148,071
		15,405,550
Chemicals – 2.2%
A. Schulman, Inc.	4,725	169,580
Air Products & Chemicals, Inc.	4,375	608,037
Airgas, Inc.	875	84,140
Albemarle Corp.	4,200	224,784
American Vanguard Corp.	175	2,347

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Ashland, Inc.	1,225	$134,407
Axalta Coating Systems Ltd.*	1,225	33,847
Axiall Corp.	22,575	457,144
Balchem Corp.	1,925	131,477
Cabot Corp.	11,200	402,528
Calgon Carbon Corp.	3,850	66,220
Celanese Corp.	4,550	323,277
CF Industries Holdings, Inc.	4,200	213,234
Chemtura Corp.*	8,050	257,117
Cytec Industries, Inc.	4,900	364,658
The Dow Chemical Co.	41,650	2,152,055
E.I. du Pont de Nemours & Co.	23,625	1,497,825
Eastman Chemical Co.	4,200	303,114
Ecolab, Inc.	5,600	673,960
Ferro Corp.*	9,975	124,588
Flotek Industries, Inc.*	1,225	22,172
FutureFuel Corp.	1,400	21,574
HB Fuller Co.	1,925	73,131
Huntsman Corp.	19,600	258,132
Innophos Holdings, Inc.	1,050	44,614
Innospec, Inc.	3,500	193,340
International Flavors & Fragrances, Inc.	1,225	142,173
Koppers Holdings, Inc.	4,550	86,268
Kraton Performance Polymers, Inc.*	1,575	32,114
LyondellBasell Industries N.V., Class A	14,000	1,300,740
Minerals Technologies, Inc.	7,875	464,153
Monsanto Co.	11,725	1,093,005
NewMarket Corp.	175	68,905
OMNOVA Solutions, Inc.*	2,275	16,335
Platform Specialty Products Corp.*	700	7,308
PolyOne Corp.	8,050	269,192
PPG Industries, Inc.	4,900	510,874
Praxair, Inc.	7,875	874,834
Quaker Chemical Corp.	1,575	125,024
Rayonier Advanced Materials, Inc.	10,850	100,037
Rentech, Inc.*	17	99
RPM International, Inc.	2,275	103,990
The Scotts Miracle-Gro Co., Class A	2,625	173,670

	Shares	Value
Chemicals – (continued)
Sensient Technologies Corp.	5,075	$331,245
The Sherwin-Williams Co.	1,925	513,648
Sigma-Aldrich Corp.	4,900	684,628
Stepan Co.	5,075	268,620
Tredegar Corp.	1,400	19,964
Trinseo S.A.*	3,150	102,217
The Valspar Corp.	1,225	99,164
W.R. Grace & Co.*	1,050	105,315
Westlake Chemical Corp.	3,325	200,398
		16,531,222
Commercial Services & Supplies – 1.0%
ABM Industries, Inc.	11,025	313,110
ACCO Brands Corp.*	18,725	151,111
The ADT Corp.	4,900	161,896
ARC Document Solutions, Inc.*	4,725	29,389
Brady Corp., Class A	6,300	143,325
The Brink’s Co.	6,475	200,595
Cintas Corp.	2,275	211,780
Civeo Corp.	33,950	63,147
Clean Harbors, Inc.*	525	24,407
Copart, Inc.*	1,260	45,625
Covanta Holding Corp.	9,800	164,248
Deluxe Corp.	4,900	291,795
Ennis, Inc.	6,125	122,684
Essendant, Inc.	4,200	145,194
G&K Services, Inc., Class A	1,400	92,148
Healthcare Services Group, Inc.	5,250	195,615
Herman Miller, Inc.	5,425	172,135
HNI Corp.	3,500	150,290
Interface, Inc.	3,150	61,582
KAR Auction Services, Inc.	5,425	208,320
Kimball International, Inc., Class B	6,825	74,529
Knoll, Inc.	4,375	101,675
Matthews International Corp., Class A	6,125	353,596
McGrath RentCorp	875	26,294
Mobile Mini, Inc.	2,625	89,880
MSA Safety, Inc.	1,225	53,263
Multi-Color Corp.	1,925	149,842
Pitney Bowes, Inc.	11,900	245,735
Quad/Graphics, Inc.	525	6,772
R.R. Donnelley & Sons Co.	45,850	773,489

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	69

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
Republic Services, Inc.	6,475	$283,217
Rollins, Inc.	2,450	65,709
SP Plus Corp.*	525	13,388
Steelcase, Inc., Class A	11,900	230,979
Stericycle, Inc.*	2,100	254,877
Team, Inc.*	525	18,375
Tetra Tech, Inc.	11,550	310,695
Tyco International PLC	9,625	350,735
U.S. Ecology, Inc.	1,750	68,618
UniFirst Corp.	1,400	147,098
Viad Corp.	1,050	31,616
Waste Connections, Inc.	1,925	104,874
Waste Management, Inc.	10,150	545,664
West Corp.	9,625	229,171
		7,478,487
Communications Equipment – 1.6%
ADTRAN, Inc.	175	2,718
Alliance Fiber Optic Products, Inc.	700	9,527
Applied Optoelectronics, Inc.*	3,675	75,778
Arista Networks, Inc.*	1,225	79,025
ARRIS Group, Inc.*	8,400	237,384
Black Box Corp.	5,075	61,966
Brocade Communications Systems, Inc.	25,375	264,407
CalAmp Corp.*	1,050	19,908
Calix, Inc.*	700	4,893
Ciena Corp.*	22,575	544,960
Cisco Systems, Inc.	198,975	5,740,429
CommScope Holding Co., Inc.*	2,800	90,804
Comtech Telecommunications Corp.	525	12,684
EchoStar Corp., Class A*	3,675	164,750
Extreme Networks, Inc.*	5,600	20,104
F5 Networks, Inc.*	1,050	115,710
Harmonic, Inc.*	12,250	70,560
Harris Corp.	1,750	138,477
Infinera Corp.*	8,400	165,984
InterDigital, Inc.	2,975	150,951
Ixia*	8,225	118,522
Juniper Networks, Inc.	10,150	318,609
Motorola Solutions, Inc.	2,800	195,916

	Shares	Value
Communications Equipment – (continued)
NETGEAR, Inc.*	6,125	$253,575
NetScout Systems, Inc.*	3,325	119,268
Palo Alto Networks, Inc.*	1,925	309,925
Plantronics, Inc.	2,625	140,753
Polycom, Inc.*	9,975	137,456
QUALCOMM, Inc.	35,000	2,079,700
ShoreTel, Inc.*	9,625	90,860
Ubiquiti Networks, Inc.*	700	20,426
ViaSat, Inc.*	1,925	126,973
Viavi Solutions, Inc.*	1,225	7,289
		11,890,291
Construction & Engineering – 0.3%
AECOM*	7,350	216,604
Aegion Corp.*	6,125	118,151
Argan, Inc.	1,925	71,129
Chicago Bridge & Iron Co. N.V.	3,850	172,749
Comfort Systems USA, Inc.	3,325	106,167
Dycom Industries, Inc.*	2,450	186,421
EMCOR Group, Inc.	5,425	261,919
Fluor Corp.	6,475	309,570
Furmanite Corp.*	2,100	14,595
Granite Construction, Inc.	2,100	68,964
Great Lakes Dredge & Dock Corp.*	350	1,400
Jacobs Engineering Group, Inc.*	350	14,049
KBR, Inc.	7,700	141,988
MasTec, Inc.*	15,925	267,062
MYR Group, Inc.*	4,725	106,313
Northwest Pipe Co.*	3,675	48,547
Orion Marine Group, Inc.*	700	2,737
Primoris Services Corp.	2,450	48,804
Quanta Services, Inc.*	5,775	116,135
Tutor Perini Corp.*	9,800	164,444
		2,437,748
Construction Materials – 0.1%
Eagle Materials, Inc.	1,575	103,997
Headwaters, Inc.*	7,000	143,850
Martin Marietta Materials, Inc.	1,750	271,512
U.S. Concrete, Inc.*	875	48,528
Vulcan Materials Co.	3,150	304,227
		872,114

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Consumer Finance – 0.8%
Ally Financial, Inc.*	11,900	$237,048
American Express Co.	20,300	1,487,178
Capital One Financial Corp.	19,600	1,546,440
Cash America International, Inc.	5,425	187,325
Credit Acceptance Corp.*	875	165,454
Discover Financial Services	16,450	924,819
Encore Capital Group, Inc.*	9,275	377,492
Enova International, Inc.*	6,125	79,625
Ezcorp, Inc., Class A*	23,275	155,011
First Cash Financial Services, Inc.*	700	26,705
Green Dot Corp., Class A*	11,200	207,648
The JG Wentworth Co., Class A*	700	3,584
LendingClub Corp.*	5,775	81,889
Navient Corp.	16,100	212,359
Nelnet, Inc., Class A	4,025	144,015
PRA Group, Inc.*	4,375	239,750
Santander Consumer USA Holdings, Inc.*	2,975	53,580
SLM Corp.*	5,250	37,065
Springleaf Holdings, Inc.*	1,750	82,093
Synchrony Financial*	875	26,915
World Acceptance Corp.*	2,100	80,073
		6,356,068
Containers & Packaging – 0.4%
AptarGroup, Inc.	875	64,365
Avery Dennison Corp.	1,750	113,697
Ball Corp.	2,275	155,838
Bemis Co., Inc.	4,025	184,265
Berry Plastics Group, Inc.*	18,550	621,425
Crown Holdings, Inc.*	3,675	194,922
Graphic Packaging Holding Co.	20,300	287,448
Greif, Inc., Class A	9,100	298,298
Myers Industries, Inc.	1,925	30,049
Owens-Illinois, Inc.*	700	15,085
Packaging Corp. of America	2,100	143,745
Sealed Air Corp.	3,850	189,112
Silgan Holdings, Inc.	4,200	213,654
Sonoco Products Co.	1,575	67,237
WestRock Co.	6,541	351,644
		2,930,784

	Shares	Value
Distributors – 0.1%
Core-Mark Holding Co., Inc.	2,975	$241,838
Genuine Parts Co.	2,275	206,479
LKQ Corp.*	7,875	233,179
Pool Corp.	3,850	313,929
VOXX International Corp.*	3,675	18,963
		1,014,388
Diversified Consumer Services – 0.3%
Apollo Education Group, Inc.*	23,800	172,788
Ascent Capital Group, Inc., Class A*	3,150	68,607
Bright Horizons Family Solutions, Inc.*	2,625	168,052
Capella Education Co.	1,400	63,210
Career Education Corp.*	12,950	46,749
Carriage Services, Inc.	2,800	60,228
Chegg, Inc.*	5,775	39,848
DeVry Education Group, Inc.	12,600	296,856
Graham Holdings Co., Class B	175	96,682
Grand Canyon Education, Inc.*	3,675	152,733
H&R Block, Inc.	4,900	182,574
Houghton Mifflin Harcourt Co.*	2,975	58,280
K12, Inc.*	7,525	73,068
LifeLock, Inc.*	350	4,904
Regis Corp.*	10,500	173,460
Service Corp. International	8,575	242,330
Sotheby’s	3,675	127,339
Steiner Leisure Ltd.*	525	33,264
Strayer Education, Inc.*	2,800	148,176
		2,209,148
Diversified Financial Services – 1.7%
Berkshire Hathaway, Inc., Class B*	66,150	8,997,723
CBOE Holdings, Inc.	3,850	258,104
CME Group, Inc.	7,350	694,354
FNFV Group*	1,400	15,736
GAIN Capital Holdings, Inc.	3,500	26,075
Intercontinental Exchange, Inc.	2,450	618,501
Leucadia National Corp.	21,175	423,716
MarketAxess Holdings, Inc.	2,975	301,397
McGraw Hill Financial, Inc.	5,250	486,360
Moody’s Corp.	4,025	387,044
MSCI, Inc.	2,275	152,425

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	71

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – (continued)
Nasdaq, Inc.	1,750	$101,308
On Deck Capital, Inc.*	1,050	9,996
PICO Holdings, Inc.*	9,450	91,287
Voya Financial, Inc.	8,575	347,888
		12,911,914
Diversified Telecommunication Services – 2.1%
8x8, Inc.*	5,600	59,696
AT&T, Inc.	239,925	8,039,887
Atlantic Tele-Network, Inc.	1,750	133,735
Cincinnati Bell, Inc.*	13,475	50,801
Cogent Communications Holdings, Inc.	2,625	80,640
Consolidated Communications Holdings, Inc.	2,450	54,145
Frontier Communications Corp.	20,825	107,040
General Communication, Inc., Class A*	3,675	74,841
IDT Corp., Class B	2,625	33,994
inContact, Inc.*	3,675	32,707
Inteliquent, Inc.	1,575	32,634
Iridium Communications, Inc.*	17,675	145,112
Level 3 Communications, Inc.*	6,825	347,734
Lumos Networks Corp.	1,575	20,412
ORBCOMM, Inc.*	2,275	13,514
Premiere Global Services, Inc.*	11,375	155,610
Verizon Communications, Inc.	140,350	6,579,608
Vonage Holdings Corp.*	23,975	145,528
Windstream Holdings, Inc.	21,875	142,406
		16,250,044
Electric Utilities – 2.0%
ALLETE, Inc.	7,000	351,470
American Electric Power Co., Inc.	18,900	1,070,685
Cleco Corp.	5,075	268,975
Duke Energy Corp.	12,775	913,029
Edison International	11,550	699,006
El Paso Electric Co.	7,175	277,457
The Empire District Electric Co.	3,150	71,032
Entergy Corp.	14,000	954,240
Eversource Energy	11,550	588,357
Exelon Corp.	37,100	1,035,832

	Shares	Value
Electric Utilities – (continued)
FirstEnergy Corp.	27,300	$851,760
Great Plains Energy, Inc.	1,925	52,937
Hawaiian Electric Industries, Inc.	25,025	732,231
IDACORP, Inc.	10,850	725,322
ITC Holdings Corp.	1,925	62,986
MGE Energy, Inc.	1,925	79,445
NextEra Energy, Inc.	11,900	1,221,654
OGE Energy Corp.	13,650	389,162
Otter Tail Corp.	1,225	33,614
Pepco Holdings, Inc.	11,550	307,577
Pinnacle West Capital Corp.	2,450	155,600
PNM Resources, Inc.	16,975	477,337
Portland General Electric Co.	17,675	655,389
PPL Corp.	29,400	1,011,360
The Southern Co.	37,800	1,704,780
UIL Holdings Corp.	5,425	276,621
Unitil Corp.	2,100	74,487
Westar Energy, Inc.	1,400	55,580
Xcel Energy, Inc.	12,425	442,703
		15,540,628
Electrical Equipment – 0.6%
Acuity Brands, Inc.	1,750	382,550
AMETEK, Inc.	3,850	211,057
AZZ, Inc.	1,400	77,462
Eaton Corp. PLC	16,100	900,151
Emerson Electric Co.	26,075	1,231,522
Encore Wire Corp.	1,225	52,393
EnerSys	4,900	298,851
Enphase Energy, Inc.*	1,225	4,410
Franklin Electric Co., Inc.	1,575	51,912
FuelCell Energy, Inc.*	2,975	2,631
Generac Holdings, Inc.*	15,575	491,547
General Cable Corp.	5,600	86,184
Global Power Equipment Group, Inc.	2,975	12,882
Hubbell, Inc., Class B	700	67,795
Plug Power, Inc.*	8,050	19,401
Powell Industries, Inc.	175	5,831
PowerSecure International, Inc.*	2,800	34,888
Regal Beloit Corp.	350	22,327
Rockwell Automation, Inc.	1,750	191,030

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – (continued)
Sensata Technologies Holding N.V.*	2,450	$117,820
SolarCity Corp.*	1,225	36,321
Thermon Group Holdings, Inc.*	525	10,558
		4,309,523
Electronic Equipment, Instruments & Components – 1.2%
Amphenol Corp., Class A	6,475	351,074
Anixter International, Inc.*	5,075	348,043
Arrow Electronics, Inc.*	1,750	96,232
Avnet, Inc.	2,625	119,254
AVX Corp.	9,275	125,212
Badger Meter, Inc.	1,050	63,609
Belden, Inc.	2,100	134,463
Benchmark Electronics, Inc.*	9,625	190,382
Checkpoint Systems, Inc.	875	6,545
Cognex Corp.	6,475	243,460
Coherent, Inc.*	1,050	56,910
Corning, Inc.	25,025	465,465
CTS Corp.	5,600	101,808
Daktronics, Inc.	700	6,790
Dolby Laboratories, Inc., Class A	700	24,269
DTS, Inc.*	350	10,416
Fabrinet*	7,000	151,690
FARO Technologies, Inc.*	525	17,740
FEI Co.	2,100	151,599
Flextronics International Ltd.*	7,175	81,723
FLIR Systems, Inc.	2,800	74,676
GSI Group, Inc.*	2,625	35,464
II-VI, Inc.*	175	3,171
Ingram Micro, Inc., Class A	9,800	291,844
Insight Enterprises, Inc.*	10,325	262,255
InvenSense, Inc.*	1,750	20,860
IPG Photonics Corp.*	2,450	202,419
Jabil Circuit, Inc.	175	4,021
Keysight Technologies, Inc.*	2,450	81,046
Knowles Corp.*	1,050	17,493
Littelfuse, Inc.	1,575	157,390
Maxwell Technologies, Inc.*	4,375	26,250
Mercury Systems, Inc.*	2,625	45,045
Mesa Laboratories, Inc.	175	19,574
Methode Electronics, Inc.	2,975	99,157

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
MTS Systems Corp.	875	$57,776
National Instruments Corp.	1,050	31,994
Newport Corp.*	2,800	42,308
OSI Systems, Inc.*	1,225	105,571
PC Connection, Inc.	3,150	73,206
Plexus Corp.*	7,000	242,340
RealD, Inc.*	3,675	37,375
Rofin-Sinar Technologies, Inc.*	1,225	35,476
Rogers Corp.*	1,400	65,128
Sanmina Corp.*	20,650	426,836
ScanSource, Inc.*	5,600	193,256
SYNNEX Corp.	7,000	619,080
TE Connectivity Ltd.	8,575	552,573
Tech Data Corp.*	9,975	726,080
Trimble Navigation Ltd.*	4,200	95,550
TTM Technologies, Inc.*	13,300	97,090
Universal Display Corp.*	1,050	36,026
Vishay Intertechnology, Inc.	94,850	1,005,410
Zebra Technologies Corp., Class A*	4,200	322,980
		8,853,404
Energy Equipment & Services – 1.2%
Atwood Oceanics, Inc.	7,175	118,746
Baker Hughes, Inc.	10,500	553,140
Basic Energy Services, Inc.*	11,200	41,552
C&J Energy Services Ltd.*	11,375	56,761
Cameron International Corp.*	6,125	416,561
CARBO Ceramics, Inc.	700	12,264
Core Laboratories N.V.	875	101,789
Dril-Quip, Inc.*	1,225	75,411
Ensco PLC, Class A	25,900	430,717
Exterran Holdings, Inc.	5,075	110,330
Fairmount Santrol Holdings, Inc.*	27,125	72,424
FMC Technologies, Inc.*	7,350	248,650
Forum Energy Technologies, Inc.*	2,450	32,462
Frank’s International N.V.	2,100	36,036
Geospace Technologies Corp.*	3,150	48,384
Gulfmark Offshore, Inc., Class A	6,125	38,220
Halliburton Co.	23,100	886,578
Helix Energy Solutions Group, Inc.*	175	1,011

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	73

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Helmerich & Payne, Inc.	350	$19,695
Hornbeck Offshore Services, Inc.*	12,600	170,226
ION Geophysical Corp.*	30,625	11,331
Key Energy Services, Inc.*	50,050	26,296
Matrix Service Co.*	6,125	139,038
McDermott International, Inc.*	4,900	22,589
Nabors Industries Ltd.	25,200	253,008
National Oilwell Varco, Inc.	17,325	652,113
Natural Gas Services Group, Inc.*	700	15,764
Newpark Resources, Inc.*	6,125	34,668
Noble Corp. PLC	34,475	464,378
Oceaneering International, Inc.	525	22,061
Oil States International, Inc.*	350	10,504
Paragon Offshore PLC	28,350	6,804
Parker Drilling Co.*	43,750	125,125
Patterson-UTI Energy, Inc.	37,100	552,419
PHI, Inc. (Non-Voting)*	2,450	46,648
Pioneer Energy Services Corp.*	18,200	42,042
RPC, Inc.	4,900	54,047
Schlumberger Ltd.	30,625	2,393,650
SEACOR Holdings, Inc.*	350	20,447
Seventy Seven Energy, Inc.*	12,250	13,965
Superior Energy Services, Inc.	5,425	76,818
Tesco Corp.	875	7,000
TETRA Technologies, Inc.*	1,925	12,975
Tidewater, Inc.	12,950	159,933
U.S. Silica Holdings, Inc.	2,450	44,247
Weatherford International PLC*	32,200	329,728
		9,008,555
Food & Staples Retailing – 1.6%
The Andersons, Inc.	6,125	216,825
Casey’s General Stores, Inc.	2,800	297,416
The Chefs’ Warehouse, Inc.*	175	2,651
Costco Wholesale Corp.	9,975	1,577,247
CVS Health Corp.	24,500	2,420,110
Ingles Markets, Inc., Class A	2,100	104,874
The Kroger Co.	24,150	912,870
PriceSmart, Inc.	700	60,186
Rite Aid Corp.*	43,575	343,371
SpartanNash Co.	7,700	214,830

	Shares	Value
Food & Staples Retailing – (continued)
Sprouts Farmers Market, Inc.*	2,100	$42,798
SUPERVALU, Inc.*	64,225	421,958
Sysco Corp.	11,725	483,656
United Natural Foods, Inc.*	875	44,144
Walgreens Boots Alliance, Inc.	19,250	1,630,090
Wal-Mart Stores, Inc.	58,625	3,355,695
Weis Markets, Inc.	175	7,200
Whole Foods Market, Inc.	8,750	262,150
		12,398,071
Food Products – 1.7%
Archer-Daniels-Midland Co.	37,800	1,725,948
B&G Foods, Inc.	1,225	44,455
Boulder Brands, Inc.*	1,050	9,303
Bunge Ltd.	5,075	370,272
Calavo Growers, Inc.	1,225	62,977
Cal-Maine Foods, Inc.	8,225	439,708
Campbell Soup Co.	3,500	177,765
ConAgra Foods, Inc.	12,600	510,930
Darling Ingredients, Inc.*	46,550	471,086
Dean Foods Co.	4,375	79,231
Diamond Foods, Inc.*	2,450	97,069
Flowers Foods, Inc.	1,750	47,250
Fresh Del Monte Produce, Inc.	9,100	415,233
General Mills, Inc.	11,900	691,509
The Hain Celestial Group, Inc.*	4,725	235,541
The Hershey Co.	2,450	217,290
Hormel Foods Corp.	2,800	189,140
Ingredion, Inc.	1,400	133,084
J&J Snack Foods Corp.	1,225	150,418
The JM Smucker Co.	1,575	184,889
Kellogg Co.	4,900	345,548
Keurig Green Mountain, Inc.	2,450	124,338
The Kraft Heinz Co.	13,300	1,037,001
Lancaster Colony Corp.	1,225	139,307
Landec Corp.*	2,275	27,983
McCormick & Co., Inc. (Non-Voting)	2,450	205,751
Mead Johnson Nutrition Co.	5,075	416,150
Mondelez International, Inc., Class A	36,750	1,696,380
Omega Protein Corp.*	3,850	70,070
Pilgrim’s Pride Corp.	4,550	86,405

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Pinnacle Foods, Inc.	4,550	$200,564
Post Holdings, Inc.*	14,875	956,016
Sanderson Farms, Inc.	2,800	194,628
Snyder’s-Lance, Inc.	3,500	124,390
Tootsie Roll Industries, Inc.	1,575	49,991
TreeHouse Foods, Inc.*	1,925	164,857
Tyson Foods, Inc., Class A	8,750	388,150
The WhiteWave Foods Co.*	7,700	315,546
		12,796,173
Gas Utilities – 0.6%
AGL Resources, Inc.	4,900	306,250
Atmos Energy Corp.	1,225	77,175
Chesapeake Utilities Corp.	2,450	127,914
The Laclede Group, Inc.	6,650	389,490
National Fuel Gas Co.	2,450	128,698
New Jersey Resources Corp.	21,175	670,824
Northwest Natural Gas Co.	175	8,360
ONE Gas, Inc.	8,575	418,803
Piedmont Natural Gas Co., Inc.	4,900	280,819
Questar Corp.	1,400	28,910
South Jersey Industries, Inc.	14,525	385,058
Southwest Gas Corp.	10,325	634,575
UGI Corp.	3,325	121,928
WGL Holdings, Inc.	13,825	860,330
		4,439,134
Health Care Equipment & Supplies – 1.7%
Abaxis, Inc.	1,225	61,507
Abbott Laboratories	32,550	1,458,240
ABIOMED, Inc.*	2,450	180,467
Accuray, Inc.*	2,275	15,242
Alere, Inc.*	8,050	371,266
Align Technology, Inc.*	3,500	229,110
Analogic Corp.	350	30,667
AngioDynamics, Inc.*	2,275	28,619
Anika Therapeutics, Inc.*	875	33,705
AtriCure, Inc.*	1,050	19,451
Baxter International, Inc.	11,550	431,854
Becton Dickinson and Co.	3,675	523,761
Boston Scientific Corp.*	25,725	470,253
C.R. Bard, Inc.	1,400	260,890

	Shares	Value
Health Care Equipment & Supplies – (continued)
Cantel Medical Corp.	2,625	$155,610
Cardiovascular Systems, Inc.*	1,225	16,782
Cerus Corp.*	2,625	12,521
CONMED Corp.	4,725	191,646
The Cooper Cos., Inc.	700	106,652
Cynosure, Inc., Class A*	1,750	65,870
DENTSPLY International, Inc.	2,100	127,785
DexCom, Inc.*	5,075	422,849
Edwards Lifesciences Corp.*	2,450	385,017
Endologix, Inc.*	2,100	17,934
Globus Medical, Inc., Class A*	4,725	105,604
Greatbatch, Inc.*	4,025	215,136
Haemonetics Corp.*	2,625	88,672
Hill-Rom Holdings, Inc.	6,125	322,726
Hologic, Inc.*	6,475	251,618
ICU Medical, Inc.*	875	96,224
IDEXX Laboratories, Inc.*	2,100	144,102
Insulet Corp.*	2,100	62,790
Integra LifeSciences Holdings Corp.*	3,325	198,070
Intuitive Surgical, Inc.*	700	347,620
Invacare Corp.	2,800	48,384
LivaNova PLC*	1,225	81,193
Masimo Corp.*	3,850	152,768
Medtronic PLC	22,400	1,655,808
Merit Medical Systems, Inc.*	3,850	71,379
Natus Medical, Inc.*	2,450	111,549
Neogen Corp.*	2,275	122,964
NuVasive, Inc.*	3,500	165,060
NxStage Medical, Inc.*	3,500	58,485
OraSure Technologies, Inc.*	700	3,640
Orthofix International N.V.*	4,200	143,010
Quidel Corp.*	1,225	23,545
ResMed, Inc.	2,450	141,145
Rockwell Medical, Inc.*	6,300	72,954
Sirona Dental Systems, Inc.*	1,225	133,684
The Spectranetics Corp.*	2,975	36,355
St. Jude Medical, Inc.	5,075	323,836
STAAR Surgical Co.*	1,225	9,984
STERIS Corp.	5,075	380,371
Stryker Corp.	5,775	552,206
SurModics, Inc.*	350	7,466
Teleflex, Inc.	2,100	279,300

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	75

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Unilife Corp.*	875	$659
Varian Medical Systems, Inc.*	1,750	137,428
Vascular Solutions, Inc.*	1,750	56,210
West Pharmaceutical Services, Inc.	5,075	304,551
Wright Medical Group N.V.*	4,790	92,589
Zeltiq Aesthetics, Inc.*	175	5,905
Zimmer Biomet Holdings, Inc.	3,325	347,695
		12,970,383
Health Care Providers & Services – 2.6%
Acadia Healthcare Co., Inc.*	3,150	193,441
Aceto Corp.	3,850	116,116
Addus HomeCare Corp.*	350	8,743
Aetna, Inc.	9,800	1,124,844
Air Methods Corp.*	1,575	64,465
Almost Family, Inc.*	1,575	65,173
Amedisys, Inc.*	4,550	180,089
AmerisourceBergen Corp.	4,025	388,453
AMN Healthcare Services, Inc.*	5,600	158,872
Amsurg Corp.*	12,250	858,602
Anthem, Inc.	7,525	1,047,104
BioScrip, Inc.*	16,275	32,062
BioTelemetry, Inc.*	175	2,278
Brookdale Senior Living, Inc.*	7,000	146,370
Capital Senior Living Corp.*	1,400	31,668
Cardinal Health, Inc.	7,175	589,785
Centene Corp.*	6,125	364,315
Chemed Corp.	2,275	357,835
Cigna Corp.	7,525	1,008,651
Community Health Systems, Inc.*	3,675	103,047
CorVel Corp.*	525	17,430
DaVita HealthCare Partners, Inc.*	3,500	271,285
The Ensign Group, Inc.	3,150	132,804
ExamWorks Group, Inc.*	3,675	103,782
Express Scripts Holding Co.*	19,950	1,723,281
HCA Holdings, Inc.*	8,575	589,874
Health Net, Inc.*	16,275	1,045,831
HealthSouth Corp.	6,825	237,715
Healthways, Inc.*	3,850	45,314
Henry Schein, Inc.*	1,750	265,493
Humana, Inc.	2,975	531,424

	Shares	Value
Health Care Providers & Services – (continued)
IPC Healthcare, Inc.*	350	$27,475
Kindred Healthcare, Inc.	23,800	318,920
Laboratory Corp. of America Holdings*	2,275	279,233
LHC Group, Inc.*	1,925	86,750
LifePoint Health, Inc.*	11,375	783,510
Magellan Health, Inc.*	4,725	252,315
McKesson Corp.	4,900	876,120
MEDNAX, Inc.*	3,500	246,645
Molina Healthcare, Inc.*	3,150	195,300
Owens & Minor, Inc.	8,050	288,593
Patterson Cos., Inc.	2,450	116,130
PharMerica Corp.*	5,950	169,992
The Providence Service Corp.*	2,100	108,465
Quest Diagnostics, Inc.	3,675	249,716
Select Medical Holdings Corp.	16,100	181,930
Team Health Holdings, Inc.*	2,625	156,634
Tenet Healthcare Corp.*	2,275	71,367
Triple-S Management Corp., Class B*	6,300	129,717
U.S. Physical Therapy, Inc.	1,050	51,513
UnitedHealth Group, Inc.	20,825	2,452,769
Universal American Corp.	5,775	43,082
Universal Health Services, Inc., Class B	1,225	149,560
VCA, Inc.*	4,725	258,788
WellCare Health Plans, Inc.*	3,325	294,595
		19,595,265
Health Care Technology – 0.2%
Allscripts Healthcare Solutions, Inc.*	7,875	110,722
athenahealth, Inc.*	1,050	160,073
Cerner Corp.*	7,525	498,832
HealthStream, Inc.*	525	12,500
IMS Health Holdings, Inc.*	1,400	38,108
MedAssets, Inc.*	3,500	82,880
Medidata Solutions, Inc.*	3,150	135,450
Omnicell, Inc.*	2,975	80,920
Vocera Communications, Inc.*	3,675	43,255
		1,162,740

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – 1.6%
Aramark	1,750	$53,112
Belmond Ltd., Class A*	3,500	37,590
BJ’s Restaurants, Inc.*	1,750	75,127
Bloomin’ Brands, Inc.	175	2,970
Bob Evans Farms, Inc.	1,225	53,006
Boyd Gaming Corp.*	7,875	157,421
Brinker International, Inc.	5,250	238,927
Buffalo Wild Wings, Inc.*	1,400	215,978
Caesars Entertainment Corp.*	11,375	91,569
Carnival Corp.	9,450	511,056
The Cheesecake Factory, Inc.	2,800	134,960
Chipotle Mexican Grill, Inc.*	525	336,121
Choice Hotels International, Inc.	2,625	137,314
Churchill Downs, Inc.	875	128,476
Cracker Barrel Old Country Store, Inc.	2,275	312,721
Darden Restaurants, Inc.	3,150	194,953
Denny’s Corp.*	10,150	111,244
Diamond Resorts International, Inc.*	2,625	74,655
DineEquity, Inc.	1,225	102,226
Domino’s Pizza, Inc.	2,625	280,009
Dunkin’ Brands Group, Inc.	2,100	86,961
Fiesta Restaurant Group, Inc.*	1,400	49,504
Hilton Worldwide Holdings, Inc.	6,300	157,437
Hyatt Hotels Corp., Class A*	700	35,280
International Speedway Corp., Class A	1,400	48,566
Interval Leisure Group, Inc.	1,925	33,976
Isle of Capri Casinos, Inc.*	2,800	53,564
J Alexander’s Holdings, Inc.*	1	8
Jack in the Box, Inc.	3,325	247,812
Krispy Kreme Doughnuts, Inc.*	3,150	43,123
Las Vegas Sands Corp.	7,350	363,898
The Marcus Corp.	3,500	72,415
Marriott International, Inc., Class A	4,725	362,785
Marriott Vacations Worldwide Corp.	2,975	191,590
McDonald’s Corp.	18,025	2,023,306
MGM Resorts International*	8,750	202,912
Norwegian Cruise Line Holdings Ltd.*	2,450	155,869

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Panera Bread Co., Class A*	350	$62,080
Papa John’s International, Inc.	2,800	196,476
Penn National Gaming, Inc.*	5,425	96,891
Pinnacle Entertainment, Inc.*	4,200	147,042
Popeyes Louisiana Kitchen, Inc.*	1,575	88,893
Red Robin Gourmet Burgers, Inc.*	1,050	78,635
Royal Caribbean Cruises Ltd.	3,850	378,647
Ruby Tuesday, Inc.*	4,375	22,881
Ruth’s Hospitality Group, Inc.	2,450	38,000
Scientific Games Corp., Class A*	3,675	40,756
Six Flags Entertainment Corp.	2,625	136,605
Sonic Corp.	4,375	124,863
Starbucks Corp.	31,850	1,992,855
Starwood Hotels & Resorts Worldwide, Inc.	3,150	251,591
Texas Roadhouse, Inc.	4,375	150,281
Vail Resorts, Inc.	2,450	279,717
The Wendy’s Co.	16,100	147,476
Wyndham Worldwide Corp.	2,450	199,308
Wynn Resorts Ltd.	1,925	134,654
Yum! Brands, Inc.	7,350	521,189
		12,467,281
Household Durables – 1.0%
Beazer Homes USA, Inc.*	175	2,492
CalAtlantic Group, Inc.*	20,047	763,602
Cavco Industries, Inc.*	525	51,765
Dr. Horton, Inc.	9,100	267,904
Ethan Allen Interiors, Inc.	525	14,285
Garmin Ltd.	2,800	99,316
GoPro, Inc., Class A*	525	13,125
Harman International Industries, Inc.	1,050	115,458
Helen of Troy Ltd.*	7,175	711,832
Hovnanian Enterprises, Inc., Class A*	1,400	2,884
iRobot Corp.*	1,225	36,762
Jarden Corp.*	3,150	141,120
KB Home	13,825	181,107
La-Z-Boy, Inc.	3,850	109,917
Leggett & Platt, Inc.	2,100	94,563
Lennar Corp., Class A	4,025	201,532
LGI Homes, Inc.*	4,200	117,726

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	77

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
Libbey, Inc.	5,600	$188,384
M/I Homes, Inc.*	6,300	144,585
MDC Holdings, Inc.	9,625	250,154
Meritage Homes Corp.*	4,725	166,603
Mohawk Industries, Inc.*	1,750	342,125
NACCO Industries, Inc., Class A	525	23,536
Newell Rubbermaid, Inc.	5,600	237,608
NVR, Inc.*	175	286,608
PulteGroup, Inc.	9,625	176,426
Skullcandy, Inc.*	3,150	17,640
Taylor Morrison Home Corp., Class A*	7,700	141,911
Tempur Sealy International, Inc.*	4,025	313,306
Toll Brothers, Inc.*	5,775	207,727
TRI Pointe Group, Inc.*	32,375	420,228
Tupperware Brands Corp.	13,825	813,878
Universal Electronics, Inc.*	2,450	116,547
WCI Communities, Inc.*	3,150	75,254
Whirlpool Corp.	1,925	308,270
William Lyon Homes, Class A*	3,325	70,955
ZAGG, Inc.*	7,000	59,360
		7,286,495
Household Products – 1.2%
Central Garden & Pet Co., Class A*	8,400	141,792
Church & Dwight Co., Inc.	2,975	256,118
The Clorox Co.	2,800	341,432
Colgate-Palmolive Co.	21,525	1,428,184
HRG Group, Inc.*	39,200	527,240
Kimberly-Clark Corp.	7,000	837,970
The Procter & Gamble Co.	67,725	5,172,835
Spectrum Brands Holdings, Inc.	1,925	184,511
WD-40 Co.	1,225	117,086
		9,007,168
Independent Power and Renewable Electricity Producers – 0.2%
AES Corp.	32,025	350,673
Calpine Corp.*	525	8,143
Dynegy, Inc.*	8,925	173,413
NRG Energy, Inc.	20,300	261,667

	Shares	Value
Independent Power and Renewable Electricity Producers – (continued)
NRG Yield, Inc., Class A	31,675	$434,898
Ormat Technologies, Inc.	2,625	99,015
		1,327,809
Industrial Conglomerates – 2.0%
3M Co.	22,225	3,493,992
Carlisle Cos., Inc.	1,400	121,800
Danaher Corp.	12,250	1,143,048
General Electric Co.	359,625	10,400,355
Roper Technologies, Inc.	2,275	423,946
		15,583,141
Insurance – 4.8%
ACE Ltd.	12,600	1,430,604
Aflac, Inc.	18,725	1,193,719
Alleghany Corp.*	350	173,694
Allied World Assurance Co. Holdings AG	2,275	82,719
The Allstate Corp.	13,300	823,004
Ambac Financial Group, Inc.*	14,175	228,926
American Equity Investment Life Holding Co.	18,375	471,870
American Financial Group, Inc.	1,225	88,433
American International Group, Inc.	43,050	2,714,733
American National Insurance Co.	2,625	271,110
AMERISAFE, Inc.	1,575	86,200
AmTrust Financial Services, Inc.	7,525	513,355
Aon PLC	6,475	604,182
Arch Capital Group Ltd.*	4,375	327,644
Argo Group International Holdings Ltd.	8,225	514,227
Arthur J Gallagher & Co.	1,050	45,916
Aspen Insurance Holdings Ltd.	17,150	833,661
Assurant, Inc.	2,275	185,481
Assured Guaranty Ltd.	7,700	211,288
Axis Capital Holdings Ltd.	3,325	179,550
Brown & Brown, Inc.	3,325	107,298
The Chubb Corp.	8,925	1,154,449
Cincinnati Financial Corp.	4,375	263,506
CNA Financial Corp.	5,775	211,134
CNO Financial Group, Inc.	43,575	837,076
Employers Holdings, Inc.	2,275	60,219

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Endurance Specialty Holdings Ltd.	15,925	$1,005,345
Enstar Group Ltd.*	3,150	497,070
Erie Indemnity Co., Class A	175	15,305
Everest Re Group Ltd.	1,400	249,158
FBL Financial Group, Inc., Class A	2,625	165,112
Federated National Holding Co.	525	16,162
Fidelity & Guaranty Life	4,900	130,830
First American Financial Corp.	26,075	994,240
FNF Group	4,200	148,176
Genworth Financial, Inc., Class A*	23,450	109,746
Greenlight Capital Re Ltd., Class A*	5,075	111,447
The Hanover Insurance Group, Inc.	10,850	914,113
The Hartford Financial Services Group, Inc.	11,200	518,112
HCI Group, Inc.	1,750	76,317
Heritage Insurance Holdings, Inc.*	3,850	85,162
Horace Mann Educators Corp.	9,800	335,552
Infinity Property & Casualty Corp.	2,275	183,183
Kemper Corp.	14,350	512,582
Lincoln National Corp.	7,875	421,391
Loews Corp.	21,525	784,802
Maiden Holdings Ltd.	11,375	176,881
Markel Corp.*	350	303,800
Marsh & McLennan Cos., Inc.	11,550	643,797
MBIA, Inc.*	41,300	310,163
Mercury General Corp.	7,350	396,974
MetLife, Inc.	43,050	2,168,859
National General Holdings Corp.	12,600	248,346
National Western Life Group, Inc., Class A	525	135,445
The Navigators Group, Inc.*	2,625	224,044
Old Republic International Corp.	15,225	274,659
OneBeacon Insurance Group Ltd., Class A	2,975	42,810
PartnerRe Ltd.	2,275	316,225
The Phoenix Cos., Inc.*	1,575	54,149
Primerica, Inc.	11,550	550,127
Principal Financial Group, Inc.	8,225	412,566
ProAssurance Corp.	7,700	407,792
The Progressive Corp.	15,575	516,000
Prudential Financial, Inc.	17,850	1,472,625

	Shares	Value
Insurance – (continued)
Reinsurance Group of America, Inc.	1,050	$94,752
RenaissanceRe Holdings Ltd.	1,575	172,667
RLI Corp.	2,800	170,380
Safety Insurance Group, Inc.	2,100	121,695
Selective Insurance Group, Inc.	10,850	395,917
StanCorp Financial Group, Inc.	11,550	1,325,016
Stewart Information Services Corp.	2,800	112,476
Symetra Financial Corp.	26,425	838,465
Third Point Reinsurance Ltd.*	6,300	86,121
Torchmark Corp.	3,850	223,339
The Travelers Cos., Inc.	12,775	1,442,170
United Fire Group, Inc.	4,200	156,198
Universal Insurance Holdings, Inc.	5,775	182,201
Unum Group	7,700	266,805
Validus Holdings Ltd.	26,250	1,162,875
W.R. Berkley Corp.	2,450	136,783
White Mountains Insurance Group Ltd.	175	138,250
Willis Group Holdings PLC	2,275	101,488
XL Group PLC	6,475	246,568
		36,917,231
Internet & Catalog Retail – 1.4%
Amazon.com, Inc.*	9,450	5,914,755
EVINE Live, Inc.*	2,800	7,224
Expedia, Inc.	2,100	286,230
FTD Cos., Inc.*	1,225	34,692
Groupon, Inc.*	1,225	4,545
HomeAway, Inc.*	1,050	33,138
HSN, Inc.	1,400	86,590
Lands’ End, Inc.*	3,325	82,061
Liberty Interactive Corp. QVC Group, Class A*	10,675	292,175
Liberty TripAdvisor Holdings, Inc., Class A*	16,800	523,992
Netflix, Inc.*	9,800	1,062,124
Nutrisystem, Inc.	3,150	72,859
Overstock.com, Inc.*	1,925	30,145
PetMed Express, Inc.	700	11,774
The Priceline Group, Inc.*	1,225	1,781,444
Shutterfly, Inc.*	1,400	58,394
TripAdvisor, Inc.*	2,275	190,600

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	79

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet & Catalog Retail – (continued)
Wayfair, Inc., Class A*	1,925	$81,370
		10,554,112
Internet Software & Services – 2.7%
Akamai Technologies, Inc.*	3,150	191,583
Alphabet, Inc., Class A*	5,075	3,742,254
Alphabet, Inc., Class C*	8,925	6,343,979
Bankrate, Inc.*	8,225	97,631
Benefitfocus, Inc.*	350	11,186
Blucora, Inc.*	12,250	120,050
Carbonite, Inc.*	700	7,084
Cimpress N.V.*	2,450	193,305
comScore, Inc.*	2,275	97,324
Constant Contact, Inc.*	1,750	45,675
Cornerstone OnDemand, Inc.*	1,575	49,612
CoStar Group, Inc.*	1,400	284,298
Demandware, Inc.*	1,575	89,302
DHI Group, Inc.*	4,375	39,594
EarthLink Holdings Corp.	32,725	279,799
eBay, Inc.*	23,275	649,372
Endurance International Group Holdings, Inc.*	1,400	18,662
Envestnet, Inc.*	1,575	47,029
Facebook, Inc., Class A*	47,075	4,800,238
Gogo, Inc.*	1,400	19,782
IAC/InterActiveCorp	1,050	70,360
Internap Corp.*	2,975	20,111
Intralinks Holdings, Inc.*	4,900	42,875
j2 Global, Inc.	4,725	366,424
LinkedIn Corp., Class A*	2,100	505,827
Liquidity Services, Inc.*	4,025	32,965
LogMeIn, Inc.*	1,575	106,092
MercadoLibre, Inc.	350	34,430
Monster Worldwide, Inc.*	17,850	111,920
NIC, Inc.	1,925	36,517
Pandora Media, Inc.*	4,900	56,399
Rackspace Hosting, Inc.*	525	13,571
Rocket Fuel, Inc.*	2,450	11,270
Shutterstock, Inc.*	175	4,984
SPS Commerce, Inc.*	700	50,274
Stamps.com, Inc.*	1,050	79,391
Twitter, Inc.*	12,775	363,577

	Shares	Value
Internet Software & Services – (continued)
VeriSign, Inc.*	2,450	$197,470
Web.com Group, Inc.*	8,925	209,470
WebMD Health Corp.*	3,325	135,195
XO Group, Inc.*	1,925	29,125
Xoom Corp.*	700	17,458
Yahoo!, Inc.*	21,875	779,188
Yelp, Inc.*	1,225	27,256
Zillow Group, Inc., Class A*	1,225	37,742
Zillow Group, Inc., Class C*	2,450	67,841
		20,535,491
IT Services – 3.2%
Accenture PLC, Class A	12,600	1,350,720
Acxiom Corp.*	2,100	46,452
Alliance Data Systems Corp.*	1,050	312,175
Automatic Data Processing, Inc.	11,200	974,288
Blackhawk Network Holdings, Inc.*	2,975	126,675
Booz Allen Hamilton Holding Corp.	9,100	268,086
Broadridge Financial Solutions, Inc.	2,450	145,971
CACI International, Inc., Class A*	4,900	475,496
Cardtronics, Inc.*	2,800	96,600
Cass Information Systems, Inc.	350	18,256
Cognizant Technology Solutions Corp., Class A*	12,775	870,105
Computer Sciences Corp.	2,100	139,839
Convergys Corp.	26,250	673,837
CoreLogic, Inc.*	6,300	245,574
CSG Systems International, Inc.	6,300	211,176
DST Systems, Inc.	2,100	256,515
EPAM Systems, Inc.*	1,750	135,362
Euronet Worldwide, Inc.*	3,500	280,840
Everi Holdings, Inc.*	17,675	82,719
EVERTEC, Inc.	11,200	204,288
ExlService Holdings, Inc.*	1,050	46,473
Fidelity National Information Services, Inc.	5,950	433,874
Fiserv, Inc.*	5,950	574,234
FleetCor Technologies, Inc.*	1,575	228,154
Forrester Research, Inc.	350	11,294
Gartner, Inc.*	1,750	158,673
Genpact Ltd.*	5,775	143,104

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
Global Payments, Inc.	1,225	$167,102
Heartland Payment Systems, Inc.	2,275	168,350
International Business Machines Corp.	32,550	4,559,604
Jack Henry & Associates, Inc.	1,575	121,811
Leidos Holdings, Inc.	13,300	699,181
Lionbridge Technologies, Inc.*	9,625	51,879
ManTech International Corp., Class A	3,850	111,265
MasterCard, Inc., Class A	20,650	2,044,144
MAXIMUS, Inc.	5,250	358,050
MoneyGram International, Inc.*	8,400	84,924
Net 1 UEPS Technologies, Inc.*	11,550	196,697
NeuStar, Inc., Class A*	12,775	347,352
Paychex, Inc.	7,875	406,193
PayPal Holdings, Inc.*	22,750	819,228
Perficient, Inc.*	6,300	105,336
Science Applications International Corp.	3,850	176,561
ServiceSource International, Inc.*	11,025	47,077
Sykes Enterprises, Inc.*	8,925	258,825
Syntel, Inc.*	2,100	98,784
TeleTech Holdings, Inc.	3,850	112,035
Teradata Corp.*	2,100	59,031
Total System Services, Inc.	4,375	229,469
Unisys Corp.*	1,400	18,760
Vantiv, Inc., Class A*	2,625	131,644
VeriFone Systems, Inc.*	6,475	195,157
Virtusa Corp.*	1,575	90,452
Visa, Inc., Class A	41,650	3,231,207
The Western Union Co.	15,400	296,450
WEX, Inc.*	1,400	125,874
Xerox Corp.	38,150	358,229
		24,181,451
Leisure Products – 0.2%
Arctic Cat, Inc.	175	3,594
Black Diamond, Inc.*	3,850	21,329
Brunswick Corp.	4,725	254,252
Callaway Golf Co.	4,900	48,755
Hasbro, Inc.	2,625	201,679
LeapFrog Enterprises, Inc.*	24,150	19,320

	Shares	Value
Leisure Products – (continued)
Mattel, Inc.	7,875	$193,567
Nautilus, Inc.*	350	5,964
Polaris Industries, Inc.	1,050	117,957
Smith & Wesson Holding Corp.*	9,975	178,154
Sturm Ruger & Co., Inc.	2,975	169,397
Vista Outdoor, Inc.*	9,450	422,604
		1,636,572
Life Sciences Tools & Services – 0.4%
Accelerate Diagnostics, Inc.*	1,575	26,413
Affymetrix, Inc.*	7,000	64,400
Agilent Technologies, Inc.	5,075	191,632
Bio-Rad Laboratories, Inc., Class A*	175	24,409
Bio-Techne Corp.	2,450	216,090
Bruker Corp.*	4,375	80,369
Cambrex Corp.*	3,500	160,895
Charles River Laboratories International, Inc.*	4,200	274,008
Fluidigm Corp.*	1,225	13,242
Illumina, Inc.*	2,975	426,258
Mettler-Toledo International, Inc.*	700	217,693
NeoGenomics, Inc.*	3,675	25,909
PAREXEL International Corp.*	3,500	220,920
PerkinElmer, Inc.	1,750	90,370
Quintiles Transnational Holdings, Inc.*	1,050	66,832
Sequenom, Inc.*	9,100	15,925
Thermo Fisher Scientific, Inc.	7,700	1,007,006
VWR Corp.*	3,850	105,914
Waters Corp.*	1,400	178,920
		3,407,205
Machinery – 2.0%
Actuant Corp., Class A	16,275	371,070
AGCO Corp.	2,625	127,024
Alamo Group, Inc.	700	32,844
Albany International Corp., Class A	3,150	118,345
Allison Transmission Holdings, Inc.	875	25,112
Altra Industrial Motion Corp.	1,225	32,413
American Railcar Industries, Inc.	2,450	141,414
Astec Industries, Inc.	1,400	45,500

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	81

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Barnes Group, Inc.	6,650	$249,973
Blount International, Inc.	18,025	109,412
Briggs & Stratton Corp.	9,625	171,036
Caterpillar, Inc.	25,200	1,839,348
Chart Industries, Inc.*	350	6,016
CIRCOR International, Inc.	1,925	88,396
CLARCOR, Inc.	3,500	174,510
Colfax Corp.*	6,650	179,284
Columbus McKinnon Corp.	1,925	35,978
Crane Co.	11,025	580,356
Cummins, Inc.	4,550	470,970
Deere & Co.	3,675	286,650
Donaldson Co., Inc.	875	26,425
Douglas Dynamics, Inc.	1,750	38,395
Dover Corp.	4,550	293,156
EnPro Industries, Inc.	1,225	60,160
ESCO Technologies, Inc.	525	19,472
Federal Signal Corp.	4,900	73,794
Flowserve Corp.	8,750	405,650
FreightCar America, Inc.	875	15,907
Global Brass & Copper Holdings, Inc.	4,900	110,201
The Gorman-Rupp Co.	1,225	35,023
Graco, Inc.	700	51,380
Graham Corp.	175	2,970
The Greenbrier Cos., Inc.	5,775	219,681
Harsco Corp.	1,050	11,267
Hillenbrand, Inc.	14,000	415,380
Hyster-Yale Materials Handling, Inc.	1,050	61,446
IDEX Corp.	1,225	94,031
Illinois Tool Works, Inc.	8,050	740,117
Ingersoll-Rand PLC	4,900	290,374
ITT Corp.	5,600	221,648
John Bean Technologies Corp.	4,375	196,263
Joy Global, Inc.	4,550	78,169
Kadant, Inc.	2,625	107,940
Kennametal, Inc.	23,450	659,414
L.B. Foster Co., Class A	2,275	33,511
Lincoln Electric Holdings, Inc.	1,575	94,201
Lindsay Corp.	350	23,723

	Shares	Value
Machinery – (continued)
Lydall, Inc.*	3,325	$113,815
The Manitowoc Co., Inc.	6,300	96,390
Meritor, Inc.*	24,850	270,120
The Middleby Corp.*	2,625	306,968
Mueller Industries, Inc.	4,900	154,448
Mueller Water Products, Inc., Class A	10,675	93,940
Navistar International Corp.*	2,100	25,830
NN, Inc.	3,150	43,470
Nordson Corp.	700	49,868
Oshkosh Corp.	3,850	158,197
PACCAR, Inc.	5,600	294,840
Parker-Hannifin Corp.	3,850	403,095
Pentair PLC	6,125	342,510
Proto Labs, Inc.*	525	34,041
RBC Bearings, Inc.*	1,400	95,746
Rexnord Corp.*	3,150	58,212
Snap-on, Inc.	1,225	203,215
SPX Corp.	3,325	40,731
Standex International Corp.	1,575	141,309
Stanley Black & Decker, Inc.	4,025	426,570
Sun Hydraulics Corp.	1,400	41,006
Tennant Co.	1,225	70,952
Terex Corp.	8,750	175,525
The Timken Co.	21,700	685,720
Titan International, Inc.	13,300	94,430
The Toro Co.	4,375	329,306
TriMas Corp.*	12,425	248,624
Trinity Industries, Inc.	7,350	198,965
Wabash National Corp.*	14,175	169,675
WABCO Holdings, Inc.*	1,225	137,482
Wabtec Corp.	2,100	174,027
Watts Water Technologies, Inc., Class A	1,750	95,270
Woodward, Inc.	4,550	207,025
Xylem, Inc.	2,625	95,576
		15,542,247
Marine – 0.0%†
Eagle Bulk Shipping, Inc.*	2,450	14,945
Kirby Corp.*	350	22,851
Matson, Inc.	3,325	152,385
		190,181

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – 2.4%
AMC Entertainment Holdings, Inc., Class A	3,150	$86,215
AMC Networks, Inc., Class A*	1,400	103,446
Cablevision Systems Corp., Class A	4,550	148,284
Carmike Cinemas, Inc.*	2,975	76,190
CBS Corp. (Non-Voting), Class B	10,500	488,460
Charter Communications, Inc., Class A*	1,575	300,730
Cinemark Holdings, Inc.	4,200	148,848
Clear Channel Outdoor Holdings, Inc., Class A*	7,000	52,360
Comcast Corp., Class A	58,450	3,660,139
CTC Media, Inc.	22,050	37,264
Cumulus Media, Inc., Class A*	9,625	4,419
Discovery Communications, Inc., Class A*	11,025	324,576
Discovery Communications, Inc., Class C*	525	14,448
DISH Network Corp., Class A*	4,375	275,494
DreamWorks Animation SKG, Inc., Class A*	4,025	81,466
The E.W. Scripps Co., Class A	6,125	135,118
Entravision Communications Corp., Class A	12,075	105,777
Global Eagle Entertainment, Inc.*	4,200	55,944
Gray Television, Inc.*	6,475	102,888
Harte-Hanks, Inc.	875	3,719
The Interpublic Group of Cos., Inc.	7,700	176,561
John Wiley & Sons, Inc., Class A	4,900	256,417
Liberty Media Corp., Class A*	1,925	78,463
Liberty Media Corp., Class C*	4,375	171,281
Lions Gate Entertainment Corp.	3,850	150,035
Live Nation Entertainment, Inc.*	8,575	233,926
Loral Space & Communications, Inc.*	525	23,473
Media General, Inc.*	3,850	57,211
Meredith Corp.	6,650	312,683
Morningstar, Inc.	175	14,369
MSG Networks, Inc., Class A*	2,100	43,092
National CineMedia, Inc.	700	9,940
The New York Times Co., Class A	11,025	146,412

	Shares	Value
Media – (continued)
Nexstar Broadcasting Group, Inc., Class A	1,925	$102,468
Omnicom Group, Inc.	3,675	275,331
Regal Entertainment Group, Class A	10,150	196,707
Rentrak Corp.*	700	38,626
Scholastic Corp.	3,325	135,893
Scripps Networks Interactive, Inc., Class A	875	52,570
SFX Entertainment, Inc.*	8,050	7,487
Sinclair Broadcast Group, Inc., Class A	5,950	178,560
Sirius XM Holdings, Inc.*	46,900	191,352
Starz, Class A*	6,650	222,842
TEGNA, Inc.	3,150	85,176
Time Warner Cable, Inc.	6,125	1,160,075
Time Warner, Inc.	18,550	1,397,557
Time, Inc.	24,850	461,713
Tribune Media Co., Class A	5,600	225,848
Twenty-First Century Fox, Inc., Class A	42,875	1,315,834
Viacom, Inc., Class B	12,775	629,935
The Walt Disney Co.	32,725	3,722,141
World Wrestling Entertainment, Inc., Class A	2,975	53,044
		18,332,807
Metals & Mining – 0.5%
AK Steel Holding Corp.*	26,250	75,862
Alcoa, Inc.	60,550	540,711
Allegheny Technologies, Inc.	4,200	61,740
Century Aluminum Co.*	14,000	50,680
Cliffs Natural Resources, Inc.	38,500	106,260
Coeur Mining, Inc.*	11,200	30,240
Commercial Metals Co.	23,800	342,006
Compass Minerals International, Inc.	2,625	213,255
Freeport-McMoRan, Inc.	44,275	521,117
Globe Specialty Metals, Inc.	4,550	57,421
Hecla Mining Co.	14,525	30,067
Horsehead Holding Corp.*	2,450	6,958
Kaiser Aluminum Corp.	2,450	199,160
Materion Corp.	2,625	79,144

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	83

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
McEwen Mining, Inc.	14,000	$12,603
Newmont Mining Corp.	12,950	252,007
Nucor Corp.	11,200	473,760
Reliance Steel & Aluminum Co.	2,625	157,395
Royal Gold, Inc.	1,750	83,720
Schnitzer Steel Industries, Inc., Class A	8,575	144,574
Southern Copper Corp.	2,100	58,296
Steel Dynamics, Inc.	6,825	126,058
Stillwater Mining Co.*	875	8,173
SunCoke Energy, Inc.	3,325	16,492
TimkenSteel Corp.	1,400	14,896
United States Steel Corp.	6,475	75,628
Worthington Industries, Inc.	4,725	145,058
		3,883,281
Multiline Retail – 0.7%
Big Lots, Inc.	12,950	596,995
The Bon-Ton Stores, Inc.	7,000	22,050
Burlington Stores, Inc.*	4,725	227,178
Dillard’s, Inc., Class A	525	46,977
Dollar General Corp.	6,825	462,530
Dollar Tree, Inc.*	4,900	320,901
Fred’s, Inc., Class A	3,500	48,405
J.C. Penney Co., Inc.*	78,925	723,742
Kohl’s Corp.	7,525	347,053
Macy’s, Inc.	11,550	588,819
Nordstrom, Inc.	3,150	205,412
Sears Holdings Corp.*	2,100	49,077
Target Corp.	16,800	1,296,624
Tuesday Morning Corp.*	4,900	26,509
		4,962,272
Multi-Utilities – 1.2%
Alliant Energy Corp.	1,400	82,628
Ameren Corp.	7,875	343,980
Avista Corp.	13,125	444,281
Black Hills Corp.	16,275	745,069
CenterPoint Energy, Inc.	42,000	779,100
CMS Energy Corp.	2,800	100,996
Consolidated Edison, Inc.	10,850	713,387
Dominion Resources, Inc.	18,550	1,325,026

	Shares	Value
Multi-Utilities – (continued)
DTE Energy Co.	6,125	$499,739
MDU Resources Group, Inc.	11,900	224,434
NiSource, Inc.	5,425	103,943
NorthWestern Corp.	7,350	398,297
PG&E Corp.	7,525	401,835
Public Service Enterprise Group, Inc.	9,450	390,191
SCANA Corp.	3,500	207,270
Sempra Energy	9,275	949,853
TECO Energy, Inc.	7,350	198,450
Vectren Corp.	19,600	891,212
WEC Energy Group, Inc.	6,255	322,508
		9,122,199
Oil, Gas & Consumable Fuels – 5.4%
Abraxas Petroleum Corp.*	6,475	10,295
Alon USA Energy, Inc.	5,775	96,731
Anadarko Petroleum Corp.	16,800	1,123,584
Antero Resources Corp.*	8,750	206,237
Apache Corp.	22,575	1,063,960
Approach Resources, Inc.*	22,925	54,103
Arch Coal, Inc.*	10,901	16,351
Bill Barrett Corp.*	4,900	23,863
Bonanza Creek Energy, Inc.*	12,425	70,698
Cabot Oil & Gas Corp.	9,450	205,159
Callon Petroleum Co.*	19,250	167,090
Carrizo Oil & Gas, Inc.*	3,850	144,875
Cheniere Energy, Inc.*	4,900	242,648
Chevron Corp.	73,325	6,663,776
Cimarex Energy Co.	1,750	206,605
Clayton Williams Energy, Inc.*	875	52,124
Cloud Peak Energy, Inc.*	25,550	75,883
Cobalt International Energy, Inc.*	9,100	69,797
Columbia Pipeline Group, Inc.	9,450	196,276
Comstock Resources, Inc.	15,400	35,420
Concho Resources, Inc.*	2,625	304,264
ConocoPhillips Co.	27,825	1,484,464
CONSOL Energy, Inc.	14,350	95,571
Contango Oil & Gas Co.*	5,775	44,179
CVR Energy, Inc.	1,925	85,585
Delek U.S. Holdings, Inc.	12,075	328,440
Diamondback Energy, Inc.	2,625	193,830
Eclipse Resources Corp.*	15,050	32,357

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Energen Corp.	1,750	$101,762
EOG Resources, Inc.	14,875	1,277,019
EQT Corp.	3,150	208,120
EXCO Resources, Inc.*	53,375	59,780
Exxon Mobil Corp.	151,725	12,553,726
Gastar Exploration, Inc.*	21,875	34,344
Goodrich Petroleum Corp.*	16,975	10,185
Gran Tierra Energy, Inc.*	26,250	63,000
Green Plains, Inc.	11,375	233,301
Gulfport Energy Corp.*	1,750	53,322
Halcon Resources Corp.*	116,375	81,591
Hess Corp.	15,225	855,797
HollyFrontier Corp.	5,600	274,232
Kinder Morgan, Inc.	6,125	167,519
Laredo Petroleum, Inc.*	7,000	80,360
Marathon Oil Corp.	35,175	646,516
Marathon Petroleum Corp.	17,150	888,370
Matador Resources Co.*	4,375	112,481
Memorial Resource Development Corp.*	1,400	24,766
Murphy Oil Corp.	19,775	562,203
Newfield Exploration Co.*	4,725	189,898
Noble Energy, Inc.	14,525	520,576
Northern Oil and Gas, Inc.*	15,050	75,852
Oasis Petroleum, Inc.*	12,600	146,538
Occidental Petroleum Corp.	1,750	130,445
ONEOK, Inc.	9,100	308,672
Pacific Ethanol, Inc.*	5,950	35,760
Panhandle Oil and Gas, Inc., Class A	875	16,083
Par Pacific Holdings, Inc.*	5,600	127,680
Parsley Energy, Inc., Class A*	1,050	18,617
PBF Energy, Inc., Class A	19,775	672,350
PDC Energy, Inc.*	1,575	95,035
Peabody Energy Corp.*	8,143	104,153
Penn Virginia Corp.*	9,100	5,632
PetroQuest Energy, Inc.*	14,700	16,464
Phillips 66	17,850	1,589,543
Pioneer Natural Resources Co.	4,900	671,986
QEP Resources, Inc.	9,275	143,392
Range Resources Corp.	5,075	154,483

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Renewable Energy Group, Inc.*	9,975	$78,703
REX American Resources Corp.*	1,050	57,656
Rex Energy Corp.*	6,475	14,634
Rice Energy, Inc.*	1,400	21,364
RSP Permian, Inc.*	1,575	43,187
SandRidge Energy, Inc.*	24,500	9,072
SemGroup Corp., Class A	1,575	71,741
SM Energy Co.	2,275	75,871
Solazyme, Inc.*	8,225	26,978
Southwestern Energy Co.*	11,200	123,648
Spectra Energy Corp.	30,100	859,957
Stone Energy Corp.*	16,625	92,934
Swift Energy Co.*	16,975	10,131
Synergy Resources Corp.*	1,225	13,708
Targa Resources Corp.	1,750	100,013
Tesoro Corp.	2,450	261,979
Ultra Petroleum Corp.*	10,675	58,499
Valero Energy Corp.	15,750	1,038,240
W&T Offshore, Inc.	9,450	30,807
Western Refining, Inc.	4,550	189,371
Westmoreland Coal Co.*	6,475	46,361
Whiting Petroleum Corp.*	2,800	48,244
The Williams Cos., Inc.	15,750	621,180
World Fuel Services Corp.	1,050	46,683
WPX Energy, Inc.*	32,375	222,093
		40,768,772
Paper & Forest Products – 0.4%
Boise Cascade Co.*	7,875	235,699
Clearwater Paper Corp.*	4,725	238,282
Domtar Corp.	14,175	584,577
International Paper Co.	2,625	112,061
KapStone Paper and Packaging Corp.	26,600	578,550
Louisiana-Pacific Corp.*	29,575	522,294
Mercer International, Inc.	4,725	51,030
Neenah Paper, Inc.	2,975	200,545
PH Glatfelter Co.	14,875	288,575
Resolute Forest Products, Inc.*	35,175	262,757
Schweitzer-Mauduit International, Inc.	8,400	326,088
Wausau Paper Corp.	1,050	10,721
		3,411,179

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	85

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Personal Products – 0.3%
Avon Products, Inc.	113,750	$458,412
Coty, Inc., Class A	2,800	81,060
Edgewell Personal Care Co.	1,225	103,770
Elizabeth Arden, Inc.*	7,525	94,363
The Estee Lauder Cos., Inc., Class A	4,550	366,093
Herbalife Ltd.*	1,925	107,877
Inter Parfums, Inc.	1,925	53,168
Medifast, Inc.*	1,050	29,369
Nu Skin Enterprises, Inc., Class A	16,450	628,555
Revlon, Inc., Class A*	2,100	65,877
USANA Health Sciences, Inc.*	700	90,020
		2,078,564
Pharmaceuticals – 3.8%
AbbVie, Inc.	39,200	2,334,360
Akorn, Inc.*	2,275	60,833
Allergan PLC*	8,225	2,537,166
BioDelivery Sciences International, Inc.*	5,600	30,128
Bristol-Myers Squibb Co.	37,100	2,446,745
Catalent, Inc.*	22,225	590,740
Depomed, Inc.*	4,725	82,687
Eli Lilly & Co.	22,050	1,798,619
Endo International PLC*	3,151	189,028
Horizon Pharma PLC*	525	8,253
Impax Laboratories, Inc.*	4,375	151,506
Jazz Pharmaceuticals PLC*	1,225	168,168
Johnson & Johnson	63,350	6,400,250
Lannett Co., Inc.*	1,750	78,348
Mallinckrodt PLC*	4,200	275,814
The Medicines Co.*	2,800	95,872
Merck & Co., Inc.	67,200	3,673,152
Mylan N.V.*	8,750	385,787
Nektar Therapeutics*	5,250	62,318
Omeros Corp.*	3,325	41,662
Pacira Pharmaceuticals, Inc.*	2,275	113,636
Perrigo Co. PLC	3,325	524,485
Pfizer, Inc.	173,950	5,882,989
POZEN, Inc.*	1,575	9,214
Prestige Brands Holdings, Inc.*	3,500	171,535
Sagent Pharmaceuticals, Inc.*	875	14,709

	Shares	Value
Pharmaceuticals – (continued)
SciClone Pharmaceuticals, Inc.*	4,025	$30,671
Supernus Pharmaceuticals, Inc.*	350	5,775
TherapeuticsMD, Inc.*	2,100	12,327
Theravance, Inc.	2,275	19,975
XenoPort, Inc.*	1,050	6,416
Zoetis, Inc.	9,975	429,025
		28,632,193
Professional Services – 0.6%
The Advisory Board Co.*	875	38,351
CBIZ, Inc.*	8,225	88,419
CEB, Inc.	2,275	170,079
The Dun & Bradstreet Corp.	700	79,709
Equifax, Inc.	2,450	261,096
Exponent, Inc.	2,100	107,961
FTI Consulting, Inc.*	10,850	369,008
GP Strategies Corp.*	1,400	35,126
Heidrick & Struggles International, Inc.	1,400	37,184
Huron Consulting Group, Inc.*	4,900	236,670
ICF International, Inc.*	3,500	107,345
IHS, Inc., Class A*	1,925	230,114
Insperity, Inc.	1,750	81,305
Kelly Services, Inc., Class A	2,275	35,945
Kforce, Inc.	2,975	83,627
Korn/Ferry International	10,675	388,250
ManpowerGroup, Inc.	2,100	192,738
Mistras Group, Inc.*	175	3,311
Navigant Consulting, Inc.*	15,225	261,870
Nielsen Holdings PLC	18,200	864,682
On Assignment, Inc.*	11,200	505,232
Resources Connection, Inc.	2,450	43,978
Robert Half International, Inc.	2,975	156,664
RPX Corp.*	2,450	34,888
Towers Watson & Co., Class A	1,050	129,738
TriNet Group, Inc.*	350	6,643
TrueBlue, Inc.*	2,450	70,977
Verisk Analytics, Inc.*	3,500	250,635
WageWorks, Inc.*	1,400	67,228
		4,938,773
Real Estate Investment Trusts (REITs) – 4.2%
Acadia Realty Trust	5,600	184,184

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
AG Mortgage Investment Trust, Inc.	5,950	$90,499
Agree Realty Corp.	875	28,332
Alexander’s, Inc.	350	138,211
Alexandria Real Estate Equities, Inc.	2,450	219,863
Altisource Residential Corp.	15,925	229,161
American Assets Trust, Inc.	2,450	103,292
American Campus Communities, Inc.	2,800	113,596
American Capital Agency Corp.	15,400	274,582
American Capital Mortgage Investment Corp.	16,800	243,768
American Homes 4 Rent, Class A	30,100	496,650
American Residential Properties, Inc.	175	2,900
American Tower Corp.	10,150	1,037,634
Annaly Capital Management, Inc.	51,275	510,186
Anworth Mortgage Asset Corp.	32,725	156,098
Apartment Investment & Management Co., Class A	3,850	150,881
Apollo Commercial Real Estate Finance, Inc.	5,425	90,109
Apollo Residential Mortgage, Inc.	4,200	54,054
ARMOUR Residential REIT, Inc.	19,950	409,374
Ashford Hospitality Prime, Inc.	916	13,465
Ashford Hospitality Trust, Inc.	25,900	178,192
AvalonBay Communities, Inc.	3,325	581,310
BioMed Realty Trust, Inc.	2,625	61,451
Blackstone Mortgage Trust, Inc., Class A	30,100	828,352
Boston Properties, Inc.	4,200	528,570
Brandywine Realty Trust	11,375	153,562
Brixmor Property Group, Inc.	875	22,417
Camden Property Trust	2,100	154,959
Campus Crest Communities, Inc.	20,825	138,070
Capstead Mortgage Corp.	29,400	283,710
CBL & Associates Properties, Inc.	1,750	25,515
Cedar Realty Trust, Inc.	5,250	36,697
Chatham Lodging Trust	2,275	52,075
Chesapeake Lodging Trust	5,075	139,765
Chimera Investment Corp.	55,475	781,088
Colony Capital, Inc., Class A	23,275	473,413

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Communications Sales & Leasing, Inc.	2,450	$49,220
CoreSite Realty Corp.	2,275	125,011
Corrections Corp. of America	2,275	64,837
Cousins Properties, Inc.	8,400	84,336
Crown Castle International Corp.	7,175	613,175
CubeSmart	12,775	355,400
CyrusOne, Inc.	2,450	86,436
CYS Investments, Inc.	33,425	258,041
DCT Industrial Trust, Inc.	5,600	207,872
DDR Corp.	8,575	144,060
DiamondRock Hospitality Co.	16,975	198,268
Digital Realty Trust, Inc.	2,625	194,145
Douglas Emmett, Inc.	1,925	58,809
Duke Realty Corp.	9,450	195,615
DuPont Fabros Technology, Inc.	5,250	168,472
Dynex Capital, Inc.	11,725	77,737
EastGroup Properties, Inc.	875	49,140
Education Realty Trust, Inc.	3,675	131,969
Empire State Realty Trust, Inc., Class A	5,950	106,029
EPR Properties	4,550	258,485
Equinix, Inc.	1,400	415,352
Equity Commonwealth*	9,625	276,334
Equity LifeStyle Properties, Inc.	1,400	84,672
Equity One, Inc.	5,075	134,893
Equity Residential	9,275	717,143
Essex Property Trust, Inc.	1,050	231,462
Extra Space Storage, Inc.	3,325	263,473
Federal Realty Investment Trust	1,925	276,218
FelCor Lodging Trust, Inc.	11,200	90,160
First Industrial Realty Trust, Inc.	8,050	174,524
Franklin Street Properties Corp.	1,575	16,411
Gaming and Leisure Properties, Inc.	2,975	86,781
General Growth Properties, Inc.	13,300	385,035
The GEO Group, Inc.	5,425	175,065
Getty Realty Corp.	700	11,816
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,400	25,214
HCP, Inc.	9,625	358,050
Healthcare Realty Trust, Inc.	4,900	129,164

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	87

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Healthcare Trust of America, Inc., Class A	4,375	$115,106
Hersha Hospitality Trust	3,018	72,462
Highwoods Properties, Inc.	4,725	205,301
Hospitality Properties Trust	875	23,485
Host Hotels & Resorts, Inc.	16,625	288,111
Hudson Pacific Properties, Inc.	4,550	129,993
Inland Real Estate Corp.	2,450	21,682
Invesco Mortgage Capital, Inc.	38,500	463,925
Iron Mountain, Inc.	3,325	101,878
iStar, Inc.*	20,825	269,475
Kilroy Realty Corp.	1,400	92,176
Kimco Realty Corp.	10,325	276,400
Kite Realty Group Trust	2,100	55,461
Ladder Capital Corp.	4,550	64,883
Lamar Advertising Co., Class A	1,400	79,002
LaSalle Hotel Properties	5,775	169,843
Lexington Realty Trust	2,625	23,205
Liberty Property Trust	350	11,907
LTC Properties, Inc.	2,625	112,481
The Macerich Co.	3,150	266,931
Medical Properties Trust, Inc.	1,225	13,842
MFA Financial, Inc.	105,875	732,655
Mid-America Apartment Communities, Inc.	1,750	149,082
National Health Investors, Inc.	2,275	133,634
National Retail Properties, Inc.	2,975	113,050
New Residential Investment Corp.	43,750	530,688
New Senior Investment Group, Inc.	4,375	43,838
New York Mortgage Trust, Inc.	16,975	96,418
Newcastle Investment Corp.	8,400	41,328
NorthStar Realty Finance Corp.	13,475	161,835
Omega Healthcare Investors, Inc.	5,250	181,230
Parkway Properties, Inc.	14,700	245,931
Pebblebrook Hotel Trust	5,950	203,371
Pennsylvania Real Estate Investment Trust	16,100	361,928
PennyMac Mortgage Investment Trust	22,225	324,930
Piedmont Office Realty Trust, Inc., Class A	5,075	98,354
Plum Creek Timber Co., Inc.	700	28,518

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Post Properties, Inc.	4,200	$250,908
Potlatch Corp.	875	27,335
Prologis, Inc.	6,300	269,199
PS Business Parks, Inc.	700	60,053
Public Storage	3,675	843,266
QTS Realty Trust, Inc., Class A	875	37,634
RAIT Financial Trust	18,200	88,270
Ramco-Gershenson Properties Trust	2,275	38,220
Realty Income Corp.	4,725	233,705
Redwood Trust, Inc.	24,500	325,360
Regency Centers Corp.	2,800	190,288
Resource Capital Corp.	13,124	168,512
Retail Opportunity Investments Corp.	4,550	82,492
Retail Properties of America, Inc., Class A	1,750	26,198
RLJ Lodging Trust	7,000	175,630
Rouse Properties, Inc.	525	9,235
Ryman Hospitality Properties, Inc.	4,900	257,740
Sabra Health Care REIT, Inc.	1,925	43,659
Saul Centers, Inc.	525	29,437
Senior Housing Properties Trust	6,300	95,697
Simon Property Group, Inc.	7,175	1,445,476
SL Green Realty Corp.	1,575	186,827
Sovran Self Storage, Inc.	3,150	314,591
Spirit Realty Capital, Inc.	20,125	204,873
STAG Industrial, Inc.	3,150	64,638
Starwood Property Trust, Inc.	5,600	112,504
Strategic Hotels & Resorts, Inc.*	18,375	259,088
Summit Hotel Properties, Inc.	10,675	139,629
Sun Communities, Inc.	3,325	222,842
Sunstone Hotel Investors, Inc.	16,625	240,398
Tanger Factory Outlet Centers, Inc.	1,750	61,163
Taubman Centers, Inc.	1,050	80,829
Terreno Realty Corp.	175	3,917
Two Harbors Investment Corp.	89,075	753,575
UDR, Inc.	6,650	229,159
United Development Funding IV	3,150	54,180
Universal Health Realty Income Trust	2,100	104,349
Urstadt Biddle Properties, Inc., Class A	175	3,518
Ventas, Inc.	3,675	197,421

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
VEREIT, Inc.	52,325	$432,205
Vornado Realty Trust	3,500	351,925
Washington Real Estate Investment Trust	3,150	85,082
Weingarten Realty Investors	1,225	43,806
Welltower, Inc.	8,225	533,556
Western Asset Mortgage Capital Corp.	1,575	17,987
Weyerhaeuser Co.	10,500	307,965
WP GLIMCHER, Inc.	4,025	46,771
		32,320,260
Real Estate Management & Development – 0.2%
Alexander & Baldwin, Inc.	700	26,418
Altisource Portfolio Solutions S.A.*	4,025	107,910
CBRE Group, Inc., Class A*	5,075	189,196
Forest City Enterprises, Inc., Class A*	6,300	139,230
Forestar Group, Inc.*	175	2,476
The Howard Hughes Corp.*	875	108,133
Jones Lang LaSalle, Inc.	875	145,871
Kennedy-Wilson Holdings, Inc.	4,375	107,275
Realogy Holdings Corp.*	2,100	82,110
The St. Joe Co.*	28,175	558,429
		1,467,048
Road & Rail – 0.7%
AMERCO	700	284,417
ArcBest Corp.	3,850	99,715
Avis Budget Group, Inc.*	4,725	235,966
Celadon Group, Inc.	2,275	32,942
CSX Corp.	20,825	562,067
Genesee & Wyoming, Inc., Class A*	1,050	70,455
Heartland Express, Inc.	2,625	49,429
Hertz Global Holdings, Inc.*	23,800	464,100
J.B. Hunt Transport Services, Inc.	1,225	93,553
Kansas City Southern	1,750	144,830
Knight Transportation, Inc.	4,900	124,558
Landstar System, Inc.	2,275	143,416
Marten Transport Ltd.	3,675	60,233
Norfolk Southern Corp.	7,000	560,210

	Shares	Value
Road & Rail – (continued)
Old Dominion Freight Line, Inc.*	2,800	$173,432
Roadrunner Transportation Systems, Inc.*	350	3,724
Ryder System, Inc.	3,150	226,107
Saia, Inc.*	1,925	45,449
Swift Transportation Co.*	8,925	139,498
Union Pacific Corp.	19,775	1,766,896
Werner Enterprises, Inc.	3,325	87,980
		5,368,977
Semiconductors & Semiconductor Equipment – 2.3%
Advanced Energy Industries, Inc.*	5,250	148,470
Advanced Micro Devices, Inc.*	1,225	2,597
Altera Corp.	6,125	321,869
Amkor Technology, Inc.*	30,450	189,399
Analog Devices, Inc.	5,600	336,672
Applied Materials, Inc.	28,350	475,429
Applied Micro Circuits Corp.*	5,075	32,886
Atmel Corp.	23,100	175,560
Avago Technologies Ltd.	4,900	603,337
Broadcom Corp., Class A	10,850	557,690
Brooks Automation, Inc.	3,675	40,572
Cabot Microelectronics Corp.*	1,575	66,418
Cavium, Inc.*	4,025	285,574
CEVA, Inc.*	175	4,090
Cirrus Logic, Inc.*	8,225	253,577
Cree, Inc.*	3,325	83,757
Cypress Semiconductor Corp.*	19,425	204,739
Diodes, Inc.*	5,775	132,247
Entegris, Inc.*	12,600	161,658
Exar Corp.*	1,225	6,970
Fairchild Semiconductor International, Inc.*	9,275	154,707
First Solar, Inc.*	1,575	89,885
FormFactor, Inc.*	6,475	53,354
Freescale Semiconductor Ltd.*	3,325	111,354
Inphi Corp.*	1,750	52,097
Integrated Device Technology, Inc.*	11,025	281,137
Integrated Silicon Solution, Inc.	4,550	102,284
Intel Corp.	164,675	5,575,895
Intersil Corp., Class A	8,750	118,562
IXYS Corp.	875	10,902

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	89

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
KLA-Tencor Corp.	1,575	$105,714
Kulicke & Soffa Industries, Inc.*	3,500	37,100
Lam Research Corp.	3,150	241,258
Lattice Semiconductor Corp.*	6,475	29,656
Linear Technology Corp.	2,975	132,150
Magnachip Semiconductor Corp.*	7,700	40,733
Marvell Technology Group Ltd.	13,300	109,193
Maxim Integrated Products, Inc.	6,475	265,346
MaxLinear, Inc., Class A*	1,225	15,925
Microchip Technology, Inc.	2,450	118,311
Micron Technology, Inc.*	36,925	611,478
Microsemi Corp.*	24,500	882,245
MKS Instruments, Inc.	3,850	135,674
Monolithic Power Systems, Inc.	3,150	196,623
Nanometrics, Inc.*	175	2,674
NVIDIA Corp.	9,450	268,097
OmniVision Technologies, Inc.*	12,775	368,814
ON Semiconductor Corp.*	9,450	103,950
PDF Solutions, Inc.*	700	7,392
Photronics, Inc.*	7,175	68,808
PMC-Sierra, Inc.*	16,450	196,084
Power Integrations, Inc.	1,225	61,997
Qorvo, Inc.*	8,225	361,324
Rambus, Inc.*	10,500	108,360
Rudolph Technologies, Inc.*	1,225	15,668
Silicon Laboratories, Inc.*	1,925	96,192
Skyworks Solutions, Inc.	3,150	243,306
SunEdison, Inc.*	10,850	79,205
SunPower Corp.*	3,325	89,243
Synaptics, Inc.*	2,450	208,471
Teradyne, Inc.	5,425	105,896
Tessera Technologies, Inc.	4,550	159,114
Texas Instruments, Inc.	23,275	1,320,158
Ultra Clean Holdings, Inc.*	1,575	7,686
Veeco Instruments, Inc.*	875	15,768
Xcerra Corp.*	2,800	19,432
Xilinx, Inc.	4,375	208,338
		17,671,071
Software – 3.3%
ACI Worldwide, Inc.*	8,925	213,754
Activision Blizzard, Inc.	9,625	334,565

	Shares	Value
Software – (continued)
Adobe Systems, Inc.*	9,450	$837,837
ANSYS, Inc.*	2,450	233,509
Aspen Technology, Inc.*	5,425	224,541
Autodesk, Inc.*	4,025	222,140
Blackbaud, Inc.	3,150	197,473
Bottomline Technologies de, Inc.*	1,050	29,064
BroadSoft, Inc.*	875	27,974
CA, Inc.	6,125	169,724
Cadence Design Systems, Inc.*	4,375	97,212
Callidus Software, Inc.*	2,975	51,676
CDK Global, Inc.	1,750	87,132
Citrix Systems, Inc.*	1,925	158,042
Digimarc Corp.*	525	11,791
Ebix, Inc.	3,675	101,908
Electronic Arts, Inc.*	6,125	441,429
Ellie Mae, Inc.*	2,275	166,029
EnerNOC, Inc.*	3,500	27,440
Epiq Systems, Inc.	4,375	60,375
ePlus, Inc.*	1,750	147,735
FactSet Research Systems, Inc.	700	122,584
Fair Isaac Corp.	2,450	226,306
Fleetmatics Group PLC*	1,925	107,145
Fortinet, Inc.*	7,875	270,585
Glu Mobile, Inc.*	4,025	16,583
Guidewire Software, Inc.*	1,925	112,093
Imperva, Inc.*	1,575	111,226
Interactive Intelligence Group, Inc.*	525	16,978
Intuit, Inc.	6,125	596,759
Manhattan Associates, Inc.*	5,950	433,457
Mentor Graphics Corp.	23,625	642,600
Microsoft Corp.	188,650	9,930,536
MicroStrategy, Inc., Class A*	875	150,561
Model N, Inc.*	175	1,768
Monotype Imaging Holdings, Inc.	1,575	43,061
NetSuite, Inc.*	700	59,549
Nuance Communications, Inc.*	8,225	139,578
Oracle Corp.	70,700	2,745,988
Pegasystems, Inc.	2,275	63,450
Progress Software Corp.*	2,975	72,233
Proofpoint, Inc.*	2,275	160,251
PROS Holdings, Inc.*	700	16,814
PTC, Inc.*	6,300	223,272

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Qlik Technologies, Inc.*	4,725	$148,223
Qualys, Inc.*	1,050	37,086
RealPage, Inc.*	175	2,958
Red Hat, Inc.*	3,500	276,885
Rovi Corp.*	20,475	187,346
Salesforce.com, Inc.*	13,125	1,019,944
ServiceNow, Inc.*	2,275	185,754
Silver Spring Networks, Inc.*	5,075	66,533
SolarWinds, Inc.*	4,725	274,192
Solera Holdings, Inc.	350	19,131
Splunk, Inc.*	1,925	108,108
SS&C Technologies Holdings, Inc.	3,325	246,549
Symantec Corp.	5,250	108,150
Synchronoss Technologies, Inc.*	2,800	98,504
Synopsys, Inc.*	3,150	157,437
Tableau Software, Inc., Class A*	875	73,465
Take-Two Interactive Software, Inc.*	18,200	604,240
Telenav, Inc.*	1,750	12,600
TiVo, Inc.*	1,400	12,712
Tyler Technologies, Inc.*	2,275	387,569
The Ultimate Software Group, Inc.*	1,400	286,090
VASCO Data Security International, Inc.*	2,450	46,575
Verint Systems, Inc.*	4,200	199,836
VMware, Inc., Class A*	1,925	115,789
Workday, Inc., Class A*	350	27,640
Zix Corp.*	2,800	14,504
Zynga, Inc., Class A*	23,275	55,162
		24,877,709
Specialty Retail – 2.7%
Aaron’s, Inc.	19,250	474,897
Abercrombie & Fitch Co., Class A	18,200	385,658
Advance Auto Parts, Inc.	1,575	312,527
American Eagle Outfitters, Inc.	5,775	88,242
Asbury Automotive Group, Inc.*	7,350	582,120
Ascena Retail Group, Inc.*	39,550	526,806
AutoNation, Inc.*	2,275	143,757
AutoZone, Inc.*	700	549,087
Barnes & Noble, Inc.	5,425	70,471

	Shares	Value
Specialty Retail – (continued)
Bed Bath & Beyond, Inc.*	3,500	$208,705
Best Buy Co., Inc.	8,225	288,122
Big 5 Sporting Goods Corp.	1,750	16,012
The Buckle, Inc.	4,025	142,646
Cabela’s, Inc.*	11,725	459,268
Caleres, Inc.	4,200	128,352
CarMax, Inc.*	4,725	278,822
The Cato Corp., Class A	2,625	99,120
Chico’s FAS, Inc.	3,500	48,370
The Children’s Place, Inc.	1,575	84,530
Citi Trends, Inc.	2,275	60,447
Conn’s, Inc.*	7,525	142,749
CST Brands, Inc.	4,550	163,481
Dick’s Sporting Goods, Inc.	1,925	85,759
DSW, Inc., Class A	3,500	87,290
Express, Inc.*	19,075	368,147
The Finish Line, Inc., Class A	10,500	195,615
Five Below, Inc.*	875	30,047
Foot Locker, Inc.	3,150	213,412
GameStop Corp., Class A	3,150	145,120
The Gap, Inc.	10,500	285,810
Genesco, Inc.*	4,025	252,166
GNC Holdings, Inc., Class A	1,575	46,856
Group 1 Automotive, Inc.	4,900	426,055
Guess?, Inc.	12,425	261,546
Haverty Furniture Cos., Inc.	875	20,484
The Home Depot, Inc.	27,825	3,440,283
Kirkland’s, Inc.	2,450	56,326
L Brands, Inc.	5,775	554,285
Lithia Motors, Inc., Class A	2,275	267,062
Lowe’s Cos., Inc.	22,050	1,627,952
Lumber Liquidators Holdings, Inc.*	175	2,419
MarineMax, Inc.*	2,100	33,180
Mattress Firm Holding Corp.*	1,575	67,048
The Men’s Wearhouse, Inc.	5,250	209,895
Monro Muffler Brake, Inc.	2,450	181,717
Murphy USA, Inc.*	10,850	665,865
Office Depot, Inc.*	43,925	334,709
O’Reilly Automotive, Inc.*	2,450	676,837
Outerwall, Inc.	5,075	304,500
Penske Automotive Group, Inc.	4,200	205,128
The Pep Boys-Manny Moe & Jack*	4,200	63,168

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	91

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Rent-A-Center, Inc.	13,650	$251,024
Restoration Hardware Holdings, Inc.*	1,925	198,448
Ross Stores, Inc.	9,975	504,536
Sally Beauty Holdings, Inc.*	2,975	69,942
Sears Hometown and Outlet Stores, Inc.*	4,200	33,768
Select Comfort Corp.*	4,025	85,330
Shoe Carnival, Inc.	2,100	47,187
Signet Jewelers Ltd.	1,575	237,730
Sonic Automotive, Inc., Class A	4,025	100,384
Sportsman’s Warehouse Holdings, Inc.*	2,800	30,128
Stage Stores, Inc.	8,925	86,840
Staples, Inc.	15,050	195,500
Stein Mart, Inc.	3,150	27,909
Tiffany & Co.	2,450	201,978
The TJX Cos., Inc.	15,225	1,114,318
Tractor Supply Co.	3,675	339,533
Ulta Salon Cosmetics & Fragrance, Inc.*	1,575	273,987
Urban Outfitters, Inc.*	700	20,020
Williams-Sonoma, Inc.	1,575	116,156
Zumiez, Inc.*	350	6,118
		20,303,706
Technology Hardware, Storage & Peripherals – 3.0%
3D Systems Corp.*	3,325	33,450
Apple, Inc.	134,050	16,018,975
Cray, Inc.*	2,625	77,779
Diebold, Inc.	5,425	200,020
Electronics For Imaging, Inc.*	3,325	154,413
EMC Corp.	91,525	2,399,785
Hewlett-Packard Co.	63,175	1,703,198
Immersion Corp.*	875	11,357
Lexmark International, Inc., Class A	15,400	500,346
NCR Corp.*	3,675	97,755
NetApp, Inc.	5,600	190,400
Nimble Storage, Inc.*	1,400	31,640
QLogic Corp.*	1,225	15,190
SanDisk Corp.	4,725	363,825
Seagate Technology PLC	8,750	333,025

	Shares	Value
Technology Hardware, Storage & Peripherals – (continued)
Super Micro Computer, Inc.*	7,000	$197,470
Western Digital Corp.	8,400	561,288
		22,889,916
Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.	1,400	127,232
Coach, Inc.	2,800	87,360
Columbia Sportswear Co.	2,100	115,185
Crocs, Inc.*	2,625	28,350
Deckers Outdoor Corp.*	5,775	321,436
G-III Apparel Group Ltd.*	6,125	337,426
Hanesbrands, Inc.	5,600	178,864
Iconix Brand Group, Inc.*	12,775	195,713
Kate Spade & Co.*	7,000	125,790
lululemon athletica, Inc.*	2,625	129,071
Michael Kors Holdings Ltd.*	3,500	135,240
Movado Group, Inc.	2,975	76,577
NIKE, Inc., Class B	15,575	2,040,792
Oxford Industries, Inc.	700	50,974
Perry Ellis International, Inc.*	1,225	26,301
PVH Corp.	2,100	190,995
Sequential Brands Group, Inc.*	175	2,189
Skechers USA, Inc., Class A*	9,975	311,220
Steven Madden Ltd.*	3,150	109,778
Tumi Holdings, Inc.*	350	5,611
Under Armour, Inc., Class A*	3,150	299,502
Unifi, Inc.*	700	21,413
Vera Bradley, Inc.*	5,425	67,867
VF Corp.	8,225	555,352
Wolverine World Wide, Inc.	5,425	100,742
		5,640,980
Thrifts & Mortgage Finance – 0.5%
Astoria Financial Corp.	12,775	203,889
Beneficial Bancorp, Inc.*	3,850	53,399
BofI Holding, Inc.*	1,225	98,012
Brookline Bancorp, Inc.	11,375	129,106
Capitol Federal Financial, Inc.	875	11,357
Dime Community Bancshares, Inc.	12,075	209,501
Essent Group Ltd.*	2,450	59,045
EverBank Financial Corp.	12,250	211,435
Federal Agricultural Mortgage Corp., Class C	3,500	102,760

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Thrifts & Mortgage Finance – (continued)
Flagstar Bancorp, Inc.*	6,475	$144,004
HomeStreet, Inc.*	4,550	95,231
Hudson City Bancorp, Inc.	13,475	136,367
LendingTree, Inc.*	350	42,476
MGIC Investment Corp.*	26,250	246,750
Nationstar Mortgage Holdings, Inc.*	7,875	104,501
New York Community Bancorp, Inc.	7,875	130,095
Northfield Bancorp, Inc.	3,675	56,301
Northwest Bancshares, Inc.	1,400	18,844
Ocwen Financial Corp.*	25,725	179,818
Oritani Financial Corp.	700	11,144
PHH Corp.*	12,425	182,648
Provident Financial Services, Inc.	10,675	216,916
Radian Group, Inc.	16,100	232,967
TFS Financial Corp.	1,925	33,803
TrustCo Bank Corp.	15,225	94,852
United Financial Bancorp, Inc.	1,925	24,987
Walker & Dunlop, Inc.*	7,875	228,454
Washington Federal, Inc.	25,375	632,853
WSFS Financial Corp.	3,675	116,755
		4,008,270
Tobacco – 1.0%
Altria Group, Inc.	44,975	2,719,638
Philip Morris International, Inc.	34,650	3,063,060
Reynolds American, Inc.	18,900	913,248
Universal Corp.	6,825	368,618
Vector Group Ltd.	9,555	231,709
		7,296,273
Trading Companies & Distributors – 0.6%
Air Lease Corp.	5,775	194,675
Applied Industrial Technologies, Inc.	8,225	339,775
Beacon Roofing Supply, Inc.*	4,725	167,218
CAI International, Inc.*	11,025	128,110
DXP Enterprises, Inc.*	2,975	90,023
Fastenal Co.	5,425	212,443
GATX Corp.	12,425	580,247
H&E Equipment Services, Inc.	8,400	162,204

	Shares	Value
Trading Companies & Distributors – (continued)
HD Supply Holdings, Inc.*	3,150	$93,838
Kaman Corp.	4,375	170,144
MRC Global, Inc.*	28,700	341,530
MSC Industrial Direct Co., Inc., Class A	175	10,985
Neff Corp., Class A*	875	5,127
NOW, Inc.*	3,850	63,564
Rush Enterprises, Inc., Class A*	25,725	627,176
TAL International Group, Inc.*	4,025	68,264
Titan Machinery, Inc.*	2,625	32,104
United Rentals, Inc.*	3,500	262,010
Veritiv Corp.*	1,925	80,850
W.W. Grainger, Inc.	1,575	330,750
Watsco, Inc.	2,275	279,893
WESCO International, Inc.*	11,550	565,142
		4,806,072
Transportation Infrastructure – 0.0%†
Wesco Aircraft Holdings, Inc.*	525	6,542
Water Utilities – 0.1%
American States Water Co.	3,500	142,625
American Water Works Co., Inc.	2,975	170,646
Aqua America, Inc.	1,750	50,050
California Water Service Group	3,325	74,347
Connecticut Water Service, Inc.	350	12,884
SJW Corp.	525	16,658
		467,210
Wireless Telecommunication Services – 0.2%
Boingo Wireless, Inc.*	3,500	27,055
SBA Communications Corp., Class A*	2,100	249,942
Shenandoah Telecommunications Co.	2,975	139,200
Spok Holdings, Inc.	1,925	34,708
Sprint Corp.*	30,975	146,512
Telephone & Data Systems, Inc.	28,525	816,956
T-Mobile U.S., Inc.*	5,075	192,292
United States Cellular Corp.*	3,325	135,460
		1,742,125
Total Common Stocks (Cost $590,999,591)		753,227,699

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	93

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	No. of Rights	Value
RIGHTS – 0.0%
Furiex Pharmaceuticals, Inc.* ^	652	$—
Leap Wireless International, Inc.* ^	12,069	—
Total Rights (Cost $–)		—
	No. of Warrants
WARRANTS – 0.0%
Magnum Hunter Resources Corp., expiring 04/15/16 at 1.00 USD* ^	2,849	—
Total Warrants (Cost $–)		—
Total Investment Securities (Cost $590,999,591) – 98.9%		753,227,699
Other assets less liabilities – 1.1%		8,229,762
Net Assets – 100.0%		$761,457,461
*	Non-income producing security.

‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2015, the value of these securities amounted to $0 or 0.00% of net assets.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

REIT – Real Estate Investment Trust

USD – US Dollar

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,088,374
Aggregate gross unrealized depreciation	(16,877,570)
Net unrealized appreciation	$162,210,804
Federal income tax cost of investments	$591,016,895

Investment in a company which was affiliated for the period ending October 31, 2015, was as follows:

Security	Value October 31, 2014	Purchases at Cost	Sales at Cost	Value October 31, 2015	Dividend Income	Realized Gain
Northern Trust Corp.	$399,126	$14,052	$3,893	$431,139	$8,429	$3,952

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of October 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 400® Index Futures Contracts	10	12/18/15	$1,441,400	$46,297
E-mini S&P 500® Index Futures Contracts	36	12/18/15	3,732,660	236,291
Russell 2000® Mini Index Futures Contracts	26	12/18/15	3,011,580	48,459
				$331,047

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares®  Morningstar Developed Markets ex-US Factor Tilt Index Fund

October 31, 2015

	Shares	Value
COMMON STOCKS – 98.8%
Aerospace & Defense – 0.7%
Airbus Group SE	14,359	$1,004,995
BAE Systems PLC	68,944	468,819
Bombardier, Inc., Class B	36,180	39,267
CAE, Inc.	7,384	83,302
Cobham PLC	42,238	181,020
Elbit Systems Ltd.	412	32,716
Finmeccanica SpA*	9,150	120,280
Kongsberg Gruppen ASA	2,303	36,198
MacDonald Dettwiler & Associates Ltd.	250	14,893
Meggitt PLC	22,938	125,264
MTU Aero Engines AG	499	46,396
QinetiQ Group PLC	11,955	41,358
Rolls-Royce Holdings PLC*^	3,515,740	5,429
Rolls-Royce Holdings PLC*	37,926	402,689
Saab AB, Class B	3,857	109,338
Safran S.A.	7,252	553,635
Senior PLC	4,372	15,314
Singapore Technologies Engineering Ltd.	51,000	120,536
Thales S.A.	3,678	267,867
Ultra Electronics Holdings PLC	5,883	152,912
Zodiac Aerospace	4,910	124,748
		3,946,976
Air Freight & Logistics – 0.4%
Bollore S.A.*	30	149
Bollore S.A.	8,952	44,520
CTT-Correios de Portugal S.A.	6,883	78,580
CWT Ltd.	48,800	69,689
Deutsche Post AG (Registered)	21,277	636,243
Financiere de L’Odet	39	42,306
Freightways Ltd.	5,961	23,756
Kerry Logistics Network Ltd.	26,000	38,781
Kintetsu World Express, Inc.	1,600	30,310
Konoike Transport Co., Ltd.	7,600	94,721
Mainfreight Ltd.	3,192	33,475
Oesterreichische Post AG	1,006	36,783
Panalpina Welttransport Holding AG (Registered)	795	91,134

	Shares	Value
Air Freight & Logistics – (continued)
PostNL N.V.*	181,643	$753,649
Royal Mail PLC	12,166	83,668
Singapore Post Ltd.	5,000	6,765
TNT Express N.V.	12,446	105,176
Yamato Holdings Co., Ltd.	9,900	196,113
Yusen Logistics Co., Ltd.	2,100	24,694
		2,390,512
Airlines – 0.3%
Aegean Airlines S.A.	9,070	70,635
Air France-KLM*	2,842	20,943
Air New Zealand Ltd.	2,717	5,350
ANA Holdings, Inc.	35,000	105,080
Cathay Pacific Airways Ltd.	27,000	53,790
Deutsche Lufthansa AG (Registered)*	6,000	89,013
easyJet PLC	8,284	223,892
International Consolidated Airlines Group S.A.*	21,636	194,640
Japan Airlines Co., Ltd.	5,400	204,947
Norwegian Air Shuttle ASA*	1,986	73,297
Qantas Airways Ltd.*	21,216	59,789
Singapore Airlines Ltd.	19,700	151,917
Virgin Australia Holdings Ltd.*	108,255	37,073
Wizz Air Holdings PLC*(a)	17,731	518,922
		1,809,288
Auto Components – 2.1%
Aisan Industry Co., Ltd.	15,508	156,654
Aisin Seiki Co., Ltd.	4,900	196,325
Akebono Brake Industry Co., Ltd.	14,500	42,656
ARB Corp. Ltd.	1,725	18,202
Brembo SpA	3,246	143,751
Bridgestone Corp.	24,500	908,738
Calsonic Kansei Corp.	6,000	48,229
Cie Generale des Etablissements Michelin	6,870	687,558
Continental AG	3,053	737,565
Daido Metal Co., Ltd.	18,700	176,811
Daikyonishikawa Corp.	3,426	183,685
Denso Corp.	12,700	595,877
Eagle Industry Co., Ltd.	9,400	190,999

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	95

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
ElringKlinger AG	2,512	$56,510
Exedy Corp.	12,600	292,042
F.C.C. Co., Ltd.	8,800	157,076
Faurecia	3,062	121,869
GKN PLC	48,709	216,050
HI-LEX Corp.	3,164	97,535
Keihin Corp.	17,500	287,715
Koito Manufacturing Co., Ltd.	2,000	76,652
KYB Corp.	104,000	299,051
Leoni AG	13,368	548,297
Linamar Corp.	2,321	134,806
Magna International, Inc.	12,256	645,984
Martinrea International, Inc.	34,804	295,010
Mitsuba Corp.	16,700	265,567
Musashi Seimitsu Industry Co., Ltd.	5,500	112,302
NGK Spark Plug Co., Ltd.	5,900	145,257
NHK Spring Co., Ltd.	2,100	21,596
Nifco, Inc.	200	7,781
Nippon Seiki Co., Ltd.	19,000	399,130
Nissin Kogyo Co., Ltd.	16,800	260,196
NOK Corp.	2,200	52,359
Nokian Renkaat Oyj	3,963	150,287
Plastic Omnium S.A.	2,503	72,746
Press Kogyo Co., Ltd.	23,500	101,653
Sanden Holdings Corp.	71,000	246,522
Showa Corp.	23,600	220,599
Stanley Electric Co., Ltd.	3,800	73,182
Sumitomo Electric Industries Ltd.	24,900	343,452
Sumitomo Riko Co., Ltd.	9,400	76,571
Sumitomo Rubber Industries Ltd.	4,000	60,062
Tachi-S Co., Ltd.	13,700	192,771
Takata Corp.	9,200	105,132
Tokai Rika Co., Ltd.	2,600	57,096
Topre Corp.	20,200	442,082
Toyo Tire & Rubber Co., Ltd.	2,700	57,434
Toyoda Gosei Co., Ltd.	200	4,637
Toyota Industries Corp.	4,900	260,278
TPR Co., Ltd.	10,700	264,142
TS Tech Co., Ltd.	1,100	30,445
Unipres Corp.	11,400	261,678
Valeo S.A.	2,010	312,403

	Shares	Value
Auto Components – (continued)
Xinyi Glass Holdings Ltd.	10,000	$5,200
The Yokohama Rubber Co., Ltd.	2,500	48,477
Yorozu Corp.	9,200	197,990
		12,164,674
Automobiles – 3.3%
Bayerische Motoren Werke AG	11,812	1,218,173
Bayerische Motoren Werke AG (Preference)	2,042	166,042
Daihatsu Motor Co., Ltd.	4,200	51,858
Daimler AG (Registered)	35,807	3,123,595
Fiat Chrysler Automobiles N.V.*	24,427	362,116
Fuji Heavy Industries Ltd.	21,600	846,280
Honda Motor Co., Ltd.	66,000	2,211,759
Isuzu Motors Ltd.	20,800	245,015
Mazda Motor Corp.	19,400	386,553
Mitsubishi Motors Corp.	22,200	198,682
Nissan Motor Co., Ltd.	98,000	1,028,523
Nissan Shatai Co., Ltd.	1,000	11,668
Peugeot S.A.*	18,733	331,612
Piaggio & C SpA	4,425	11,037
Porsche Automobil Holding SE (Preference)	6,657	313,266
Renault S.A.	7,500	710,262
Suzuki Motor Corp.	10,500	347,172
Toyota Motor Corp.	103,800	6,424,547
Volkswagen AG	834	116,173
Volkswagen AG (Preference)	5,011	605,019
Yamaha Motor Co., Ltd.	7,200	163,600
		18,872,952
Banks – 12.0%
The 77 Bank Ltd.	1,000	5,569
The Aichi Bank Ltd.	1,200	67,122
The Akita Bank Ltd.	33,000	108,838
Aktia Bank Oyj	10,596	128,402
Alpha Bank AE*	69,491	8,828
The Aomori Bank Ltd.	31,000	101,471
Aozora Bank Ltd.	35,000	128,486
Ashikaga Holdings Co., Ltd.	18,800	84,906
Australia & New Zealand Banking Group Ltd.	68,943	1,338,389
The Awa Bank Ltd.	6,000	33,462

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Banca Carige SpA*	223,187	$409,262
Banca Monte dei Paschi di Siena SpA*	62,319	115,102
Banca Popolare dell’Emilia Romagna SC	18,534	150,378
Banca Popolare di Milano Scarl	171,305	161,793
Banca Popolare di Sondrio Scarl	8,349	38,311
Banco Bilbao Vizcaya Argentaria S.A.	140,988	1,221,020
Banco BPI S.A. (Registered)*	15,225	18,601
Banco Comercial Portugues S.A., Class R*	941,037	54,367
Banco de Sabadell S.A.	104,863	203,757
Banco Espirito Santo S.A. (Registered)*^	48,647	537
Banco Popolare SC*	10,180	153,049
Banco Popular Espanol S.A.	49,643	190,069
Banco Santander S.A.	507,920	2,861,477
Bank Hapoalim BM	34,512	180,050
Bank Leumi Le-Israel BM*	49,442	187,919
The Bank of East Asia Ltd.	41,081	153,986
Bank of Georgia Holdings PLC	16,397	506,471
Bank of Ireland*	628,817	235,477
The Bank of Iwate Ltd.	8,500	379,656
The Bank of Kyoto Ltd.	13,000	132,612
Bank of Montreal	23,183	1,347,373
The Bank of Nagoya Ltd.	10,000	37,290
The Bank of Nova Scotia	43,956	2,065,850
The Bank of Okinawa Ltd.	1,700	67,127
Bank of Queensland Ltd.	15,205	141,783
Bank of the Ryukyus Ltd.	5,561	79,815
The Bank of Yokohama Ltd.	36,000	226,516
Bankia S.A.	115,212	149,159
Bankinter S.A.	17,801	129,723
Banque Cantonale Vaudoise (Registered)*	50	30,890
Barclays PLC	536,732	1,923,115
Basler Kantonalbank	2,718	186,117
Bendigo & Adelaide Bank Ltd.	14,996	114,478
Berner Kantonalbank AG (Registered)	259	48,345

	Shares	Value
Banks – (continued)
BNP Paribas S.A.	37,244	$2,273,484
CaixaBank S.A.	53,643	206,925
Canadian Imperial Bank of Commerce	14,163	1,085,540
Canadian Western Bank	1,676	32,192
The Chiba Bank Ltd.	23,000	169,248
The Chugoku Bank Ltd.	1,000	14,295
comdirect bank AG	411	4,999
Commerzbank AG*	29,021	320,901
Commonwealth Bank of Australia	38,826	2,125,452
Credit Agricole S.A.	41,309	525,680
Credito Emiliano SpA	4,982	35,854
Credito Valtellinese SC*	106,111	134,212
Dah Sing Banking Group Ltd.	24,640	46,863
Dah Sing Financial Holdings Ltd.	5,340	30,007
The Daishi Bank Ltd.	8,000	36,395
Danske Bank A/S	20,191	557,771
DBS Group Holdings Ltd.	65,558	808,416
Deutsche Postbank AG	611	23,933
DNB ASA	29,010	370,947
The Eighteenth Bank Ltd.	28,000	85,386
Erste Group Bank AG*	8,875	261,467
Eurobank Ergasias S.A.*	304,426	10,425
FIBI Holdings Ltd.	1,717	25,424
The Fukui Bank Ltd.	36,000	75,774
Fukuoka Financial Group, Inc.	22,000	116,859
The Gunma Bank Ltd.	2,000	12,679
The Hachijuni Bank Ltd.	15,000	103,170
Hang Seng Bank Ltd.	19,600	360,635
The Higashi-Nippon Bank Ltd.	78,000	265,009
The Hiroshima Bank Ltd.	17,000	95,372
The Hokkoku Bank Ltd.	17,000	63,534
The Hokuetsu Bank Ltd.	77,000	161,434
Hokuhoku Financial Group, Inc.	32,000	71,597
HSBC Holdings PLC	693,824	5,439,146
The Hyakugo Bank Ltd.	23,000	118,550
The Hyakujushi Bank Ltd.	10,000	37,870
ING Groep N.V. (CVA)	133,819	1,956,439
Intesa Sanpaolo SpA	515,248	1,803,126
Intesa Sanpaolo SpA (Retirement Savings Plan)	10,035	32,213

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	97

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Israel Discount Bank Ltd., Class A*	3,293	$6,018
The Iyo Bank Ltd.	6,000	65,084
The Joyo Bank Ltd.	23,000	120,456
The Juroku Bank Ltd.	19,000	85,337
Jyske Bank A/S (Registered)*	1,894	92,888
Kansai Urban Banking Corp.	5,900	68,008
KBC Groep N.V.	7,840	479,789
The Keiyo Bank Ltd.	5,000	25,316
The Kiyo Bank Ltd.	29,800	456,353
Kyushu Financial Group, Inc.*	15,770	121,273
Laurentian Bank of Canada	11,180	452,635
Liechtensteinische Landesbank AG	3,852	137,746
Lloyds Banking Group PLC	2,066,623	2,353,235
Luzerner Kantonalbank AG (Registered)	162	59,944
The Minato Bank Ltd.	29,000	49,265
Mitsubishi UFJ Financial Group, Inc.	507,500	3,324,877
Mizrahi Tefahot Bank Ltd.	4,192	50,946
Mizuho Financial Group, Inc.	899,000	1,864,675
The Musashino Bank Ltd.	3,200	122,776
The Nanto Bank Ltd.	23,468	74,872
National Australia Bank Ltd.	58,080	1,249,331
National Bank of Canada	9,806	324,606
National Bank of Greece S.A.*	60,673	45,441
Natixis S.A.	29,179	179,858
The Nishi-Nippon City Bank Ltd.	18,000	53,101
Nordea Bank AB	103,699	1,154,118
North Pacific Bank Ltd.	6,000	23,219
The Ogaki Kyoritsu Bank Ltd.	35,000	137,187
The Oita Bank Ltd.	18,000	76,221
Oversea-Chinese Banking Corp. Ltd.	95,335	614,691
Piraeus Bank S.A.*	63,248	6,498
Raiffeisen Bank International AG*	2,526	40,125
Resona Holdings, Inc.	63,500	338,667
Royal Bank of Canada	34,290	1,959,616
Royal Bank of Scotland Group PLC*	47,575	233,356

	Shares	Value
Banks – (continued)
The San-In Godo Bank Ltd.	6,000	$55,836
Senshu Ikeda Holdings, Inc.	118,600	514,007
Seven Bank Ltd.	19,000	87,226
Shawbrook Group PLC*(a)	36,757	192,612
The Shiga Bank Ltd.	1,000	5,378
Shinsei Bank Ltd.	37,000	78,185
The Shizuoka Bank Ltd.	9,000	91,137
Skandinaviska Enskilda Banken AB, Class A	51,402	544,231
Societe Generale S.A.	29,368	1,372,594
Spar Nord Bank A/S	32,152	309,557
SpareBank 1 Nord Norge	45,636	188,761
SpareBank 1 SMN	51,891	326,549
St. Galler Kantonalbank AG (Registered)	950	344,535
Standard Chartered PLC	72,133	803,656
Sumitomo Mitsui Financial Group, Inc.	51,000	2,053,947
Sumitomo Mitsui Trust Holdings, Inc.	133,000	515,468
Suruga Bank Ltd.	4,700	93,396
Svenska Handelsbanken AB, Class A	43,368	593,498
Swedbank AB, Class A	24,359	562,575
Sydbank A/S	2,684	88,695
The Tochigi Bank Ltd.	16,000	92,016
The Toho Bank Ltd.	22,732	84,203
TOMONY Holdings, Inc.	67,200	262,285
The Toronto-Dominion Bank	43,709	1,793,327
UniCredit SpA	199,047	1,292,878
Unione di Banche Italiane SpA	26,656	200,524
United Overseas Bank Ltd.	39,244	569,675
Valiant Holding AG (Registered)	6,392	741,167
Westpac Banking Corp.*	3,322	72,169
Westpac Banking Corp.	76,391	1,710,246
The Yamagata Bank Ltd.	13,000	50,847
Yamaguchi Financial Group, Inc.	8,000	99,109
The Yamanashi Chuo Bank Ltd.	17,000	80,157
Zuger Kantonalbank AG	4	18,849
		68,142,994
Beverages – 1.5%
A.G.Barr PLC	11,258	92,063
Anheuser-Busch InBev S.A./N.V.	19,511	2,342,792

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Beverages – (continued)
Asahi Group Holdings Ltd.	10,600	$329,134
Britvic PLC	14,788	159,642
C&C Group PLC	33,647	134,920
Carlsberg A/S, Class B	3,088	254,315
Coca-Cola Amatil Ltd.	11,766	76,473
Coca-Cola East Japan Co., Ltd.	2,606	36,798
Coca-Cola HBC AG*	4,146	99,248
Coca-Cola West Co., Ltd.	1,000	20,344
Corby Spirit and Wine Ltd.	638	9,719
Cott Corp.	2,560	26,708
Davide Campari-Milano SpA	6,897	59,350
Diageo PLC	59,075	1,713,858
Heineken Holding N.V.	2,940	236,853
Heineken N.V.	4,131	379,302
Ito En Ltd.	200	4,203
Kirin Holdings Co., Ltd.	22,038	314,294
Molson Coors Canada, Inc., Class B	620	54,610
Pernod-Ricard S.A.	4,853	574,685
Royal Unibrew A/S	3,130	124,390
SABMiller PLC	22,491	1,387,667
Sapporo Holdings Ltd.	2,000	8,287
Suntory Beverage & Food Ltd.	3,000	122,063
Takara Holdings, Inc.	3,000	21,703
Treasury Wine Estates Ltd.^	2,776	14,022
Treasury Wine Estates Ltd.	20,813	105,131
		8,702,574
Biotechnology – 0.3%
Abcam PLC	7,151	66,374
Actelion Ltd. (Registered)*	2,379	331,600
CK Life Sciences Int’l Holdings, Inc.	48,000	4,521
CSL Ltd.	10,119	677,108
Genmab A/S*	853	84,527
Genus PLC	236	5,303
Grifols S.A.	2,433	113,364
Grifols S.A. (Preference), Class B	4,300	150,242
Japan Tissue Engineering Co., Ltd.*	418	3,242
Mesoblast Ltd.*^	14,771	35,936

	Shares	Value
Biotechnology – (continued)
PeptiDream, Inc.*	400	$9,500
ProMetic Life Sciences, Inc.*	42,612	69,698
Sirtex Medical Ltd.	769	20,876
Swedish Orphan Biovitrum AB*	7,900	120,952
Takara Bio, Inc.	200	2,032
		1,695,275
Building Products – 0.9%
Aica Kogyo Co., Ltd.	1,500	29,969
Asahi Glass Co., Ltd.	26,000	150,172
Assa Abloy AB, Class B	28,668	573,971
Belimo Holding AG (Registered)	21	45,164
Central Glass Co., Ltd.	98,000	487,259
Cie de Saint-Gobain	17,717	747,224
Daikin Industries Ltd.	6,200	402,801
Geberit AG (Registered)	1,129	365,701
GWA Group Ltd.*	7,406	13,104
James Halstead PLC	4,475	32,448
Kingspan Group PLC	2,446	59,524
Lindab International AB	2,940	20,100
LIXIL Group Corp.	7,100	153,032
Nibe Industrier AB, Class B	4,609	149,328
Nichias Corp.	67,000	425,846
Nippon Sheet Glass Co., Ltd.*	40,000	34,804
Nitto Boseki Co., Ltd.	9,000	27,371
Noritz Corp.	15,600	245,360
Okabe Co., Ltd.	11,800	94,752
Rockwool International A/S, Class B	82	12,899
Sankyo Tateyama, Inc.	14,400	201,427
Sanwa Holdings Corp.	8,000	64,968
Sekisui Jushi Corp.	8,000	107,860
Takara Standard Co., Ltd.	5,752	43,661
Takasago Thermal Engineering Co., Ltd.	1,200	17,333
Tarkett S.A.	3,998	119,905
TOTO Ltd.	3,000	102,672
Uponor Oyj	6,174	82,728
Wienerberger AG	3,084	57,114
		4,868,497
Capital Markets – 2.2%
3i Group PLC	34,928	270,254
Aberdeen Asset Management PLC	24,962	133,657

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	99

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Alaris Royalty Corp.	1,680	$35,723
Allied Properties HK Ltd.	764,000	163,642
Anima Holding SpA(a)	3,753	37,001
ARA Asset Management Ltd.	15,200	15,303
Ashmore Group PLC	16,969	70,759
Avanza Bank Holding AB	807	32,029
Azimut Holding SpA	3,015	72,905
Brederode S.A.	950	41,547
Brewin Dolphin Holdings PLC	23,580	98,326
BT Investment Management Ltd.	6,705	54,582
CI Financial Corp.	4,091	97,557
Close Brothers Group PLC	6,784	153,386
Credit Suisse Group AG (Registered)*	52,066	1,303,565
Daiwa Securities Group, Inc.	49,000	337,874
Deutsche Bank AG (Registered)	49,311	1,387,387
EFG International AG*	7,120	71,724
Financiere de Tubize S.A.	179	12,922
GAM Holding AG*	2,188	40,175
Gimv N.V.	2,942	138,867
Gluskin Sheff + Associates, Inc.	1,600	27,124
Guoco Group Ltd.	3,000	34,451
Haitong International Securities Group Ltd.	77,922	43,334
Hargreaves Lansdown PLC	4,770	106,376
Henderson Group PLC	12,382	54,901
ICAP PLC	26,470	179,873
Ichigo, Inc.	9,700	25,240
Ichiyoshi Securities Co., Ltd.	8,400	78,031
IGM Financial, Inc.	3,577	103,344
Intermediate Capital Group PLC	12,180	106,469
Investec PLC	21,911	183,409
IOOF Holdings Ltd.	11,826	78,804
IP Group PLC*	38,158	140,138
Jafco Co., Ltd.	300	11,572
Julius Baer Group Ltd.*	5,686	283,334
Jupiter Fund Management PLC	22,126	154,079
kabu.com Securities Co., Ltd.	4,000	13,259
Kyokuto Securities Co., Ltd.	2,700	34,993
Leonteq AG*	616	119,044
Macquarie Group Ltd.	7,909	483,577
Magellan Financial Group Ltd.	4,385	70,485

	Shares	Value
Capital Markets – (continued)
Man Group PLC	81,899	$211,356
Mason Financial Holdings Ltd.*	4,150,953	155,324
Matsui Securities Co., Ltd.	1,300	11,559
Mediobanca SpA	21,483	217,140
Monex Group, Inc.	87,500	247,980
Nomura Holdings, Inc.	96,900	614,764
Okasan Securities Group, Inc.	4,000	23,733
Partners Group Holding AG	590	214,273
Perpetual Ltd.	2,617	83,851
Platinum Asset Management Ltd.	10,774	56,882
Rathbone Brothers PLC	3,875	135,131
Ratos AB, Class B	11,263	66,324
Rothschild & Co.	12,750	367,741
SBI Holdings, Inc.	5,200	59,509
Schroders PLC	2,561	117,984
Schroders PLC (Non-Voting)	1,249	43,672
Sun Hung Kai & Co., Ltd.	95,996	64,781
SVG Capital PLC*	15,422	113,134
Tetragon Financial Group Ltd.	50,203	485,463
Tokai Tokyo Financial Holdings, Inc.	2,200	13,509
Tullett Prebon PLC	87,914	477,654
UBS Group AG (Registered)	86,644	1,738,593
UOB-Kay Hian Holdings Ltd.	37,825	38,892
Value Partners Group Ltd.	21,000	22,409
Vontobel Holding AG (Registered)	339	16,765
VZ Holding AG	178	55,617
		12,555,062
Chemicals – 3.2%
ADEKA Corp.	4,200	62,230
Agrium, Inc.	3,459	321,617
Air Liquide S.A.	8,269	1,076,940
Air Water, Inc.	3,000	49,497
Akzo Nobel N.V.	7,071	503,418
Alent PLC	16,912	130,281
Arkema S.A.	3,196	235,164
Asahi Kasei Corp.	40,000	247,441
BASF SE	21,120	1,738,800
Borregaard ASA	5,792	31,007
C Uyemura & Co., Ltd.	1,400	73,205
Chr Hansen Holding A/S	4,461	269,330

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Chugoku Marine Paints Ltd.	18,000	$129,770
Clariant AG (Registered)*	7,762	143,311
Croda International PLC	3,824	171,150
Daicel Corp.	6,000	79,950
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	59,000	281,127
Denka Co., Ltd.	2,000	9,364
DIC Corp.	8,000	21,877
DuluxGroup Ltd.	22,021	92,694
Elementis PLC	5,547	20,098
EMS-Chemie Holding AG (Registered)	114	48,399
Essentra PLC	4,084	53,108
Evonik Industries AG	3,387	123,655
Frutarom Industries Ltd.	1,635	70,779
FUCHS PETROLUB SE	54	2,247
FUCHS PETROLUB SE (Preference)	3,440	165,737
Fujimori Kogyo Co., Ltd.	7,100	197,100
Givaudan S.A. (Registered)*	245	439,919
Hexpol AB	5,994	58,733
Hitachi Chemical Co., Ltd.	1,700	27,217
Ihara Chemical Industry Co., Ltd.	5,800	71,325
Incitec Pivot Ltd.	56,801	160,072
Israel Chemicals Ltd.	6,739	37,356
The Israel Corp. Ltd.	37	9,550
Johnson Matthey PLC	5,783	230,873
JSP Corp.	2,500	53,884
JSR Corp.	3,900	62,083
K+S AG (Registered)	6,542	165,887
Kaneka Corp.	4,000	35,732
Kansai Paint Co., Ltd.	6,000	92,132
Kemira Oyj	5,578	66,424
Koninklijke DSM N.V.	4,916	263,703
Kumiai Chemical Industry Co., Ltd.	5,000	40,522
Kuraray Co., Ltd.	10,000	124,301
Kureha Corp.	75,000	288,378
Lanxess AG	2,518	135,877
Lenzing AG	485	37,267
Linde AG	3,922	683,442
Lintec Corp.	1,800	42,526

	Shares	Value
Chemicals – (continued)
Methanex Corp.	3,696	$147,377
Mitsubishi Chemical Holdings Corp.	49,500	311,910
Mitsubishi Gas Chemical Co., Inc.	11,000	61,802
Mitsui Chemicals, Inc.	16,000	61,123
Nihon Nohyaku Co., Ltd.	12,400	81,177
Nihon Parkerizing Co., Ltd.	2,000	17,982
Nippon Kayaku Co., Ltd.	3,000	31,498
Nippon Paint Holdings Co., Ltd.	3,000	64,065
Nippon Shokubai Co., Ltd.	400	31,556
Nippon Soda Co., Ltd.	74,198	580,426
The Nippon Synthetic Chemical Industry Co., Ltd.	10,000	74,663
Nissan Chemical Industries Ltd.	3,800	95,098
Nitto Denko Corp.	4,900	317,693
NOF Corp.	8,000	57,543
Novozymes A/S, Class B	7,499	349,336
Nufarm Ltd.	66,708	398,352
Nuplex Industries Ltd.	81,652	235,347
Orica Ltd.	11,613	136,542
Potash Corp. of Saskatchewan, Inc.	22,713	459,694
Sakata INX Corp.	10,200	93,822
Sanyo Chemical Industries Ltd.	20,000	148,995
Shin-Etsu Chemical Co., Ltd.	11,800	707,364
Showa Denko KK	30,000	38,036
Sika AG	19	62,527
Solvay S.A.	1,643	186,576
Sumitomo Bakelite Co., Ltd.	100,000	413,507
Sumitomo Chemical Co., Ltd.	49,000	283,828
Symrise AG	2,844	188,183
Syngenta AG (Registered)	2,221	749,834
Synthomer PLC	9,484	48,496
T Hasegawa Co., Ltd.	4,600	60,647
Taiyo Holdings Co., Ltd.	900	31,175
Teijin Ltd.	11,000	39,196
Tessenderlo Chemie N.V.*	786	25,501
Tikkurila Oyj	2,026	37,353
Toagosei Co., Ltd.	51,000	431,075
Tokai Carbon Co., Ltd.	11,000	30,263
Tokuyama Corp.	168,000	341,081
Toray Industries, Inc.	36,000	316,967

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	101

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Tosoh Corp.	23,000	$117,978
Toyo Ink SC Holdings Co., Ltd.	8,000	33,213
Toyobo Co., Ltd.	2,000	2,950
Ube Industries Ltd.	15,000	31,697
Umicore S.A.	4,175	178,250
Victrex PLC	1,130	32,286
Wacker Chemie AG	136	11,998
Yara International ASA	6,345	289,213
Zeon Corp.	5,000	41,144
		17,962,838
Commercial Services & Supplies – 1.3%
AA PLC	12,498	53,447
Aeon Delight Co., Ltd.	2,300	66,613
Aggreko PLC	7,791	110,157
Babcock International Group PLC	13,366	198,993
Berendsen PLC	10,764	170,395
Bilfinger SE	18,916	852,434
Brambles Ltd.	40,452	299,572
Caverion Corp.	1,496	13,088
Dai Nippon Printing Co., Ltd.	17,000	177,220
Daiseki Co., Ltd.	2,500	40,439
De La Rue PLC	36,282	259,437
dorma+kaba Holding AG (Registered), Class B	50	31,296
Downer EDI Ltd.	168,401	426,517
Duskin Co., Ltd.	200	3,449
Edenred	5,862	108,302
G4S PLC	34,645	129,859
HomeServe PLC	7,320	45,661
Intrum Justitia AB	4,316	156,050
ISS A/S	2,459	86,942
Kokuyo Co., Ltd.	5,600	62,880
Lassila & Tikanoja Oyj	6,686	129,840
Mineral Resources Ltd.	63,339	193,410
Mitie Group PLC	135,872	674,428
Mitsubishi Pencil Co., Ltd.	900	40,572
Nissha Printing Co., Ltd.	15,600	342,056
Okamura Corp.	4,600	42,960
Park24 Co., Ltd.	2,200	46,379
PayPoint PLC	4,015	61,388

	Shares	Value
Commercial Services & Supplies – (continued)
Pilot Corp.	2,600	$110,959
Progressive Waste Solutions Ltd.	824	19,801
Prosegur Cia de Seguridad S.A.	19,123	85,553
Recall Holdings Ltd.	21,376	116,820
Regus PLC	42,392	219,063
Relia, Inc.	2,100	20,030
Rentokil Initial PLC	91,737	218,894
Ritchie Bros Auctioneers, Inc.	166	4,306
Sato Holdings Corp.	1,100	24,074
Secom Co., Ltd.	5,400	363,222
Securitas AB, Class B	12,957	170,299
Serco Group PLC*	23,476	33,972
Societe BIC S.A.	1,233	197,563
Sohgo Security Services Co., Ltd.	1,000	48,643
Tomra Systems ASA	10,885	116,738
Toppan Forms Co., Ltd.	7,100	92,137
Toppan Printing Co., Ltd.	12,000	108,390
Transcontinental, Inc., Class A	23,595	363,388
Transfield Services Ltd.*	141,584	101,518
Transpacific Industries Group Ltd.	105,891	51,373
		7,290,527
Communications Equipment – 0.5%
Alcatel-Lucent*	79,995	326,868
Ei Towers SpA	231	14,073
Hitachi Kokusai Electric, Inc.	1,000	13,922
Japan Radio Co., Ltd.	5,000	17,941
Mitel Networks Corp.*	36,585	286,460
Nokia Oyj	82,884	619,846
Pace PLC	122,409	704,394
Sierra Wireless, Inc.*	2,800	69,789
Spirent Communications PLC	29,594	33,593
Telefonaktiebolaget LM Ericsson, Class A	1,434	13,148
Telefonaktiebolaget LM Ericsson, Class B	62,329	611,842
VTech Holdings Ltd.	2,500	30,371
		2,742,247
Construction & Engineering – 2.2%
Abengoa S.A., Class B	15,212	14,905
ACS Actividades de Construccion y Servicios S.A.	6,338	216,654

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Aecon Group, Inc.	13,469	$155,552
AF Gruppen ASA	5,941	88,464
Arcadis N.V.	5,746	145,671
Badger Daylighting Ltd.	2,361	36,958
Balfour Beatty PLC*	26,341	101,377
Boskalis Westminster	1,345	65,722
Bouygues S.A.	5,734	218,304
Carillion PLC	169,206	798,338
Chiyoda Corp.	4,000	30,595
Chudenko Corp.	2,300	50,107
Cie d’Entreprises CFE	666	82,987
CIMIC Group Ltd.	1,935	38,268
COMSYS Holdings Corp.	2,000	26,302
Eiffage S.A.	1,931	121,052
Elecnor S.A.	14,555	129,108
Electra Ltd.	552	70,387
Ferrovial S.A.	15,260	387,036
FLSmidth & Co. A/S	19,369	736,752
Fomento de Construcciones y Contratas S.A.*	3,030	23,229
Galliford Try PLC	31,364	725,125
Hanison Construction Holdings Ltd.	61,500	11,348
Hazama Ando Corp.	5,600	33,273
HOCHTIEF AG	1,184	110,701
Hsin Chong Construction Group Ltd.	314,000	36,869
Interserve PLC	56,997	489,866
JGC Corp.	5,928	94,514
Kajima Corp.	18,000	103,965
Kandenko Co., Ltd.	7,000	49,770
Keller Group PLC	28,052	353,303
Kier Group PLC	37,059	788,111
Kinden Corp.	2,000	26,136
Kumagai Gumi Co., Ltd.	153,000	461,504
Kyowa Exeo Corp.	3,900	40,947
Kyudenko Corp.	4,000	83,099
Maeda Corp.	8,000	58,537
Maeda Road Construction Co., Ltd.	2,000	36,710
Mirait Holdings Corp.	24,600	214,454
Monadelphous Group Ltd.	37,095	183,141

	Shares	Value
Construction & Engineering – (continued)
NCC AB, Class A	1,880	$58,231
NCC AB, Class B	590	18,337
Nippo Corp.	2,000	35,119
Nippon Densetsu Kogyo Co., Ltd.	22,200	423,304
The Nippon Road Co., Ltd.	15,000	82,287
Nishimatsu Construction Co., Ltd.	13,000	52,032
Obayashi Corp.	16,000	141,073
Obrascon Huarte Lain S.A.	33,174	267,294
OCI N.V.*	3,828	108,781
Okumura Corp.	14,000	74,713
Outotec Oyj	3,963	13,702
Penta-Ocean Construction Co., Ltd.	14,500	66,327
Salini Impregilo SpA	55,601	231,552
Sanki Engineering Co., Ltd.	7,100	59,071
Shikun & Binui Ltd.	119,119	217,121
Shimizu Corp.	16,000	140,941
SHO-BOND Holdings Co., Ltd.	600	23,940
Skanska AB, Class B	11,762	230,642
SNC-Lavalin Group, Inc.	4,900	156,960
Sumitomo Mitsui Construction Co., Ltd.	64,900	63,461
Sweco AB, Class B	1,854	27,294
Taikisha Ltd.	2,400	58,412
Taisei Corp.	30,000	196,395
Toda Corp.	9,000	49,298
Toenec Corp.	9,000	70,031
Tokyu Construction Co., Ltd.	11,100	85,360
Toshiba Plant Systems & Services Corp.	3,800	40,968
Totetsu Kogyo Co., Ltd.	1,200	26,083
Toyo Engineering Corp.	46,000	116,644
United Engineers Ltd.	241,900	343,721
Veidekke ASA	7,529	96,095
Vinci S.A.	17,318	1,174,220
WSP Global, Inc.	2,172	75,568
YIT Oyj	46,323	245,108
Yokogawa Bridge Holdings Corp.	15,700	146,364
Yurtec Corp.	11,000	106,377
		12,761,967

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	103

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – 0.5%
Adelaide Brighton Ltd.	8,560	$25,589
Boral Ltd.	30,359	116,745
Brickworks Ltd.	2,458	25,481
Buzzi Unicem SpA	811	13,787
Buzzi Unicem SpA (Retirement Savings Plan)	5,135	52,129
Cementir Holding SpA	10,424	58,611
CRH PLC	21,807	598,855
CSR Ltd.	201,224	397,670
Fletcher Building Ltd.	18,332	92,530
HeidelbergCement AG	4,067	304,509
Imerys S.A.	632	43,487
Italcementi SpA	13,033	145,409
James Hardie Industries PLC	13,870	181,089
LafargeHolcim Ltd. (Registered)*	10,753	608,146
RHI AG	10,390	236,088
Sumitomo Osaka Cement Co., Ltd.	3,000	11,635
Taiheiyo Cement Corp.	37,000	122,643
Titan Cement Co. S.A.	1,053	23,206
Vicat	290	18,676
		3,076,285
Consumer Finance – 0.3%
Acom Co., Ltd.*	3,300	18,213
AEON Financial Service Co., Ltd.	1,700	42,896
Aiful Corp.*	10,300	41,226
Cembra Money Bank AG*	11,634	696,329
Credit Saison Co., Ltd.	5,300	109,843
FlexiGroup Ltd.	77,871	170,005
Hitachi Capital Corp.	600	17,377
Hong Leong Finance Ltd.	14,000	23,792
International Personal Finance PLC	17,553	100,330
J Trust Co., Ltd.	6,600	53,489
Jaccs Co., Ltd.	76,000	320,563
Orient Corp.*	8,000	16,109
Provident Financial PLC	4,658	249,625
		1,859,797

	Shares	Value
Containers & Packaging – 0.4%
Amcor Ltd.	38,221	$372,219
BillerudKorsnas AB	7,954	145,104
CCL Industries, Inc., Class B	696	98,547
DS Smith PLC	36,020	215,285
FP Corp.	600	24,686
Fuji Seal International, Inc.	3,200	109,385
Huhtamaki Oyj	3,976	140,986
Intertape Polymer Group, Inc.	2,867	32,168
Pact Group Holdings Ltd.	47,795	174,930
Rengo Co., Ltd.	87,000	415,985
Rexam PLC	19,121	159,465
RPC Group PLC	9,942	99,957
Smurfit Kappa Group PLC	8,897	254,842
Toyo Seikan Group Holdings Ltd.	5,500	107,197
Winpak Ltd.	1,210	36,540
		2,387,296
Distributors – 0.2%
Breville Group Ltd.	3,137	14,704
Canon Marketing Japan, Inc.	3,700	56,600
D’ieteren S.A./N.V.	9,248	314,442
Doshisha Co., Ltd.	6,700	124,034
Inchcape PLC	20,288	250,506
Jardine Cycle & Carriage Ltd.	2,222	51,754
PALTAC CORPORATION	9,700	191,870
Uni-Select, Inc.	6,829	338,227
		1,342,137
Diversified Consumer Services – 0.1%
Benesse Holdings, Inc.	1,300	35,065
Dignity PLC	591	22,189
EnerCare, Inc.	1,424	16,620
G8 Education Ltd.	24,984	53,474
InvoCare Ltd.	14,308	113,411
Navitas Ltd.	20,498	61,422
Nirvana Asia Ltd.(a)	113,000	33,681
Slater & Gordon Ltd.	23,816	47,067
		382,929
Diversified Financial Services – 1.5%
Ackermans & van Haaren N.V.	607	92,867
Banca IFIS SpA	9,555	236,958
Banque Nationale de Belgique	77	267,967

See Accompanying Notes to the Financial Statements.

104	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – (continued)
Bolsas y Mercados Espanoles SHMSF S.A.	941	$33,975
Callidus Capital Corp.	17,598	150,780
Century Tokyo Leasing Corp.	600	20,559
Challenger Ltd.	23,860	140,099
China Innovative Finance Group*	288,000	28,242
Coface S.A.	38,684	314,638
Corp. Financiera Alba S.A.	1,679	74,541
Deutsche Boerse AG	5,245	485,238
Element Financial Corp.*	11,081	143,218
Eurazeo S.A.	832	58,894
EXOR SpA	2,699	134,613
FFP	1,031	75,793
Fimalac	68	6,137
First Pacific Co., Ltd.	34,000	23,295
Fuyo General Lease Co., Ltd.	10,500	474,208
Goldin Financial Holdings Ltd.*	60,000	112,257
GRENKELEASING AG	331	61,044
Groupe Bruxelles Lambert S.A.	3,050	249,016
HAL Trust	2,059	382,680
Heartland New Zealand Ltd.	130,474	110,348
Hong Kong Exchanges and Clearing Ltd.	27,589	725,492
IBJ Leasing Co., Ltd.	21,838	463,995
IG Group Holdings PLC	13,841	161,496
Industrivarden AB, Class A	6,627	130,418
Industrivarden AB, Class C	6,830	125,082
Investment AB Kinnevik, Class A	1,003	32,449
Investment AB Kinnevik, Class B	6,421	206,447
Investment AB Latour, Class B	1,793	61,470
Investor AB, Class A	1,980	72,359
Investor AB, Class B	13,740	513,615
Japan Exchange Group, Inc.	12,800	208,322
Japan Securities Finance Co., Ltd.	5,400	29,310
KBC Ancora	1,377	54,942
L E Lundbergforetagen AB, Class B	678	34,791
London Stock Exchange Group PLC	5,280	207,530
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,000	58,247

	Shares	Value
Diversified Financial Services – (continued)
Onex Corp.	3,350	$202,995
ORIX Corp.	49,000	723,377
Pacific Century Regional Developments Ltd.*	49,000	15,569
Pargesa Holding S.A.	70	4,460
Ricoh Leasing Co., Ltd.	5,400	164,450
Rowsley Ltd.*	222,000	30,435
Singapore Exchange Ltd.	30,800	162,302
SNS REAAL N.V.*^	2,857	–
Sofina S.A.	46	5,196
TMX Group Ltd.	425	14,985
Wendel S.A.	1,090	131,424
Wuestenrot & Wuerttembergische AG	1,177	20,751
Zenkoku Hosho Co., Ltd.	1,600	54,560
		8,293,836
Diversified Telecommunication Services – 2.3%
B Communications Ltd.	3,058	74,947
BCE, Inc.	7,547	326,026
Bezeq The Israeli Telecommunication Corp. Ltd.	43,777	94,290
BT Group PLC	196,983	1,414,625
Cable & Wireless Communications PLC	83,937	95,409
Chorus Ltd.*	155,408	299,149
Com Hem Holding AB	5,606	48,296
Deutsche Telekom AG (Registered)	71,607	1,345,107
Elisa Oyj	4,933	186,800
Hellenic Telecommunications Organization S.A.	4,754	44,480
HKT Trust & HKT Ltd.	87,400	104,766
Hutchison Telecommunications Hong Kong Holdings Ltd.	178,000	65,917
Iliad S.A.	943	199,326
Inmarsat PLC	17,200	261,652
Koninklijke KPN N.V.	96,739	356,921
M2 Group Ltd.	1,615	11,407
Manitoba Telecom Services, Inc.	700	15,371
Nippon Telegraph & Telephone Corp.	30,400	1,130,097
Orange S.A.	81,148	1,437,380
PCCW Ltd.	58,035	31,451

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	105

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
Proximus SADP	4,412	$153,595
Singapore Telecommunications Ltd.	182,300	518,068
Spark New Zealand Ltd.	32,757	74,469
Swisscom AG (Registered)	493	255,065
TalkTalk Telecom Group PLC	5,820	22,741
TDC A/S	21,516	113,297
Telecom Italia SpA*	290,669	407,460
Telecom Italia SpA (Retirement Savings Plan)	161,161	182,121
Telefonica Deutschland Holding AG	24,814	160,518
Telefonica S.A.	98,618	1,310,529
Telenor ASA	21,612	409,417
TeliaSonera AB	96,561	497,307
Telstra Corp. Ltd.	126,324	486,680
TELUS Corp.	5,414	180,584
TPG Telecom Ltd.	7,176	56,624
Vivendi S.A.	29,039	702,988
		13,074,880
Electric Utilities – 1.3%
Acciona S.A.	1,068	90,264
Alpiq Holding AG (Registered)*	506	53,590
AusNet Services	32,218	33,215
BKW AG	710	27,046
Cheung Kong Infrastructure Holdings Ltd.	19,000	176,882
Chubu Electric Power Co., Inc.	21,200	328,431
The Chugoku Electric Power Co., Inc.	10,006	152,070
CLP Holdings Ltd.	50,500	439,833
Contact Energy Ltd.	4,950	17,382
EDP—Energias de Portugal S.A.	82,419	306,637
Electricite de France S.A.	6,615	123,748
Elia System Operator S.A./N.V.	468	22,752
Emera, Inc.	2,000	65,487
Endesa S.A.	5,606	125,402
Enel SpA	249,179	1,154,972
Fortis, Inc.	6,529	188,881
Fortum Oyj	14,230	214,567

	Shares	Value
Electric Utilities – (continued)
HK Electric Investments & HK Electric Investments Ltd.(a)	61,500	$47,215
Hokkaido Electric Power Co., Inc.*	3,500	37,618
Hokuriku Electric Power Co.	2,700	40,542
Iberdrola S.A.	124,742	895,262
Infratil Ltd.	24,925	52,363
The Kansai Electric Power Co., Inc.*	25,400	327,932
Kyushu Electric Power Co., Inc.*	11,700	142,329
Mighty River Power Ltd.	31,509	59,693
The Okinawa Electric Power Co., Inc.	8,150	201,192
Power Assets Holdings Ltd.	41,000	409,201
Public Power Corp. S.A.	1,519	8,793
Red Electrica Corp. S.A.	2,648	234,594
Romande Energie Holding S.A. (Registered)	58	54,837
Shikoku Electric Power Co., Inc.	5,000	85,519
Spark Infrastructure Group	8,516	12,638
SSE PLC	33,421	781,973
Terna Rete Elettrica Nazionale SpA	38,564	197,151
Tohoku Electric Power Co., Inc.	14,400	203,814
Tokyo Electric Power Co., Inc.*	37,415	257,029
TrustPower Ltd.	2,903	15,321
Verbund AG	973	13,833
		7,600,008
Electrical Equipment – 1.0%
ABB Ltd. (Registered)*	47,705	903,044
Alstom S.A.*	6,919	226,694
Areva S.A.*	5,877	42,198
Daihen Corp.	65,000	325,875
Enerchina Holdings Ltd.*	1,889,823	115,826
Fuji Electric Co., Ltd.	24,000	107,993
Fujikura Ltd.	4,000	20,717
Furukawa Electric Co., Ltd.	14,000	25,755
Futaba Corp.	3,400	44,375
Gamesa Corp. Tecnologica S.A.	6,448	102,461
GS Yuasa Corp.	21,000	80,398
HellermannTyton Group PLC	19,048	139,411
Johnson Electric Holdings Ltd.	10,500	38,545
Legrand S.A.	6,000	330,997

See Accompanying Notes to the Financial Statements.

106	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – (continued)
Mabuchi Motor Co., Ltd.	2,000	$100,104
Mitsubishi Electric Corp.	56,000	589,352
Nidec Corp.	6,055	460,265
Nissin Electric Co., Ltd.	10,200	68,634
Nitto Kogyo Corp.	11,900	231,344
OSRAM Licht AG	1,816	107,343
Prysmian SpA	4,606	99,980
Sanyo Denki Co., Ltd.	18,786	115,199
Schneider Electric SE	14,342	872,626
Somfy S.A.	231	72,520
Ushio, Inc.	400	5,545
Vestas Wind Systems A/S	7,463	436,978
		5,664,179
Electronic Equipment, Instruments & Components – 1.4%
Ai Holdings Corp.	2,900	71,061
Alps Electric Co., Ltd.	5,700	179,018
Amano Corp.	2,600	34,085
Anritsu Corp.	57,400	376,721
Avigilon Corp.*	1,976	22,156
Axis Communications AB	3,695	148,393
Azbil Corp.	300	7,632
Barco N.V.	1,067	70,437
Canon Electronics, Inc.	4,600	78,944
Celestica, Inc.*	1,243	13,928
Citizen Holdings Co., Ltd.	3,800	29,033
CONEXIO Corp.	5,000	50,673
Cowell e Holdings, Inc.*	95,000	45,967
Electrocomponents PLC	40,523	128,359
Elematec Corp.	900	22,247
Enplas Corp.	2,400	88,900
Evertz Technologies Ltd.	300	3,607
FIH Mobile Ltd.	23,000	11,010
Halma PLC	13,788	162,581
Hamamatsu Photonics KK	3,400	87,342
Hexagon AB, Class B	8,306	290,335
Hirose Electric Co., Ltd.	945	115,585
Hitachi High-Technologies Corp.	1,000	27,139
Hitachi Ltd.	196,000	1,141,648
Horiba Ltd.	300	11,908
Ibiden Co., Ltd.	5,100	70,916
Ingenico Group S.A.	2,014	238,940

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Iriso Electronics Co., Ltd.	600	$26,600
Japan Aviation Electronics Industry Ltd.	2,044	36,705
Japan Display, Inc.*	12,700	40,202
Keyence Corp.	1,200	632,244
Kyocera Corp.	8,600	392,176
Laird PLC	11,144	58,328
Mitsumi Electric Co., Ltd.	4,900	29,926
Murata Manufacturing Co., Ltd.	5,500	790,988
Nichicon Corp.	24,700	199,974
Nippon Chemi-Con Corp.	53,000	123,853
Nippon Electric Glass Co., Ltd.	6,000	29,683
Nippon Signal Company Ltd.	24,100	251,834
Nohmi Bosai Ltd.	2,000	24,960
Oki Electric Industry Co., Ltd.	28,000	47,566
Omron Corp.	5,200	173,872
Oxford Instruments PLC	2,593	20,804
Premier Farnell PLC	141,264	218,168
Renishaw PLC	1,617	47,199
Ryosan Co., Ltd.	1,400	34,108
Shimadzu Corp.	7,000	109,923
Siix Corp.	5,914	167,606
Spectris PLC	4,072	104,834
Taiyo Yuden Co., Ltd.	2,500	35,529
TDK Corp.	3,200	206,041
Topcon Corp.	1,400	20,419
Truly International Holdings Ltd.	604,000	144,179
Venture Corp. Ltd.	16,000	94,481
VST Holdings Ltd.	291,028	85,618
Yaskawa Electric Corp.	5,500	65,950
Yokogawa Electric Corp.	8,000	90,093
		7,832,428
Energy Equipment & Services – 0.5%
Amec Forster Wheeler PLC	9,395	103,164
Bourbon S.A.	3,910	57,920
Calfrac Well Services Ltd.	23,049	40,695
Canadian Energy Services & Technology Corp.	13,327	57,552
Enerflex Ltd.	35,571	343,109
Ensign Energy Services, Inc.	5,392	33,876
Ezion Holdings Ltd.	17,280	8,637
Fred Olsen Energy ASA*	7,272	33,817

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	107

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Hilong Holding Ltd.	130,000	$27,677
Hunting PLC	57,381	318,852
Japan Drilling Co., Ltd.	100	2,192
John Wood Group PLC	11,141	102,721
Mullen Group Ltd.	7,844	104,679
Newalta Corp.	1,663	9,482
Pacc Offshore Services Holdings Ltd.	61,000	14,156
Pason Systems, Inc.	3,018	44,381
Petrofac Ltd.	6,676	86,917
Petroleum Geo-Services ASA	9,823	41,071
Precision Drilling Corp.	5,828	23,163
Prosafe SE	105,881	294,051
Saipem SpA*	7,335	69,237
SBM Offshore N.V.*	7,038	96,909
Schoeller-Bleckmann Oilfield Equipment AG	202	12,195
Seadrill Ltd.*	10,883	70,413
Secure Energy Services, Inc.	4,100	27,232
ShawCor Ltd.	2,274	48,231
Subsea 7 S.A.*	11,753	92,018
Technip S.A.	3,376	177,160
Tecnicas Reunidas S.A.	1,516	67,941
Tenaris S.A.	13,868	174,946
TGS Nopec Geophysical Co. ASA	2,456	48,616
Transocean Ltd.	9,100	144,053
Trican Well Service Ltd.	68,239	45,376
WorleyParsons Ltd.	6,440	29,957
		2,852,396
Food & Staples Retailing – 1.8%
Aeon Co., Ltd.	21,013	313,258
Ain Holdings, Inc.	1,400	66,824
Alimentation Couche-Tard, Inc., Class B	10,292	442,485
Arcs Co., Ltd.	2,918	59,194
Axfood AB	352	6,388
Belc Co., Ltd.	3,100	116,370
Booker Group PLC	21,140	60,759
Carrefour S.A.	18,067	592,145
Casino Guichard Perrachon S.A.	1,519	87,825

	Shares	Value
Food & Staples Retailing – (continued)
Cocokara fine, Inc.	9,400	$375,455
Colruyt S.A.	509	25,322
Cosmos Pharmaceutical Corp.	100	12,538
Create SD Holdings Co., Ltd.	2,300	136,085
Dairy Farm International Holdings Ltd.	4,500	29,655
Delhaize Group	3,010	280,663
Distribuidora Internacional de Alimentacion S.A.*	25,386	162,311
Empire Co., Ltd., Class A	2,403	50,306
FamilyMart Co., Ltd.	1,800	74,058
George Weston Ltd.	2,110	177,593
Greggs PLC	5,212	95,627
Heiwado Co., Ltd.	6,100	137,948
ICA Gruppen AB	1,371	49,118
Inageya Co., Ltd.	6,098	61,650
J Sainsbury PLC	42,048	172,997
The Jean Coutu Group PJC, Inc., Class A	254	3,869
Jeronimo Martins SGPS S.A.	4,674	66,011
Kato Sangyo Co., Ltd.	10,600	259,916
Kesko Oyj, Class A	1,178	36,514
Kesko Oyj, Class B	802	25,727
Koninklijke Ahold N.V.	24,012	491,240
Kusuri No Aoki Co., Ltd.	1,600	76,768
Lawson, Inc.	2,300	171,345
Life Corp.	1,900	47,943
Loblaw Cos. Ltd.	7,459	392,804
MARR SpA	2,713	55,533
Matsumotokiyoshi Holdings Co., Ltd.	500	21,587
Metcash Ltd.	376,917	320,005
METRO AG	5,460	169,060
Metro, Inc.	6,768	193,416
Mitsubishi Shokuhin Co., Ltd.	6,900	176,681
The North West Co., Inc.	5,501	121,931
Rallye S.A.	6,840	127,278
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	375	17,641
San-A Co., Ltd.	2,300	98,347
Seven & i Holdings Co., Ltd.	19,900	908,796
Shufersal Ltd.*	3,578	10,264

See Accompanying Notes to the Financial Statements.

108	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
Sligro Food Group N.V.	1,953	$72,164
Sonae SGPS S.A.*	18,183	21,853
Sugi Holdings Co., Ltd.	1,300	63,667
Sundrug Co., Ltd.	1,100	58,521
Tesco PLC*	286,123	809,981
Tsuruha Holdings, Inc.	1,600	127,549
UNY Group Holdings Co., Ltd.	3,900	21,718
Valor Holdings Co., Ltd.	21,900	515,038
Welcia Holdings Co., Ltd.	900	44,674
Wesfarmers Ltd.	23,258	653,947
Wm Morrison Supermarkets PLC	50,522	131,474
Woolworths Ltd.	25,244	434,229
Yaoko Co., Ltd.	1,800	73,014
		10,407,079
Food Products – 2.9%
AAK AB	442	32,040
Agrana Beteiligungs AG	349	31,802
Ajinomoto Co., Inc.	14,000	314,050
Ariake Japan Co., Ltd.	800	36,528
Aryzta AG*	3,234	146,321
Associated British Foods PLC	10,645	568,007
Austevoll Seafood ASA	34,407	212,457
Australian Agricultural Co., Ltd.*	12,274	13,223
Bakkafrost P/F	15,180	489,747
Barry Callebaut AG (Registered)*	38	45,758
Bell AG (Registered)	45	123,987
Bumitama Agri Ltd.	52,000	29,889
C.P. Pokphand Co., Ltd.	317,384	38,086
Calbee, Inc.	3,200	116,942
Chocoladefabriken Lindt & Spruengli AG*	17	104,078
Chocoladefabriken Lindt & Spruengli AG (Registered)*	4	297,540
Cloetta AB, Class B*	21,532	64,665
Dairy Crest Group PLC	51,367	510,893
Danone S.A.	13,184	923,485
Del Monte Pacific Ltd.*	61,213	13,112
Dydo Drinco, Inc.	100	4,284
Ebro Foods S.A.	6,654	126,867
Ezaki Glico Co., Ltd.	500	24,031

	Shares	Value
Food Products – (continued)
First Resources Ltd.	18,000	$24,163
Fuji Oil Holdings, Inc.	26,100	370,277
Fujicco Co., Ltd.	2,000	40,124
Glanbia PLC	2,208	43,025
Golden Agri-Resources Ltd.	333,000	92,731
Greencore Group PLC	19,256	89,812
Hokuto Corp.	3,200	62,740
House Foods Group, Inc.	2,400	41,685
Indofood Agri Resources Ltd.	77,000	31,339
Itoham Foods, Inc.	13,132	67,360
J-Oil Mills, Inc.	20,000	58,007
Kagome Co., Ltd.	500	8,531
Kameda Seika Co., Ltd.	200	7,798
Kerry Group PLC, Class A	2,765	225,870
Kewpie Corp.	1,000	22,987
Kikkoman Corp.	4,000	126,455
KWS Saat SE	116	37,699
Leroy Seafood Group ASA	1,715	60,397
Maple Leaf Foods, Inc.	300	4,767
Marine Harvest ASA*	11,353	152,817
Maruha Nichiro Corp.	4,400	66,360
Megmilk Snow Brand Co., Ltd.	19,814	414,259
MEIJI Holdings Co., Ltd.	2,800	222,515
Mitsui Sugar Co., Ltd.	20,000	80,713
Morinaga & Co., Ltd.	32,000	164,143
Morinaga Milk Industry Co., Ltd.	99,000	451,212
Nestle S.A. (Registered)	77,503	5,943,928
NH Foods Ltd.	4,000	83,895
Nichirei Corp.	7,000	45,884
Nippon Flour Mills Co., Ltd.	75,000	467,993
Nippon Suisan Kaisha Ltd.	118,700	400,339
The Nisshin Oillio Group Ltd.	7,000	26,103
Nisshin Seifun Group, Inc.	7,090	109,163
Nissin Foods Holdings Co., Ltd.	900	41,840
Origin Enterprises PLC	5,998	45,253
Orkla ASA	23,667	202,078
Osem Investments Ltd.	1,461	28,272
Petra Foods Ltd.	5,000	8,640
Prima Meat Packers Ltd.	68,000	191,025
Raisio Oyj, Class V	10,844	51,389
Riken Vitamin Co., Ltd.	800	26,087
S Foods, Inc.	4,700	82,063
Sakata Seed Corp.	2,800	59,631

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	109

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Salmar ASA	2,788	$45,798
Saputo, Inc.	7,938	189,175
Schouw & Co.	5,016	263,758
Showa Sangyo Co., Ltd.	13,000	49,016
Suedzucker AG	1,589	29,822
SunOpta, Inc.*	3,508	18,849
Super Group Ltd.	12,000	7,711
Tate & Lyle PLC	9,708	89,583
Toyo Suisan Kaisha Ltd.	2,800	103,949
Vilmorin & Cie S.A.	38	2,691
Viscofan S.A.	113	6,633
Vitasoy International Holdings Ltd.	78,000	130,032
WH Group Ltd.*(a)	303,500	168,000
Wilmar International Ltd.	54,200	121,132
Yakult Honsha Co., Ltd.	2,700	144,089
Yamazaki Baking Co., Ltd.	1,000	19,416
		16,438,815
Gas Utilities – 0.5%
APA Group	40,453	265,523
Enagas S.A.	4,557	138,709
Gas Natural SDG S.A.	9,411	204,902
Hong Kong & China Gas Co., Ltd.	180,696	366,983
Osaka Gas Co., Ltd.	64,000	253,613
Rubis S.C.A.	616	49,667
Saibu Gas Co., Ltd.	33,000	74,382
Shizuoka Gas Co., Ltd.	16,900	114,417
Snam SpA	57,195	297,580
Superior Plus Corp.	47,247	385,675
Toho Gas Co., Ltd.	8,000	49,323
Tokyo Gas Co., Ltd.	67,000	334,015
		2,534,789
Health Care Equipment & Supplies – 0.8%
Ansell Ltd.	1,947	27,948
Asahi Intecc Co., Ltd.	2,800	109,053
BioMerieux	852	99,481
Biosensors International Group Ltd.*^	95,300	46,272
Carl Zeiss Meditec AG	2,388	70,300

	Shares	Value
Health Care Equipment & Supplies – (continued)
Cochlear Ltd.	785	$49,817
Coloplast A/S, Class B	3,601	259,546
DiaSorin SpA	2,388	107,468
Draegerwerk AG & Co. KGaA	787	50,666
Draegerwerk AG & Co. KGaA (Preference)	178	12,893
Elekta AB, Class B	13,489	104,929
Essilor International S.A.	4,185	552,906
Fisher & Paykel Healthcare Corp. Ltd.	7,536	39,669
Fukuda Denshi Co., Ltd.	2,863	139,977
Getinge AB, Class B	4,302	108,374
GN Store Nord A/S	2,532	46,393
Hogy Medical Co., Ltd.	700	33,760
Hoya Corp.	12,200	508,422
LivaNova PLC*	1	46
Mani, Inc.	2,400	43,933
Nagaileben Co., Ltd.	500	8,560
Nakanishi, Inc.	1,700	58,111
Nihon Kohden Corp.	1,200	23,538
Nikkiso Co., Ltd.	3,000	24,363
Nipro Corp.	800	9,029
Olympus Corp.	6,000	204,102
Paramount Bed Holdings Co., Ltd.	5,700	183,741
Sartorius AG	480	109,122
Sartorius Stedim Biotech	198	70,286
Smith & Nephew PLC	27,933	478,851
Sonova Holding AG (Registered)	1,326	181,598
Straumann Holding AG (Registered)	189	53,685
Sysmex Corp.	5,200	300,344
Terumo Corp.	9,800	293,168
William Demant Holding A/S*	324	28,267
		4,438,618
Health Care Providers & Services – 0.7%
Al Noor Hospitals Group PLC	2,464	44,752
Alfresa Holdings Corp.	4,100	79,265
Amplifon SpA	3,837	29,988
As One Corp.	2,700	96,209
BML, Inc.	200	5,925

See Accompanying Notes to the Financial Statements.

110	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Chartwell Retirement Residences	26,967	$260,735
EBOS Group Ltd.	33,339	307,905
Fagron	2,140	52,822
Fresenius Medical Care AG & Co. KGaA	4,886	441,987
Fresenius SE & Co. KGaA	9,071	668,854
Japara Healthcare Ltd.	25,050	55,403
Korian S.A.	3,214	122,150
Medipal Holdings Corp.	3,600	63,364
Message Co., Ltd.	700	17,332
Metlifecare Ltd.	2,748	8,292
Miraca Holdings, Inc.	1,200	53,797
Nichii Gakkan Co.	3,600	24,970
Orpea	1,116	89,994
Primary Health Care Ltd.	22,487	59,521
Raffles Medical Group Ltd.	7,187	22,066
Ramsay Health Care Ltd.	3,432	151,835
Religare Health Trust	100,900	71,685
RHOEN-KLINIKUM AG	3,808	114,165
Ryman Healthcare Ltd.	3,931	20,985
Ship Healthcare Holdings, Inc.	18,000	439,130
Sonic Healthcare Ltd.	13,918	191,446
Summerset Group Holdings Ltd.	11,084	29,473
Suzuken Co., Ltd.	1,980	76,378
Toho Holdings Co., Ltd.	4,200	93,728
Tokai Corp./Gifu	7,200	231,796
Town Health International Medical Group Ltd.	286,000	59,413
UDG Healthcare PLC	6,494	47,659
		4,033,024
Health Care Technology – 0.0%†
M3, Inc.	2,800	54,689
Hotels, Restaurants & Leisure – 1.6%
Accor S.A.	4,107	205,245
Accordia Golf Co., Ltd.	7,100	64,661
Accordia Golf Trust	153,200	70,009
Ainsworth Game Technology Ltd.	3,266	7,410
Amaya, Inc.*	3,644	81,383
Ardent Leisure Group	172,660	343,684

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Aristocrat Leisure Ltd.	7,483	$49,757
Atom Corp.	4,200	22,797
Autogrill SpA*	6,590	61,659
Betfair Group PLC	1,410	70,271
Bwin Party Digital Entertainment PLC	14,855	25,672
Cafe de Coral Holdings Ltd.	6,000	20,322
Carnival PLC	7,253	405,159
Colowide Co., Ltd.	3,500	47,682
Compass Group PLC	35,801	618,707
Crown Resorts Ltd.	10,577	86,479
Domino’s Pizza Enterprises Ltd.	2,058	68,642
Domino’s Pizza Group PLC	8,780	147,938
Doutor Nichires Holdings Co., Ltd.	2,700	39,468
Echo Entertainment Group Ltd.	18,462	67,308
Enterprise Inns PLC*	201,991	335,352
Euro Disney S.C.A. (Registered)*	71,968	99,374
Flight Centre Travel Group Ltd.	659	17,843
Fuji Kyuko Co., Ltd.	5,000	47,773
Fujita Kanko, Inc.	2,000	7,756
Galaxy Entertainment Group Ltd.	60,000	206,320
Genting Singapore PLC	144,000	83,799
Great Canadian Gaming Corp.*	4,004	55,239
Greene King PLC	13,270	164,671
GuocoLeisure Ltd.	13,000	8,308
HIS Co., Ltd.	800	27,114
The Hongkong & Shanghai Hotels Ltd.	26,157	29,768
Ichibanya Co., Ltd.	500	22,250
Imperial Hotel Ltd.	100	2,064
InterContinental Hotels Group PLC	6,286	252,508
The Intertain Group Ltd.*	25,138	281,478
J D Wetherspoon PLC	286	3,421
Kappa Create Co., Ltd.*	6,700	66,403
Kingston Financial Group Ltd.*	142,000	56,433
Kyoritsu Maintenance Co., Ltd.	900	62,200
Ladbrokes PLC	377,370	615,448
Macau Legend Development Ltd.*	60,000	8,593
Mandarin Oriental International Ltd.	30,000	45,900

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	111

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Marston’s PLC	214,094	$534,325
McDonald’s Holdings Co. Japan Ltd.	800	18,953
Melco International Development Ltd.	21,000	32,678
Merlin Entertainments PLC(a)	30,597	196,010
MGM China Holdings Ltd.	35,600	52,182
Millennium & Copthorne Hotels PLC	4,198	31,231
Mitchells & Butlers PLC*	6,290	34,457
MOS Food Services, Inc.	2,100	45,646
NagaCorp Ltd.	506,000	359,092
Ohsho Food Service Corp.	1,504	50,351
OPAP S.A.	8,569	76,199
Oriental Land Co., Ltd.	6,000	367,035
OUE Ltd.	21,000	26,840
Paddy Power PLC	645	74,955
Plenus Co., Ltd.	1,000	15,529
Rank Group PLC	1,756	7,520
Regal Hotels International Holdings Ltd.	52,000	26,906
Resorttrust, Inc.	600	15,513
Restaurant Brands International, Inc.*	3,458	138,706
Restaurant Brands International, Inc.	3,380	135,577
The Restaurant Group PLC	115	1,273
Rezidor Hotel Group AB	3,130	13,381
Round One Corp.	14,866	67,508
Royal Holdings Co., Ltd.	1,600	28,228
Saizeriya Co., Ltd.	1,300	29,614
Sands China Ltd.	64,000	232,462
Shangri-La Asia Ltd.	32,000	29,398
SJM Holdings Ltd.	64,672	53,990
SKYCITY Entertainment Group Ltd.	17,627	47,825
Sodexo S.A.	1,381	123,522
SSP Group PLC	18,173	84,564
St. Marc Holdings Co., Ltd.	1,400	41,823
Tabcorp Holdings Ltd.	33,717	113,541
Tatts Group Ltd.	37,968	107,270
Thomas Cook Group PLC*	37,027	70,280

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Tokyo Dome Corp.	13,000	$60,758
Tokyotokeiba Co., Ltd.	9,000	21,255
Toridoll.corp	1,600	20,392
TUI AG	12,272	229,101
Whitbread PLC	4,524	346,968
William Hill PLC	21,932	107,407
Wynn Macau Ltd.	44,400	61,414
Yoshinoya Holdings Co., Ltd.	4,900	60,542
Zensho Holdings Co., Ltd.	3,600	34,039
		9,230,528
Household Durables – 1.5%
Alpine Electronics, Inc.	3,600	47,851
Barratt Developments PLC	26,273	248,528
Bellway PLC	5,711	228,969
Berkeley Group Holdings PLC	3,493	178,992
Bovis Homes Group PLC	51,244	811,198
Casio Computer Co., Ltd.	4,500	85,469
Chofu Seisakusho Co., Ltd.	200	4,180
Clarion Co., Ltd.	13,000	44,815
Crest Nicholson Holdings PLC	97,620	820,158
De’ Longhi SpA	2,341	57,616
DFS Furniture PLC*	42,593	212,471
Dorel Industries, Inc., Class B	7,598	193,093
Electrolux AB	5,882	174,570
Fiskars Oyj Abp	2,910	60,433
Forbo Holding AG (Registered)*	80	91,301
Foster Electric Co., Ltd.	10,037	249,937
Fujitsu General Ltd.	4,000	50,648
Haseko Corp.	8,200	84,327
Husqvarna AB, Class A	8,933	58,863
Husqvarna AB, Class B	6,333	42,029
Iida Group Holdings Co., Ltd.	5,800	109,680
JM AB	3,818	108,727
Man Wah Holdings Ltd.	14,800	16,958
Nikon Corp.	10,200	132,873
Nobia AB	7,206	88,940
PanaHome Corp.	22,000	157,696
Panasonic Corp.	54,100	643,327
Persimmon PLC*	8,181	251,937
Pioneer Corp.*	15,600	42,272
Pressance Corp.	2,200	88,510
Redrow PLC	86,322	618,718

See Accompanying Notes to the Financial Statements.

112	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
Rinnai Corp.	400	$31,920
Sangetsu Co., Ltd.	7,156	114,923
SEB S.A.	1,530	156,302
Sekisui Chemical Co., Ltd.	9,000	107,098
Sekisui House Ltd.	18,100	303,654
Sharp Corp.*	46,000	50,698
Sony Corp.	29,400	847,831
Starts Corp., Inc.	12,500	197,017
Sumitomo Forestry Co., Ltd.	500	6,029
Takamatsu Construction Group Co., Ltd.	2,600	54,338
Tamron Co., Ltd.	4,800	96,616
Taylor Wimpey PLC	118,173	361,363
Techtronic Industries Co., Ltd.	43,000	157,850
Token Corp.	2,710	216,036
TomTom N.V.*	5,274	57,630
		8,764,391
Household Products – 0.6%
Earth Chemical Co., Ltd.	2,600	103,095
Henkel AG & Co. KGaA	3,267	356,198
Henkel AG & Co. KGaA	3,528	327,404
Lion Corp.	5,000	48,519
Pigeon Corp.	2,400	67,918
PZ Cussons PLC	18,809	87,436
Reckitt Benckiser Group PLC	14,949	1,464,654
Svenska Cellulosa AB S.C.A., Class A	3,160	93,896
Svenska Cellulosa AB S.C.A., Class B	15,264	453,015
Unicharm Corp.	10,600	227,943
		3,230,078
Independent Power and Renewable Electricity Producers – 0.1%
Algonquin Power & Utilities Corp.	6,486	50,020
Capital Power Corp.	4,687	67,313
Drax Group PLC	7,311	29,425
EDP Renovaveis S.A.	11,312	82,635
Electric Power Development Co., Ltd.	3,800	126,115
Enel Green Power SpA	27,902	59,332

	Shares	Value
Independent Power and Renewable Electricity Producers – (continued)
Energy World Corp. Ltd.*	63,841	$11,387
Innergex Renewable Energy, Inc.	14,802	119,697
Northland Power, Inc.	180	2,325
TransAlta Corp.	11,427	53,277
TransAlta Renewables, Inc.	4,100	31,650
		633,176
Industrial Conglomerates – 1.2%
CIR-Compagnie Industriali Riunite SpA*	40,226	44,658
CK Hutchison Holdings Ltd.	59,856	822,527
Daetwyler Holding AG	334	46,995
DCC PLC	2,418	194,373
Gallant Venture Ltd.*	142,000	23,320
Hopewell Holdings Ltd.	8,000	28,954
Jardine Matheson Holdings Ltd.	11,600	633,244
Jardine Strategic Holdings Ltd.	5,800	174,986
Keihan Electric Railway Co., Ltd.	10,000	71,349
Keppel Corp. Ltd.	39,300	198,675
Koninklijke Philips N.V.	18,003	489,022
Nisshinbo Holdings, Inc.	2,000	27,330
NWS Holdings Ltd.	32,042	48,372
Rheinmetall AG	15,885	1,004,762
Seibu Holdings, Inc.	2,500	50,984
Sembcorp Industries Ltd.	20,600	52,658
Shun Tak Holdings Ltd.	836,000	334,396
Siemens AG (Registered)	19,863	2,007,662
Smiths Group PLC	10,243	152,182
TOKAI Holdings Corp.	2,995	12,757
Toshiba Corp.*	172,000	489,026
		6,908,232
Insurance – 5.5%
Admiral Group PLC	6,965	173,506
Aegon N.V.	56,671	350,819
Ageas	6,204	275,398
AIA Group Ltd.	306,400	1,802,795
Allianz SE (Registered)	16,549	2,913,054
Amlin PLC	7,823	79,619
AMP Ltd.	93,158	380,836
Assicurazioni Generali SpA	48,611	925,756
Aviva PLC	142,901	1,072,584

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	113

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
AXA S.A.	70,955	$1,906,604
Baloise Holding AG (Registered)	1,667	200,733
Beazley PLC	205,114	1,151,805
Clal Insurance Enterprises Holdings Ltd.*	11,858	180,801
CNP Assurances	8,491	121,841
The Dai-ichi Life Insurance Co., Ltd.	39,200	687,035
Delta Lloyd N.V.	8,467	67,155
Direct Line Insurance Group PLC	47,259	287,860
esure Group PLC	114,091	466,936
Euler Hermes Group	329	30,982
Fairfax Financial Holdings Ltd.	650	319,905
Gjensidige Forsikring ASA	5,777	88,207
Great-West Lifeco, Inc.	7,646	202,553
Grupo Catalana Occidente S.A.	2,102	65,665
Hannover Rueck SE	1,374	159,671
Harel Insurance Investments & Financial Services Ltd.	62,106	262,906
Helvetia Holding AG (Registered)	221	116,021
Hiscox Ltd.	12,474	186,387
IDI Insurance Co., Ltd.	1,085	54,357
Industrial Alliance Insurance & Financial Services, Inc.	2,726	89,384
Insurance Australia Group Ltd.	70,539	282,329
Intact Financial Corp.	4,607	328,848
Jardine Lloyd Thompson Group PLC	258	3,775
Just Retirement Group PLC	62,177	159,019
Lancashire Holdings Ltd.	79,787	877,964
Legal & General Group PLC	191,641	774,259
Manulife Financial Corp.	71,101	1,178,178
Mapfre S.A.	43,911	131,210
Medibank Pvt Ltd.	73,189	123,231
Mediolanum SpA	2,092	17,136
Menorah Mivtachim Holdings Ltd.	4,176	36,577
MS&AD Insurance Group Holdings, Inc.	18,200	541,739
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,146	1,031,742

	Shares	Value
Insurance – (continued)
nib holdings Ltd.	22,426	$57,759
NN Group N.V.	5,828	183,931
Old Mutual PLC	151,856	497,900
Phoenix Group Holdings	11,374	150,277
The Phoenix Holdings Ltd.*	7,846	20,680
Power Corp. of Canada	11,418	256,487
Power Financial Corp.	5,882	145,437
Prudential PLC	60,222	1,412,774
QBE Insurance Group Ltd.	33,339	315,161
RSA Insurance Group PLC	33,763	219,472
Sampo Oyj, Class A	13,576	667,055
SCOR SE	5,146	192,535
Societa Cattolica di Assicurazioni Scarl	57,967	456,237
Sompo Japan Nipponkoa Holdings, Inc.	15,400	488,512
Sony Financial Holdings, Inc.	3,000	54,295
St. James’s Place PLC	17,133	255,209
Standard Life PLC	35,904	233,390
Steadfast Group Ltd.	68,751	73,576
Storebrand ASA*	4,565	16,039
Sun Life Financial, Inc.	22,052	743,297
Suncorp Group Ltd.	39,642	370,785
Swiss Life Holding AG (Registered)*	836	200,233
Swiss Re AG	13,036	1,215,327
T&D Holdings, Inc.	24,600	326,573
Talanx AG	2,161	69,633
Tokio Marine Holdings, Inc.	26,200	1,018,690
Topdanmark A/S*	378	10,112
Tryg A/S	364	6,578
Unipol Gruppo Finanziario SpA	5,898	27,625
UnipolSai SpA	44,982	109,118
UNIQA Insurance Group AG	873	8,150
Vaudoise Assurances Holding S.A.	419	217,629
Vienna Insurance Group AG Wiener Versicherung Gruppe	580	18,657
Zurich Insurance Group AG*	5,390	1,428,767
		31,575,082
Internet & Catalog Retail – 0.2%
AO World PLC*	20,713	50,671
ASKUL Corp.	1,400	51,742

See Accompanying Notes to the Financial Statements.

114	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet & Catalog Retail – (continued)
ASOS PLC*	1,589	$80,027
Belluna Co., Ltd.	9,900	56,853
Home Retail Group PLC	324,850	563,407
N Brown Group PLC	17,231	99,767
Ocado Group PLC*	8,653	50,354
Rakuten, Inc.	20,100	281,075
Start Today Co., Ltd.	600	20,261
Trade Me Group Ltd.	106	263
Yoox Net-A-Porter Group SpA*	1,063	36,225
Zalando SE*(a)	1,490	52,431
		1,343,076
Internet Software & Services – 0.3%
carsales.com Ltd.	3,812	26,653
COOKPAD, Inc.	5,400	103,816
DeNa Co., Ltd.	4,000	64,703
F@N Communications, Inc.	2,200	15,843
GMO internet, Inc.	7,600	108,513
Gree, Inc.	2,000	10,176
Gurunavi, Inc.	1,800	33,054
Infomart Corp.	4,900	46,533
Internet Initiative Japan, Inc.	4,400	82,914
Just Eat PLC*	12,483	82,127
Kakaku.com, Inc.	4,900	92,336
Mixi, Inc.	1,200	46,140
Moneysupermarket.com Group PLC	22,607	116,683
NetEnt AB*	2,049	117,280
Opera Software ASA	2,978	18,670
SMS Co., Ltd.	3,900	65,315
SUNeVision Holdings Ltd.	365,000	123,392
Telecity Group PLC	3,110	56,436
United Internet AG (Registered)	3,431	179,099
Yahoo Japan Corp.	33,100	141,260
Zoopla Property Group PLC(a)	13,398	50,219
		1,581,162
IT Services – 0.8%
Altran Technologies S.A.	7,420	93,030
Amadeus IT Holding S.A., Class A	11,235	481,040
Atea ASA*	28,430	265,425

	Shares	Value
IT Services – (continued)
Atos SE	1,885	$151,068
Bechtle AG	1,394	129,350
Cap Gemini S.A.	3,297	295,114
CGI Group, Inc., Class A*	6,274	232,910
Computacenter PLC	25,977	303,499
Computershare Ltd.	14,801	114,151
DH Corp.	2,110	56,929
Digital Garage, Inc.	1,900	29,884
DTS Corp.	3,900	92,689
Formula Systems 1985 Ltd.	1,899	55,805
Fujitsu Ltd.	58,000	276,458
IRESS Ltd.	6,581	44,088
IT Holdings Corp.	2,300	57,274
Itochu Techno-Solutions Corp.	1,200	26,451
NEC Networks & System Integration Corp.	9,400	177,056
NET One Systems Co., Ltd.	8,000	49,522
Nihon Unisys Ltd.	20,100	222,528
Nomura Research Institute Ltd.	1,650	67,955
NS Solutions Corp.	1,500	73,710
NTT Data Corp.	4,900	245,660
Obic Co., Ltd.	2,100	111,722
Optimal Payments PLC*	10,625	49,884
Otsuka Corp.	900	43,779
Quindell PLC*	179,948	284,165
SCSK Corp.	400	15,430
Sopra Steria Group	5,033	575,429
Tieto Oyj	219	5,644
TKC Corp.	1,800	42,720
Transcosmos, Inc.	2,100	58,993
Wirecard AG	997	51,768
		4,781,130
Leisure Products – 0.2%
Amer Sports Oyj	1,390	39,185
Bandai Namco Holdings, Inc.	6,100	150,889
BRP, Inc.*	764	13,746
Fields Corp.	2,200	33,235
Haier Healthwise Holdings Ltd.*	358,000	24,020
Heiwa Corp.	6,150	114,056
Mizuno Corp.	4,000	19,722
Sankyo Co., Ltd.	900	34,904
Sega Sammy Holdings, Inc.	5,800	61,472

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	115

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Leisure Products – (continued)
Shimano, Inc.	1,900	$301,985
Tomy Co., Ltd.	3,700	18,734
Universal Entertainment Corp.	3,200	58,338
Yamaha Corp.	4,600	115,310
		985,596
Life Sciences Tools & Services – 0.1%
Gerresheimer AG	2,892	226,724
Lonza Group AG (Registered)*	2,114	311,390
MorphoSys AG*	284	17,653
QIAGEN N.V.*	4,900	118,433
		674,200
Machinery – 2.5%
Aalberts Industries N.V.	6,277	205,000
Aida Engineering Ltd.	9,500	91,320
Alfa Laval AB	10,389	183,898
Amada Holdings Co., Ltd.	8,000	71,796
ANDRITZ AG	2,764	139,839
Asahi Diamond Industrial Co., Ltd.	2,500	26,621
Atlas Copco AB, Class A	11,207	294,332
Atlas Copco AB, Class B	11,760	286,696
ATS Automation Tooling Systems, Inc.*	5,484	57,718
Bodycote PLC	15,730	125,111
Bucher Industries AG (Registered)	590	134,789
Burckhardt Compression Holding AG	141	49,348
Cargotec Oyj, Class B	613	21,953
CKD Corp.	26,500	243,315
Construcciones y Auxiliar de Ferrocarriles S.A.	639	179,221
COSCO Corp. Singapore Ltd.^	202,000	54,088
Daifuku Co., Ltd.	4,800	71,717
Danieli & C Officine Meccaniche SpA	3,394	72,959
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	10,893	165,573
DMG Mori AG	1,007	40,163

	Shares	Value
Machinery – (continued)
DMG Mori Co., Ltd.	2,000	$28,838
Duerr AG	190	15,903
Ebara Corp.	6,000	26,203
FANUC Corp.	4,900	875,239
Fincantieri SpA*	92,583	51,064
Fuji Machine Manufacturing Co., Ltd.	8,800	87,216
Fujitec Co., Ltd.	3,000	32,641
Furukawa Co., Ltd.	18,000	42,809
GEA Group AG	4,461	179,694
Georg Fischer AG (Registered)	156	96,219
Glory Ltd.	2,000	50,963
Harmonic Drive Systems, Inc.	1,500	25,681
Hino Motors Ltd.	5,000	57,676
Hitachi Construction Machinery Co., Ltd.	5,100	79,538
Hitachi Koki Co., Ltd.	600	4,400
Hitachi Zosen Corp.	8,000	44,085
Hoshizaki Electric Co., Ltd.	1,300	94,908
IHI Corp.	49,000	139,681
IMI PLC	2,363	34,779
Industria Macchine Automatiche SpA	1,057	54,901
Interpump Group SpA	5,865	86,816
Iseki & Co., Ltd.	13,000	21,545
The Japan Steel Works Ltd.	3,000	11,237
JTEKT Corp.	4,600	80,126
Kawasaki Heavy Industries Ltd.	49,000	198,558
KION Group AG*	355	16,082
Kitz Corp.	47,000	218,106
Komatsu Ltd.	35,900	595,582
Komori Corp.	24,000	286,986
Kone Oyj, Class B	8,920	382,906
Konecranes Oyj	2,579	69,484
Krones AG	627	75,772
Kubota Corp.	28,087	440,129
KUKA AG	799	67,864
Kurita Water Industries Ltd.	3,400	77,284
Makita Corp.	3,300	182,399
MAN SE	1,423	149,081
MAN SE	183	18,800
Max Co., Ltd.	1,000	10,168
Meidensha Corp.	95,000	336,151

See Accompanying Notes to the Financial Statements.

116	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Melrose Industries PLC	15,130	$62,202
METAWATER Co., Ltd.	2,200	48,166
Metka S.A.	8,753	84,410
Metso Oyj	3,481	85,635
Minebea Co., Ltd.	6,000	66,924
Mitsubishi Heavy Industries Ltd.	85,119	433,160
Mitsui Engineering & Shipbuilding Co., Ltd.	7,000	10,847
Miura Co., Ltd.	3,300	39,679
Nabtesco Corp.	2,300	46,543
Nachi-Fujikoshi Corp.	9,000	40,721
Namura Shipbuilding Co., Ltd.	27,239	241,071
NGK Insulators Ltd.	8,000	174,750
Nitta Corp.	900	24,686
NKT Holding A/S	8,975	490,812
NSK Ltd.	10,800	129,054
NTN Corp.	9,000	45,270
Obara Group, Inc.	1,400	59,051
OC Oerlikon Corp. AG (Registered)*	11,695	112,590
Oiles Corp.	1,020	16,313
OKUMA Corp.	12,000	97,154
OSG Corp.	1,500	28,477
Palfinger AG	794	22,436
Rational AG	283	112,870
Rotork PLC	10,820	31,315
Ryobi Ltd.	44,000	163,712
Sandvik AB	27,897	262,511
Schindler Holding AG	1,472	239,821
Schindler Holding AG (Registered)	989	161,330
Sembcorp Marine Ltd.	29,000	48,454
Semperit AG Holding	2,919	101,571
Shima Seiki Manufacturing Ltd.	900	13,544
Shinmaywa Industries Ltd.	11,000	121,235
SKF AB, Class A	1,368	24,247
SKF AB, Class B	9,249	163,827
SMC Corp.	1,400	363,588
Spirax-Sarco Engineering PLC	2,056	96,560
Star Micronics Co., Ltd.	5,200	71,229
Sulzer AG (Registered)	242	24,525
Sumitomo Heavy Industries Ltd.	8,000	36,462

	Shares	Value
Machinery – (continued)
Tadano Ltd.	1,000	$12,049
Takeuchi Manufacturing Co., Ltd.	5,100	97,372
Takuma Co., Ltd.	26,181	207,843
THK Co., Ltd.	2,500	47,587
Toshiba Machine Co., Ltd.	67,245	233,484
Trelleborg AB, Class B	5,977	101,647
Tsubakimoto Chain Co.	9,000	66,451
Union Tool Co.	500	12,397
Vallourec S.A.	3,898	43,490
Vesuvius PLC	87,977	485,470
Volvo AB, Class A	1,011	10,579
Volvo AB, Class B	41,322	431,910
Wartsila Oyj Abp	5,147	220,944
The Weir Group PLC	6,714	110,638
Yangzijiang Shipbuilding Holdings Ltd.	19,000	16,958
Zardoya Otis S.A.	6,887	85,207
		14,443,749
Marine – 0.4%
AP Moeller – Maersk A/S, Class A	100	143,900
AP Moeller – Maersk A/S, Class B	238	352,530
D/S Norden A/S*	10,822	216,722
Dfds A/S	11,910	363,411
Iino Kaiun Kaisha Ltd.	4,300	19,598
Kawasaki Kisen Kaisha Ltd.	12,000	27,147
Kuehne + Nagel International AG (Registered)	1,326	184,423
Mitsui OSK Lines Ltd.	37,000	99,648
Neptune Orient Lines Ltd.*	11,000	7,815
Nippon Yusen KK	52,000	137,029
NS United Kaiun Kaisha Ltd.	16,000	32,351
Orient Overseas International Ltd.	1,000	4,781
Pacific Basin Shipping Ltd.	813,000	241,274
SITC International Holdings Co., Ltd.	95,000	48,909
Stolt-Nielsen Ltd.	15,576	211,686
Wilh Wilhelmsen Holding ASA, Class A	3,116	62,786
Wilh Wilhelmsen Holding ASA, Class B	3,039	53,692
		2,207,702

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	117

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – 1.9%
Aimia, Inc.	3,183	$29,437
Altice N.V., Class A*	8,582	149,312
Amalgamated Holdings Ltd.	8,073	80,636
APN News & Media Ltd.*	168,362	61,861
Asatsu-DK, Inc.	4,100	101,349
Asian Pay Television Trust	203,300	114,678
Atresmedia Corp. de Medios de Comunicacion S.A.	3,386	43,650
Axel Springer SE	507	28,641
Cineplex, Inc.	714	27,499
Cineworld Group PLC	20,266	172,769
Cogeco Cable, Inc.	738	38,092
Cogeco, Inc.	1,210	51,254
Corus Entertainment, Inc., Class B	31,608	301,259
CTS Eventim AG & Co. KGaA	4,370	171,877
CyberAgent, Inc.	1,100	45,577
Daiichikosho Co., Ltd.	300	10,044
Daily Mail & General Trust PLC, Class A	9,183	106,225
Dentsu, Inc.	7,000	397,348
Entertainment One Ltd.	21,957	74,501
Euromoney Institutional Investor PLC	3,489	51,109
Eutelsat Communications S.A.	4,005	132,768
Fairfax Media Ltd.	173,440	116,935
Fuji Media Holdings, Inc.	1,200	14,359
GFK SE	5,258	194,751
Hakuhodo DY Holdings, Inc.	1,900	20,153
Havas S.A.	15,110	131,694
Informa PLC	17,005	149,171
ITV PLC	103,145	402,066
JCDecaux S.A.	496	20,300
Kabel Deutschland Holding AG	276	35,290
Kinepolis Group N.V.	1,030	42,997
Lagardere S.C.A.	1,134	33,208
Mediaset Espana Comunicacion S.A.	9,690	118,333
Mediaset SpA	11,276	57,547
Metropole Television S.A.	2,968	57,392
Modern Times Group MTG AB, Class B	2,186	62,483

	Shares	Value
Media – (continued)
Nippon Television Holdings, Inc.	1,500	$26,178
NOS SGPS S.A.	7,692	64,229
Numericable-SFR SAS*	2,128	96,849
Pearson PLC	23,128	307,718
ProSiebenSat.1 Media SE	5,705	309,997
Publicis Groupe S.A.	4,826	314,851
Quebecor, Inc., Class B	196	4,613
REA Group Ltd.	912	31,252
RELX N.V.	18,130	311,425
RELX PLC	20,899	375,052
Rightmove PLC	3,990	236,565
RTL Group S.A.	774	67,203
Sanoma Oyj	23,042	101,559
Schibsted ASA, Class A	2,672	89,995
SES S.A. (FDR)	9,409	279,433
Seven West Media Ltd.	376,712	181,416
Shaw Communications, Inc., Class B	12,005	249,120
Shochiku Co., Ltd.	3,000	26,600
Singapore Press Holdings Ltd.	51,000	145,298
Sky Network Television Ltd.	7,095	21,794
SKY Perfect JSAT Holdings, Inc.	6,800	36,064
Sky PLC	31,997	541,601
Societe Television Francaise 1	1,850	23,941
Southern Cross Media Group Ltd.	150,074	104,929
Tamedia AG (Registered)	1,046	176,783
Technicolor S.A. (Registered)	126,035	858,737
Telenet Group Holding N.V.*	2,221	129,835
Television Broadcasts Ltd.	2,700	9,859
Thomson Reuters Corp.	10,978	450,414
Toei Co., Ltd.	13,000	116,669
Toho Co., Ltd.	4,100	107,363
Tokyo Broadcasting System Holdings, Inc.	3,400	50,968
TV Asahi Holdings Corp.	3,100	52,097
UBM PLC	7,074	55,936
Usen Corp.*	7,900	21,145
Village Roadshow Ltd.	17,182	92,306
Wolters Kluwer N.V.	8,183	278,367
Wowow, Inc.	2,456	67,467
WPP PLC	36,263	816,547
		10,878,740

See Accompanying Notes to the Financial Statements.

118	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – 3.1%
Acacia Mining PLC	52,460	$156,367
Acerinox S.A.	7,890	85,797
Agnico Eagle Mines Ltd.	7,315	206,644
Aichi Steel Corp.	67,000	293,151
Alamos Gold, Inc., Class A	13,050	50,171
Alumina Ltd.	89,081	68,957
AMAG Austria Metall AG(a)	2,064	75,468
Anglo American PLC	49,251	415,762
Antofagasta PLC	11,371	92,461
APERAM S.A.*	1,892	58,718
ArcelorMittal	29,530	165,483
Asahi Holdings, Inc.	8,500	125,801
Aurubis AG	189	12,694
B2Gold Corp.*	51,547	55,552
Barrick Gold Corp.	24,382	187,289
Bekaert S.A.	15,030	448,278
BHP Billiton Ltd.	71,595	1,175,849
BHP Billiton PLC	46,994	755,169
BlueScope Steel Ltd.	235,715	750,042
Boliden AB	8,925	171,963
Centamin PLC	425,450	417,893
Centerra Gold, Inc.	18,095	101,792
China Gold International Resources Corp. Ltd.*	44,670	59,749
Daido Steel Co., Ltd.	5,000	19,267
Detour Gold Corp.*	5,025	55,844
Dominion Diamond Corp.	9,424	99,617
Dowa Holdings Co., Ltd.	4,000	35,136
Eldorado Gold Corp.	15,211	53,131
Eramet*	186	7,384
Evraz PLC*	15,815	20,700
First Quantum Minerals Ltd.	19,895	106,139
Fortescue Metals Group Ltd.	40,097	59,789
Franco-Nevada Corp.	5,252	266,223
Fresnillo PLC	3,538	39,888
Glencore PLC*	428,848	745,102
Goldcorp, Inc.	20,597	263,376
G-Resources Group Ltd.	653,398	14,670
Hitachi Metals Ltd.	6,040	69,021
HudBay Minerals, Inc.	4,453	23,110
IAMGOLD Corp.*	163,791	295,446
Iluka Resources Ltd.	15,021	68,801

	Shares	Value
Metals & Mining – (continued)
Imperial Metals Corp.*	3,948	$23,899
Independence Group NL	168,511	333,021
JFE Holdings, Inc.	19,600	311,196
KAZ Minerals PLC*	18,115	32,481
Kinross Gold Corp.*	40,324	81,058
Kobe Steel Ltd.	84,000	107,197
Kyoei Steel Ltd.	7,600	126,525
Labrador Iron Ore Royalty Corp.	579	6,731
Lonmin PLC*	53,306	20,993
Lucara Diamond Corp.	64,441	81,269
Lundin Mining Corp.*	7,758	26,150
Maruichi Steel Tube Ltd.	1,000	25,772
Mitsubishi Materials Corp.	39,000	137,029
Mitsui Mining & Smelting Co., Ltd.	30,000	58,173
Mytilineos Holdings S.A.*	40,654	217,806
Nakayama Steel Works Ltd.*	34,000	22,822
Nevsun Resources Ltd.	56,501	168,853
New Gold, Inc.*	9,708	24,041
Newcrest Mining Ltd.*	17,444	153,203
Nippon Light Metal Holdings Co., Ltd.	217,800	375,408
Nippon Steel & Sumitomo Metal Corp.	34,310	702,548
Nisshin Steel Co., Ltd.	4,900	50,837
Norsk Hydro ASA	39,995	143,970
Northern Star Resources Ltd.	221,971	437,088
Novagold Resources, Inc.*	18,000	64,937
Nyrstar N.V.*	109,217	167,819
OceanaGold Corp.*	1,000	1,911
Osaka Steel Co., Ltd.	1,700	30,682
OSAKA Titanium Technologies Co., Ltd.	1,000	27,388
Outokumpu Oyj*	8,221	28,116
OZ Minerals Ltd.	32,294	100,455
Pan American Silver Corp.	10,166	77,079
Petra Diamonds Ltd.	16,906	19,491
Polymetal International PLC	6,154	54,602
Polyus Gold International Ltd.	13,384	39,325
Pretium Resources, Inc.*	8,692	52,018
Randgold Resources Ltd.	2,873	193,811
Rio Tinto Ltd.	12,762	461,171
Rio Tinto PLC	43,519	1,585,165

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	119

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Salzgitter AG	2,198	$63,748
Sandfire Resources NL	57,482	260,007
Sanyo Special Steel Co., Ltd.	76,000	315,525
SEMAFO, Inc.*	17,791	40,386
Sherritt International Corp.	124,597	78,090
Silver Wheaton Corp.	9,109	123,718
Sims Metal Management Ltd.	11,213	78,719
SSAB AB, Class A*	14,585	53,094
SSAB AB, Class B*	11,270	35,903
Sumitomo Metal Mining Co., Ltd.	15,000	187,756
Tahoe Resources, Inc.	4,254	35,506
Teck Resources Ltd., Class B	20,853	122,088
ThyssenKrupp AG	13,346	270,454
Toho Titanium Co., Ltd.*	5,700	75,150
Toho Zinc Co., Ltd.	37,000	103,327
Tokyo Steel Manufacturing Co., Ltd.	38,800	261,078
Topy Industries Ltd.	83,000	188,457
Torex Gold Resources, Inc.*	52,463	49,722
Toyo Kohan Co., Ltd.	12,000	38,981
Turquoise Hill Resources Ltd.*	16,776	45,391
UACJ Corp.	102,000	199,478
Vedanta Resources PLC	1,197	9,142
voestalpine AG	3,839	139,669
Western Areas Ltd.	82,619	140,877
Yamana Gold, Inc.	30,492	66,654
Yamato Kogyo Co., Ltd.	200	5,370
Yodogawa Steel Works Ltd.	2,800	49,654
		17,783,678
Multiline Retail – 0.6%
Canadian Tire Corp. Ltd., Class A	2,011	176,792
Debenhams PLC	463,940	640,917
Dollarama, Inc.	4,682	316,094
Don Quijote Holdings Co., Ltd.	3,400	126,082
Fuji Co., Ltd.	800	16,428
H2O Retailing Corp.	1,815	35,601
Harvey Norman Holdings Ltd.	5,640	16,015
Hudson’s Bay Co.	4,000	69,492
Isetan Mitsukoshi Holdings Ltd.	11,200	181,446
Izumi Co., Ltd.	700	26,219

	Shares	Value
Multiline Retail – (continued)
J Front Retailing Co., Ltd.	7,600	$126,084
Kintetsu Department Store Co., Ltd.*	18,000	49,074
Lifestyle International Holdings Ltd.	4,000	5,791
Marks & Spencer Group PLC	41,944	332,313
Marui Group Co., Ltd.	5,500	71,693
Matsuya Co., Ltd.	1,500	18,359
Myer Holdings Ltd.	231,187	158,343
Next PLC	3,970	490,501
Parco Co., Ltd.	1,700	14,792
Ryohin Keikaku Co., Ltd.	500	101,222
Sears Canada, Inc.*	5,515	37,979
Seria Co., Ltd.	1,200	51,311
Takashimaya Co., Ltd.	11,000	99,084
The Warehouse Group Ltd.	46,421	85,745
		3,247,377
Multi-Utilities – 1.0%
A2A SpA	25,745	35,464
ACEA SpA	3,890	56,163
AGL Energy Ltd.	16,269	194,187
Atco Ltd., Class I	1,916	54,697
Canadian Utilities Ltd., Class A	4,958	130,359
Centrica PLC	184,109	642,888
DUET Group	20,203	34,017
E.ON SE	72,573	769,370
Engie S.A.	57,907	1,020,593
Hera SpA	8,603	22,713
Iren SpA	202,626	335,746
Just Energy Group, Inc.	10,900	80,062
National Grid PLC	92,486	1,320,942
REN – Redes Energeticas Nacionais SGPS S.A.	52,668	161,565
RWE AG	14,701	205,510
RWE AG (Non-Voting) (Preference)	1,032	11,394
Suez Environnement Co.	7,890	150,869
Telecom Plus PLC	25,604	415,595
Veolia Environnement S.A.	10,685	249,932
		5,892,066

See Accompanying Notes to the Financial Statements.

120	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – 5.4%
Advantage Oil & Gas Ltd.*	22,998	$127,791
Africa Oil Corp.*	39,060	48,961
AltaGas Ltd.	4,269	110,155
ARC Resources Ltd.	9,987	147,170
Athabasca Oil Corp.*	28,270	33,707
Avance Gas Holding Ltd.(a)	2,772	38,328
AWE Ltd.*	19,364	8,704
Bankers Petroleum Ltd.*	9,664	16,250
Baytex Energy Corp.	4,148	16,867
Beach Energy Ltd.	388,925	177,586
BG Group PLC	81,119	1,284,122
Birchcliff Energy Ltd.*	1,929	8,404
Bonavista Energy Corp.	79,406	177,220
Bonterra Energy Corp.	11,038	183,158
BP PLC	652,890	3,896,161
Brightoil Petroleum Holdings Ltd.*	160,147	57,239
BW LPG Ltd.	33,222	226,537
Cairn Energy PLC*	15,802	36,607
Caltex Australia Ltd.	2,755	62,112
Cameco Corp.	10,535	149,125
Canadian Natural Resources Ltd.	25,260	585,381
Canadian Oil Sands Ltd.	13,448	101,450
Cardinal Energy Ltd.	19,566	154,632
Cenovus Energy, Inc.	23,900	355,847
Cosmo Energy Holdings Co., Ltd.*	29,600	404,969
Crescent Point Energy Corp.	12,079	164,518
Crew Energy, Inc.*	7,783	26,472
Delek Group Ltd.	19	4,600
Det Norske Oljeselskap ASA*	1,072	6,607
DNO ASA*	5,536	5,574
Enbridge Income Fund Holdings, Inc.	521	12,799
Enbridge, Inc.	20,092	858,289
Encana Corp.	34,932	265,658
Energy Resources of Australia Ltd.*	1,430	347
Enerplus Corp.	6,241	29,432
Eni SpA	96,995	1,592,182
ERG SpA	12,393	176,737
Euronav N.V.	7,264	107,805
Freehold Royalties Ltd.	6,773	52,544
Galp Energia SGPS S.A.	10,559	114,739

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Gaztransport Et Technigaz S.A.	78	$3,920
Genel Energy PLC*	1,199	4,740
Gibson Energy, Inc.	1,301	17,332
Hellenic Petroleum S.A.*	2,655	15,544
Hoegh LNG Holdings Ltd.	387	4,665
Husky Energy, Inc.	1,842	24,877
Idemitsu Kosan Co., Ltd.	4,100	67,577
Imperial Oil Ltd.	8,500	282,673
Inpex Corp.	25,500	244,170
Inter Pipeline Ltd.	6,681	125,108
Itochu Enex Co., Ltd.	14,800	119,455
James Fisher & Sons PLC	4,278	63,394
Japan Petroleum Exploration Co., Ltd.	200	6,033
JX Holdings, Inc.	70,900	279,664
Kelt Exploration Ltd.*	5,800	21,323
Keyera Corp.	4,214	129,961
Koninklijke Vopak N.V.	2,062	83,310
Liquefied Natural Gas Ltd.*	33,534	35,768
Lundin Petroleum AB*	2,324	33,802
MEG Energy Corp.*	3,480	28,939
Motor Oil Hellas Corinth Refineries S.A.*	27,075	334,675
Naphtha Israel Petroleum Corp. Ltd.*	5,509	30,837
Neste Oyj	3,273	80,228
New Hope Corp. Ltd.	2,558	3,504
NewOcean Energy Holdings Ltd.	298,000	122,275
Nippon Gas Co., Ltd.	2,000	50,880
Nostrum Oil & Gas PLC	4,768	31,664
NuVista Energy Ltd.*	8,513	30,061
OMV AG	5,621	150,264
Ophir Energy PLC*	44,047	65,271
Origin Energy Ltd.	52,825	207,284
Pacific Exploration and Production Corp.*	99,735	194,385
Painted Pony Petroleum Ltd.*	7,575	25,822
Paramount Resources Ltd., Class A*	1,591	16,088
Parex Resources, Inc.*	7,102	53,305
Parkland Fuel Corp.	6,811	118,432
Paz Oil Co., Ltd.	140	20,933

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	121

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Pembina Pipeline Corp.	8,807	$221,260
Pengrowth Energy Corp.	235,449	230,347
Penn West Petroleum Ltd.	213,043	247,507
Peyto Exploration & Development Corp.	5,804	119,775
PrairieSky Royalty Ltd.	4,099	80,611
Premier Oil PLC*	16,275	17,218
Raging River Exploration, Inc.*	10,400	65,976
Repsol S.A.	27,186	344,606
Royal Dutch Shell PLC, Class A	142,351	3,715,412
Royal Dutch Shell PLC, Class B	84,317	2,213,726
San-Ai Oil Co., Ltd.	14,000	107,545
Santos Ltd.	28,545	118,934
Saras SpA*	72,264	143,288
Showa Shell Sekiyu KK	10,200	90,441
Soco International PLC	90,711	247,966
Spartan Energy Corp.*	29,433	53,766
Statoil ASA	40,479	651,545
Suncor Energy, Inc.	32,987	981,025
Surge Energy, Inc.	91,897	206,502
TonenGeneral Sekiyu KK	12,000	125,196
TORC Oil & Gas Ltd.	45,409	230,108
Total Gabon	124	24,772
TOTAL S.A.	87,258	4,255,117
Tourmaline Oil Corp.*	3,649	75,889
TransCanada Corp.	16,178	544,068
Trilogy Energy Corp.	27,764	93,371
Tullow Oil PLC*	20,401	63,928
United Energy Group Ltd.*	204,000	27,638
Veresen, Inc.	7,831	68,114
Vermilion Energy, Inc.	2,352	82,711
Washington H Soul Pattinson & Co., Ltd.	3,833	44,028
Whitecap Resources, Inc.	10,560	93,707
Whitehaven Coal Ltd.*	74,920	54,521
Woodside Petroleum Ltd.	19,259	406,851
		31,002,418
Paper & Forest Products – 0.4%
Canfor Corp.*	300	4,242
Canfor Pulp Products, Inc.	8,058	83,823
Daio Paper Corp.	3,745	37,209

	Shares	Value
Paper & Forest Products – (continued)
Hokuetsu Kishu Paper Co., Ltd.	64,300	$450,247
Holmen AB, Class B	194	5,888
Interfor Corp.*	24,558	233,126
KuangChi Science Ltd.*	55,000	22,709
Metsa Board Oyj	6,595	42,181
Mondi PLC	12,500	290,347
Nippon Paper Industries Co., Ltd.	4,700	87,593
Norbord, Inc.	5,141	97,095
Oji Holdings Corp.	30,000	156,370
Portucel S.A.	6,520	26,685
Semapa-Sociedade de Investimento e Gestao	16,505	234,649
Stella-Jones, Inc.	2,228	81,944
Stora Enso Oyj, Class R	17,692	165,045
UPM-Kymmene Oyj	14,015	263,962
West Fraser Timber Co., Ltd.	3,004	106,237
		2,389,352
Personal Products – 1.0%
Beiersdorf AG	2,793	266,661
Dr Ci:Labo Co., Ltd.	1,800	32,607
euglena Co., Ltd.*	3,900	53,616
Fancl Corp.	2,500	35,218
Kao Corp.	10,500	542,859
Kobayashi Pharmaceutical Co., Ltd.	1,200	93,673
Kose Corp.	200	19,706
L’Oreal S.A.	5,693	1,044,251
Mandom Corp.	1,300	51,871
Milbon Co., Ltd.	2,440	91,494
Noevir Holdings Co., Ltd.	1,900	47,943
Pola Orbis Holdings, Inc.	900	57,651
Shiseido Co., Ltd.	9,800	234,778
Unilever N.V. (CVA)	39,795	1,807,616
Unilever PLC	29,155	1,302,630
		5,682,574
Pharmaceuticals – 6.1%
Almirall S.A.	6,215	120,350
Astellas Pharma, Inc.	61,400	898,040
AstraZeneca PLC	28,948	1,855,576
Bayer AG (Registered)	19,285	2,585,140
BTG PLC*	7,934	67,638

See Accompanying Notes to the Financial Statements.

122	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Chugai Pharmaceutical Co., Ltd.	5,400	$174,966
Concordia Healthcare Corp.	1,317	40,264
Cosmo Pharmaceuticals S.A.*	286	44,071
Daiichi Sankyo Co., Ltd.	17,400	343,819
Dechra Pharmaceuticals PLC	5,318	79,626
Eisai Co., Ltd.	7,200	453,927
Galenica AG (Registered)	106	155,922
GlaxoSmithKline PLC	112,987	2,451,685
GW Pharmaceuticals PLC*	6,644	44,430
H Lundbeck A/S*	500	14,760
Haw Par Corp. Ltd.	3,200	19,170
Hikma Pharmaceuticals PLC	2,711	90,604
Hisamitsu Pharmaceutical Co., Inc.	1,200	46,837
Hutchison China MediTech Ltd.*	1,807	70,117
Indivior PLC	252,638	802,198
Ipsen S.A.	2,765	175,381
JCR Pharmaceuticals Co., Ltd.	600	12,679
Kaken Pharmaceutical Co., Ltd.	500	34,804
Kissei Pharmaceutical Co., Ltd.	1,400	36,254
KYORIN Holdings, Inc.	1,000	16,930
Kyowa Hakko Kirin Co., Ltd.	9,000	149,310
Meda AB, Class A	5,406	80,030
Merck KGaA	3,920	384,654
Mitsubishi Tanabe Pharma Corp.	4,600	78,373
Mochida Pharmaceutical Co., Ltd.	500	29,708
Nichi-iko Pharmaceutical Co., Ltd.	5,900	165,254
Nippon Shinyaku Co., Ltd.	2,000	78,724
Novartis AG (Registered)	65,571	5,976,723
Novo Nordisk A/S, Class B	45,423	2,424,148
Ono Pharmaceutical Co., Ltd.	2,200	304,090
Orion Oyj, Class A	1,866	66,662
Orion Oyj, Class B	1,450	52,089
Otsuka Holdings Co., Ltd.	11,100	371,978
Recordati SpA	2,678	66,886
Roche Holding AG	737	202,240
Roche Holding AG	16,611	4,521,158
Rohto Pharmaceutical Co., Ltd.	1,000	16,607
Sanofi S.A.	28,180	2,859,202
Santen Pharmaceutical Co., Ltd.	9,900	135,446

	Shares	Value
Pharmaceuticals – (continued)
Sawai Pharmaceutical Co., Ltd.	700	$45,071
Seikagaku Corp.	1,800	23,269
Shionogi & Co., Ltd.	8,000	330,872
Shire PLC	13,660	1,039,003
Stada Arzneimittel AG	22,866	874,464
Sumitomo Dainippon Pharma Co., Ltd.	3,800	42,290
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	87,939
Takeda Pharmaceutical Co., Ltd.	16,300	800,986
Teva Pharmaceutical Industries Ltd.	23,483	1,441,563
Torii Pharmaceutical Co., Ltd.	700	16,967
Towa Pharmaceutical Co., Ltd.	900	61,603
Tsumura & Co.	900	21,822
UCB S.A.	3,382	294,092
The United Laboratories International Holdings Ltd.*	18,000	9,615
Valeant Pharmaceuticals International, Inc.*	7,602	709,098
Virbac S.A.	281	56,292
ZERIA Pharmaceutical Co., Ltd.	3,100	46,420
		34,499,836
Professional Services – 0.7%
Adecco S.A. (Registered)*	3,654	272,822
AF AB, Class B	8,402	125,175
ALS Ltd.	160,962	591,417
Applus Services S.A.	32,375	289,681
Bureau Veritas S.A.	6,084	138,245
Capita PLC	18,917	372,497
Experian PLC	30,037	513,992
Hays PLC	26,200	57,013
Intertek Group PLC	4,217	170,959
McMillan Shakespeare Ltd.	10,384	93,124
Meitec Corp.	2,400	87,806
Morneau Shepell, Inc.	3,100	36,655
Nihon M&A Center, Inc.	2,700	112,094
Randstad Holding N.V.	3,552	213,176
Recruit Holdings Co., Ltd.	11,000	355,500
SAI Global Ltd.	14,655	45,900
SEEK Ltd.	7,421	67,929
SGS S.A. (Registered)	148	282,863
Stantec, Inc.	2,156	54,083

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	123

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Professional Services – (continued)
Teleperformance	821	$64,826
Temp Holdings Co., Ltd.	5,700	85,730
Veda Group Ltd.	18,430	34,450
WS Atkins PLC	3,296	70,145
Yumeshin Holdings Co., Ltd.	7,500	43,692
		4,179,774
Real Estate Investment Trusts (REITs) – 2.2%
Abacus Property Group	71,121	165,924
Activia Properties, Inc.	10	42,594
Advance Residence Investment Corp.	41	87,827
AEON REIT Investment Corp.	56	67,010
AIMS AMP Capital Industrial REIT	78,000	77,972
Allied Properties Real Estate Investment Trust	122	3,346
Altarea S.C.A.	26	4,918
Argosy Property Ltd.	33,603	25,578
Artis Real Estate Investment Trust	18,880	193,223
Ascendas Real Estate Investment Trust	77,000	131,403
Ascott Residence Trust	21,600	18,662
Beni Stabili SpA SIIQ	50,234	41,563
Big Yellow Group PLC	5,819	67,401
Boardwalk Real Estate Investment Trust	307	12,605
The British Land Co. PLC	22,706	305,259
Brookfield Canada Office Properties	200	4,198
BWP Trust	20,265	46,555
Cache Logistics Trust	25,000	17,940
Cambridge Industrial Trust	198,762	86,572
Canadian Apartment Properties REIT	444	9,136
Canadian Real Estate Investment Trust	100	3,255
CapitaLand Commercial Trust Ltd.	58,000	58,393
CapitaLand Retail China Trust	37,540	40,743
CapitaMall Trust	89,600	126,675
CDL Hospitality Trusts	4,000	3,870

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Champion REIT	51,000	$26,717
Charter Hall Group	13,598	43,560
Charter Hall Retail REIT	39,616	119,839
Cofinimmo S.A.	78	8,745
Comforia Residential REIT, Inc.	49	94,244
Cominar Real Estate Investment Trust, Class U	1,600	18,808
Crombie Real Estate Investment Trust	1,400	13,900
Cromwell Property Group	383,505	274,980
Daiwa House REIT Investment Corp.	4	16,143
Daiwa House Residential Investment Corp.	34	69,085
Daiwa Office Investment Corp.	2	10,259
Derwent London PLC	4,481	268,514
Dexus Property Group	27,837	153,719
Dream Global Real Estate Investment Trust	17,193	119,451
Dream Office Real Estate Investment Trust	507	8,134
Far East Hospitality Trust	268,400	128,403
Federation Centres	124,796	259,094
First Real Estate Investment Trust	82,217	72,795
Fonciere Des Regions	1,813	171,734
Fortune Real Estate Investment Trust	21,000	21,731
Frasers Centrepoint Trust	47,000	65,609
Frasers Commercial Trust	51,764	50,637
Frontier Real Estate Investment Corp.	11	44,665
Fukuoka REIT Corp.	4	6,546
Gecina S.A.	279	35,874
Global One Real Estate Investment Corp.	12	39,677
GLP J-Reit	44	43,900
Goodman Group	50,669	219,429
Goodman Property Trust	52,532	42,829
The GPT Group	48,315	164,423
Granite Real Estate Investment Trust	6,825	198,801
Great Portland Estates PLC	16,074	220,816
Green REIT PLC	53,285	92,706

See Accompanying Notes to the Financial Statements.

124	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Grivalia Properties REIC AE	18,869	$172,377
Growthpoint Properties Australia Ltd.	30,545	67,120
H&R Real Estate Investment Trust	1,437	23,043
Hammerson PLC	15,092	148,356
Hankyu Reit, Inc.	25	26,704
Hansteen Holdings PLC	68,734	131,736
Heiwa Real Estate REIT, Inc.	47	35,053
Hibernia REIT PLC	52,358	77,849
ICADE	687	51,119
Industrial & Infrastructure Fund Investment Corp.	6	27,247
Intu Properties PLC	36,162	193,292
Investa Office Fund	36,117	104,101
Invincible Investment Corp.	163	97,118
Japan Excellent, Inc.	66	72,577
Japan Hotel REIT Investment Corp.	138	96,174
Japan Logistics Fund, Inc.	15	28,142
Japan Prime Realty Investment Corp.	18	58,844
Japan Real Estate Investment Corp.	30	139,217
Japan Rental Housing Investments, Inc.	27	18,123
Japan Retail Fund Investment Corp.	52	101,091
Kenedix Office Investment Corp.	6	27,595
Kenedix Residential Investment Corp.	25	64,222
Keppel DC REIT	311,814	232,664
Keppel REIT	3,160	2,177
Kiwi Property Group Ltd.	3,046	2,803
Klepierre	4,485	213,904
Land Securities Group PLC	18,458	381,702
Link REIT	60,801	364,409
Lippo Malls Indonesia Retail Trust	502,400	114,793
LondonMetric Property PLC	13,999	36,581
Mapletree Commercial Trust	4,000	3,913
Mapletree Industrial Trust	5,070	5,521
Mapletree Logistics Trust	5,067	3,690

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
MCUBS MidCity Investment Corp.	33	$94,891
Mercialys S.A.	1,703	39,327
Milestone Apartments Real Estate Investment Trust	10,130	118,539
Mirvac Group	96,043	123,682
Morguard Real Estate Investment Trust	10,216	112,830
Mori Hills REIT Investment Corp.	20	24,860
Mori Trust Sogo Reit, Inc.	15	26,650
Nippon Accommodations Fund, Inc.	8	27,678
Nippon Building Fund, Inc.	40	190,595
Nippon Prologis REIT, Inc.	30	53,027
Nomura Real Estate Master Fund, Inc.*	103	130,505
Northern Property Real Estate Investment Trust	1,729	24,435
Orix JREIT, Inc.	43	58,082
OUE Hospitality Trust	143,500	83,508
Parkway Life Real Estate Investment Trust	29,000	47,833
Precinct Properties New Zealand Ltd.	22,735	18,767
Property for Industry Ltd.	49,075	51,134
Pure Industrial Real Estate Trust	22,579	76,624
Redefine International PLC	27,826	23,786
Regal Real Estate Investment Trust	308,000	78,291
Reit 1 Ltd.	45,863	126,106
RioCan Real Estate Investment Trust	4,386	85,484
Scentre Group	156,061	460,955
Segro PLC	33,328	231,520
Sekisui House SI Residential Investment Corp.	88	80,507
Shaftesbury PLC	4,592	66,699
Shopping Centres Australasia Property Group	78,900	115,960
Smart Real Estate Investment Trust	780	18,517
Starhill Global REIT	29,000	16,773
Stockland	77,730	224,599
Stride Property Ltd.	34,981	49,466

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	125

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Suntec Real Estate Investment Trust	63,000	$74,223
Tokyu REIT, Inc.	40	48,660
Top REIT, Inc.	8	30,130
Unibail-Rodamco SE	2,130	597,873
United Urban Investment Corp.	84	117,012
Vital Healthcare Property Trust	47,607	56,691
Warehouses de Pauw CVA	601	49,460
Wereldhave N.V.	2,276	142,755
Westfield Corp.	52,159	381,432
Workspace Group PLC	7,149	105,717
		12,377,229
Real Estate Management & Development – 2.7%
ADO Group Ltd.*	6,221	67,954
Aeon Mall Co., Ltd.	2,190	36,895
Africa Israel Properties Ltd.*	2,839	38,649
Airport City Ltd.*	17,497	170,786
Allreal Holding AG (Registered)*	86	11,429
Amot Investments Ltd.	71,027	231,525
Ascendas India Trust	132,000	82,471
Atrium European Real Estate Ltd.*	1,234	5,139
Atrium Ljungberg AB, Class B	1,034	16,135
Aveo Group	21,223	46,636
Azrieli Group	639	25,081
Bayside Land Corp.	252	77,772
Brookfield Asset Management, Inc., Class A	21,936	765,878
Bukit Sembawang Estates Ltd.	89,200	300,624
CA Immobilien Anlagen AG*	7,303	143,880
Capital & Counties Properties PLC	23,983	164,640
CapitaLand Ltd.	98,000	216,923
Castellum AB	1,191	17,954
Chinese Estates Holdings Ltd.	7,000	16,312
City Developments Ltd.	2,300	13,040
Citycon Oyj*	23,085	61,100
CLS Holdings PLC*	1,424	39,586
Colliers International Group, Inc.	734	36,370
Conwert Immobilien Invest SE*	3,153	45,400

	Shares	Value
Real Estate Management & Development – (continued)
Countrywide PLC	60,843	$436,942
Daejan Holdings PLC	3,473	340,327
Daibiru Corp.	400	3,427
Daikyo, Inc.	149,000	259,291
Daito Trust Construction Co., Ltd.	1,500	163,331
Daiwa House Industry Co., Ltd.	17,700	468,773
Deutsche EuroShop AG	597	28,931
Deutsche Wohnen AG	10,045	284,673
DREAM Unlimited Corp., Class A	21,021	118,412
Emperor International Holdings Ltd.	148,000	28,645
Far East Consortium International Ltd.	241,000	88,003
Fastighets AB Balder, Class B*	7,006	142,250
First Capital Realty, Inc.	1,846	27,330
Foxtons Group PLC	11,073	34,202
Fragrance Group Ltd.	287,000	39,243
Gazit-Globe Ltd.	475	5,159
Global Logistic Properties Ltd.	113,000	180,735
Goldcrest Co., Ltd.	1,000	18,861
Grainger PLC	22,537	86,667
Great Eagle Holdings Ltd.	8,281	27,300
GuocoLand Ltd.	20,000	26,562
Hang Lung Group Ltd.	19,000	69,012
Hang Lung Properties Ltd.	51,000	125,162
Heiwa Real Estate Co., Ltd.	4,900	59,446
Hemfosa Fastigheter AB	10,286	112,358
Henderson Land Development Co., Ltd.	35,066	224,646
HKR International Ltd.	252,800	112,862
Ho Bee Land Ltd.	8,000	11,253
Hufvudstaden AB, Class A	6,032	85,959
Hulic Co., Ltd.	8,800	82,841
Hysan Development Co., Ltd.	19,000	84,457
IMMOFINANZ AG*	1,419	3,655
Inmobiliaria Colonial S.A.*	105,686	78,687
Jerusalem Oil Exploration*	4,671	186,968
K Wah International Holdings Ltd.	443,614	192,326
Kabuki-Za Co., Ltd.	1,000	41,516
Kenedix, Inc.	6,700	24,429
Kerry Properties Ltd.	11,500	34,129

See Accompanying Notes to the Financial Statements.

126	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Kowloon Development Co., Ltd.	122,000	$138,212
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	273,000	100,744
LEG Immobilien AG*	1,052	84,310
Lend Lease Group	13,870	128,642
Leopalace21 Corp.*	7,900	42,421
Melisron Ltd.	1,917	67,054
Mitsubishi Estate Co., Ltd.	32,382	699,564
Mitsui Fudosan Co., Ltd.	24,000	658,297
Mobimo Holding AG (Registered)*	735	159,116
Morguard Corp.	1,637	180,172
New World Development Co., Ltd.	167,639	179,750
Nexity S.A.	633	28,173
Nomura Real Estate Holdings, Inc.	5,800	124,916
Norstar Holdings, Inc.	9,006	194,584
NTT Urban Development Corp.	3,200	32,007
Open House Co., Ltd.	8,100	149,213
Oxley Holdings Ltd.	92,000	27,590
Polytec Asset Holdings Ltd.	95,000	11,890
PSP Swiss Property AG (Registered)*	705	61,542
Relo Holdings, Inc.	227	24,586
Sagax AB, Class B	12,692	102,392
Savills PLC	51,162	723,774
Sinarmas Land Ltd.	32,000	10,968
Sino Land Co., Ltd.	112,742	174,857
Sponda Oyj	93,036	397,112
St. Modwen Properties PLC	4,897	33,269
Sumitomo Real Estate Sales Co., Ltd.	1,100	25,514
Sumitomo Realty & Development Co., Ltd.	9,000	298,620
Sun Hung Kai Properties Ltd.	38,435	515,270
Sunshine 100 China Holdings Ltd.*(a)	196,000	71,318
Swire Pacific Ltd., Class A	19,000	220,642
Swire Pacific Ltd., Class B	42,500	92,128
Swire Properties Ltd.	49,800	150,041

	Shares	Value
Real Estate Management & Development – (continued)
Swiss Prime Site AG (Registered)*	1,543	$118,337
TAG Immobilien AG	1,666	21,670
Takara Leben Co., Ltd.	33,836	177,487
TOC Co., Ltd.	2,600	19,219
Tokyo Tatemono Co., Ltd.	7,000	87,533
Tokyu Fudosan Holdings Corp.	17,000	120,447
UK Commercial Property Trust Ltd.	67,970	91,694
The UNITE Group PLC	5,392	55,377
Unizo Holdings Co., Ltd.	2,000	85,519
UOL Group Ltd.	9,289	43,510
Vonovia SE	11,322	379,458
Wallenstam AB, Class B	9,740	86,836
The Wharf Holdings Ltd.	49,000	293,048
Wheelock & Co., Ltd.	24,000	112,257
Wheelock Properties Singapore Ltd.	28,000	30,489
Wihlborgs Fastigheter AB	6,325	124,400
Wing Tai Holdings Ltd.	248,200	309,253
Yoma Strategic Holdings Ltd.*	118,666	36,434
		15,072,605
Road & Rail – 1.7%
Asciano Ltd.	29,547	172,859
Aurizon Holdings Ltd.	1,177	4,341
Canadian National Railway Co.	18,963	1,157,622
Canadian Pacific Railway Ltd.	3,577	502,368
Central Japan Railway Co.	4,900	901,429
ComfortDelGro Corp. Ltd.	36,000	78,144
DSV A/S	6,323	257,558
East Japan Railway Co.	9,800	939,598
Firstgroup PLC*	494,067	738,238
Fukuyama Transporting Co., Ltd.	5,000	27,263
Go-Ahead Group PLC	14,716	551,139
Hankyu Hanshin Holdings, Inc.	27,000	176,979
Hitachi Transport System Ltd.	4,700	83,348
Keikyu Corp.	10,000	82,784
Keio Corp.	17,000	139,325
Keisei Electric Railway Co., Ltd.	7,000	86,953
Kintetsu Group Holdings Co., Ltd.	55,000	213,756
MTR Corp. Ltd.	50,523	229,469

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	127

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Nagoya Railroad Co., Ltd.	14,000	$58,239
Nankai Electric Railway Co., Ltd.	15,000	77,067
National Express Group PLC	167,950	776,590
Nikkon Holdings Co., Ltd.	27,100	527,515
Nippon Express Co., Ltd.	16,000	83,132
Nishi-Nippon Railroad Co., Ltd.	1,000	5,204
Northgate PLC	8,493	53,175
Odakyu Electric Railway Co., Ltd.	17,000	167,359
Sankyu, Inc.	13,669	77,591
Seino Holdings Co., Ltd.	2,000	23,932
Senko Co., Ltd.	65,000	452,994
Sixt SE	1,177	66,010
Sixt SE (Preference)	238	10,297
SMRT Corp. Ltd.	17,000	17,722
Sotetsu Holdings, Inc.	1,000	5,726
Stagecoach Group PLC	834	4,457
Tobu Railway Co., Ltd.	20,000	97,286
Tokyu Corp.	33,000	269,360
TransForce, Inc.	2,300	44,968
Transport International Holdings Ltd.	107,600	290,863
West Japan Railway Co.	5,300	374,634
		9,827,294
Semiconductors & Semiconductor Equipment – 0.7%
Advantest Corp.	2,300	18,507
AIXTRON SE*	12,268	78,465
ams AG	1,462	47,015
ARM Holdings PLC	30,043	475,584
ASM International N.V.	677	26,029
ASM Pacific Technology Ltd.	5,000	35,677
ASML Holding N.V.	10,211	954,365
Dialog Semiconductor PLC*	1,976	73,451
Disco Corp.	300	27,620
EZchip Semiconductor Ltd.*	1,400	34,174
Imagination Technologies Group PLC*	14,747	50,447
Infineon Technologies AG	32,685	404,201
Melexis N.V.	996	48,795
Micronics Japan Co., Ltd.	2,400	24,562
Nordic Semiconductor ASA*	4,579	22,106
NuFlare Technology, Inc.	1,000	44,914

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
REC Silicon ASA*	169,025	$30,462
Rohm Co., Ltd.	2,200	109,932
Sanken Electric Co., Ltd.	59,475	208,477
SCREEN Holdings Co., Ltd.	9,000	53,698
Shindengen Electric Manufacturing Co., Ltd.	19,000	70,064
Shinko Electric Industries Co., Ltd.	19,900	122,030
STMicroelectronics N.V.	17,055	118,634
Sumco Corp.	4,100	41,722
Tokyo Electron Ltd.	4,900	296,578
Tokyo Seimitsu Co., Ltd.	1,400	31,219
Tower Semiconductor Ltd.*	2,247	30,776
Ulvac, Inc.	20,700	371,545
United Photovoltaics Group Ltd.*	256,000	26,425
		3,877,474
Software – 0.8%
AVEVA Group PLC	4,459	141,448
COLOPL, Inc.	1,000	16,466
Computer Modelling Group Ltd.	1,600	15,164
Constellation Software, Inc.	396	171,009
Dassault Systemes	3,872	307,274
The Descartes Systems Group, Inc.*	4,000	69,951
Fuji Soft, Inc.	8,600	165,408
Gemalto N.V.	2,029	127,868
GungHo Online Entertainment, Inc.	6,700	21,931
IGG, Inc.	68,000	27,024
Koei Tecmo Holdings Co., Ltd.	1,440	21,980
Konami Holdings Corp.	1,500	34,282
Micro Focus International PLC	1,509	29,271
Nexon Co., Ltd.	2,100	29,375
NICE-Systems Ltd.	1,452	89,360
Nintendo Co., Ltd.	2,900	468,133
NSD Co., Ltd.	6,380	89,349
OBIC Business Consultants Co., Ltd.	1,000	61,653
Open Text Corp.	4,184	193,826
Oracle Corp.	200	9,149
Playtech PLC	4,162	55,022
The Sage Group PLC	37,730	317,573
SAP SE	21,090	1,674,593

See Accompanying Notes to the Financial Statements.

128	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Silverlake Axis Ltd.	56,400	$23,156
SimCorp A/S	385	18,962
Software AG	3,343	97,620
Square Enix Holdings Co., Ltd.	1,800	48,925
Temenos Group AG (Registered)*	1,377	64,607
Trend Micro, Inc.	2,500	98,094
UBISOFT Entertainment*	2,091	63,001
Xero Ltd.*	1,674	18,111
		4,569,585
Specialty Retail – 1.7%
ABC-Mart, Inc.	400	22,440
Adastria Co., Ltd.	1,110	62,824
Alpen Co., Ltd.	2,600	42,768
AOKI Holdings, Inc.	18,800	230,881
Aoyama Trading Co., Ltd.	500	18,355
AP Eagers Ltd.	1,953	14,867
Autobacs Seven Co., Ltd.	1,400	24,653
AutoCanada, Inc.	1,200	29,057
Automotive Holdings Group Ltd.	69,015	209,265
BEP International Holdings Ltd.	200,000	21,419
Bic Camera, Inc.	4,100	33,534
Bilia AB, Class A	10,290	216,926
Chiyoda Co., Ltd.	2,800	93,275
Chow Sang Sang Holdings International Ltd.	168,000	327,758
Chow Tai Fook Jewellery Group Ltd.	16,000	13,688
Clas Ohlson AB, Class B	5,888	89,974
DCM Holdings Co., Ltd.	41,200	274,837
Delek Automotive Systems Ltd.	1,942	18,418
Dixons Carphone PLC	40,834	290,914
Dufry AG (Registered)*	1,904	223,477
Dunelm Group PLC	6,623	96,865
EDION Corp.	41,700	314,802
Esprit Holdings Ltd.	30,800	34,694
Fast Retailing Co., Ltd.	1,400	514,871
FF Group*	230	4,652
Fielmann AG	1,325	93,308
Geo Holdings Corp.	11,100	166,948
Giordano International Ltd.	346,000	186,614

	Shares	Value
Specialty Retail – (continued)
Groupe Fnac S.A.*	3,614	$235,500
Gulliver International Co., Ltd.	10,200	103,881
Halfords Group PLC	20,437	137,267
Hennes & Mauritz AB, Class B	19,658	769,331
Hikari Tsushin, Inc.	400	30,661
Hornbach Baumarkt AG	1,787	64,155
Howden Joinery Group PLC	19,482	139,488
Industria de Diseno Textil S.A.	23,432	882,779
JB Hi-Fi Ltd.	9,804	125,624
Jin Co., Ltd.	900	33,524
Joyful Honda Co., Ltd.	4,200	79,771
JUMBO S.A.	730	7,096
Kingfisher PLC	79,760	434,953
Komeri Co., Ltd.	16,000	344,728
K’s Holdings Corp.	700	24,856
Laox Co., Ltd.*	17,000	48,038
Leon’s Furniture Ltd.	900	9,734
L’Occitane International S.A.	8,750	17,658
Lookers PLC	107,323	291,554
Luk Fook Holdings International Ltd.	114,672	296,664
Mekonomen AB	1,344	32,053
Nishimatsuya Chain Co., Ltd.	9,400	83,582
Nitori Holdings Co., Ltd.	2,200	173,010
OSIM International Ltd.	10,000	9,711
Pal Co., Ltd.	1,700	38,346
Pets at Home Group PLC	85,284	379,991
Premier Investments Ltd.	10,333	100,924
RONA, Inc.	830	8,659
Sa Sa International Holdings Ltd.	418,000	134,298
Sanrio Co., Ltd.	1,200	32,070
Shimachu Co., Ltd.	1,400	30,813
Shimamura Co., Ltd.	500	56,640
Sports Direct International PLC*	3,304	35,566
Super Retail Group Ltd.	227	1,565
SuperGroup PLC*	1,528	34,501
T-Gaia Corp.	7,100	108,905
United Arrows Ltd.	200	8,668
USS Co., Ltd.	6,200	110,513
VT Holdings Co., Ltd.	35,700	222,173
WH Smith PLC	2,633	69,332
Xebio Holdings Co., Ltd.	7,200	129,889
Yamada Denki Co., Ltd.	23,500	106,522

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	129

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Yellow Hat Ltd.	5,000	$110,586
		9,767,663
Technology Hardware, Storage & Peripherals – 0.6%
Blackberry Ltd.*	12,502	91,064
Brother Industries Ltd.	10,100	130,398
Canon, Inc.	30,700	926,025
FUJIFILM Holdings Corp.	14,700	591,045
Hitachi Maxell Ltd.	10,200	176,065
Japan Digital Laboratory Co., Ltd.	4,716	60,613
Konica Minolta, Inc.	13,200	136,840
Logitech International S.A. (Registered)	4,117	60,768
NEC Corp.	76,000	236,172
Neopost S.A.	14,261	356,500
Ricoh Co., Ltd.	20,200	219,116
Riso Kagaku Corp.	6,600	120,597
Seiko Epson Corp.	10,000	153,884
Toshiba TEC Corp.	5,000	18,231
Wacom Co., Ltd.	16,500	62,076
Wincor Nixdorf AG	284	14,646
Yunbo Digital Synergy Group Ltd.*	46,000	13,295
		3,367,335
Textiles, Apparel & Luxury Goods – 1.5%
adidas AG	5,498	495,283
Asics Corp.	3,500	97,597
Brunello Cucinelli SpA	820	14,919
Burberry Group PLC	12,743	261,354
Christian Dior SE	1,673	330,991
Cie Financiere Richemont S.A. (Registered)	11,418	982,243
Delta-Galil Industries Ltd.	1,795	56,699
Descente Ltd.	2,800	36,127
Gerry Weber International AG	1,179	19,288
Gildan Activewear, Inc.	8,750	251,395
Global Brands Group Holding Ltd.*	2,214,000	459,935
Gunze Ltd.	2,000	6,381
Hermes International	834	322,770

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
HUGO BOSS AG	1,260	$130,264
The Japan Wool Textile Co., Ltd.	24,000	195,898
Kering	2,107	392,300
Li & Fung Ltd.	202,000	164,204
Luxottica Group SpA	4,657	327,953
LVMH Moet Hennessy Louis Vuitton SE	6,345	1,188,727
Moncler SpA	3,061	49,537
Onward Holdings Co., Ltd.	11,000	69,459
OVS SpA*(a)	39,760	274,945
Pacific Textiles Holdings Ltd.	61,000	87,209
Pandora A/S	3,448	399,642
Puma SE	125	28,113
Safilo Group SpA*	5,889	73,575
Salvatore Ferragamo SpA	939	25,621
Samsonite International S.A.	27,300	80,842
Seiko Holdings Corp.	49,000	321,591
Seiren Co., Ltd.	18,000	213,300
Sitoy Group Holdings Ltd.	80,000	38,296
Stella International Holdings Ltd.	14,000	34,647
The Swatch Group AG	441	173,089
The Swatch Group AG (Registered)	2,373	172,122
Ted Baker PLC	3,392	158,573
Texwinca Holdings Ltd.	338,000	329,273
Tod’s SpA	231	19,457
TSI Holdings Co., Ltd.	4,800	33,889
Wacoal Holdings Corp.	3,000	37,887
Yondoshi Holdings, Inc.	1,400	29,792
Yue Yuen Industrial Holdings Ltd.	12,500	45,725
		8,430,912
Thrifts & Mortgage Finance – 0.2%
Aareal Bank AG	2,262	86,581
Equitable Group, Inc.	2,683	118,980
First National Financial Corp.	2,172	36,904
Genworth MI Canada, Inc.	1,000	24,710
Home Capital Group, Inc.	1,940	47,227
OneSavings Bank PLC	30,924	182,344
The Paragon Group of Cos. PLC	117,903	764,775
		1,261,521

See Accompanying Notes to the Financial Statements.

130	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Tobacco – 0.9%
British American Tobacco PLC	43,792	$2,610,271
Imperial Tobacco Group PLC	23,031	1,244,562
Japan Tobacco, Inc.	30,200	1,053,841
Swedish Match AB	5,390	170,569
		5,079,243
Trading Companies & Distributors – 1.8%
AddTech AB, Class B	4,329	61,945
Ashtead Group PLC	12,252	189,220
BayWa AG	3,035	103,244
Brenntag AG	4,416	268,053
Bunzl PLC	9,261	265,887
Cramo Oyj	14,112	260,333
Diploma PLC	10,537	104,393
Finning International, Inc.	5,171	82,603
Grafton Group PLC	3,975	41,377
Hanwa Co., Ltd.	98,000	408,486
Inaba Denki Sangyo Co., Ltd.	2,870	90,137
Inabata & Co., Ltd.	19,300	225,507
ITOCHU Corp.	61,600	777,944
Iwatani Corp.	6,992	38,994
Kanamoto Co., Ltd.	15,823	321,639
Kanematsu Corp.	181,000	301,479
Kuroda Electric Co., Ltd.	12,600	257,273
Marubeni Corp.	52,000	302,671
MISUMI Group, Inc.	8,100	106,658
Mitani Corp.	4,100	101,927
Mitsubishi Corp.	62,400	1,144,065
Mitsui & Co., Ltd.	74,300	948,491
MonotaRO Co., Ltd.	800	20,783
Nagase & Co., Ltd.	4,900	61,395
Nippon Steel & Sumikin Bussan Corp.	75,000	262,275
Nishio Rent All Co., Ltd.	10,900	255,530
Noble Group Ltd.	193,100	69,629
Ramirent Oyj	14,674	114,764
Rexel S.A.	11,680	160,376
Richelieu Hardware Ltd.	424	22,273
Russel Metals, Inc.	1,087	16,949
Seven Group Holdings Ltd.	1,044	3,761
SIG PLC	201,709	415,878
Sojitz Corp.	32,000	71,067

	Shares	Value
Trading Companies & Distributors – (continued)
Sumitomo Corp.	56,200	$619,632
Summit Ascent Holdings Ltd.*	56,000	28,036
Toromont Industries Ltd.	3,183	82,789
Toyota Tsusho Corp.	5,800	133,807
Travis Perkins PLC	9,372	277,324
Trusco Nakayama Corp.	3,300	116,495
Wakita & Co., Ltd.	2,000	15,844
Wolseley PLC	7,857	463,168
Yamazen Corp.	31,600	284,119
Yuasa Trading Co., Ltd.	3,500	81,993
		9,980,213
Transportation Infrastructure – 0.5%
Abertis Infraestructuras S.A.	13,226	220,759
Aena S.A.* (a)	1,536	172,219
Aeroports de Paris	1,473	186,065
Ansaldo STS SpA	8,581	91,709
ASTM SpA	8,183	110,280
Atlantia SpA	10,146	282,436
Auckland International Airport Ltd.	8,195	29,165
BBA Aviation PLC	1,784	5,254
Flughafen Wien AG	215	20,356
Flughafen Zuerich AG (Registered)	50	37,991
Fraport AG Frankfurt Airport Services Worldwide	267	17,018
Groupe Eurotunnel SE (Registered)	18,257	257,036
Hamburger Hafen und Logistik AG	2,488	36,155
Hong Kong Aircraft Engineering Co., Ltd.	2,800	22,490
Hutchison Port Holdings Trust, Class U	215,700	119,714
Japan Airport Terminal Co., Ltd.	500	27,346
Kamigumi Co., Ltd.	10,000	86,679
Macquarie Atlas Roads Group	33,675	98,024
Mitsubishi Logistics Corp.	3,000	43,406
Port of Tauranga Ltd.	3,261	39,715
Qube Holdings Ltd.	17,365	28,371
SATS Ltd.	19,000	51,417
SIA Engineering Co., Ltd.	5,000	14,245

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	131

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – (continued)
Societa Iniziative Autostradali e Servizi SpA	1,647	$18,976
The Sumitomo Warehouse Co., Ltd.	11,000	58,794
Sydney Airport	34,812	160,196
Transurban Group	51,518	383,728
Westshore Terminals Investment Corp.	134	2,234
		2,621,778
Water Utilities – 0.1%
The Athens Water Supply & Sewage Co. S.A.	4,959	31,553
Hyflux Ltd.	125,800	61,081
Pennon Group PLC	11,152	139,680
Severn Trent PLC	6,667	230,951
United Utilities Group PLC	18,915	288,764
		752,029
Wireless Telecommunication Services – 1.1%
Cellcom Israel Ltd.*	27,458	204,743
Drillisch AG	2,820	146,130
Freenet AG	2,099	71,137
Japan Communications, Inc.*	9,700	24,114
KDDI Corp.	46,000	1,122,983
M1 Ltd.	7,000	14,195
Millicom International Cellular S.A. (SDR)	1,668	93,704
NTT DOCOMO, Inc.	31,700	619,290
Okinawa Cellular Telephone Co.	3,200	89,629
Rogers Communications, Inc., Class B	8,583	341,326
SmarTone Telecommunications Holdings Ltd.	45,240	80,555
SoftBank Group Corp.	22,141	1,247,088
StarHub Ltd.	9,000	23,135
Tele2 AB, Class B	12,961	130,511
Vodafone Group PLC	613,536	2,030,115
		6,238,655
Total Common Stocks (Cost $586,654,141)		563,317,021

	No. of Rights	Value
RIGHTS – 0.0%†
Banco Santander S.A., expiring 11/03/15*	507,920	$28,054
Euro Disney S.C.A. (Registered), expiring 10/31/16 at 1.25 EUR* ^	71,968	—
FlexiGroup Ltd., expiring 11/16/15 at 1.00 AUD* ^	17,459	10,712
Mediolanum SpA, expiring 11/26/15* ^	2,092	—
Technicolor S.A., expiring 11/04/15 at 4.70 EUR*	126,035	31,186
Total Rights (Cost $28,229)		69,952
Total Investment Securities (Cost $586,682,370) – 98.8%		563,386,973
Other assets less liabilities –1.2%		6,800,933
Net Assets – 100.0%		$570,187,906

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2015, the value of these securities amounted to $166,996 or 0.03% of net assets.

†	Amount represents less than 0.05%.

(a)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CVA – Dutch Certificate

DKK – Danish Krone

EUR – Euro

FDR – Finnish Depositary Receipt

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

REIT – Real Estate Investment Trust

SDR – Swedish Depositary Receipt

See Accompanying Notes to the Financial Statements.

132	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

SEK –Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,460,130
Aggregate gross unrealized depreciation	(73,761,555)
Net unrealized depreciation	$(25,301,425)
Federal income tax cost of investments	$588,688,398

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of October 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	56	12/18/15	$2,105,109	$150,252
FTSE 100® Index Futures Contracts	15	12/18/15	1,464,091	45,775
Hang Seng Index Futures Contract	1	11/27/15	146,347	(4,418)
Nikkei 225 Index Futures Contracts	17	12/10/15	1,343,236	96,933
S&P Toronto Stock Exchange 60® Index Futures Contracts	7	12/17/15	847,908	2,221
SPI 200® Index Futures Contracts	7	12/17/15	653,734	20,321
				$311,084

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of October 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CAD	273,598	Morgan Stanley	USD	206,300	12/16/15	$2,764
CHF	38,586	Bank of New York	USD	39,899	12/16/15	(696)
DKK	459,137	Societe Generale	USD	69,638	12/16/15	(1,547)
EUR	820,260	Morgan Stanley	USD	928,772	12/16/15	(22,035)
EUR	133,542	Bank of Montreal	USD	150,000	12/16/15	(2,379)
GBP	336,919	Citibank N.A.	USD	518,575	12/16/15	1,661
GBP	92,316	Goldman Sachs	USD	140,000	12/16/15	2,546
HKD	542,184	Morgan Stanley	USD	69,954	12/16/15	15
ILS	914,679	Citibank N.A.	USD	235,727	12/16/15	1,168
JPY	147,891,663	Citibank N.A.	USD	1,234,081	12/16/15	(7,682)
USD	28,722	Bank of Montreal	AUD	40,410	12/16/15	(44)
USD	200,000	Morgan Stanley	CAD	265,816	12/16/15	(3,118)
USD	170,000	JPMorgan Chase Bank	CHF	165,155	12/16/15	2,209
USD	150,000	The Toronto-Dominion Bank	CHF	145,744	12/16/15	1,929
USD	200,000	JPMorgan Chase Bank	GBP	131,212	12/16/15	(2,604)
USD	180,000	Morgan Stanley	JPY	21,600,266	12/16/15	879
USD	600,000	Goldman Sachs	JPY	72,144,888	12/16/15	1,734
USD	64,958	Bank of New York	NOK	533,926	12/16/15	1,905
USD	381,403	Morgan Stanley	SEK	3,143,317	12/16/15	10,817
USD	80,000	Societe Generale	SEK	670,377	12/16/15	965
USD	118,120	Morgan Stanley	SGD	166,884	12/16/15	(864)
						$(12,377)

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	133

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2015:

Australia	5.2%
Austria	0.3
Belgium	1.2
Canada	7.5
Denmark	1.6
Finland	0.9
France	7.5
Germany	6.7
Greece	0.2
Hong Kong	2.9
Ireland	0.3
Israel	0.9
Italy	2.7
Japan	25.8
Netherlands	2.1
New Zealand	0.3
Norway	1.0
Portugal	0.2
Singapore	1.6
Spain	2.3
Sweden	2.4
Switzerland	6.3
United Kingdom	18.9
Other[1]	1.2
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

134	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

October 31, 2015

	Shares	Value
COMMON STOCKS – 98.7%
Aerospace & Defense – 0.2%
Aselsan Elektronik Sanayi ve Ticaret A/S	1,645	$7,881
AVIC International Holding HK Ltd.*	324,000	38,880
AviChina Industry & Technology Co., Ltd., Class H	92,000	75,380
Bharat Electronics Ltd.	1,566	29,808
Embraer S.A.	24,800	182,468
Korea Aerospace Industries Ltd.	1,420	112,100
		446,517
Air Freight & Logistics – 0.1%
Blue Dart Express Ltd.	60	6,986
GD Express Carrier Bhd	63,300	20,039
Hanjin Transportation Co., Ltd.	866	33,765
Hyundai Glovis Co., Ltd.	796	137,199
Kerry TJ Logistics Co., Ltd.	14,000	16,733
POS Malaysia Bhd	21,600	19,508
Sinotrans Ltd., Class H	92,000	50,332
		284,562
Airlines – 0.5%
Air Arabia PJSC	49,319	18,128
Air China Ltd., Class H	88,000	85,047
Asiana Airlines, Inc.*	4,720	20,059
Avianca Holdings S.A. (Preference)	18,881	9,664
Bangkok Airways Co., Ltd. (NVDR)	3,600	2,035
Cebu Air, Inc.	54,000	102,879
China Airlines Ltd.*	86,000	30,862
China Eastern Airlines Corp. Ltd., Class H*	52,000	33,615
China Southern Airlines Co., Ltd., Class H	78,000	66,324
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	58,200	99,296

	Shares	Value
Airlines – (continued)
Eva Airways Corp.*	51,627	$30,375
Garuda Indonesia Persero Tbk PT*	962,216	22,496
Grupo Aeromexico SAB de CV*	49,700	87,200
Hanjin Kal Corp.	1,615	30,811
Jet Airways India Ltd.*	7,871	52,692
Korean Air Lines Co., Ltd.*	1,390	37,614
Latam Airlines Group S.A.*	15,286	81,723
Pegasus Hava Tasimaciligi A/S*	5,162	33,153
Thai Airways International PCL (NVDR)*	56,620	16,078
Turk Hava Yollari AO*	25,544	75,537
		935,588
Auto Components – 1.4%
Actron Technology Corp.	7,000	24,150
Apollo Tyres Ltd.	7,111	18,614
Balkrishna Industries Ltd.	4,918	49,127
Bharat Forge Ltd.	3,546	46,633
Bosch Ltd.	313	97,991
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	5,506	15,828
Chaowei Power Holdings Ltd.*	185,000	119,115
Cheng Shin Rubber Industry Co., Ltd.	55,400	100,515
Cub Elecparts, Inc.*	1,149	14,476
Depo Auto Parts Ind Co., Ltd.	9,000	30,219
Dong Ah Tire & Rubber Co., Ltd.	823	18,011
Exide Industries Ltd.	15,469	35,391
Federal Corp.	57,895	26,394
Fuyao Glass Industry Group Co., Ltd., Class H* (a)	42,000	89,852
Global & Yuasa Battery Co., Ltd.	1,971	70,538
Halla Holdings Corp.	2,499	124,725
Hankook Tire Co., Ltd.	3,196	122,648
Hanon Systems	1,260	49,624
Hiroca Holdings Ltd.*	8,000	31,543

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	135

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Hota Industrial Manufacturing Co., Ltd.	18,537	$61,669
Hu Lane Associate, Inc.	8,000	37,088
Hyundai Mobis Co., Ltd.	2,532	533,029
Hyundai Wia Corp.	611	71,548
Iron Force Industrial Co., Ltd.*	3,060	17,014
Kenda Rubber Industrial Co., Ltd.	28,733	46,378
Kumho Tire Co., Inc.*	5,524	33,433
Macauto Industrial Co., Ltd.	5,000	27,646
Mahindra CIE Automotive Ltd.*	6,379	24,698
Mahle-Metal Leve S.A.	6,900	42,025
Mando Corp.	333	43,376
Minth Group Ltd.	20,000	41,548
Motherson Sumi Systems Ltd.	11,062	41,636
Motonic Corp.	1,535	16,898
Nan Kang Rubber Tire Co., Ltd.*	25,000	22,140
Nexen Tire Corp.	1,812	20,980
Nexteer Automotive Group Ltd.	15,000	16,026
Pyeong Hwa Automotive Co., Ltd.	2,834	36,293
S&T Motiv Co., Ltd.	1,084	68,936
SL Corp.	4,936	73,604
Sri Trang Agro-Industry PCL (NVDR)	196,638	62,473
Stomil Sanok S.A.	2,092	31,118
Sungwoo Hitech Co., Ltd.	13,309	103,082
Tong Yang Industry Co., Ltd.	16,400	18,010
Tube Investments of India Ltd.	3,206	19,473
Tung Thih Electronic Co., Ltd.	6,000	49,440
Weifu High-Technology Group Co., Ltd., Class B	17,500	44,845
Xinchen China Power Holdings Ltd.*	100,000	23,742
		2,713,542
Automobiles – 1.9%
Astra International Tbk PT	665,400	286,821

	Shares	Value
Automobiles – (continued)
BAIC Motor Corp. Ltd., Class H(a)	73,500	$64,869
Bajaj Auto Ltd.	3,355	130,947
Brilliance China Automotive Holdings Ltd.	88,000	122,404
Byd Co., Ltd., Class H*	23,000	143,637
China Motor Corp.	36,000	25,506
Dongfeng Motor Group Co., Ltd., Class H	114,000	165,335
DRB-Hicom Bhd	52,000	16,220
Ford Otomotiv Sanayi A/S	2,839	33,445
Geely Automobile Holdings Ltd.	200,000	107,611
Ghabbour Auto*	27,438	10,285
Great Wall Motor Co., Ltd., Class H	118,500	144,950
Guangzhou Automobile Group Co., Ltd., Class H	72,000	63,359
Hero MotoCorp Ltd.	2,789	110,177
Hyundai Motor Co.	5,725	783,387
Hyundai Motor Co. (Preference)	653	63,006
Hyundai Motor Co. (2nd Preference)	1,013	101,295
Hyundai Motor Co. (3rd Preference)	116	10,114
Jiangling Motors Corp. Ltd., Class B	4,900	15,787
Kia Motors Corp.	9,865	482,845
Mahindra & Mahindra Ltd.	3,709	67,181
Mahindra & Mahindra Ltd. (GDR)	8,507	153,977
Oriental Holdings Bhd	17,800	29,087
Qingling Motors Co., Ltd., Class H	76,000	24,516
Sanyang Motor Co., Ltd.*	35,000	23,395
Ssangyong Motor Co.*	2,570	18,665
TAN Chong Motor Holdings Bhd	76,200	44,344
Tata Motors Ltd.*	18,946	111,612
Tata Motors Ltd. (ADR)*	3,631	107,369
Tata Motors Ltd., Class A*	15,255	60,721
Tofas Turk Otomobil Fabrikasi A/S	5,005	33,090

See Accompanying Notes to the Financial Statements.

136	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Automobiles – (continued)
TVS Motor Co., Ltd.	6,454	$26,223
UMW Holdings Bhd	25,800	49,366
Yulon Motor Co., Ltd.	48,000	51,011
Yulon Nissan Motor Co., Ltd.	2,000	17,558
		3,700,115
Banks – 13.2%
Abu Dhabi Commercial Bank PJSC	72,994	149,053
AFFIN Holdings Bhd	3,510	1,953
Agricultural Bank of China Ltd., Class H	951,000	390,212
Ajman Bank PJSC*	60,785	29,955
Akbank TAS	38,442	98,891
Akbank TAS (ADR)	9,936	51,071
Al Khalij Commercial Bank QSC	3,010	17,695
Alior Bank S.A.*	1,395	29,420
Allahabad Bank	16,888	19,422
Alliance Financial Group Bhd	15,300	12,750
AMMB Holdings Bhd	20,400	22,698
Andhra Bank	48,673	48,602
Attijariwafa Bank	3,301	109,775
Banco Bradesco S.A.	23,080	140,750
Banco Bradesco S.A. (Preference)	91,139	497,943
Banco Davivienda S.A. (Preference)	7,240	59,643
Banco de Bogota S.A.	5,680	115,898
Banco de Chile	513,788	54,422
Banco de Credito e Inversiones	618	25,225
Banco do Brasil S.A.	44,700	185,724
Banco Santander Brasil S.A.	22,300	80,239
Banco Santander Chile	2,798,373	132,977
Bancolombia S.A.	7,750	63,094
Bancolombia S.A. (Preference)	15,227	132,285
Bangkok Bank PCL (NVDR)	21,300	100,309
Bank Central Asia Tbk PT	485,800	457,850
Bank Danamon Indonesia Tbk PT	38,400	7,743

	Shares	Value
Banks – (continued)
Bank Handlowy w Warszawie S.A.	722	$14,749
Bank Mandiri Persero Tbk PT	337,500	214,521
Bank Millennium S.A.*	20,424	32,448
Bank Negara Indonesia Persero Tbk PT	284,300	98,765
Bank of Ayudhya PCL (NVDR)	60,600	56,651
Bank of China Ltd., Class H	2,827,000	1,338,704
Bank of Communications Co., Ltd., Class H	817,000	605,099
Bank of India	10,862	21,825
Bank of the Philippine Islands	52,918	95,619
Bank Otkritie Financial Corp. PJSC*	1,360	27,500
Bank Pan Indonesia Tbk PT*	119,500	8,119
Bank Pekao S.A.	4,868	189,872
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,620,100	89,364
Bank Pembangunan Daerah Jawa Timur Tbk PT	2,489,300	78,748
Bank Rakyat Indonesia Persero Tbk PT	407,500	313,347
Bank Tabungan Negara Persero Tbk PT	1,210,600	104,808
Bank Zachodni WBK S.A.*	1,017	82,291
Banque Centrale Populaire	3,053	66,398
Banregio Grupo Financiero SAB de CV	10,800	58,225
Barclays Africa Group Ltd.	11,789	151,646
BBVA Banco Continental S.A.	17,467	16,539
BDO Unibank, Inc.	53,290	115,754
BIMB Holdings Bhd	20,880	19,927
BMCE Bank	376	8,246
BNK Financial Group, Inc.	8,759	107,562
BOC Hong Kong Holdings Ltd.	128,500	412,853
Canara Bank	6,769	28,684
Capitec Bank Holdings Ltd.	1,901	82,406
Central Bank of India	12,441	15,907
Chang Hwa Commercial Bank Ltd.	200,713	104,488
China Banking Corp.	41,905	35,801

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	137

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
China CITIC Bank Corp. Ltd., Class H*	456,000	$295,955
China Construction Bank Corp., Class H	3,655,300	2,655,364
China Development Financial Holding Corp.	493,000	132,880
China Everbright Bank Co., Ltd., Class H	182,000	89,472
China Merchants Bank Co., Ltd., Class H	169,899	446,116
China Minsheng Banking Corp. Ltd., Class H	242,100	243,971
Chong Hing Bank Ltd.	46,500	99,119
Chongqing Rural Commercial Bank Co., Ltd., Class H	151,000	95,275
CIMB Group Holdings Bhd	63,311	67,939
City Union Bank Ltd.	32,330	44,479
The Commercial Bank QSC	5,547	81,066
Commercial International Bank Egypt SAE	35,389	232,693
Corpbanca S.A.	5,872,737	53,536
Credicorp Ltd.	2,600	294,268
Credit Agricole Egypt SAE	6,376	19,374
CTBC Financial Holding Co., Ltd.	581,334	319,646
DGB Financial Group, Inc.	3,117	28,981
Doha Bank QSC	3,023	41,107
Dubai Islamic Bank PJSC	35,443	62,435
E.Sun Financial Holding Co., Ltd.	262,434	158,042
EnTie Commercial Bank Co., Ltd.	33,000	15,451
Far Eastern International Bank	71,676	22,300
Federal Bank Ltd.	47,940	39,800
First Financial Holding Co., Ltd.	353,954	171,724
First Gulf Bank PJSC	41,091	138,167
Getin Holding S.A.*	75,768	31,470
Getin Noble Bank S.A.*	16,961	3,522
Grupo Aval Acciones y Valores S.A. (Preference)	106,214	42,611
Grupo Elektra SAB de CV	2,640	52,555

	Shares	Value
Banks – (continued)
Grupo Financiero Banorte SAB de CV, Class O	106,600	$573,671
Grupo Financiero Inbursa SAB de CV, Class O	80,400	161,542
Grupo Financiero Santander Mexico SAB de CV, Class B	55,800	102,460
Hana Financial Group, Inc.	10,987	267,917
Harbin Bank Co., Ltd., Class H(a)	234,000	72,162
Hong Leong Bank Bhd	11,700	38,074
Hong Leong Financial Group Bhd	12,700	41,860
Hua Nan Financial Holdings Co., Ltd.	243,150	117,218
Huishang Bank Corp., Ltd., Class H	2,000	862
ICICI Bank Ltd.	95,096	403,116
ICICI Bank Ltd. (ADR)	4,390	37,842
IDBI Bank Ltd.	23,563	30,885
Indian Bank	29,416	56,203
Indian Overseas Bank*	112,164	60,077
Industrial & Commercial Bank of China Ltd., Class H	2,871,100	1,833,776
Industrial Bank of Korea	8,877	109,011
ING Bank Slaski S.A.	1,428	44,892
Intercorp Financial Services, Inc.	1,540	38,500
Itau Unibanco Holding S.A.	13,310	85,879
Itau Unibanco Holding S.A. (Preference)	112,178	772,534
Itausa – Investimentos Itau S.A.	43,329	84,321
Itausa – Investimentos Itau S.A. (Preference)	138,479	259,402
The Jammu & Kashmir Bank Ltd.	53,801	68,502
JB Financial Group Co., Ltd.	4,731	24,650
The Karur Vysya Bank Ltd.	13,817	89,135
Kasikornbank PCL (NVDR)	46,200	224,067
KB Financial Group, Inc.	14,886	472,022
Kiatnakin Bank PCL (NVDR)	29,400	27,691
King’s Town Bank Co., Ltd.	38,000	30,317
Komercni banka A/S	632	131,411
Krung Thai Bank PCL (NVDR)	116,900	56,203

See Accompanying Notes to the Financial Statements.

138	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Kwangju Bank*	5,930	$42,288
LH Financial Group PCL (NVDR)	290,449	13,311
Malayan Banking Bhd	103,273	198,565
Masraf Al Rayan QSC	13,965	165,727
mBank S.A.*	361	34,018
Mega Financial Holding Co., Ltd.	381,002	278,151
Metropolitan Bank & Trust Co.	45,412	82,492
National Bank of Abu Dhabi PJSC	50,389	119,356
The National Bank of Ras Al-Khaimah PSC	13,178	24,308
Nedbank Group Ltd.	8,078	134,855
Oriental Bank of Commerce	21,851	45,043
OTP Bank PLC	8,337	162,183
Philippine National Bank*	22,283	25,224
Powszechna Kasa Oszczednosci Bank Polski S.A.*	29,183	216,970
Public Bank Bhd	36,600	154,034
Qatar International Islamic Bank QSC	1,346	27,695
Qatar Islamic Bank SAQ	1,863	60,492
Qatar National Bank SAQ	6,478	324,768
RHB Capital Bhd	36,467	51,780
Rizal Commercial Banking Corp.	189,180	125,460
Sberbank PAO	400,131	567,370
Sberbank PAO (Preference)	50,146	53,794
Sekerbank TAS*	51,495	27,414
Shengjing Bank Co., Ltd., Class H(a)	46,500	62,279
Shinhan Financial Group Co., Ltd.	18,065	690,084
The Siam Commercial Bank PCL (NVDR)	60,700	227,833
SinoPac Financial Holdings Co., Ltd.	346,522	114,748
Sociedad Matriz del Banco de Chile S.A., Class B	133,757	38,065

	Shares	Value
Banks – (continued)
Standard Bank Group Ltd.	45,227	$471,477
State Bank of India	44,500	161,431
State Bank of India (GDR)	1,914	69,383
Syndicate Bank	50,176	72,102
Ta Chong Bank Ltd.*	75,774	32,211
Taichung Commercial Bank Co., Ltd.	35,032	10,694
Taishin Financial Holding Co., Ltd.	364,945	143,332
Taiwan Business Bank*	132,480	34,075
Taiwan Cooperative Financial Holding Co., Ltd.	244,798	109,717
Thanachart Capital PCL (NVDR)	9,400	8,854
Tisco Financial Group PCL (NVDR)	28,820	30,588
TMB Bank PCL (NVDR)	721,200	53,937
Turkiye Garanti Bankasi A/S	40,505	105,311
Turkiye Garanti Bankasi A/S (ADR)	30,454	78,724
Turkiye Halk Bankasi A/S	12,875	48,421
Turkiye Is Bankasi, Class C	32,134	54,962
Turkiye Sinai Kalkinma Bankasi A/S	46,892	24,802
Turkiye Vakiflar Bankasi TAO, Class D	58,186	83,134
UCO Bank	86,461	67,481
Union Bank of India	5,963	14,290
Union Bank of Taiwan	29,356	8,681
Union Bank of the Philippines	15,591	18,981
Union National Bank PJSC	40,873	62,318
Vijaya Bank	79,449	44,864
VTB Bank PJSC	141,429,052	160,269
VTB Bank PJSC (GDR)	22,567	49,602
Woori Bank	11,705	101,850
Yapi ve Kredi Bankasi A/S	4,746	5,787
		26,123,570
Beverages – 1.4%
Ambev S.A.	161,609	802,653
Anadolu Efes Biracilik ve Malt Sanayii A/S	8,330	65,802
Arca Continental SAB de CV	9,800	62,700
Capevin Holdings Ltd.	48,622	35,216

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	139

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Beverages – (continued)
Carabao Group PCL (NVDR)	2,800	$3,070
Carlsberg Brewery Malaysia Bhd, Class B	1,300	3,758
Cia Cervecerias Unidas S.A.	6,122	73,508
Coca-Cola Embonor S.A. (Preference), Class B	53,499	92,908
Coca-Cola Femsa SAB de CV	13,200	101,399
Coca-Cola Icecek A/S	4,487	56,943
Distell Group Ltd.	563	7,263
Embotelladora Andina S.A. (Preference), Class B	23,558	86,475
Emperador, Inc.	146,700	26,006
Fomento Economico Mexicano SAB de CV	77,712	767,164
Fraser & Neave Holdings Bhd	2,700	11,351
Hey Song Corp.	23,500	23,092
Hite Jinro Co., Ltd.	1,102	22,136
Lotte Chilsung Beverage Co., Ltd.	24	47,009
Muhak Co., Ltd.*	751	31,620
Organizacion Cultiba SAB de CV	36,900	49,985
Tibet 5100 Water Resources Holdings Ltd.	131,000	42,596
Tsingtao Brewery Co., Ltd., Class H	10,000	47,935
United Breweries Ltd.	2,435	34,974
United Spirits Ltd.*	1,979	95,261
Vina Concha y Toro S.A.	60,860	103,622
Yantai Changyu Pioneer Wine Co., Ltd., Class B	20,571	65,481
		2,759,927
Biotechnology – 0.3%
Amicogen, Inc.	459	26,935
Biocon Ltd.	5,764	40,131
Cell Biotech Co., Ltd.	837	46,400
China Biologic Products, Inc.*	400	45,576
China Regenerative Medicine International Ltd.*	930,000	55,199
Genexine Co., Ltd.*	364	27,267

	Shares	Value
Biotechnology – (continued)
Green Cross Corp.	214	$34,070
iNtRON Biotechnology, Inc.*	1,082	40,383
Medigen Biotechnology Corp.*	12,099	35,071
Medy-Tox, Inc.	156	66,626
Naturalendo Tech Co., Ltd.*	1,586	32,066
OBI Pharma, Inc.*	3,000	37,149
PharmaEngine, Inc.	2,065	13,358
Seegene, Inc.*	655	22,723
Taigen Biopharmaceuticals Holdings Ltd.*	29,000	24,655
Taiwan Liposome Co., Ltd.*	4,340	18,716
ViroMed Co., Ltd.*	575	80,144
		646,469
Building Products – 0.3%
Astral Polytechnik Ltd.	1,823	11,561
Byucksan Corp.	3,380	27,988
China Lesso Group Holdings Ltd.	28,000	22,797
Chosun Refractories Co., Ltd.	455	37,716
Dynasty Ceramic PCL (NVDR)	172,800	19,725
IS Dongseo Co., Ltd.	630	23,596
Kajaria Ceramics Ltd.	4,439	61,621
KCC Corp.	202	72,380
LG Hausys Ltd.	146	21,771
Sammok S-Form Co., Ltd.	1,584	29,039
Sintex Industries Ltd.	77,710	120,171
Sung Kwang Bend Co., Ltd.	5,082	41,902
Sunspring Metal Corp.	17,000	24,429
Taiwan Glass Industry Corp.*	75,000	29,687
Trakya Cam Sanayii A/S	101,274	67,131
Xxentria Technology Materials Corp.	12,653	37,066
		648,580
Capital Markets – 1.5%
Administradora de Fondos de Pensiones Habitat S.A.	14,910	17,698
Brait SE*	12,167	139,959
Capital Securities Corp.	77,000	22,913
Central China Securities Co., Ltd., Class H	9,000	4,692

See Accompanying Notes to the Financial Statements.

140	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
CETIP S.A. – Mercados Organizados	9,606	$85,222
China Bills Finance Corp.	71,000	24,605
China Cinda Asset Management Co., Ltd., Class H	422,000	164,986
China Everbright Ltd.	36,000	85,191
China Galaxy Securities Co., Ltd., Class H	130,500	113,828
CITIC Securities Co., Ltd., Class H	82,000	177,964
Coronation Fund Managers Ltd.	9,979	52,762
Daewoo Securities Co., Ltd.	9,354	91,074
Daishin Securities Co., Ltd.	4,210	38,775
Daishin Securities Co., Ltd. (Preference)	1,500	9,644
Dubai Investments PJSC	52,361	32,219
Edelweiss Financial Services Ltd.	20,970	19,142
Egypt Kuwait Holding Co. SAE	235,072	136,342
Egyptian Financial Group-Hermes Holding Co.*	21,531	24,132
Eugene Investment & Securities Co., Ltd.*	21,163	51,977
GF Securities Co., Ltd., Class H*	51,400	102,135
Grupo Financiero Interacciones S.A. de CV, Class O	9,100	59,003
Guotai Junan International Holdings Ltd.	130,800	48,606
Haitong Securities Co., Ltd., Class H	123,200	215,875
Hanwha Investment & Securities Co., Ltd.	14,471	56,993
HMC Investment Securities Co., Ltd.	6,610	59,719
Hyundai Securities Co., Ltd.	6,570	39,879
IIFL Holdings Ltd.*	18,834	55,541
Investec Ltd.	9,247	76,773

	Shares	Value
Capital Markets – (continued)
Jih Sun Financial Holdings Co., Ltd.	8,450	$1,911
KIWOOM Securities Co., Ltd.	188	9,680
Korea Investment Holdings Co., Ltd.	2,025	108,351
Kyobo Securities Co., Ltd.	4,853	41,930
Macquarie Korea Infrastructure Fund	14,065	98,697
Masterlink Securities Corp.	294,033	84,686
Meritz Securities Co., Ltd.	11,826	52,904
Mirae Asset Securities Co., Ltd.	787	17,638
NH Investment & Securities Co., Ltd.	4,706	41,692
OSK Holdings Bhd	183,600	71,799
Pioneers Holding for Financial Investments SAE*	26,756	27,589
President Securities Corp.	43,000	19,206
PSG Konsult Ltd.	36,018	21,261
Religare Enterprises Ltd.*	3,905	17,826
Samsung Securities Co., Ltd.	2,171	91,978
Shenwan Hongyuan HK Ltd.	35,000	15,445
Shinyoung Securities Co., Ltd.	860	41,640
SK Securities Co., Ltd.*	22,841	23,541
Waterland Financial Holdings Co., Ltd.	59,385	14,671
Yuanta Financial Holding Co., Ltd.	367,005	144,706
Yuanta Securities Korea Co., Ltd.*	893	3,129
Zeder Investments Ltd.	95,295	54,527
		3,012,456
Chemicals – 2.9%
AECI Ltd.	13,432	92,617
AK Holdings, Inc.	208	15,691
Alexandria Mineral Oils Co.	13,177	49,311
Alpek SAB de CV	20,000	28,859
Asia Polymer Corp.	44,100	25,607
Asian Paints Ltd.	12,733	161,859
BASF India Ltd.	836	11,521
Batu Kawan Bhd	4,500	18,300
Bayer CropScience Ltd.	562	30,035
Berger Paints India Ltd.	9,474	32,143

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	141

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Bloomage BioTechnology Corp. Ltd.	7,500	$13,645
Braskem S.A. (Preference), Class A	3,900	22,099
Castrol India Ltd.	2,653	18,798
China BlueChemical Ltd., Class H	71,100	21,284
China Lumena New Materials Corp.* ^	888,000	–
China Man-Made Fiber Corp.*	342,000	99,028
China Petrochemical Development Corp.*	105,700	26,959
China Steel Chemical Corp.	5,000	18,944
China Synthetic Rubber Corp.	29,430	21,757
Ciech S.A.*	3,128	60,731
Coromandel International Ltd.	21,345	61,165
Cydsa SAB de CV	11,600	17,545
D&L Industries, Inc.	78,200	16,285
Dongyue Group Ltd.	327,000	89,871
Eastern Polymer Group PCL (NVDR)	52,200	13,209
Eternal Materials Co., Ltd.	20,600	19,544
Everlight Chemical Industrial Corp.	28,940	18,632
Formosa Chemicals & Fibre Corp.	130,980	300,584
Formosa Plastics Corp.	181,440	421,973
Formosan Rubber Group, Inc.	148,000	83,885
Fufeng Group Ltd.	75,600	39,994
Godrej Industries Ltd.	3,377	20,233
Grand Pacific Petrochemical	272,000	133,639
Green Seal Holding Ltd.	2,000	7,578
Grupa Azoty S.A.*	1,225	29,285
Gubre Fabrikalari TAS	34,735	78,618
Gujarat Fluorochemicals Ltd.	1,704	16,838
Hansol Chemical Co., Ltd.	1,000	58,769
Hanwha Chemical Corp.	3,940	76,896
Hanwha Corp.	1,676	55,203
Ho Tung Chemical Corp.*	300,177	69,534
Huabao International Holdings Ltd.	65,000	27,258

	Shares	Value
Chemicals – (continued)
Huchems Fine Chemical Corp.	1,440	$23,683
Hyosung Corp.	1,126	115,558
Indorama Ventures PCL (NVDR)	61,700	40,072
Kolon Corp.	1,755	98,676
Kolon Industries, Inc.	792	43,141
Korea PetroChemical Ind Co., Ltd.	268	41,609
Kukdo Chemical Co., Ltd.	1,038	55,904
Kumho Petrochemical Co., Ltd.	43	2,188
LCY Chemical Corp.*	40,000	35,671
LG Chem Ltd.	1,625	434,027
LG Chem Ltd. (Preference)	179	33,836
Lotte Chemical Corp.	639	134,801
Mexichem SAB de CV	33,500	86,827
Monsanto India Ltd.	304	11,008
Namhae Chemical Corp.	3,200	28,209
Nan Ya Plastics Corp.	181,010	360,754
Nantex Industry Co., Ltd.	17,425	14,734
Ocean Plastics Co., Ltd.*	28,000	24,754
OCI Co., Ltd.	782	56,384
OCI Materials Co., Ltd.	490	39,929
Omnia Holdings Ltd.	4,491	49,930
Petkim Petrokimya Holding A/S*	17,696	26,134
Petronas Chemicals Group Bhd	65,500	96,817
PhosAgro OAO	1,791	73,777
PI Industries Ltd.	3,821	39,084
Pidilite Industries Ltd.	3,715	31,928
PTT Global Chemical PCL (NVDR)	72,800	114,110
Rallis India Ltd.	3,030	9,605
Samsung Fine Chemicals Co., Ltd.	2,132	70,222
San Fang Chemical Industry Co., Ltd.	26,439	32,943
Scientex Bhd	32,500	57,949
Shinkong Synthetic Fibers Corp.	160,000	43,815
Sidi Kerir Petrochemicals Co.	5,418	8,960

See Accompanying Notes to the Financial Statements.

142	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Sinofert Holdings Ltd.	183,700	$32,473
Sinopec Shanghai Petrochemical Co., Ltd., Class H*	176,000	73,578
SK Chemicals Co., Ltd.	593	35,162
SKC Co., Ltd.	952	32,108
SKCKOLONPI, Inc.*	1,052	9,827
Sociedad Quimica y Minera de Chile S.A. (Preference), Class B	3,725	71,764
Solar Applied Materials Technology Co.	120,000	76,886
Solar Industries India Ltd.	346	17,854
Soulbrain Co., Ltd.	3,006	105,074
Swancor Ind Co., Ltd.	7,338	50,859
Synthos S.A.	4,438	4,251
Taekwang Industrial Co., Ltd.	18	17,526
Taiwan Fertilizer Co., Ltd.	5,000	6,400
TSRC Corp.	28,900	19,808
Unid Co., Ltd.	1,620	72,613
UPC Technology Corp.	268,000	81,976
UPL Ltd.	10,359	72,875
Uralkali PJSC*	20,014	48,589
USI Corp.	266,000	111,026
Victory New Materials Ltd. Co.*	18,200	42,328
Yingde Gases Group Co., Ltd.	16,000	7,164
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	12,000	24,692
		5,777,598
Commercial Services & Supplies – 0.2%
China Everbright International Ltd.	100,000	161,804
Cleanaway Co., Ltd.*	7,000	34,500
Dynagreen Environmental Protection Group Co., Ltd., Class H*	30,000	16,606
iOne Holdings Ltd.*	460,000	17,510
KEPCO Plant Service & Engineering Co., Ltd.	783	71,429

	Shares	Value
Commercial Services & Supplies – (continued)
S-1 Corp.	596	$51,756
Taiwan Secom Co., Ltd.	11,165	33,601
Taiwan Sogo Shin Kong SEC	24,240	29,270
Yestar International Holdings Co., Ltd.	60,000	24,000
		440,476
Communications Equipment – 0.4%
Accton Technology Corp.	85,000	53,414
Advanced Ceramic X Corp.	4,000	25,074
Alpha Networks, Inc.	105,300	60,981
BYD Electronic International Co., Ltd.*	43,000	28,241
China All Access Holdings Ltd.	352,000	122,176
CyberTAN Technology, Inc.	45,000	23,634
D-Link Corp.*	100,044	31,896
Humax Co., Ltd.	4,262	64,862
Senao Networks, Inc.	2,000	14,355
Sercomm Corp.	23,000	53,562
Unizyx Holding Corp.	88,000	34,020
Wistron NeWeb Corp.	8,018	21,191
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(a)	18,500	21,006
Zinwell Corp.	79,000	97,340
ZTE Corp., Class H	25,680	62,095
		713,847
Construction & Engineering – 1.7%
Arabtec Holding PJSC*	85,314	37,862
BES Engineering Corp.	427,000	100,754
Budimex S.A.	1,240	67,518
CH Karnchang PCL (NVDR)	26,537	21,077
China Communications Construction Co., Ltd., Class H	171,000	236,529
China Machinery Engineering Corp., Class H	63,200	55,126
China Railway Construction Corp. Ltd., Class H	78,000	117,351
China Railway Group Ltd., Class H	158,000	150,455

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	143

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
China Singyes Solar Technologies Holdings Ltd.*	147,000	$115,512
China State Construction International Holdings Ltd.	60,000	91,354
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,500	24,923
Concord New Energy Group Ltd.	480,000	32,825
Continental Holdings Corp.*	191,850	62,938
CTCI Corp.	18,000	23,509
Daelim Industrial Co., Ltd.	927	60,822
Daewoo Engineering & Construction Co., Ltd.*	8,221	46,944
Dialog Group Bhd	115,888	43,161
Doosan Engineering & Construction Co., Ltd.	8,316	48,800
e Tec E&C Ltd.	24	3,299
Engineers India Ltd.	7,896	23,732
Gamuda Bhd	81,000	84,846
GMR Infrastructure Ltd.*	244,170	48,950
Grana y Montero SAA	150,008	120,116
GS Engineering & Construction Corp.*	1,337	27,325
Hyundai Development Co-Engineering & Construction	2,030	81,998
Hyundai Engineering & Construction Co., Ltd.	2,638	80,062
IJM Corp. Bhd	134,800	104,175
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	32,349	58,734
IRB Infrastructure Developers Ltd.	14,927	56,206
Italian-Thai Development PCL (NVDR)*	135,443	31,416
Kumho Industrial Co., Ltd.*	2,693	41,220
Kuo Toong International Co., Ltd.	19,045	21,472
Larsen & Toubro Ltd.	2,313	49,925
Larsen & Toubro Ltd. (GDR)	6,664	142,610

	Shares	Value
Construction & Engianeering – (continued)
Malaysian Resources Corp. Bhd	70,600	$20,871
Metallurgical Corp. of China Ltd., Class H^	162,000	59,782
NCC Ltd./India	42,441	52,187
Orascom Construction Ltd.*	4,075	40,750
Pembangunan Perumahan Persero Tbk PT	221,700	61,712
Promotora y Operadora de Infraestructura SAB de CV*	9,400	117,785
Promotora y Operadora de Infraestructura SAB de CV, Class L*	2,300	25,072
Rich Development Co., Ltd.	203,467	65,496
Ruentex Engineering & Construction Co.	16,000	19,123
Sadbhav Engineering Ltd.	7,246	35,384
Samho International Co., Ltd.*	478	7,379
Samsung Engineering Co., Ltd.*	1,287	20,546
Sinopec Engineering Group Co., Ltd., Class H	25,000	21,613
Sino-Thai Engineering & Construction PCL (NVDR)	41,571	29,512
Taeyoung Engineering & Construction Co., Ltd.*	7,920	40,918
Tekfen Holding A/S	82,884	118,707
TTCL PCL (NVDR)	29,700	18,788
UEM Edgenta Bhd	47,200	36,587
Voltas Ltd.	11,827	51,302
Waskita Karya Persero Tbk PT	352,393	41,965
WCT Holdings Bhd	6,450	2,057
Wijaya Karya Persero Tbk PT	88,000	18,902
Wilson Bayly Holmes-Ovcon Ltd.	12,333	115,687
		3,335,671
Construction Materials – 1.7%
ACC Ltd.	1,496	31,584
Akcansa Cimento A/S	3,896	18,332
Ambuja Cements Ltd.	27,252	86,308

See Accompanying Notes to the Financial Statements.

144	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – (continued)
Anhui Conch Cement Co., Ltd., Class H	49,000	$150,159
Asia Cement China Holdings Corp.	129,500	40,604
Asia Cement Co., Ltd.	461	43,672
Asia Cement Corp.	107,020	111,261
BBMG Corp., Class H	347,000	244,912
Cementos Argos S.A.	17,080	56,707
Cementos Argos S.A. (Preference)	14,164	44,625
Cemex SAB de CV*	498,728	315,915
Century Textiles & Industries Ltd.	2,602	22,068
CHC Resources Corp.	6,000	11,847
Chia Hsin Cement Corp.	196,000	65,206
China National Building Material Co., Ltd., Class H	98,000	61,328
China National Materials Co., Ltd., Class H	352,000	84,933
China Resources Cement Holdings Ltd.	40,170	16,223
China Shanshui Cement Group Ltd.* ^	541,000	439,077
Cimsa Cimento Sanayi ve Ticaret A/S	18,572	101,420
Dongpeng Holdings Co., Ltd.	214,000	80,076
Eugene Corp.	4,554	22,409
Goldsun Building Materials Co., Ltd.	155,000	45,359
Grupo Argos S.A.	9,888	60,870
Grupo Argos S.A. (Preference)	5,305	31,520
Hanil Cement Co., Ltd.	160	16,491
Holcim Indonesia Tbk PT	358,500	27,501
Huaxin Cement Co., Ltd., Class B	85,302	56,896
Indocement Tunggal Prakarsa Tbk PT	30,600	40,241
JK Lakshmi Cement Ltd.	657	3,765
Lafarge Malaysia Bhd	6,300	13,345
PPC Ltd.	163,438	197,097
Prism Cement Ltd.*	10,157	14,596

	Shares	Value
Construction Materials – (continued)
Qatar National Cement Co. QSC	679	$19,772
Qatari Investors Group QSC	1,355	17,346
The Ramco Cements Ltd.	4,924	27,267
Semen Indonesia Persero Tbk PT	104,300	74,677
Shree Cement Ltd.*	241	45,261
The Siam Cement PCL (NVDR)	12,000	153,174
Siam City Cement PCL (NVDR)	3,700	35,161
Societe Lafarge Ciments S.A.	85	14,402
Ssangyong Cement Industrial Co., Ltd.*	537	8,502
Taiwan Cement Corp.	118,000	131,582
TCC International Holdings Ltd.	477,150	94,197
Tipco Asphalt PCL (NVDR)	50,100	59,865
Tongyang Cement & Energy Corp.*	1,723	8,494
TPI Polene PCL (NVDR)	377,200	26,725
UltraTech Cement Ltd.	2,398	105,913
Union Andina de Cementos SAA	381	203
Universal Cement Corp.	46,389	32,795
Wijaya Karya Beton Tbk PT	294,300	21,071
		3,432,754
Consumer Finance – 0.4%
AEON Credit Service M Bhd	8,000	23,836
AEON Thana Sinsap Thailand PCL (NVDR)	26,500	73,389
Bajaj Finance Ltd.	679	54,265
Credit China Holdings Ltd.	196,000	53,362
Credito Real SAB de CV SOFOM ER	15,700	37,045
Gentera SAB de CV	50,368	92,729
KB Capital Co., Ltd.	3,052	68,132
KRUK S.A.	1,838	87,769
Krungthai Card PCL (NVDR)	3,800	10,657
Mahindra & Mahindra Financial Services Ltd.	6,327	21,989
Muthoot Finance Ltd.	28,237	77,933
Samsung Card Co., Ltd.	1,569	53,123

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	145

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Consumer Finance – (continued)
SKS Microfinance Ltd.*	11,591	$76,487
Srisawad Power 1979 PCL (NVDR)	41,340	50,851
Taiwan Acceptance Corp.	11,000	25,820
		807,387
Containers & Packaging – 0.3%
Cheng Loong Corp.	275,000	97,417
CPMC Holdings Ltd.	149,000	83,823
Great China Metal Industry	68,000	60,431
Greatview Aseptic Packaging Co., Ltd.	99,000	46,498
Klabin S.A.	22,300	127,233
Klabin S.A. (Preference)	71,200	76,319
Lock & Lock Co., Ltd.	2,071	22,253
Nampak Ltd.	12,195	19,812
Samkwang Glass	123	10,336
Taiwan Hon Chuan Enterprise Co., Ltd.	91,160	144,897
		689,019
Distributors – 0.2%
Dah Chong Hong Holdings Ltd.	264,000	120,246
Dogus Otomotiv Servis ve Ticaret A/S	9,606	34,972
Imperial Holdings Ltd.	6,104	79,694
Inter Cars S.A.	820	50,364
Test Rite International Co., Ltd.	23,000	14,418
Xinhua Winshare Publishing and Media Co., Ltd., Class H	27,000	22,889
		322,583
Diversified Consumer Services – 0.2%
Curro Holdings Ltd.*	12,118	35,108
Daekyo Co., Ltd.	4,590	36,839
Estacio Participacoes S.A.	12,600	50,680
Fu Shou Yuan International Group Ltd.	105,000	71,806
Kroton Educacional S.A.	51,252	131,475
Lung Yen Life Service Corp.	4,000	7,984

	Shares	Value
Diversified Consumer Services – (continued)
Ser Educacional S.A.	13,000	$31,759
Somos Educacao S.A.	19,900	68,600
		434,251
Diversified Financial Services – 1.8%
African Bank Investments Ltd.* ^	61,875	1,389
Al Waha Capital PJSC	307,616	181,744
Alexander Forbes Group Holdings Ltd.	96,640	61,036
Ayala Corp.	7,950	132,443
BM&FBovespa S.A. – Bolsa de Valores Mercadorias e Futuros	52,100	154,525
Bolsa Mexicana de Valores SAB de CV	23,400	38,975
BTG Pactual Group	12,600	94,082
Bursa Malaysia Bhd	3,200	6,317
Chailease Holding Co., Ltd.*	29,744	57,081
Corp. Financiera Colombiana S.A.	1,307	17,267
Credit Analysis & Research Ltd.	1,685	33,514
Dubai Financial Market PJSC	67,052	26,106
Far East Horizon Ltd.	73,000	60,942
FirstRand Ltd.	122,360	450,121
Fubon Financial Holding Co., Ltd.	257,000	417,204
Grupo de Inversiones Suramericana S.A.	8,432	107,255
Grupo de Inversiones Suramericana S.A. (Preference)	1,425	17,919
GT Capital Holdings, Inc.	2,600	72,969
Haci Omer Sabanci Holding A/S	58,257	185,280
Hanhua Financial Holding Co., Ltd., Class H(a)	362,000	49,045
Hankook Tire Worldwide Co., Ltd.	1,342	21,718
IFCI Ltd.	240,997	98,287
Inversiones La Construccion S.A.	10,935	124,340
JSE Ltd.	8,898	86,037

See Accompanying Notes to the Financial Statements.

146	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – (continued)
Meritz Financial Group, Inc.	2,333	$29,980
Metro Pacific Investments Corp.	436,600	48,677
Moscow Exchange MICEX-RTS PJSC	79,989	112,557
NICE Holdings Co., Ltd.	5,807	129,633
NICE Information Service Co., Ltd.	3,576	37,484
Power Finance Corp. Ltd.	12,264	45,006
PSG Group Ltd.	3,057	59,100
Reliance Capital Ltd.	5,803	37,512
Remgro Ltd.	14,644	294,075
RMB Holdings Ltd.	27,015	132,036
Rural Electrification Corp. Ltd.	7,793	29,767
Warsaw Stock Exchange	3,751	39,923
		3,491,346
Diversified Telecommunication Services – 1.5%
Alibaba Health Information Technology Ltd.*	100,000	79,999
APT Satellite Holdings Ltd.	45,750	45,218
Asia Pacific Telecom Co., Ltd.*	101,899	32,801
Asia Satellite Telecommunications Holdings Ltd.	4,000	5,956
China Communications Services Corp. Ltd., Class H	192,000	77,295
China Telecom Corp. Ltd., Class H	544,000	285,684
China Unicom Hong Kong Ltd.	200,000	246,965
Chunghwa Telecom Co., Ltd.	144,000	442,244
CITIC Telecom International Holdings Ltd.	428,625	178,085
Jasmine International PCL (NVDR)	82,400	13,090
KT Corp.*	4,868	126,178
LG Uplus Corp.	7,642	73,400
Magyar Telekom Telecommunications PLC*	7,439	10,361

	Shares	Value
Diversified Telecommunication Services – (continued)
Maroc Telecom	5,994	$67,167
Netia S.A.	35,576	50,979
O2 Czech Republic A/S	3,092	29,120
Oi S.A.*	15,401	12,582
Oi S.A. (Preference)*	9,110	5,025
Ooredoo QSC	5,254	112,289
Orange Polska S.A.	14,950	27,516
Rostelecom PJSC	17,030	24,953
Rostelecom PJSC (Preference)	29,982	28,787
Tata Communications Ltd.	5,003	32,845
Telefonica Brasil S.A.	6,200	54,440
Telefonica Brasil S.A. (Preference)	15,800	164,222
Telekom Malaysia Bhd	66,588	103,230
Telekomunikasi Indonesia Persero Tbk PT	1,827,500	357,823
Telkom S.A. SOC Ltd.	10,533	55,462
Thaicom PCL (NVDR)	21,800	19,154
TIME dotCom Bhd	39,486	64,247
True Corp. PCL (NVDR)*	347,216	98,598
Turk Telekomunikasyon A/S	9,573	20,681
XL Axiata Tbk PT*	134,700	30,655
		2,977,051
Electric Utilities – 1.2%
Centrais Eletricas Brasileiras S.A.*	3,900	5,093
Centrais Eletricas Brasileiras S.A. (Preference), Class B	7,400	18,155
CESC Ltd.	20,061	178,490
CEZ A/S	4,903	98,549
Cia de Transmissao de Energia Eletrica Paulista (Preference)	4,339	50,122
Cia Energetica de Minas Gerais	1,577	2,769
Cia Energetica de Minas Gerais (Preference)	17,771	33,104
Cia Energetica do Ceara (Preference), Class A	5,459	56,100
Cia Paranaense de Energia	200	1,144
Cia Paranaense de Energia (Preference)	2,500	21,139
CPFL Energia S.A.*	24,068	96,995

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	147

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
E.CL S.A.	43,669	$63,165
EDP – Energias do Brasil S.A.	11,890	34,894
Empresa de Distribucion Electrica de Lima Norte SAA	32,828	46,976
Enea S.A.	7,827	26,069
Energa S.A.	10,669	45,699
Enersis S.A.	801,862	211,737
Equatorial Energia S.A.	9,629	86,153
First Philippine Holdings Corp.	66,130	99,788
Inter RAO UES PJSC	2,009,315	38,395
Interconexion Electrica S.A. ESP	21,842	52,424
Isagen S.A. ESP	11,611	12,328
Korea Electric Power Corp.	9,501	428,360
Light S.A.	27,200	90,793
Luz del Sur SAA	7,464	21,793
Manila Electric Co.	13,100	90,933
PGE Polska Grupa Energetyczna S.A.	26,936	100,621
Reliance Infrastructure Ltd.	2,860	17,352
RusHydro PJSC	2,878,136	29,347
Tata Power Co., Ltd.	39,352	41,463
Tauron Polska Energia S.A.	36,838	28,976
Tenaga Nasional Bhd	87,500	257,856
Torrent Power Ltd.	14,274	42,443
Transmissora Alianca de Energia Eletrica S.A.	1,100	5,695
		2,434,920
Electrical Equipment – 0.8%
ABB India Ltd.	1,456	27,586
AcBel Polytech, Inc.	125,000	88,946
Alstom T&D India Ltd.	2,883	23,189
Amara Raja Batteries Ltd.	2,733	37,788
Bharat Heavy Electricals Ltd.	23,410	71,239
Bizlink Holding, Inc.	9,026	40,871
Boer Power Holdings Ltd.	28,000	45,811
Chicony Power Technology Co., Ltd.*	45,228	50,155
China Energine International Holdings Ltd.	112,000	10,261

	Shares	Value
Electrical Equipment – (continued)
China High Speed Transmission Equipment Group Co., Ltd.*	104,000	$93,666
Crompton Greaves Ltd.	12,473	33,213
CS Wind Corp.	1,897	35,442
Dongfang Electric Corp. Ltd., Class H	44,400	53,337
Doosan Heavy Industries & Construction Co., Ltd.	1,944	35,127
ElSewedy Electric Co.*	3,080	16,401
Guodian Technology & Environment Group Corp. Ltd., Class H*	437,000	41,726
Harbin Electric Co., Ltd., Class H	68,000	40,712
Havells India Ltd.	11,245	43,641
Jiangnan Group Ltd.	560,000	128,618
Korea Electric Terminal Co., Ltd.	1,220	105,515
Kung Long Batteries Industrial Co., Ltd.	5,000	18,559
LS Corp.	1,553	52,718
LS Industrial Systems Co., Ltd.	92	4,011
Schneider Electric Infrastructure Ltd.*	2,601	6,659
Shanghai Electric Group Co., Ltd., Class H^	104,000	64,546
Shihlin Electric & Engineering Corp.	26,000	31,956
Suzlon Energy Ltd.*	282,995	106,537
Tech Pro Technology Development Ltd.*	478,400	113,580
Teco Electric and Machinery Co., Ltd.	33,000	28,869
Voltronic Power Technology Corp.	1,260	16,146
Walsin Lihwa Corp.*	224,000	54,165
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	52,000	98,094
		1,619,084

See Accompanying Notes to the Financial Statements.

148	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – 3.5%
AAC Technologies Holdings, Inc.	32,000	$203,972
Apator S.A.	2,885	23,037
Asia Optical Co., Inc.*	32,000	30,656
AU Optronics Corp.	353,000	104,062
Aurora Corp.*	7,000	11,040
Boardtek Electronics Corp.	12,000	14,897
Career Technology MFG. Co., Ltd.	81,000	66,619
Cheng Uei Precision Industry Co., Ltd.	11,000	16,129
Chimei Materials Technology Corp.*	97,950	68,793
Chin-Poon Industrial Co., Ltd.	12,000	16,190
Chroma ATE, Inc.	13,000	23,226
Compeq Manufacturing Co., Ltd.	76,000	49,982
Coretronic Corp.	23,000	21,255
Coxon Precise Industrial Co., Ltd.	28,000	50,198
Daeduck Electronics Co.	10,347	66,708
Daou Data Corp.	1,207	20,804
DataTec Ltd.	61,434	263,638
Delta Electronics Thailand PCL (NVDR)	21,000	49,891
Delta Electronics, Inc.	71,000	363,054
Digital China Holdings Ltd.	50,000	51,225
Dynapack International Technology Corp.	39,000	64,152
E Ink Holdings, Inc.*	293,000	143,506
Elite Material Co., Ltd.	83,000	170,533
Firich Enterprises Co., Ltd.	8,333	26,054
FLEXium Interconnect, Inc.	20,999	58,993
Flytech Technology Co., Ltd.	9,235	29,585
Genius Electronic Optical Co., Ltd.*	178	368
Gold Circuit Electronics Ltd.*	113,000	39,507
Hana Microelectronics PCL (NVDR)	44,800	43,455
HannStar Display Corp.*	902,925	118,764
Hollysys Automation Technologies Ltd.	3,900	83,421

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Holy Stone Enterprise Co., Ltd.	59,200	$60,178
Hon Hai Precision Industry Co., Ltd.	489,799	1,306,593
Ichia Technologies, Inc.	39,000	22,465
Inari Amertron Bhd	34,500	28,670
Innolux Corp.	341,489	115,185
ITEQ Corp.	45,000	31,050
Ju Teng International Holdings Ltd.	284,000	155,740
KCE Electronics PCL (NVDR)	22,300	38,716
KH Vatec Co., Ltd.	4,654	82,054
Kingboard Chemical Holdings Ltd.	24,800	35,136
Kingboard Laminates Holdings Ltd.	321,000	134,197
Largan Precision Co., Ltd.	4,000	312,351
LG Display Co., Ltd.	8,315	157,540
LG Innotek Co., Ltd.	297	24,150
Lotes Co., Ltd.	20,000	66,228
Merry Electronics Co., Ltd.	55,300	106,466
MIN AIK Technology Co., Ltd.	20,000	38,936
Nan Ya Printed Circuit Board Corp.	11,000	11,165
Pan-International Industrial Corp.	58,396	24,194
Partron Co., Ltd.	15,182	130,906
PAX Global Technology Ltd.	33,000	43,347
Posiflex Technologies, Inc.*	6,241	33,066
Redington India Ltd.	14,310	26,071
Samart Corp. PCL (NVDR)	29,300	16,805
Samsung Electro-Mechanics Co., Ltd.	2,059	117,755
Samsung SDI Co., Ltd.	2,095	195,709
SFA Engineering Corp.	909	34,923
Simplo Technology Co., Ltd.	9,000	32,021
Sinbon Electronics Co., Ltd.	60,159	107,111
Sirtec International Co., Ltd.	11,000	13,588
Sunny Optical Technology Group Co., Ltd.	33,000	77,325
Synnex Technology International Corp.	33,000	34,918
Taiflex Scientific Co., Ltd.	63,000	76,655

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	149

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Taiwan PCB Techvest Co., Ltd.	90,662	$101,237
Test Research, Inc.	20,280	35,670
Tong Hsing Electronic Industries Ltd.	50,000	127,066
Tongda Group Holdings Ltd.	330,000	67,702
TPK Holding Co., Ltd.	10,000	24,951
Tripod Technology Corp.	18,000	27,834
TXC Corp.	88,000	103,008
Wah Lee Industrial Corp.	64,000	89,799
Walsin Technology Corp.	134,453	74,550
Wasion Group Holdings Ltd.	73,100	81,494
Wintek Corp.* ^	64,000	3,608
WPG Holdings Ltd.	43,000	45,035
WT Microelectronics Co., Ltd.	101,295	113,734
Yageo Corp.	23,256	36,750
Zhen Ding Technology Holding Ltd.	15,150	43,308
		6,960,674
Energy Equipment & Services – 0.2%
Bumi Armada Bhd	132,900	30,008
China Oilfield Services Ltd., Class H	48,000	53,635
Dayang Enterprise Holdings Bhd	60,900	24,099
Gulf International Services QSC	2,297	40,447
SapuraKencana Petroleum Bhd	49,000	24,067
Sinopec Oilfield Service Corp., Class H*	190,000	60,309
UMW Oil & Gas Corp. Bhd	87,700	24,701
Wison Engineering Services Co., Ltd.*	282,000	37,842
		295,108
Food & Staples Retailing – 1.7%
7-Eleven Malaysia Holdings Bhd	95,100	31,434
Al Meera Consumer Goods Co. QSC	314	20,219

	Shares	Value
Food & Staples Retailing – (continued)
Almacenes Exito S.A.	10,333	$46,671
BGF retail Co., Ltd.	340	50,700
Big C Supercenter PCL (NVDR)	11,700	65,790
BIM Birlesik Magazalar A/S	6,856	139,635
Cencosud S.A.	34,786	76,447
China Resources Beer Holdings Company Ltd.	48,331	91,547
Cia Brasileira de Distribuicao (Preference)	5,102	67,352
CJ Freshway Corp.	576	37,236
Clicks Group Ltd.	10,495	76,850
Controladora Comercial Mexicana SAB de CV	17,900	52,394
Cosco Capital, Inc.	978,100	155,635
CP ALL PCL (NVDR)	177,320	249,273
Dongsuh Cos., Inc.	1,471	43,548
E-MART, Inc.	832	155,081
Eurocash S.A.	1,939	26,270
Grupo Comercial Chedraui S.A. de CV	9,800	27,096
GS Retail Co., Ltd.	662	33,447
Hyundai C&F, Inc.*	1	19
Hyundai Greenfood Co., Ltd.	1,739	36,380
InRetail Peru Corp.*(a)	787	9,601
Lianhua Supermarket Holdings Co., Ltd., Class H*	38,000	17,799
Magnit PJSC	2,082	363,146
Massmart Holdings Ltd.	4,015	33,410
Matahari Putra Prima Tbk PT	95,800	15,713
Pick’n Pay Holdings Ltd.	86,062	177,028
Pick’n Pay Stores Ltd.	14,390	69,727
President Chain Store Corp.	23,000	153,033
Puregold Price Club, Inc.	47,000	36,138
Raia Drogasil S.A.	9,400	97,799
Robinsons Retail Holdings, Inc.	20,030	32,899
Shoprite Holdings Ltd.	12,000	125,157
The SPAR Group Ltd.	8,157	117,475
Sumber Alfaria Trijaya Tbk PT	642,200	28,620
Sun Art Retail Group Ltd.	73,000	59,906
Taiwan TEA Corp.	86,000	37,750

See Accompanying Notes to the Financial Statements.

150	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
Wal-Mart de Mexico SAB de CV	189,300	$499,112
		3,357,337
Food Products – 3.3%
Agthia Group PJSC	13,259	27,616
Alicorp SAA*	27,219	46,242
Astra Agro Lestari Tbk PT	14,000	20,354
Astral Foods Ltd.	11,896	149,921
AVI Ltd.	11,978	76,431
Binggrae Co., Ltd.	276	16,535
Biostime International Holdings Ltd.	2,500	5,574
Boustead Plantations Bhd	153,600	53,631
BRF S.A.	23,000	359,632
Britannia Industries Ltd.	1,101	54,454
Charoen Pokphand Foods PCL (NVDR)	87,000	50,633
Charoen Pokphand Indonesia Tbk PT	115,500	21,096
China Agri-Industries Holdings Ltd.*	59,705	22,033
China Foods Ltd.*	10,789	4,942
China Huishan Dairy Holdings Co., Ltd.	174,000	66,231
China Huiyuan Juice Group Ltd.*	85,500	38,612
China Mengniu Dairy Co., Ltd.	104,000	202,093
China Modern Dairy Holdings Ltd.	66,000	19,928
China Shengmu Organic Milk Ltd.* (a)	73,000	16,013
China Yurun Food Group Ltd.*	442,000	95,243
CJ CheilJedang Corp.	358	109,908
Daesang Corp.	945	25,779
Dharma Satya Nusantara Tbk PT	468,000	21,199
Dongwon F&B Co., Ltd.	79	26,090
Dongwon Industries Co., Ltd.	73	20,490
Dutch Lady Milk Industries Bhd	2,600	28,808

	Shares	Value
Food Products – (continued)
Farmsco*	3,895	$52,785
Genting Plantations Bhd	12,700	31,632
Great Wall Enterprise Co., Ltd.	207,800	126,100
Gruma SAB de CV, Class B	6,400	98,698
Grupo Bimbo SAB de CV*	48,800	138,381
Grupo Industrial Maseca SAB de CV, Class B	43,800	59,994
Grupo Lala SAB de CV	30,900	78,910
Grupo Nutresa S.A.	13,267	100,116
Ichitan Group PCL (NVDR)	72,000	32,187
IJM Plantations Bhd	26,800	21,897
Illovo Sugar Ltd.	67,815	85,710
Imperial Pacific International Holdings Ltd.*	1,250,000	31,613
Indofood CBP Sukses Makmur Tbk PT	27,000	26,038
Indofood Sukses Makmur Tbk PT	139,000	56,108
Industrias Bachoco SAB de CV	7,300	33,292
IOI Corp. Bhd	86,500	85,775
JBS S.A.	28,700	106,403
Juhayna Food Industries	10,936	10,636
Kaset Thai International Sugar Corp. PCL (NVDR)	10,400	2,339
Keck Seng Malaysia Bhd	34,900	41,025
Kernel Holding S.A.	15,519	210,296
Khon Kaen Sugar Industry PCL (NVDR)	248,640	28,662
Kuala Lumpur Kepong Bhd	13,100	69,464
Kulim Malaysia Bhd	139,400	108,055
Lien Hwa Industrial Corp.	196,560	121,096
Lotte Confectionery Co., Ltd.	33	57,574
Lotte Food Co., Ltd.	68	53,622
M Dias Branco S.A.	300	5,456
Maeil Dairy Industry Co., Ltd.	546	18,726
Marfrig Global Foods S.A.*	33,400	55,353
Mayora Indah Tbk PT	25,517	50,894
Namchow Chemical Industrial Co., Ltd.	17,000	36,971
Namyang Dairy Products Co., Ltd.	35	25,819
Nestle India Ltd.	1,015	95,899

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	151

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Nestle Malaysia Bhd	2,200	$37,035
Nong Shim Holdings Co., Ltd.	636	83,681
NongShim Co., Ltd.	133	43,048
Oceana Group Ltd.	5,780	43,178
Orion Corp.	148	124,626
Ottogi Corp.	59	54,288
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	971,600	110,026
Pioneer Foods Group Ltd.	6,970	100,209
PPB Group Bhd	21,000	75,573
Pulmuone Co., Ltd.	127	20,665
QL Resources Bhd	38,100	35,830
RCL Foods Ltd.	23,245	27,611
Sajo Industries Co., Ltd.*	196	11,777
Salim Ivomas Pratama Tbk PT	1,424,800	48,196
Samlip General Foods Co., Ltd.	181	44,772
Samyang Corp.	428	38,856
Samyang Holdings Corp.	351	49,415
Sao Martinho S.A.	6,700	77,448
Sarawak Oil Palms Bhd	27,800	31,320
Sawit Sumbermas Sarana Tbk PT	15,300	2,124
Shenguan Holdings Group Ltd.	198,000	28,614
Standard Foods Corp.	11,689	28,301
Tata Global Beverages Ltd.	7,341	14,992
Tenwow International Holdings Ltd.	188,000	63,313
Thai Union Group PCL (NVDR)	83,600	41,603
Thai Vegetable Oil PCL (NVDR)	136,470	101,679
Tiger Brands Ltd.	5,954	136,548
Tingyi Cayman Islands Holding Corp.	66,000	113,433
Tongaat Hulett Ltd.	34,409	295,077
TSH Resources Bhd	119,250	56,905
Ulker Biskuvi Sanayi A/S	7,765	52,538
Uni-President China Holdings Ltd.	51,000	41,918

	Shares	Value
Food Products – (continued)
Uni-President Enterprises Corp.	180,001	$304,960
United Plantations Bhd	1,200	7,402
Universal Robina Corp.	37,970	162,682
Want Want China Holdings Ltd.	244,600	203,883
Wei Chuan Foods Corp.*	124,000	74,102
Yashili International Holdings Ltd.	34,000	9,695
		6,534,337
Gas Utilities – 0.6%
China Gas Holdings Ltd.	75,640	120,632
China Oil & Gas Group Ltd.*	1,522,000	106,048
China Resources Gas Group Ltd.	32,000	88,154
China Tian Lun Gas Holdings Ltd.*	34,500	31,472
Cia de Gas de Sao Paulo – COMGAS (Preference), Class A	2,100	22,073
E1 Corp.	746	45,151
Empresa de Energia de Bogota S.A. ESP	96,887	62,659
ENN Energy Holdings Ltd.	28,000	161,314
GAIL India Ltd.	13,346	62,998
Gas Malaysia Bhd	20,300	11,199
Great Taipei Gas Co., Ltd.	31,000	21,104
Gujarat State Petronet Ltd.	21,707	43,002
Indraprastha Gas Ltd.	4,015	30,046
Infraestructura Energetica Nova SAB de CV	6,400	30,841
Korea District Heating Corp.	801	43,631
Korea Gas Corp.	353	13,190
KyungDong City Gas Co., Ltd.	609	56,357
Perusahaan Gas Negara Persero Tbk PT	381,200	83,551
Petronas Gas Bhd	14,900	79,702
Samchully Co., Ltd.	758	68,150
Towngas China Co., Ltd.	20,000	13,677
Zhongyu Gas Holdings Ltd.*	92,000	22,436
		1,217,387

See Accompanying Notes to the Financial Statements.

152	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – 0.3%
Ginko International Co., Ltd.	2,000	$21,316
Hartalega Holdings Bhd	9,400	11,400
InBody Co., Ltd.	1,000	43,068
i-SENS, Inc.*	942	30,572
Kossan Rubber Industries	27,300	51,791
Lifetech Scientific Corp.*	196,000	37,682
Microlife Corp.	15,000	38,351
Microport Scientific Corp.*	11,000	4,599
Osstem Implant Co., Ltd.*	1,570	91,992
Pihsiang Machinery Manufacturing Co., Ltd.*	5,000	11,829
PW Medtech Group Ltd.*	81,000	17,036
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	64,000	44,428
St. Shine Optical Co., Ltd.	1,000	15,155
Suheung Co., Ltd.	550	24,074
Top Glove Corp. Bhd	29,400	64,946
Value Added Technologies Co., Ltd.	510	17,424
		525,663
Health Care Providers & Services – 0.8%
Apollo Hospitals Enterprise Ltd.	3,324	66,778
Bangkok Chain Hospital PCL (NVDR)	110,900	20,735
Bangkok Dusit Medical Services PCL (NVDR)	122,400	65,386
Banmedica S.A.	25,263	41,320
Bumrungrad Hospital PCL (NVDR)	12,200	74,090
Chabiotech Co., Ltd.*	5,399	72,931
China Pioneer Pharma Holdings Ltd.	46,000	20,121
Chularat Hospital PCL (NVDR)	157,300	10,526
Diagnosticos da America S.A.	12,000	28,067
Fortis Healthcare Ltd.*	9,651	22,907
IHH Healthcare Bhd	102,800	150,993
KPJ Healthcare Bhd	25,006	24,855

	Shares	Value
Health Care Providers & Services – (continued)
Life Healthcare Group Holdings Ltd.	23,510	$65,728
Medicare Group	619	28,023
Mediclinic International Ltd.	18,675	164,450
Medipost Co., Ltd.*	802	68,448
Mitra Keluarga Karyasehat Tbk PT	98,000	20,012
Netcare Ltd.	50,411	143,894
Odontoprev S.A.	12,500	32,131
Phoenix Healthcare Group Co., Ltd.	7,000	10,640
Qualicorp S.A.*	5,294	22,313
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	41,089	34,010
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	27,000	62,569
Siloam International Hospitals Tbk PT	22,800	18,157
Sinopharm Group Co., Ltd., Class H	48,800	202,124
Universal Health International Group Holding Ltd.	257,000	101,804
Vibhavadi Medical Center PCL (NVDR)	322,300	13,774
		1,586,786
Hotels, Restaurants & Leisure – 0.8%
Ajisen China Holdings Ltd.	6,000	2,880
Alsea SAB de CV	35,000	114,939
The Ambassador Hotel	24,000	20,700
AmRest Holdings SE*	1,235	57,916
Bloomberry Resorts Corp.	79,300	10,416
Central Plaza Hotel PCL	1,600	1,709
Central Plaza Hotel PCL (NVDR)	12,500	13,355
China LotSynergy Holdings Ltd.	880,000	48,257
China Travel International Investment Hong Kong Ltd.	150,200	68,219
Cox & Kings Ltd.	5,559	23,025
CVC Brasil Operadora e Agencia de Viagens S.A.	4,300	16,333
Famous Brands Ltd.	6,936	67,719

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	153

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Formosa International Hotels Corp.	1,311	$9,066
Genting Bhd	62,400	107,777
Genting Malaysia Bhd	115,600	115,708
Gourmet Master Co., Ltd.	8,000	48,793
Grand Korea Leisure Co., Ltd.	1,040	29,009
Haichang Ocean Park Holdings Ltd.*(a)	134,000	28,183
Hana Tour Service, Inc.	369	40,782
Indian Hotels Co., Ltd.*	25,121	38,117
Jinmao Investments and Jinmao China Investments Holdings Ltd.	41,500	24,525
Jollibee Foods Corp.	16,350	71,937
Jubilant Foodworks Ltd.	2,620	58,723
Kangwon Land, Inc.	3,960	146,930
Lion Travel Service Co., Ltd.*	5,000	21,486
Minor International PCL (NVDR)	66,550	57,068
MK Restaurants Group PCL (NVDR)	1,500	2,320
Modetour Network, Inc.	741	23,724
Orbis S.A.	2,013	30,831
Paradise Co., Ltd.	1,338	25,350
REXLot Holdings Ltd.^	2,821,986	160,214
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	26,000	8,119
Shinsegae Food Co., Ltd.	120	18,105
Sun International Ltd.	10,285	71,335
TA Global Bhd	241,100	15,995
Thomas Cook India Ltd.	1,314	4,017
Travellers International Hotel Group, Inc.	190,000	18,667
Tsogo Sun Holdings Ltd.	16,629	29,870
Wowprime Corp.	2,133	12,451
Xiabuxiabu Catering Management China Holdings Co., Ltd.(a)	18,500	9,071
		1,673,641

	Shares	Value
Household Durables – 1.2%
Ability Enterprise Co., Ltd.*	134,000	$74,299
AmTRAN Technology Co., Ltd.	252,000	127,694
Arcelik A/S	12,975	70,855
Bubang Co., Ltd.*	1,274	6,359
Corp. GEO SAB de CV*^	93,100	56
Coway Co., Ltd.	2,200	164,414
Cuckoo Electronics Co., Ltd.	79	17,358
Ez Tec Empreendimentos e Participacoes S.A.	24,663	81,490
Haier Electronics Group Co., Ltd.	44,000	85,387
Hanssem Co., Ltd.	405	82,950
Hume Industries Bhd	62,500	50,628
Hyundai Livart Furniture Co., Ltd.	1,131	49,901
Kinpo Electronics, Inc.*	413,000	134,853
LG Electronics, Inc.	4,039	173,953
LG Electronics, Inc. (Preference)	690	14,859
MRV Engenharia e Participacoes S.A.	79,000	152,506
Oriental Weavers	72,925	99,715
Skyworth Digital Holdings Ltd.	55,256	41,067
Steinhoff International Holdings Ltd.	111,272	682,704
Symphony Ltd.	636	20,048
Taiwan Sanyo Electric Co., Ltd.	19,950	16,439
Tatung Co., Ltd.*	752,000	137,365
TCL Multimedia Technology Holdings Ltd.	44,000	19,700
TTK Prestige Ltd.	202	13,608
Vestel Elektronik Sanayi ve Ticaret A/S*	7,415	12,581
Videocon Industries Ltd.	11,388	23,388
Welling Holding Ltd.	232,000	38,916
Whirlpool of India Ltd.*	2,289	22,359
Yuxing InfoTech Investment Holdings Ltd.	102,000	39,747
Zeng Hsing Industrial Co., Ltd.*	4,000	16,819
		2,472,018

See Accompanying Notes to the Financial Statements.

154	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Products — 0.4%
Hindustan Unilever Ltd.	25,932	$317,736
Jyothy Laboratories Ltd.	618	2,909
Kimberly-Clark de Mexico SAB de CV, Class A	39,400	95,015
LG Household & Health Care Ltd.	361	299,870
LG Household & Health Care Ltd. (Preference)	64	26,665
Unilever Indonesia Tbk PT	39,900	107,858
Vinda International Holdings Ltd.	7,000	13,783
		863,836
Independent Power and Renewable Electricity Producers – 1.0%
Aboitiz Power Corp.	71,937	64,531
Adani Power Ltd.*	12,059	5,813
AES Gener S.A.	89,312	42,982
AES Tiete S.A.	13,200	46,396
Aksa Enerji Uretim A/S*	23,830	21,443
Beijing Jingneng Clean Energy Co., Ltd., Class H	134,000	46,683
CGN Meiya Power Holdings Co., Ltd.* (a)	24,000	5,822
CGN Power Co., Ltd., Class H(a)	380,000	157,882
China Datang Corp. Renewable Power Co., Ltd., Class H*	205,000	27,509
China Longyuan Power Group Corp. Ltd., Class H	104,000	95,545
China Power International Development Ltd.	86,000	54,373
China Power New Energy Development Co., Ltd.	440,000	30,658
China Resources Power Holdings Co., Ltd.	72,000	163,693
Cia Energetica de Sao Paulo (Preference), Class B	3,700	15,595
Colbun S.A.	380,209	100,947
Datang International Power Generation Co., Ltd., Class H	123,500	45,734

	Shares	Value
Independent Power and Renewable Electricity Producers – (continued)
E.ON Russia JSC	177,178	$8,428
Electricity Generating PCL (NVDR)	7,900	34,539
Empresa Nacional de Electricidad S.A.	125,362	157,208
Energy Development Corp.	273,600	38,802
First Gen Corp.	84,039	45,412
Glow Energy PCL (NVDR)	19,000	45,807
Huadian Fuxin Energy Corp. Ltd., Class H	96,000	29,605
Huadian Power International Corp. Ltd., Class H	88,000	64,722
Huaneng Power International, Inc., Class H	122,000	132,703
Huaneng Renewables Corp. Ltd., Class H	236,000	73,692
Inter Far East Energy Corp. (NVDR)	72,600	21,024
JSW Energy Ltd.	24,223	34,586
Lopez Holdings Corp.	528,300	76,503
NHPC Ltd.	43,444	12,067
NTPC Ltd.	69,998	142,256
Ratchaburi Electricity Generating Holding PCL (NVDR)	21,400	31,889
Reliance Power Ltd.*	43,613	33,672
Renova Energia S.A.*	2,400	15,916
SPCG PCL (NVDR)	43,600	29,420
Superblock PCL (NVDR)*	243,200	10,188
Taiwan Cogeneration Corp.	53,000	37,305
Tractebel Energia S.A.	3,400	29,961
		2,031,311
Industrial Conglomerates – 2.6%
Aamal Co.	3,738	14,889
Aboitiz Equity Ventures, Inc.	81,670	97,683
Aditya Birla Nuvo Ltd.	952	30,072
Akfen Holding A/S	25,335	71,264
Alfa SAB de CV, Class A	140,000	291,456
Alliance Global Group, Inc.	160,500	62,527
AntarChile S.A.	2,559	25,928
Beijing Enterprises Holdings Ltd.	17,000	107,812
Berjaya Corp. Bhd	996,800	96,292

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	155

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – (continued)
Berli Jucker PCL	200	$211
Berli Jucker PCL (NVDR)	200	211
The Bidvest Group Ltd.	11,246	288,345
Cahya Mata Sarawak Bhd	15,700	19,442
Chongqing Machinery & Electric Co., Ltd., Class H	294,000	42,108
CITIC Ltd.	234,000	437,801
CJ Corp.	488	102,732
Daesang Holdings Co., Ltd.	1,814	33,971
DMCI Holdings, Inc.	174,150	46,123
Doosan Corp.	599	58,058
Enka Insaat ve Sanayi A/S	49,309	87,556
Far Eastern New Century Corp.	138,376	126,170
Fosun International Ltd.	85,624	156,662
Grupo Carso SAB de CV	14,600	65,047
Grupo Industrial Saltillo SAB de CV	23,100	45,016
Grupo KUO SAB De CV	42,000	76,790
Hanwha Techwin Co., Ltd.*	1,579	51,662
HAP Seng Consolidated Bhd	30,700	43,234
Harim Holdings Co., Ltd.*	7,498	31,339
Hong Leong Industries Bhd	36,000	52,542
Hosken Consolidated Investments Ltd.	18,256	187,100
Industries Qatar QSC	2,718	91,838
Jaiprakash Associates Ltd.*	403,550	83,372
JG Summit Holdings, Inc.	103,490	157,821
KAP Industrial Holdings Ltd.	113,740	60,550
KOC Holding A/S	24,681	111,894
LG Corp.	4,879	282,456
LT Group, Inc.	54,200	14,470
Mannai Corp. QSC	2,070	56,068
MMC Corp. Bhd	34,200	17,753
Quinenco S.A.	1,115	2,211
Reunert Ltd.	13,213	64,579
Samsung C&T Corp.*	3,567	484,966
San Miguel Corp.	43,100	44,186
Shanghai Industrial Holdings Ltd.	14,000	37,032
Siemens Ltd.	2,046	41,557
Sigdo Koppers S.A.	40,455	48,565
Sime Darby Bhd	95,883	186,588
SK Holdings Co., Ltd.	1,287	301,416
SM Investments Corp.	10,970	205,014

	Shares	Value
Industrial Conglomerates – (continued)
Turkiye Sise ve Cam Fabrikalari A/S	29,348	$33,666
Yazicilar Holding A/S, Class A	4,309	24,049
		5,100,094
Insurance – 3.4%
Allianz Malaysia Bhd	8,300	20,634
Anadolu Hayat Emeklilik A/S	10,458	19,396
Bajaj Finserv Ltd.	2,163	65,143
Bangkok Insurance PCL (NVDR)	980	9,809
Bangkok Life Assurance PCL (NVDR)	13,540	19,605
BB Seguridade Participacoes S.A.	28,000	193,774
Cathay Financial Holding Co., Ltd.	307,962	440,169
China Life Insurance Co., Ltd.	117,328	97,221
China Life Insurance Co., Ltd., Class H	279,000	1,009,787
China Pacific Insurance Group Co., Ltd., Class H	100,800	403,195
China Taiping Insurance Holdings Co., Ltd.*	51,290	162,141
Discovery Ltd.	15,771	169,057
Dongbu Insurance Co., Ltd.	1,454	87,236
Hanwha General Insurance Co., Ltd.*	11,761	77,681
Hanwha Life Insurance Co., Ltd.	6,870	51,161
Hyundai Marine & Fire Insurance Co., Ltd.	1,773	52,799
KB Insurance Co., Ltd.	1,290	30,042
Korean Reinsurance Co.	2,763	32,961
Liberty Holdings Ltd.	3,013	29,579
Long Bon International Co., Ltd.	122,000	77,604
LPI Capital Bhd	12,306	42,681
Max India Ltd.	7,260	58,801
Mercuries & Associates Holding Ltd.	107,520	70,712
Meritz Fire & Marine Insurance Co., Ltd.	1,700	24,008

See Accompanying Notes to the Financial Statements.

156	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
MMI Holdings Ltd.	42,167	$76,658
Panin Financial Tbk PT*	4,464,000	71,424
The People’s Insurance Co. Group of China Ltd., Class H	243,300	130,595
PICC Property & Casualty Co., Ltd., Class H	161,634	369,146
Ping An Insurance Group Co. of China Ltd., Class H	185,000	1,041,954
Porto Seguro S.A.	3,700	31,122
Powszechny Zaklad Ubezpieczen S.A.	1,849	180,357
Qatar Insurance Co. SAQ	3,216	82,161
Qualitas Controladora SAB de CV*	62,600	77,943
Rand Merchant Insurance Holdings Ltd.	24,644	76,556
Samsung Fire & Marine Insurance Co., Ltd.	1,492	418,134
Samsung Fire & Marine Insurance Co., Ltd. (Preference)	108	18,994
Samsung Life Insurance Co., Ltd.	3,884	371,349
Sanlam Ltd.	54,850	248,295
Santam Ltd.	665	10,741
Shin Kong Financial Holding Co., Ltd.	306,644	73,583
Sul America S.A.	12,061	59,401
Syarikat Takaful Malaysia Bhd	19,900	17,649
Taiwan Fire & Marine Insurance Co., Ltd.	15,000	10,211
Tongyang Life Insurance Co., Ltd.	1,754	21,463
		6,632,932
Internet & Catalog Retail – 0.1%
B2W Cia Digital*	5,926	22,479
CJ O Shopping Co., Ltd.	20	3,096
Cogobuy Group* (a)	10,000	9,806
COL PCL (NVDR)	5,400	5,845
GS Home Shopping, Inc.	85	12,690

	Shares	Value
Internet & Catalog Retail – (continued)
Hyundai Home Shopping Network Corp.	35	$3,746
Interpark Corp.	1,402	26,686
Interpark Holdings Corp.	1,875	19,243
NS Shopping Co., Ltd.*	299	51,011
		154,602
Internet Software & Services – 2.5%
Addcn Technology Co., Ltd.	1,300	12,634
Ahnlab, Inc.	620	22,596
Daou Technology, Inc.	3,564	77,686
HC International, Inc.*	40,000	23,432
Info Edge India Ltd.	3,225	37,257
Just Dial Ltd.	3,660	44,923
Kakao Corp.	1,183	117,880
KT Hitel Co., Ltd.*	1,063	8,298
NAVER Corp.	1,085	571,028
Pacific Online Ltd.	46,000	15,432
PChome Online, Inc.	4,913	55,239
SBS Contents Hub Co., Ltd.	660	9,118
SINA Corp.*	1,900	90,516
Sohu.com, Inc.*	1,200	60,624
Tencent Holdings Ltd.	195,824	3,704,184
Tian Ge Interactive Holdings Ltd.(a)	183,000	73,435
		4,924,282
IT Services – 2.0%
Chinasoft International Ltd.*	190,000	82,863
Cielo S.A.	27,916	265,894
eClerx Services Ltd.	1,072	29,981
EOH Holdings Ltd.	2,779	30,796
HCL Technologies Ltd.	19,573	261,103
Hexaware Technologies Ltd.	9,883	36,291
Hi Sun Technology China Ltd.*	204,000	39,747
Infosys Ltd.	56,141	975,519
Infosys Ltd. (ADR)	16,864	306,250
KCP Co., Ltd.*	907	24,782
Kginicis Co., Ltd.	1,317	19,639
Mindtree Ltd.	2,484	59,655
Mphasis Ltd.	7,767	56,388
My EG Services Bhd	61,800	42,581

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	157

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
IT Services – (continued)
Nan Hai Corp. Ltd.*	1,650,000	$34,916
OSANGJAIEL Co., Ltd.*	956	9,601
Persistent Systems Ltd.	3,772	37,250
Posco ICT Co., Ltd.	4,677	20,492
Samsung SDS Co., Ltd.	1,388	312,286
SONDA S.A.	7,485	12,040
Systex Corp.	16,000	30,952
Tata Consultancy Services Ltd.	18,901	721,735
Tech Mahindra Ltd.	16,425	135,520
TravelSky Technology Ltd., Class H	52,000	77,026
Vakrangee Ltd.	26,228	52,540
Wipro Ltd.	24,579	215,473
		3,891,320
Leisure Products – 0.1%
Giant Manufacturing Co., Ltd.	11,000	83,186
HLB, Inc.*	2,896	62,363
Johnson Health Tech Co., Ltd.	9,090	16,688
KMC Kuei Meng International, Inc.	2,158	8,874
Merida Industry Co., Ltd.	7,350	43,131
Samick Musical Instruments Co., Ltd.	5,259	18,728
Topkey Corp.*	9,192	35,677
		268,647
Life Sciences Tools & Services – 0.0%†
Divi’s Laboratories Ltd.	1,634	28,853
Machinery – 1.1%
AIA Engineering Ltd.	1,599	23,471
Airtac International Group	6,494	33,807
Ashok Leyland Ltd.	19,780	28,363
BEML Ltd.	768	13,699
China Conch Venture Holdings Ltd.	63,000	143,882
China Huarong Energy Co., Ltd.*	575,500	23,762
China International Marine Containers Group Co., Ltd., Class H	13,400	23,895

	Shares	Value
Machinery – (continued)
China Yuchai International Ltd.	5,200	$67,548
CIMC Enric Holdings Ltd.	14,000	9,267
Coastal Contracts Bhd	109,500	51,997
CSBC Corp. Taiwan	24,000	10,165
Cummins India Ltd.	2,089	34,325
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,023	30,577
Doosan Infracore Co., Ltd.*	2,100	11,531
Eicher Motors Ltd.	428	116,210
Haitian International Holdings Ltd.	30,000	52,722
Hanjin Heavy Industries & Construction Co., Ltd.*	21,548	84,298
Hiwin Technologies Corp.	9,581	53,566
Hy-Lok Corp.	601	16,817
Hyundai Elevator Co., Ltd.*	547	25,142
Hyundai Heavy Industries Co., Ltd.*	1,860	155,320
Hyundai Mipo Dockyard Co., Ltd.*	388	24,436
Hyundai Rotem Co., Ltd.*	1,857	26,551
King Slide Works Co., Ltd.	3,000	39,413
Kinik Co.	18,000	31,716
Lakshmi Machine Works Ltd.	148	8,088
Lonking Holdings Ltd.	641,000	103,386
Nak Sealing Technologies Corp.	7,000	15,741
Otokar Otomotiv ve Savunma Sanayi A/S	706	18,950
QST International Corp.	1,000	2,520
Rechi Precision Co., Ltd.	21,969	15,599
Samsung Heavy Industries Co., Ltd.	6,990	81,546
San Shing Fastech Corp.*	4,400	9,000
Sany Heavy Equipment International Holdings Co., Ltd.*	164,000	39,994
Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	19,300	48,848

See Accompanying Notes to the Financial Statements.

158	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Shanghai Zhenhua Heavy Industries Co., Ltd., Class B*	93,800	$49,526
Shin Zu Shing Co., Ltd.*	52,000	168,189
Sinmag Equipment Corp.	3,060	10,698
Sinotruk Hong Kong Ltd.	11,000	4,599
SKF India Ltd.	1,144	21,865
Syncmold Enterprise Corp.	47,000	73,837
Thermax Ltd.	2,214	28,811
Turk Traktor ve Ziraat Makineleri A/S	923	22,000
United Tractors Tbk PT	50,700	67,044
WEG S.A.	22,000	82,422
Weichai Power Co., Ltd., Class H	31,000	33,120
Yungtay Engineering Co., Ltd.	16,000	25,875
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	145,400	55,720
		2,119,858
Marine – 0.6%
China COSCO Holdings Co., Ltd., Class H* ^	114,193	72,788
China Shipping Container Lines Co., Ltd., Class H* ^	171,000	68,620
China Shipping Development Co., Ltd., Class H^	134,000	94,923
Chinese Maritime Transport Ltd.	22,000	15,417
Cia Sud Americana de Vapores S.A.*	2,520,397	61,580
Evergreen Marine Corp. Taiwan Ltd.	23,230	10,376
Grindrod Ltd.	160,473	173,994
Hanjin Shipping Co., Ltd.*	4,400	19,375
Hyundai Merchant Marine Co., Ltd.*	1,355	7,084
Korea Line Corp.*	1,439	25,497
MISC Bhd	40,800	85,760
Pan Ocean Co., Ltd.*	14,400	50,840
Qatar Navigation QSC	1,324	36,044
Sincere Navigation Corp.	33,000	18,348

	Shares	Value
Marine – (continued)
Sinotrans Shipping Ltd.	91,500	$19,362
Thoresen Thai Agencies PCL (NVDR)	46,419	13,442
Trencor Ltd.	38,514	146,869
U-Ming Marine Transport Corp.	33,000	39,136
Wan Hai Lines Ltd.	32,000	21,242
Wisdom Marine Lines Co., Ltd.*	75,192	85,352
Yang Ming Marine Transport Corp.*	72,000	21,935
		1,087,984
Media – 2.0%
Astro Malaysia Holdings Bhd	87,700	58,385
BEC World PCL (NVDR)	28,400	25,152
Cheil Worldwide, Inc.*	1,550	27,192
CJ CGV Co., Ltd.	643	58,657
CJ E&M Corp.*	570	41,798
CJ Hellovision Co., Ltd.	3,312	31,666
Cyfrowy Polsat S.A.*	10,613	68,629
Dish TV India Ltd.*	17,517	28,402
Global Mediacom Tbk PT	376,700	23,944
Grupo Televisa SAB	78,800	458,200
Hyundai Hy Communications & Network Co., Ltd.	15,983	45,984
IHQ, Inc.*	5,251	11,377
KEYEAST Co., Ltd.*	4,710	16,939
KT Skylife Co., Ltd.	2,187	35,873
Loen Entertainment, Inc.	236	16,188
Major Cineplex Group PCL (NVDR)	25,300	22,051
Media Nusantara Citra Tbk PT	246,500	32,146
Media Prima Bhd	257,300	83,251
Megacable Holdings SAB de CV	31,100	118,445
MNC Investama Tbk PT	2,357,400	35,996
Multiplus S.A.	3,500	31,270
Naspers Ltd., Class N	15,183	2,229,066
Network 18 Media & Investments Ltd.*	27,440	20,282

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	159

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Phoenix Satellite Television Holdings Ltd.	20,000	$4,800
Plan B Media PCL (NVDR)*	68,200	12,080
Poly Culture Group Corp. Ltd., Class H	8,300	19,984
SBS Media Holdings Co., Ltd.	8,899	30,443
SHOWBOX Corp.*	1,985	12,310
SM Entertainment Co.*	1,764	70,866
Smiles S.A.	3,400	26,626
Star Media Group Bhd	20,000	11,173
Surya Citra Media Tbk PT	127,049	27,150
TV18 Broadcast Ltd.*	39,466	19,387
VGI Global Media PCL (NVDR)	70,796	7,365
Visi Media Asia Tbk PT*	823,000	17,437
Viva China Holdings Ltd.*	392,000	40,970
Wisdom Sports Group	71,000	37,286
YG Entertainment, Inc.	871	34,724
Zee Entertainment Enterprises Ltd.	22,098	138,195
		4,031,689
Metals & Mining – 3.0%
Alrosa PAO	80,667	64,943
Aluminum Corp. of China Ltd., Class H*	144,000	46,637
Aneka Tambang Persero Tbk PT*	1,960,310	54,137
Angang Steel Co., Ltd., Class H	104,000	43,478
Anglo American Platinum Ltd.*	2,685	47,200
AngloGold Ashanti Ltd.*	14,569	124,231
ArcelorMittal South Africa Ltd.*	34,160	20,362
Assore Ltd.	11,928	69,115
Bradespar S.A. (Preference)	4,745	10,185
China Daye Non-Ferrous Metals Mining Ltd.*	556,000	10,546
China Hongqiao Group Ltd.	30,500	15,938
China Metal Products	73,725	66,086

	Shares	Value
Metals & Mining – (continued)
China Metal Recycling Holdings Ltd.* ^	51,000	—
China Molybdenum Co., Ltd., Class H	152,400	$85,146
China Steel Corp.	457,981	277,214
China Zhongwang Holdings Ltd.	26,800	11,861
Chinalco Mining Corp. International*	128,000	11,726
Chung Hung Steel Corp.*	196,000	29,584
Cia Siderurgica Nacional S.A.	23,100	26,083
Dongkuk Steel Mill Co., Ltd.*	18,458	110,743
Eregli Demir ve Celik Fabrikalari TAS	72,067	102,472
Ezz Steel*	17,574	21,710
Feng Hsin Steel Co., Ltd.	26,000	30,034
Gerdau S.A.	12,700	13,547
Gerdau S.A. (Preference)	35,182	49,702
Gloria Material Technology Corp.	61,900	32,892
Gold Fields Ltd.	25,159	66,985
Grupa Kety S.A.	1,119	80,755
Grupo Mexico SAB de CV	136,900	333,289
Grupo Simec SAB de CV*	6,200	16,992
Hanson International Tbk PT*	934,935	46,106
Harmony Gold Mining Co., Ltd.*	124,081	88,433
Hindalco Industries Ltd.	28,932	37,214
Hindustan Zinc Ltd.	6,592	15,853
Honbridge Holdings Ltd.*	112,000	19,943
Hyundai Steel Co.	2,696	123,207
Impala Platinum Holdings Ltd.*	18,700	51,224
Industrias Penoles SAB de CV	2,005	26,638
Jastrzebska Spolka Weglowa S.A.*	19,435	66,748
Jiangxi Copper Co., Ltd., Class H	39,000	51,630
JSW Steel Ltd.	3,713	51,727
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	8,180	4,551

See Accompanying Notes to the Financial Statements.

160	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D*	229,892	$103,434
KGHM Polska Miedz S.A.	4,500	104,973
KISWIRE Ltd.	1,058	38,281
Korea Zinc Co., Ltd.	439	182,524
Koza Altin Isletmeleri A/S	5,091	28,676
Kumkang Kind Co., Ltd.	692	37,937
Maanshan Iron & Steel Co., Ltd., Class H*	140,000	30,167
Magnitogorsk Iron & Steel Works OJSC	15,882	5,988
Metalurgica Gerdau S.A. (Preference)	75,408	51,009
Minera Frisco SAB de CV*	30,500	16,072
Minsur S.A.	182,337	39,970
MMC Norilsk Nickel PJSC	1,080	160,481
MMC Norilsk Nickel PJSC (ADR)	12,120	179,982
MMG Ltd.*	88,000	19,417
MOIL Ltd.	12,630	41,150
National Aluminium Co., Ltd.	27,956	16,471
Nickel Asia Corp.	101,064	17,161
NMDC Ltd.	30,461	46,732
North Mining Shares Co., Ltd.*	1,180,000	12,790
Northam Platinum Ltd.*	21,006	46,191
Novolipetsk Steel OJSC	25,236	30,910
Poongsan Corp.	6,434	145,323
POSCO	3,106	495,848
POSCO Chemtech Co., Ltd.	7,022	88,387
Press Metal Bhd	24,700	13,396
Royal Bafokeng Platinum Ltd.*	11,882	24,097
Seah Besteel Corp.	761	19,191
SeAH Holdings Corp.	320	49,121
SeAH Steel Corp.	1,429	80,096
Severstal PAO	3,213	37,341
Severstal PAO (GDR)	2,805	32,987
Shougang Fushan Resources Group Ltd.	568,000	76,954
Sibanye Gold Ltd.	31,634	53,339

	Shares	Value
Metals & Mining – (continued)
Sociedad Minera Cerro Verde SAA*	737	$12,897
Stalprodukt S.A.	334	27,746
Steel Authority of India Ltd.	21,842	17,833
STP & I PCL (NVDR)	152,760	57,552
TA Chen Stainless Pipe	220,584	107,019
Tang Eng Iron Works Co., Ltd.*	8,000	11,336
Tata Steel Ltd.	7,277	27,462
Thye Ming Industrial Co., Ltd.	46,000	42,793
Ton Yi Industrial Corp.	46,000	22,530
Tung Ho Steel Enterprise Corp.	32,000	17,398
Usinas Siderurgicas de Minas Gerais S.A.	13,721	28,237
Vale Indonesia Tbk PT	129,900	21,211
Vale S.A.	54,900	243,673
Vale S.A. (Preference)	69,219	252,662
Vedanta Ltd.	43,413	66,403
Volcan Cia Minera SAA, Class B	142,418	13,919
YC INOX Co., Ltd.	108,000	65,206
Yeong Guan Energy Technology Group Co., Ltd.	6,425	41,265
Yieh Phui Enterprise Co., Ltd.	158,702	37,838
Young Poong Corp.	29	31,848
Zijin Mining Group Co., Ltd., Class H	178,000	48,002
		5,978,093
Multiline Retail – 0.8%
Aeon Co. M Bhd	10,800	7,115
El Puerto de Liverpool SAB de CV	5,800	80,494
Far Eastern Department Stores Ltd.	57,012	34,597
Future Retail Ltd.	10,119	18,389
Golden Eagle Retail Group Ltd.	14,000	18,010
Gwangju Shinsegae Co., Ltd.	151	39,536
Hyundai Department Store Co., Ltd.	578	63,628
Intime Retail Group Co., Ltd.	60,000	66,425

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	161

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multiline Retail – (continued)
Lojas Americanas S.A.	4,375	$13,317
Lojas Americanas S.A. (Preference)	19,372	84,218
Lojas Renner S.A.	24,500	117,922
Lotte Shopping Co., Ltd.	553	112,535
Maoye International Holdings Ltd.	441,000	56,903
Marisa Lojas S.A.	11,330	19,190
Matahari Department Store Tbk PT	64,100	77,622
Mitra Adiperkasa Tbk PT*	50,700	12,779
Multipolar Tbk PT	906,895	21,732
Parkson Holdings Bhd*	77,102	19,204
Parkson Retail Group Ltd.	98,000	14,542
Poya International Co., Ltd.	4,080	46,501
Robinson Department Store PCL (NVDR)	6,500	7,219
SACI Falabella	39,639	266,031
Shinsegae Co., Ltd.	308	62,813
Springland International Holdings Ltd.	324,000	81,522
Taiwan FamilyMart Co., Ltd.	2,000	13,061
Woolworths Holdings Ltd.	31,935	237,130
		1,592,435
Multi-Utilities – 0.1%
Qatar Electricity & Water Co. QSC	719	41,991
Tianjin Development Holdings Ltd.	56,000	36,418
YTL Corp. Bhd	104,000	36,555
YTL Power International Bhd	55,860	19,634
		134,598
Oil, Gas & Consumable Fuels – 5.6%
Adaro Energy Tbk PT	1,068,600	46,452
AK Transneft OAO (Preference)	68	158,483
The Bangchak Petroleum PCL (NVDR)	10,400	10,526
Banpu PCL (NVDR)	13,800	8,419
Bashneft PAO	648	19,487

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Bashneft PAO (Preference)	3,167	$78,920
Bharat Petroleum Corp. Ltd.	7,494	99,901
Cairn India Ltd.	12,174	28,579
China Coal Energy Co., Ltd., Class H	137,000	58,865
China Petroleum & Chemical Corp., Class H	968,236	693,373
China Shenhua Energy Co., Ltd., Class H	120,619	204,194
CNOOC Ltd.	572,000	641,370
Coal India Ltd.	46,852	229,367
Cosan S.A. Industria e Comercio	8,000	51,430
Dana Gas PJSC*	1,166,751	149,302
Ecopetrol S.A.	113,864	53,161
Empresas COPEC S.A.	16,207	151,979
Energy Absolute PCL (NVDR)	60,600	39,528
Essar Oil Ltd.*	11,219	32,844
Esso Thailand PCL (NVDR)*	230,200	36,244
Exxaro Resources Ltd.	6,974	29,029
Formosa Petrochemical Corp.	68,000	165,688
Gazprom PAO	285,790	607,657
Gazprom PAO (ADR)	73,857	310,938
The Great Eastern Shipping Co., Ltd.	17,277	99,849
GS Holdings Corp.	1,530	67,371
Hankook Shell Oil Co., Ltd.	56	24,904
Hindustan Petroleum Corp. Ltd.	3,954	46,499
Indian Oil Corp. Ltd.	11,043	67,556
Indo Tambangraya Megah Tbk PT	143,400	88,790
Inner Mongolia Yitai Coal Co., Ltd., Class B	49,300	41,412
IRPC PCL (NVDR)	365,100	41,881
Kunlun Energy Co., Ltd.	106,022	86,732
Lubelski Wegiel Bogdanka S.A.	11,931	127,637
Lukoil PJSC	14,967	543,869
Lukoil PJSC (ADR)*	589	21,381
Mangalore Refinery & Petrochemicals Ltd.*	8,266	6,926
Medco Energi Internasional Tbk PT	179,600	14,106

See Accompanying Notes to the Financial Statements.

162	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
MOL Hungarian Oil & Gas PLC	1,502	$68,178
Novatek OAO	30,210	276,476
Oil & Natural Gas Corp. Ltd.	70,316	265,736
Oil India Ltd.	6,412	39,829
PetroChina Co., Ltd., Class H	760,000	594,263
Petroleo Brasileiro S.A.*	107,200	261,610
Petroleo Brasileiro S.A. (Preference)*	142,863	286,570
Petron Corp.	140,600	24,324
Petronas Dagangan Bhd	4,800	25,140
Polski Koncern Naftowy Orlen S.A.	12,881	209,893
Polskie Gornictwo Naftowe i Gazownictwo S.A.	77,952	138,819
PTT Exploration & Production PCL	469	963
PTT Exploration & Production PCL (NVDR)	38,321	78,651
PTT PCL (NVDR)	34,800	269,066
Qatar Gas Transport Co., Ltd.	7,611	51,517
Reliance Industries Ltd.	39,281	569,693
Reliance Industries Ltd. (GDR)(a)	10,280	295,036
Rosneft OAO	31,719	128,227
Rosneft OAO (GDR)	3,546	14,184
Sasol Ltd.	18,285	586,931
Semirara Mining and Power Corp.	12,450	35,606
Sinopec Kantons Holdings Ltd.	26,000	14,862
SK Gas Ltd.	1,121	83,776
SK Innovation Co., Ltd.*	2,310	240,108
S-Oil Corp.	1,378	82,555
Sugih Energy Tbk PT*	2,923,600	81,594
Surgutneftegas OAO	187,437	105,058
Surgutneftegas OAO (ADR)	17,091	93,573
Surgutneftegas OAO (Preference)	211,682	144,193
Surgutneftegas OAO (Preference) (ADR)	12,172	82,222

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Tambang Batubara Bukit Asam Persero Tbk PT	57,800	$30,827
Tatneft PAO	19,747	101,696
Tatneft PAO (ADR)	6,184	191,395
Tatneft PAO (Preference)	968	2,743
Thai Oil PCL (NVDR)	45,200	68,942
Tupras Turkiye Petrol Rafinerileri A/S*	5,169	136,699
Ultrapar Participacoes S.A.	13,200	230,094
Yanzhou Coal Mining Co., Ltd., Class H	56,000	27,024
		11,122,722
Paper & Forest Products – 0.4%
Chung Hwa Pulp Corp.	81,171	24,904
Duratex S.A.	16,699	27,805
Empresas CMPC S.A.	33,053	81,667
Fibria Celulose S.A.	10,000	136,953
Jaya Tiasa Holdings Bhd	78,400	22,264
Lee & Man Paper Manufacturing Ltd.	59,000	36,846
Long Chen Paper Co., Ltd.	165,038	59,989
Mondi Ltd.	4,420	103,061
Nine Dragons Paper Holdings Ltd.	56,000	37,212
Sappi Ltd.*	20,544	81,318
Superb Summit International Group Ltd.* ^	395,000	74,412
Suzano Papel e Celulose S.A. (Preference), Class A	18,782	80,872
YFY, Inc.	31,000	10,695
		777,998
Personal Products – 0.9%
Amorepacific Corp.	1,152	381,457
Amorepacific Corp. (Preference)	166	28,175
AMOREPACIFIC Group	1,040	146,871
Bajaj Corp. Ltd.*	4,145	25,963
Bioland Ltd.	931	20,538
Chlitina Holding Ltd.	9,000	73,745
CKH Food & Health Ltd.*	15,601	51,043
Colgate-Palmolive India Ltd.	1,572	22,983
Coreana Cosmetics Co., Ltd.*	2,352	21,765

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	163

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Personal Products – (continued)
Cosmax BTI, Inc.	834	$52,159
Cosmax, Inc.	216	36,472
Dabur India Ltd.	24,631	101,679
Emami Ltd.	1,351	22,147
Godrej Consumer Products Ltd.	4,977	96,120
Grape King Bio Ltd.	8,000	44,111
Hengan International Group Co., Ltd.	27,500	297,883
Hypermarcas S.A.*	14,800	67,384
Karex Bhd	23,300	18,983
Korea Kolmar Co., Ltd.	808	63,645
Korea Kolmar Holdings Co., Ltd.	443	25,724
Marico Ltd.	4,975	29,479
Microbio Co., Ltd.*	45,365	37,381
Natura Cosmeticos S.A.	8,400	50,046
Procter & Gamble Hygiene & Health Care Ltd.	207	19,260
Sansung Life & Science Co., Ltd.*	738	24,405
		1,759,418
Pharmaceuticals – 2.3%
Abbott India Ltd.	469	40,056
Adcock Ingram Holdings Ltd.	12,750	48,020
Ajanta Pharma Ltd.	1,415	33,551
Alembic Pharmaceuticals Ltd.	5,526	57,412
Aspen Pharmacare Holdings Ltd.*	12,122	272,886
Aurobindo Pharma Ltd.	7,924	101,371
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	34,000	41,721
Binex Co., Ltd.*	1,673	23,847
Boryung Pharmaceutical Co., Ltd.	312	15,244
Bukwang Pharmaceutical Co., Ltd.	1,237	27,289
Cadila Healthcare Ltd.	6,150	39,228
Celltrion, Inc.*	3,236	218,562
Center Laboratories, Inc.*	19,250	42,398

	Shares	Value
Pharmaceuticals – (continued)
China Medical System Holdings Ltd.	39,000	$53,844
China Shineway Pharmaceutical Group Ltd.	31,000	40,320
Chong Kun Dang Pharmaceutical Corp.	1,073	60,048
Cipla Ltd.	13,869	146,543
Consun Pharmaceutical Group Ltd.	39,000	22,947
CSPC Pharmaceutical Group Ltd.	88,000	82,208
Daehan New Pharm Co., Ltd.*	718	11,336
Daewoong Pharmaceutical Co., Ltd.	452	30,211
Dawnrays Pharmaceutical Holdings Ltd.	36,000	29,961
Dong-A Socio Holdings Co., Ltd.	267	38,058
Dong-A ST Co., Ltd.	271	29,595
DongKook Pharmaceutical Co., Ltd.	450	19,460
Dr Reddy’s Laboratories Ltd.	1,961	128,440
Dr. Reddy’s Laboratories Ltd. (ADR)	1,456	94,334
Genomma Lab Internacional SAB de CV, Class B*	76,200	55,921
GlaxoSmithKline Pharmaceuticals Ltd.	690	34,953
Glenmark Pharmaceuticals Ltd.	4,184	63,485
Green Cross Holdings Corp.	2,280	82,096
Hanmi Pharm Co., Ltd.*	264	119,721
Hanmi Science Co., Ltd.*	960	110,732
Hua Han Bio-Pharmaceutical Holdings Ltd., Class H	383,440	55,907
Huons Co., Ltd.	664	54,224
Il Dong Pharmaceutical Co., Ltd.	838	19,001
Ilyang Pharmaceutical Co., Ltd.*	1,310	64,463
Jeil Pharmaceutical Co.	376	8,047
JW Pharmaceutical Corp.	900	27,551
Kalbe Farma Tbk PT	886,300	92,596

See Accompanying Notes to the Financial Statements.

164	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Kolon Life Science, Inc.	400	$56,840
Komipharm International Co., Ltd.*	1,670	39,038
Kwang Dong Pharmaceutical Co., Ltd.	3,838	39,220
Lee’s Pharmaceutical Holdings Ltd.	20,000	25,909
LG Life Sciences Ltd.*	812	43,875
Livzon Pharmaceutical Group, Inc., Class H^	10,920	56,361
Luye Pharma Group Ltd.*	52,500	51,822
Natco Pharma Ltd.	552	21,630
Oneness Biotech Co., Ltd.	16,350	18,887
Piramal Enterprises Ltd.	3,018	43,181
Richter Gedeon Nyrt	8,072	135,259
Sanofi India Ltd.	1,139	79,312
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd., Class H	12,000	18,518
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	37,500	122,176
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	30,000	28,490
Sihuan Pharmaceutical Holdings Group Ltd.^	141,000	79,923
Sino Biopharmaceutical Ltd.	112,000	140,034
SSY Group Ltd.	208,165	52,376
Strides Arcolab Ltd.	2,731	54,066
Sun Pharma Advanced Research Co., Ltd.*	1,560	9,229
Sun Pharmaceutical Industries Ltd.	38,909	529,673
Tempo Scan Pacific Tbk PT	161,200	20,021
Tong Ren Tang Technologies Co., Ltd., Class H	33,000	51,692
Torrent Pharmaceuticals Ltd.	1,906	44,953
TTY Biopharm Co., Ltd.	21,686	61,658
TWi Pharmaceuticals, Inc.*	3,000	16,542
Whanin Pharmaceutical Co., Ltd.	1,318	23,931
Wockhardt Ltd.	2,193	50,236

	Shares	Value
Pharmaceuticals – (continued)
Yuhan Corp.	282	$70,002
YungShin Global Holding Corp.	13,650	19,951
		4,542,392
Professional Services – 0.0%†
Sporton International, Inc.	6,238	37,854
Real Estate Investment Trusts (REITs) – 0.9%
Arrowhead Properties Ltd., Class A	63,024	45,191
Arrowhead Properties Ltd., Class B	11,587	8,392
Axis Real Estate Investment Trust	94,400	36,587
Capital Property Fund Ltd.	54,889	64,165
Capitaland Malaysia Mall Trust	72,500	23,289
Concentradora Fibra Danhos S.A. de CV	17,600	41,176
Emira Property Fund Ltd.	46,823	62,401
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	52,935	51,451
Fibra Uno Administracion S.A. de CV	85,200	187,011
Fortress Income Fund Ltd.	13,599	32,898
Fortress Income Fund Ltd., Class A	35,290	40,845
Growthpoint Properties Ltd.	66,785	122,719
Hyprop Investments Ltd.	7,010	63,720
KLCCP Stapled Group	9,500	15,524
Mexico Real Estate Management S.A. de CV*	263,990	366,228
Pavilion Real Estate Investment Trust	11,800	4,148
PLA Administradora Industrial S de RL de CV*	72,649	133,969
Prologis Property Mexico S.A. de CV*	45,868	76,258
Redefine Properties Ltd.	203,237	170,166
Resilient Property Income Fund Ltd.	11,449	101,167
SA Corporate Real Estate Fund Nominees Pty Ltd.	154,323	58,234

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	165

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Sunway Real Estate Investment Trust	39,400	$14,032
Torunlar Gayrimenkul Yatirim Ortakligi A/S	21,006	23,880
Vukile Property Fund Ltd.	54,165	75,128
		1,818,579
Real Estate Management & Development – 4.3%
8990 Holdings, Inc.	67,600	9,385
Agile Property Holdings Ltd.	57,750	31,520
Agung Podomoro Land Tbk PT*	1,937,900	39,077
Alam Sutera Realty Tbk PT	3,047,000	86,596
Aldar Properties PJSC	126,053	78,249
Amata Corp. PCL (NVDR)	50,200	19,336
Amer Group Holding	155,398	10,450
AP Thailand PCL (NVDR)	239,100	40,335
Attacq Ltd.*	70,699	111,886
Ayala Land, Inc.	215,700	165,161
Bangkok Land PCL (NVDR)	951,800	42,014
Barwa Real Estate Co.	2,979	36,744
Beijing Capital Land Ltd., Class H	22,000	10,617
Beijing Properties Holdings Ltd.*	370,800	26,314
Belle Corp.	33,100	2,446
BR Malls Participacoes S.A.	7,600	22,146
BR Properties S.A.	27,000	82,890
Bumi Serpong Damai Tbk PT	390,000	46,159
Carnival Group International Holdings Ltd.*	409,223	45,938
Cathay Real Estate Development Co., Ltd.	23,000	9,954
Central China Real Estate Ltd.	244,000	49,114
Central Pattana PCL (NVDR)	68,500	88,592
China Jinmao Holdings Group Ltd.	130,000	35,896
China Merchants Land Ltd.	116,000	24,696
China Oceanwide Holdings Ltd.*	202,000	28,149
China Overseas Grand Oceans Group Ltd.	250,000	79,676

	Shares	Value
Real Estate Management & Development – (continued)
China Overseas Land & Investment Ltd.	156,000	$507,245
China Resources Land Ltd.	97,777	255,479
China SCE Property Holdings Ltd.*	453,800	99,542
China South City Holdings Ltd.	112,000	26,880
China Vanke Co., Ltd., Class H	42,100	98,757
China Vast Industrial Urban Development Co., Ltd.(a)	144,000	57,971
Chong Hong Construction Co., Ltd.	61,215	86,834
CIFI Holdings Group Co., Ltd.	209,149	44,798
Ciputra Development Tbk PT	506,951	40,186
Colour Life Services Group Co., Ltd.	47,000	40,632
Corp. Inmobiliaria Vesta SAB de CV	48,300	79,250
Country Garden Holdings Co., Ltd.	294,470	112,467
Dalian Wanda Commercial Properties Co., Ltd., Class H(a)	21,400	143,309
Deyaar Development PJSC*	167,706	27,077
DLF Ltd.	5,566	9,923
Dongwon Development Co., Ltd.	939	35,252
Douja Promotion Groupe Addoha S.A.	39,509	108,818
Eastern & Oriental Bhd*	113,974	42,183
Echo Investment S.A.*	30,348	51,681
Eco World Development Group Bhd*	80,600	25,703
Emaar Malls Group PJSC*	69,244	59,009
Emaar Properties PJSC	129,559	227,519
Evergrande Real Estate Group Ltd.	192,000	147,652
Ezdan Holding Group QSC	44,292	237,262
Fantasia Holdings Group Co., Ltd.	528,000	63,359
Fullshare Holdings Ltd.*	505,000	97,089
Globe Trade Centre S.A.*	32,139	56,066
Godrej Properties Ltd.	3,326	17,484

See Accompanying Notes to the Financial Statements.

166	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Goldin Properties Holdings Ltd.*	44,000	$37,925
Greentown China Holdings Ltd.	25,500	22,407
Guangzhou R&F Properties Co., Ltd., Class H	61,600	61,361
Guorui Properties Ltd.	11,000	5,252
Highwealth Construction Corp.	33,150	49,015
Hongkong Land Holdings Ltd.	46,000	345,460
Hopson Development Holdings Ltd.*	24,000	20,376
Housing Development & Infrastructure Ltd.*	30,593	34,013
Huaku Development Co., Ltd.*	74,000	140,644
Huang Hsiang Construction Corp.	47,000	38,366
Hung Poo Real Estate Development Corp.	41,000	27,469
Hung Sheng Construction Ltd.*	145,000	70,125
Hydoo International Holding Ltd.	362,000	56,051
IGB Corp. Bhd	13,100	7,471
Iguatemi Empresa de Shopping Centers S.A.	4,800	26,625
IOI Properties Group Bhd	14,300	6,724
Joy City Property Ltd.	186,000	29,280
Kaisa Group Holdings Ltd.* ^	66,000	13,285
KEE TAI Properties Co., Ltd.*	112,000	58,995
Kindom Construction Corp.	103,000	58,062
Korea Real Estate Investment & Trust Co., Ltd.	16,558	47,856
KrisAssets Holdings Bhd* ^	17,100	–
KSL Holdings Bhd	120,642	44,089
KWG Property Holding Ltd.	46,418	33,660
Land & Houses PCL (NVDR)	104,100	25,024
Lippo Cikarang Tbk PT*	39,900	23,321
Lippo Karawaci Tbk PT	637,100	55,390
Longfor Properties Co., Ltd.	47,000	63,191
LPN Development PCL (NVDR)	176,400	88,777

	Shares	Value
Real Estate Management & Development – (continued)
LSR Group PJSC	11,790	$113,015
Mah Sing Group Bhd	66,610	20,467
MBK PCL (NVDR)	212,000	83,447
Medinet Nasr Housing*	5,276	15,874
Megaworld Corp.	413,000	41,371
Mingfa Group International Co., Ltd.*	36,000	8,733
Multiplan Empreendimentos Imobiliarios S.A.	1,400	15,323
New World China Land Ltd.	110,000	73,096
Oberoi Realty Ltd.	1,621	7,089
Pakuwon Jati Tbk PT	1,037,300	32,284
Palm Hills Developments SAE*	53,421	14,170
Parque Arauco S.A.	42,681	71,385
Poly Property Group Co., Ltd.	71,000	23,086
Powerlong Real Estate Holdings Ltd.	258,000	50,934
Prince Housing & Development Corp.	59,197	18,417
Pruksa Real Estate PCL (NVDR)	24,700	19,445
Quality Houses PCL (NVDR)	352,625	25,380
Radium Life Tech Co., Ltd.*	235,245	90,943
Redco Properties Group Ltd.(a)	56,000	38,152
Renhe Commercial Holdings Co., Ltd.*	746,000	38,984
Road King Infrastructure Ltd.	97,000	84,608
Robinsons Land Corp.	47,500	31,044
Ruentex Development Co., Ltd.	36,088	43,966
Sansiri PCL (NVDR)	1,385,200	66,597
Selangor Properties Bhd	19,900	24,551
Shanghai Industrial Urban Development Group Ltd.*	134,000	26,108
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	53,900	175,930
Shanghai Zendai Property Ltd.*	695,000	18,204
Shenzhen Investment Ltd.	96,266	39,127
Shimao Property Holdings Ltd.	45,500	80,314

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	167

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Shining Building Business Co., Ltd.*	129,371	$46,427
Shui On Land Ltd.	122,666	33,871
Sino-Ocean Land Holdings Ltd.	135,267	79,065
Sinyi Realty, Inc.	19,499	17,058
SM Prime Holdings, Inc.	393,200	181,399
Sobha Ltd.	4,384	21,771
SOHO China Ltd.	84,500	43,612
SP Setia Bhd Group	15,359	11,798
Summarecon Agung Tbk PT	313,000	31,900
Sunac China Holdings Ltd.	65,000	40,090
Sunway Bhd	42,533	30,692
Supalai PCL (NVDR)	22,800	12,116
Taiwan Land Development Corp.	71,500	23,677
Talaat Moustafa Group	43,834	37,065
TICON Industrial Connection PCL (NVDR)	88,430	29,835
Times Property Holdings Ltd.	154,000	61,400
Tropicana Corp. Bhd*	186,088	41,800
U City PCL (NVDR)*	30,211,700	33,977
UEM Sunrise Bhd	114,900	33,432
Union Properties PJSC	109,478	25,664
Unitech Ltd.*	206,991	24,074
United Development Co. QSC	3,570	24,096
United Power of Asia PCL (NVDR)*	331,000	14,052
UOA Development Bhd	175,400	86,148
Vista Land & Lifescapes, Inc.	1,074,700	127,853
Wanda Hotel Development Co., Ltd.*	150,000	22,838
WHA Corp. PCL (NVDR)*	394,090	35,678
Wuzhou International Holdings Ltd.*	156,000	24,356
Yida China Holdings Ltd.	176,000	60,634
Yuexiu Property Co., Ltd.	226,520	39,166
Yuzhou Properties Co., Ltd.	322,200	77,327
Zall Development Group Ltd.*	657,000	144,962

	Shares	Value
Real Estate Management & Development – (continued)
Zhuguang Holdings Group Co., Ltd.*	160,000	$30,142
		8,453,000
Road & Rail – 0.3%
Bangkok Metro PCL (NVDR)*	139,400	7,133
Blue Bird Tbk PT	35,300	14,894
BTS Group Holdings PCL (NVDR)	299,840	81,351
CAR, Inc.*	37,000	65,024
CJ Korea Express Co., Ltd.*	357	61,063
Container Corp. of India Ltd.	1,750	35,489
Dazhong Transportation Group Co., Ltd., Class B	41,000	44,198
Evergreen International Storage & Transport Corp.	66,000	27,446
Guangshen Railway Co., Ltd., Class H	164,000	85,067
JSL S.A.	100	244
Localiza Rent a Car S.A.	8,020	54,251
PKP Cargo S.A.	1,151	19,840
		496,000
Semiconductors & Semiconductor Equipment – 3.6%
A-DATA Technology Co., Ltd.	70,131	72,802
Advanced Semiconductor Engineering, Inc.	244,000	284,110
Advanced Wireless Semiconductor Co.	10,000	24,089
Ardentec Corp.	116,622	88,912
ASMedia Technology, Inc.*	2,000	10,381
China Electronics Corp Holdings Co., Ltd.	46,000	15,729
Chipbond Technology Corp.	23,000	32,874
ChipMOS Technologies, Inc.	8,000	7,997
Darwin Precisions Corp.	49,000	19,396
Elan Microelectronics Corp.*	11,000	12,198
Elite Advanced Laser Corp.	9,600	40,661
Elite Semiconductor Memory Technology, Inc.*	87,000	78,388
eMemory Technology, Inc.*	3,000	30,958
Eo Technics Co., Ltd.	400	35,016
Epistar Corp.	20,436	18,508

See Accompanying Notes to the Financial Statements.

168	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
E-Ton Solar Tech Co., Ltd.*	61,000	$22,736
Eugene Technology Co., Ltd.	1,668	16,972
Everlight Electronics Co., Ltd.	16,000	24,372
Faraday Technology Corp.*	20,400	33,368
FocalTech Systems Co., Ltd.	106,000	87,508
Formosa Advanced Technologies Co., Ltd.	17,000	10,683
GCL-Poly Energy Holdings Ltd.*	296,000	61,491
GemVax & Kael Co., Ltd.*	2,702	70,628
Gigasolar Materials Corp.	1,380	26,781
Gintech Energy Corp.*	154,053	113,653
Globetronics Technology Bhd	16,200	23,455
Greatek Electronics, Inc.	13,000	12,894
Hanmi Semiconductor Co., Ltd.	1,370	12,978
Hansol Technics Co., Ltd.*	1,888	41,567
Hermes Microvision, Inc.	2,000	77,318
Holtek Semiconductor, Inc.	19,000	28,620
Hua Hong Semiconductor Ltd.* (a)	32,000	32,495
Inotera Memories, Inc.*	87,000	67,266
ISC Co., Ltd.	278	6,243
King Yuan Electronics Co., Ltd.*	40,000	25,629
Kinsus Interconnect Technology Corp.	15,000	30,912
Koh Young Technology, Inc.	1,153	33,628
LEENO Industrial, Inc.	1,098	42,136
Lextar Electronics Corp.*	8,000	4,510
Macronix International*	61,000	8,963
MediaTek, Inc.	55,000	431,177
Motech Industries, Inc.*	38,000	49,690
Nanya Technology Corp.	18,000	22,206
Neo Solar Power Corp.	23,914	16,317
Novatek Microelectronics Corp.	22,000	75,223
Orient Semiconductor Electronics Ltd.*	34,000	12,358
Parade Technologies Ltd.	2,400	18,556
Phison Electronics Corp.	4,000	29,017
Pixart Imaging, Inc.	12,000	26,947

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Powertech Technology, Inc.	24,000	$53,229
Radiant Opto-Electronics Corp.	17,330	53,917
Realtek Semiconductor Corp.	17,070	35,808
Richtek Technology Corp.	5,000	29,187
Semiconductor Manufacturing International Corp.*	1,021,000	94,853
Seoul Semiconductor Co., Ltd.*	252	4,200
Shanghai Fudan Microelectronics Group Co., Ltd., Class H*	24,000	15,731
Shunfeng International Clean Energy Ltd.*	26,000	8,353
ShunSin Technology Holding Ltd.	10,000	32,344
Sigurd Microelectronics Corp.	56,000	37,778
Silergy Corp.	1,000	10,242
Silicon Works Co., Ltd.	1,989	59,318
Siliconware Precision Industries Co., Ltd.	127,000	168,415
Sino-American Silicon Products, Inc.*	27,000	33,642
Sitronix Technology Corp.	14,000	39,373
SK Hynix, Inc.	22,673	610,553
Sunplus Technology Co., Ltd.	40,000	15,956
Taiwan Semiconductor Manufacturing Co., Ltd.	683,200	2,872,666
Taiwan Surface Mounting Technology Corp.	92,316	86,306
Topco Scientific Co., Ltd.	48,327	76,815
Transcend Information, Inc.	3,000	8,382
United Microelectronics Corp.	494,000	181,083
Unity Opto Technology Co., Ltd.	38,000	26,864
Vanguard International Semiconductor Corp.	30,000	38,767
Win Semiconductors Corp.	17,604	23,995
Winbond Electronics Corp.*	91,000	22,061
Wonik IPS Co., Ltd.*	2,519	20,858
XinTec, Inc.	14,000	17,681

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	169

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Xinyi Solar Holdings Ltd.	94,000	$37,600
Youngtek Electronics Corp.	30,300	44,381
		7,130,674
Software – 0.5%
Asseco Poland S.A.	2,197	32,583
Boyaa Interactive International Ltd.	51,000	22,045
Brogent Technologies, Inc.	4,389	37,720
CD Projekt Red S.A.*	7,867	54,323
Chanjet Information Technology Co., Ltd., Class H	4,600	8,096
Com2uSCorp*	169	17,047
Cyberlink Corp.	10,240	21,922
Cyient Ltd.	8,187	67,274
Feiyu Technology International Co., Ltd.(a)	49,500	11,433
Gamevil, Inc.*	528	38,904
Hancom, Inc.	2,080	38,040
International Games System Co., Ltd.	3,000	8,132
JoyCity Corp.*	758	18,617
Kingdee International Software Group Co., Ltd.	186,000	77,039
Kingsoft Corp. Ltd.	23,000	52,410
Linekong Interactive Group Co., Ltd.* (a)	26,000	18,653
NCSoft Corp.	490	81,448
Neowiz Games Corp.*	1,456	23,244
NetDragon Websoft, Inc.	26,500	73,515
Nexon GT Co., Ltd.*	1,023	12,563
NHN Entertainment Corp.*	720	35,114
Oracle Financial Services Software Ltd.	654	38,834
Ourgame International Holdings Ltd.	27,000	13,935
Sinosoft Technology Group Ltd.	32,000	18,250
Soft-World International Corp.	16,000	31,790
SundayToz Corp.*	5,550	69,859

	Shares	Value
Software – (continued)
TOTVS S.A.	2,600	$23,114
Webzen, Inc.*	474	13,533
WeMade Entertainment Co., Ltd.*	1,023	41,143
X-Legend Entertainment Co., Ltd.*	1,250	3,227
XPEC Entertainment, Inc.	8,185	22,439
		1,026,246
Specialty Retail – 1.0%
Ace Hardware Indonesia Tbk PT	1,034,000	50,614
Baoxin Auto Group Ltd.	29,500	12,257
BerMaz Motor Sdn Bhd*	54,880	26,827
China Greenland Rundong Auto Group Ltd.* (a)	98,000	39,579
China Harmony New Energy Auto Holding Ltd.	22,000	14,704
China Yongda Automobiles Services Holdings Ltd.	162,500	76,112
China ZhengTong Auto Services Holdings Ltd.	302,500	135,440
Cia Hering	48,600	191,560
The Foschini Group Ltd.	5,621	57,555
GOME Electrical Appliances Holding Ltd.	418,447	77,209
Hengdeli Holdings Ltd.	684,000	103,261
Home Product Center PCL (NVDR)	142,065	27,960
Hotai Motor Co., Ltd.	12,000	141,020
Hotel Shilla Co., Ltd.	1,373	132,477
Italtile Ltd.	148,724	132,494
Kolao Holdings	1,207	14,399
The LEADCORP Inc.	697	9,782
Lewis Group Ltd.	22,814	98,945
LOTTE Himart Co., Ltd.	381	19,450
Mr Price Group Ltd.	9,465	145,677
National Petroleum Co., Ltd.*	27,000	30,066
PC Jeweller Ltd.	1,509	10,307
PTG Energy PCL (NVDR)	26,300	11,091
Senao International Co., Ltd.	18,000	24,785
Seobu T&D*	1,777	35,149

See Accompanying Notes to the Financial Statements.

170	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Shanghai La Chapelle Fashion Co., Ltd., Class H(a)	30,400	$52,013
Shinsegae International Co., Ltd.	150	14,605
SSI Group, Inc.*	82,600	9,368
Super Group Ltd.*	37,494	88,421
Truworths International Ltd.	12,273	83,336
Zhongsheng Group Holdings Ltd.	31,000	12,880
		1,879,343
Technology Hardware, Storage & Peripherals – 4.6%
Acer, Inc.*	53,858	22,895
Adlink Technology, Inc.	12,525	33,798
Advantech Co., Ltd.	14,292	102,798
Asia Vital Components Co., Ltd.	90,000	72,913
Asustek Computer, Inc.	27,000	242,026
Aten International Co., Ltd.	26,000	57,905
Casetek Holdings Ltd.	4,000	17,620
Catcher Technology Co., Ltd.	28,000	276,002
Chicony Electronics Co., Ltd.	19,326	46,196
Clevo Co.	39,322	42,515
CMC Magnetics Corp.*	735,301	88,562
Compal Electronics, Inc.	179,000	111,932
Coolpad Group Ltd.*	176,000	30,885
Elitegroup Computer Systems Co., Ltd.	100,530	69,986
Ennoconn Corp.	4,000	43,002
Foxconn Technology Co., Ltd.	34,678	91,226
Getac Technology Corp.	113,000	77,274
Gigabyte Technology Co., Ltd.	38,000	39,798
Goldpac Group Ltd.	39,000	20,280
HTC Corp.	30,000	72,543
IEI Integration Corp.	20,034	25,302
Inventec Corp.	130,000	74,884
KONA I Co., Ltd.	1,266	40,699
Lenovo Group Ltd.	246,000	229,809
Lite-On Technology Corp.	48,973	50,989

	Shares	Value
Technology Hardware, Storage & Peripherals – (continued)
Micro-Star International Co., Ltd.	38,000	$38,745
Mitac Holdings Corp.	182,000	142,400
Pegatron Corp.	65,000	159,779
Primax Electronics Ltd.*	137,000	180,199
Qisda Corp.	83,000	28,252
Quanta Computer, Inc.	103,000	176,090
Quanta Storage, Inc.	11,000	6,895
Ritek Corp.*	297,000	26,989
Samsung Electronics Co., Ltd.	4,442	5,345,751
Samsung Electronics Co., Ltd. (Preference)	783	820,740
Sindoh Co., Ltd.	1,740	92,949
Spigen Korea Co., Ltd.	52	3,818
TCL Communication Technology Holdings Ltd.	137,000	102,351
TSC Auto ID Technology Co., Ltd.	3,300	25,718
Wistron Corp.	53,232	26,892
		9,159,407
Textiles, Apparel & Luxury Goods – 1.6%
361 Degrees International Ltd.	206,000	73,362
Agabang&Company*	1,971	22,648
Aksa Akrilik Kimya Sanayii A/S	25,433	93,465
ANTA Sports Products Ltd.	32,000	89,805
Arvind Ltd.	14,306	60,753
The Basic House Co., Ltd.*	1,709	14,616
Bata India Ltd.	2,024	15,578
Belle International Holdings Ltd.	192,000	186,795
Billion Industrial Holdings Ltd.	70,000	37,754
Bosideng International Holdings Ltd.	868,000	83,999
Boyner Perakende ve Tekstil Yatirimlari A/S*	1,077	22,231
CCC S.A.	506	22,199
China Dongxiang Group Co., Ltd.	320,000	81,341
China Lilang Ltd.	92,000	78,585
Cosmo Lady China Holdings Co., Ltd.(a)	15,000	14,922

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	171

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Eclat Textile Co., Ltd.	6,382	$94,167
Everest Textile Co., Ltd.	23,000	11,619
Feng TAY Enterprise Co., Ltd.	10,824	62,183
Fila Korea Ltd.	342	29,999
Formosa Taffeta Co., Ltd.	33,000	32,732
Forus S.A.	11,442	33,123
Fuguiniao Co., Ltd., Class H	124,000	74,079
Fulgent Sun International Holding Co., Ltd.	3,000	5,000
Grendene S.A.	6,274	29,463
Guararapes Confeccoes S.A.	1,500	18,927
Handsome Co., Ltd.	910	31,011
Hansae Co., Ltd.	1,390	68,522
Hansae Yes24 Holdings Co., Ltd.	504	9,416
HOSA International Ltd.	98,000	40,464
Huvis Corp.	4,897	36,468
Ilshin Spinning Co., Ltd.	122	16,908
Kyungbang Ltd.	102	17,178
Lao Feng Xiang Co., Ltd., Class B	19,900	85,769
Lealea Enterprise Co., Ltd.	73,150	21,316
LF Corp.	952	26,429
Li Ning Co., Ltd.*	141,833	74,118
Li Peng Enterprise Co., Ltd.*	230,037	64,908
LPP S.A.	22	41,659
Makalot Industrial Co., Ltd.	7,392	56,470
Nan Liu Enterprise Co., Ltd.*	6,000	33,730
Nien Hsing Textile Co., Ltd.	76,546	49,634
Page Industries Ltd.	129	27,784
Peak Sport Products Co., Ltd.	283,000	85,447
Pou Chen Corp.	93,000	131,779
Rajesh Exports Ltd.	14,362	141,730
Restoque Comercio e Confeccoes de Roupas S.A.	32,700	25,863
Ruentex Industries Ltd.	23,140	42,768
Shenzhou International Group Holdings Ltd.	26,000	128,321
Shinkong Textile Co., Ltd.	15,000	17,535
SRF Ltd.	774	15,662
Tainan Spinning Co., Ltd.	48,555	23,108

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
Taiwan Paiho Ltd.	8,000	$19,197
Texhong Textile Group Ltd.	81,500	60,467
Toung Loong Textile Manufacturing	7,000	21,196
Vardhman Textiles Ltd.	4,231	46,985
Weiqiao Textile Co., Class H	117,500	53,215
Welspun India Ltd.	8,359	91,931
XTEP International Holdings Ltd.	263,812	136,840
Youngone Corp.	640	26,890
Youngone Holdings Co., Ltd.	315	19,894
		3,079,957
Thrifts & Mortgage Finance – 0.7%
Dewan Housing Finance Corp. Ltd.	47,568	163,644
GRUH Finance Ltd.	2,738	10,691
Housing Development Finance Corp. Ltd.	58,655	1,128,174
Indiabulls Housing Finance Ltd.	6,896	76,041
LIC Housing Finance Ltd.	8,105	59,511
Malaysia Building Society Bhd	16,430	6,196
		1,444,257
Tobacco – 0.5%
British American Tobacco Malaysia Bhd	5,500	79,146
Eastern Tobacco	425	10,850
Gudang Garam Tbk PT	10,000	31,379
ITC Ltd.	70,648	361,808
KT&G Corp.	5,012	501,178
		984,361
Trading Companies & Distributors – 0.3%
Adani Enterprises Ltd.	6,485	9,170
AKR Corporindo Tbk PT	54,500	23,492
Barloworld Ltd.	8,991	50,911
China Aircraft Leasing Group Holdings Ltd.	10,500	10,730
CITIC Resources Holdings Ltd.*	366,000	55,254
COSON Co., Ltd.*	1,262	25,460

See Accompanying Notes to the Financial Statements.

172	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Trading Companies & Distributors – (continued)
Daewoo International Corp.	1,547	$27,071
Global Ferronickel Holdings, Inc.*	835,000	16,051
Global Strategic Group Ltd.*	120,000	3,050
Hyundai Corp.	2,428	71,346
iMarketKorea, Inc.	1,530	39,859
Invicta Holdings Ltd.	17,610	77,804
LG International Corp.	2,728	83,631
Sam Yung Trading Co., Ltd.	1,244	25,152
SK Networks Co., Ltd.	3,140	19,528
Yinson Holdings Bhd	67,000	45,852
		584,361
Transportation Infrastructure – 1.2%
Adani Ports & Special Economic Zone Ltd.	29,192	132,346
Airports of Thailand PCL (NVDR)	16,100	134,893
Arteris S.A.	21,500	52,748
Bangkok Aviation Fuel Services PCL (NVDR)	18,800	14,007
Bangkok Expressway PCL (NVDR)	38,900	39,373
Beijing Capital International Airport Co., Ltd., Class H	54,000	58,041
CCR S.A.	29,400	92,706
China Merchants Holdings International Co., Ltd.	61,948	206,624
China Resources and Transportation Group Ltd.*	1,700,000	7,239
COSCO International Holdings Ltd.^	96,000	54,379
COSCO Pacific Ltd.^	72,553	93,868
DP World Ltd.	5,942	120,088
EcoRodovias Infraestrutura e Logistica S.A.	780	1,207
Essar Ports Ltd.*	7,066	12,500
Grupo Aeroportuario del Centro Norte Sab de CV*	17,000	87,382
Grupo Aeroportuario del Pacifico SAB de CV, Class B	9,000	81,006

	Shares	Value
Transportation Infrastructure – (continued)
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,100	$125,366
Gujarat Pipavav Port Ltd.*	12,586	31,077
Hopewell Highway Infrastructure Ltd.	58,000	26,717
IL&FS Transportation Networks Ltd.	19,080	27,403
International Container Terminal Services, Inc.	29,270	51,576
Jasa Marga Persero Tbk PT	34,500	12,200
Jiangsu Expressway Co., Ltd., Class H	40,000	54,296
Malaysia Airports Holdings Bhd	9,916	12,233
OHL Mexico SAB de CV*	20,400	26,820
Qingdao Port International Co., Ltd., Class H(a)	21,000	10,161
Sebang Co., Ltd.	2,704	42,574
Shenzhen Expressway Co., Ltd., Class H	214,000	165,399
Shenzhen International Holdings Ltd.	59,662	90,993
Sociedad Matriz SAAM S.A.	1,815,628	120,442
TAV Havalimanlari Holding A/S	5,572	43,824
Tianjin Port Development Holdings Ltd.	128,400	21,538
Westports Holdings Bhd	27,200	27,225
Xiamen International Port Co., Ltd., Class H	96,000	24,526
Yuexiu Transport Infrastructure Ltd.	208,000	142,243
Zhejiang Expressway Co., Ltd., Class H	68,000	84,056
		2,329,076
Water Utilities – 0.4%
Aguas Andinas S.A., Class A	64,290	33,843
Beijing Enterprises Water Group Ltd.*	194,000	154,948
China Everbright Water Ltd.*	8,500	4,309
China Water Affairs Group Ltd.	134,000	70,889

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	173

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Water Utilities – (continued)
Cia de Saneamento Basico do Estado de Sao Paulo	10,800	$47,036
Cia de Saneamento de Minas Gerais-COPASA	17,300	58,512
CT Environmental Group Ltd.	157,600	56,125
Eastern Water Resources Development and Management PCL (NVDR)	23,200	7,371
Guangdong Investment Ltd.	88,000	124,220
Inversiones Aguas Metropolitanas S.A.	42,586	60,688
Kangda International Environmental Co., Ltd.* (a)	102,000	30,534
Manila Water Co., Inc.	257,500	130,895
TTW PCL (NVDR)	42,200	12,814
		792,184
Wireless Telecommunication Services – 3.4%
Advanced Info Service PCL (NVDR)	41,600	272,518
America Movil SAB de CV	1,107,933	988,702
Axiata Group Bhd	134,952	193,821
Bharti Airtel Ltd.	49,737	265,678
Bharti Infratel Ltd.	18,381	109,408
China Mobile Ltd.	201,605	2,414,026
DiGi.Com Bhd	124,808	152,814
Empresa Nacional de Telecomunicaciones S.A.	4,069	37,677
Far EasTone Telecommunications Co., Ltd.*	65,000	140,958
Globe Telecom, Inc.	1,060	51,619
Idea Cellular Ltd.	40,704	87,207
Intouch Holdings PCL (NVDR)	54,400	114,712
Maxis Bhd	47,508	72,877
MegaFon PJSC	3,008	38,963
Mobile TeleSystems PJSC	39,775	129,769
MTN Group Ltd.	57,506	657,252
Orascom Telecom Media and Technology Holding SAE*	823,154	85,083
Philippine Long Distance Telephone Co.	3,150	148,014

	Shares	Value
Wireless Telecommunication Services – (continued)
Reliance Communications Ltd.*	46,985	$54,143
Sistema JSFC	214,341	59,288
Taiwan Mobile Co., Ltd.	63,200	199,547
Tim Participacoes S.A.	21,600	47,486
Total Access Communication PCL (NVDR)	31,000	59,268
Tower Bersama Infrastructure Tbk PT*	55,500	28,992
Turkcell Iletisim Hizmetleri A/S	20,244	80,653
Vodacom Group Ltd.	18,817	204,148
Vodafone Qatar QSC	16,683	66,223
		6,760,846
Total Common Stocks (Cost $214,058,229)		195,389,473
	Principal Amount
CORPORATE BOND – 0.0%†
Independent Power and Renewable Electricity Producers – 0.0%†
NTPC Ltd., Series 54 8.49%, due 03/25/25	INR 49,126	10,314
Total Corporate Bond (Cost $–)		10,314
	No. of Rights
RIGHTS – 0.0%†
Mirae Asset Securities Co., Ltd., expiring 11/05/15 at 22850.00 KRW* ^	685	2,304
SK Chemicals Co., Ltd., Class R, expiring 12/04/15 at 58000.00 KRW* ^	80	674
Taichung Commercial Bank Co., Ltd., expiring 11/23/15 at 1.00 TWD* ^	1,298	—
Total Rights (Cost $3,754)		2,978

See Accompanying Notes to the Financial Statements.

174	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	No. of Warrants	Value
WARRANTS – 0.0%†
Thoresen Thai Agencies PCL, expiring 02/28/19 at 18.50 THB*	6,335	$331
Total Warrants (Cost $–)		331
Total Investment Securities (Cost $214,061,983) – 98.7%		195,403,096
Other assets less liabilities – 1.3%		2,669,629
Net Assets – 100.0%		$198,072,725

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2015, the value of these securities amounted to $1,340,209 or 0.68% of net assets.

†	Amount represents less than 0.05%.

(a)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

BRL – Brazilian Real

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – Korean Won

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

RUB – Russian Ruble

THB – Thai Baht

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,666,552
Aggregate gross unrealized depreciation	(40,470,030)
Net unrealized depreciation	$(19,803,478)
Federal income tax cost of investments	$215,206,574

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of October 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
MSCI Emerging Markets Mini Index Futures Contracts	62	12/18/15	$2,615,470	$126,336

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	175

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of October 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
BRL	501,833	JPMorgan Chase Bank	USD	125,000	12/16/15	$3,710
HKD	2,045,581	Morgan Stanley	USD	263,925	12/16/15	55
KRW	55,334,322	Citibank N.A.	USD	46,599	12/16/15	1,868
KRW	64,250,450	Societe Generale	USD	55,000	12/16/15	1,276
ZAR	26,054	Morgan Stanley	USD	1,888	12/17/15	(16)
USD	191,445	Goldman Sachs	BRL	767,420	12/16/15	(5,383)
USD	230,000	Citibank N.A.	HKD	1,782,482	12/16/15	(27)
USD	77,646	Morgan Stanley	INR	5,243,083	12/16/15	(1,959)
USD	49,286	Societe Generale	RUB	3,448,957	12/16/15	(3,980)
USD	128,111	The Toronto-Dominion Bank	TWD	4,166,560	12/16/15	(246)
						$(4,702)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2015:

Brazil	4.8%
Chile	1.3
China	23.2
Colombia	0.6
Czech Republic	0.1
Egypt	0.4
Hungary	0.2
India	8.9
Indonesia	2.2
Malaysia	2.8
Mexico	4.1
Morocco	0.2
Peru	0.3
Philippines	1.8
Poland	1.5
Qatar	0.9
Russia	2.7
South Africa	7.2
South Korea	16.4
Taiwan	14.3
Thailand	2.5
Turkey	1.5
United Arab Emirates	0.8
Other[1]	1.3
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

176	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

October 31, 2015

	Shares	Value
COMMON STOCKS – 100.0%
Aerospace & Defense – 4.7%
The Boeing Co.	292	$43,237
General Dynamics Corp.	186	27,636
L-3 Communications Holdings, Inc.	128	16,179
Northrop Grumman Corp.	128	24,032
Spirit AeroSystems Holdings, Inc., Class A*	288	15,189
		126,273
Air Freight & Logistics – 0.6%
Expeditors International of Washington, Inc.	312	15,534
Airlines – 0.9%
Delta Air Lines, Inc.	298	15,150
JetBlue Airways Corp.*	396	9,837
		24,987
Auto Components – 1.3%
The Goodyear Tire & Rubber Co.	480	15,763
Lear Corp.	146	18,259
		34,022
Automobiles – 1.3%
Ford Motor Co.	2,322	34,389
Banks – 3.9%
Bank of America Corp.	240	4,027
Citigroup, Inc.	990	52,638
Huntington Bancshares, Inc./Ohio	1,340	14,700
JPMorgan Chase & Co.	442	28,399
Wells Fargo & Co.	86	4,656
		104,420
Beverages – 0.7%
Dr. Pepper Snapple Group, Inc.	204	18,232
Biotechnology – 3.0%
Amgen, Inc.	168	26,574
Gilead Sciences, Inc.	500	54,065
		80,639

	Shares	Value
Building Products – 0.6%
Masco Corp.	550	$15,950
Capital Markets – 2.9%
The Bank of New York Mellon Corp.	802	33,403
The Goldman Sachs Group, Inc.	230	43,125
		76,528
Chemicals – 3.6%
The Dow Chemical Co.	788	40,716
LyondellBasell Industries N.V., Class A	278	25,829
The Sherwin-Williams Co.	60	16,010
Westlake Chemical Corp.	242	14,585
		97,140
Commercial Services & Supplies – 0.4%
Cintas Corp.	102	9,495
Communications Equipment – 3.1%
Cisco Systems, Inc.	1,890	54,527
Harris Corp.	146	11,553
Juniper Networks, Inc.	506	15,883
		81,963
Consumer Finance – 0.9%
Santander Consumer USA Holdings, Inc.*	624	11,238
Synchrony Financial*	428	13,166
		24,404
Containers & Packaging – 0.6%
Sealed Air Corp.	318	15,620
Diversified Financial Services – 0.7%
Berkshire Hathaway, Inc., Class B*	22	2,992
Voya Financial, Inc.	396	16,066
		19,058
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	830	27,813
Electric Utilities – 2.3%
Entergy Corp.	180	12,269
Exelon Corp.	624	17,422

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	177

FlexShares® US Quality Large Cap Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
NextEra Energy, Inc.	302	$31,003
		60,694
Energy Equipment & Services – 1.3%
Cameron International Corp.*	306	20,811
National Oilwell Varco, Inc.	396	14,906
		35,717
Food & Staples Retailing – 3.9%
CVS Health Corp.	494	48,798
The Kroger Co.	714	26,989
Wal-Mart Stores, Inc.	496	28,391
		104,178
Food Products – 1.3%
Archer-Daniels-Midland Co.	430	19,634
Bunge Ltd.	204	14,884
		34,518
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	432	19,353
Hologic, Inc.*	180	6,995
		26,348
Health Care Providers & Services – 4.5%
Aetna, Inc.	182	20,890
Anthem, Inc.	200	27,830
Centene Corp.*	224	13,324
Cigna Corp.	80	10,723
UnitedHealth Group, Inc.	410	48,290
		121,057
Household Durables – 1.2%
Dr. Horton, Inc.	562	16,545
Toll Brothers, Inc.*	422	15,180
		31,725
Household Products – 0.7%
The Clorox Co.	152	18,535
Independent Power and Renewable Electricity Producers – 0.5%
AES Corp.	1,218	13,337

	Shares	Value
Industrial Conglomerates – 0.2%
3M Co.	18	$2,830
General Electric Co.	96	2,776
		5,606
Insurance – 3.8%
American International Group, Inc.	710	44,773
Arch Capital Group Ltd.*	218	16,326
Everest Re Group Ltd.	88	15,661
The Travelers Cos., Inc.	206	23,255
		100,015
Internet Software & Services – 1.9%
Alphabet, Inc., Class C*	14	9,951
eBay, Inc.*	772	21,539
VeriSign, Inc.*	220	17,732
		49,222
IT Services – 4.9%
Accenture PLC, Class A	408	43,738
Amdocs Ltd.	270	16,084
Computer Sciences Corp.	244	16,248
Total System Services, Inc.	330	17,308
Vantiv, Inc., Class A*	298	14,945
The Western Union Co.	794	15,284
Xerox Corp.	626	5,878
		129,485
Machinery – 2.3%
Dover Corp.	250	16,108
Illinois Tool Works, Inc.	226	20,778
PACCAR, Inc.	136	7,160
Stanley Black & Decker, Inc.	154	16,321
		60,367
Media – 1.6%
Discovery Communications, Inc., Class A*	550	16,192
Discovery Communications, Inc., Class C*	502	13,815
The Walt Disney Co.	114	12,966
		42,973
Metals & Mining – 0.6%
Newmont Mining Corp.	848	16,502

See Accompanying Notes to the Financial Statements.

178	FLEXSHARES ANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multiline Retail – 1.6%
Kohl’s Corp.	128	$5,903
Target Corp.	458	35,349
		41,252
Multi-Utilities – 1.7%
Consolidated Edison, Inc.	232	15,254
DTE Energy Co.	178	14,523
Public Service Enterprise Group, Inc.	394	16,268
		46,045
Oil, Gas & Consumable Fuels – 6.2%
Chevron Corp.	258	23,447
Exxon Mobil Corp.	990	81,912
HollyFrontier Corp.	298	14,593
Marathon Petroleum Corp.	386	19,995
Valero Energy Corp.	366	24,127
		164,074
Pharmaceuticals – 3.7%
Johnson & Johnson	54	5,456
Merck & Co., Inc.	570	31,156
Pfizer, Inc.	1,854	62,702
		99,314
Professional Services – 1.2%
Equifax, Inc.	148	15,773
ManpowerGroup, Inc.	162	14,868
		30,641
Real Estate Investment Trusts (REITs) – 3.4%
Digital Realty Trust, Inc.	212	15,680
Equity Residential	254	19,639
General Growth Properties, Inc.	538	15,575
Public Storage	98	22,487
UDR, Inc.	490	16,885
		90,266
Real Estate Management & Development – 0.6%
Jones Lang LaSalle, Inc.	98	16,338
Semiconductors & Semiconductor Equipment – 2.9%
Intel Corp.	1,786	60,474
Lam Research Corp.	214	16,390
		76,864

	Shares	Value
Software – 3.2%
Activision Blizzard, Inc.	546	$18,979
CA, Inc.	602	16,682
Electronic Arts, Inc.*	234	16,864
FactSet Research Systems, Inc.	92	16,111
Microsoft Corp.	328	17,266
		85,902
Specialty Retail – 3.5%
Bed Bath & Beyond, Inc.*	284	16,935
Best Buy Co., Inc.	270	9,458
Foot Locker, Inc.	28	1,897
The Home Depot, Inc.	384	47,478
Staples, Inc.	1,256	16,315
		92,083
Technology Hardware, Storage & Peripherals – 6.2%
Apple, Inc.	1,092	130,494
Hewlett-Packard Co.	1,284	34,617
		165,111
Tobacco – 3.6%
Altria Group, Inc.	870	52,609
Philip Morris International, Inc.	498	44,023
		96,632
Total Common Stocks (Cost $2,500,165)		2,661,268

Total Investment Securities (Cost $2,500,165) – 100.0%		2,661,268
Other assets less liabilities – 0.0%†		1,040
Net Assets – 100.0%		$2,662,308

*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

REIT – Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	179

FlexShares® US Quality Large Cap Index Fund (cont.)

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,660
Aggregate gross unrealized depreciation	(18,557)
Net unrealized appreciation	$161,103
Federal income tax cost of investments	$2,500,165

See Accompanying Notes to the Financial Statements.

180	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

October 31, 2015

	Shares	Value
COMMON STOCKS – 99.3%
Chemicals – 21.7%
Agrium, Inc.	447,735	$41,630,269
CF Industries Holdings, Inc.	689,669	35,014,495
Incitec Pivot Ltd.	5,102,608	14,379,799
Israel Chemicals Ltd.	1,283,507	7,114,810
K+S AG (Registered)	496,436	12,588,247
Monsanto Co.	1,030,576	96,070,295
The Mosaic Co.	829,488	28,028,400
Potash Corp. of Saskatchewan, Inc.	2,427,195	49,124,564
The Scotts Miracle-Gro Co., Class A	113,112	7,483,490
Sociedad Quimica y Minera de Chile S.A. (ADR)	269,581	5,224,480
Sociedad Quimica y Minera de Chile S.A. (Preference), Class B	29,032	559,314
Syngenta AG (Registered)	273,354	92,287,305
Taiwan Fertilizer Co., Ltd.	3,142,000	4,021,443
Uralkali PJSC (GDR)*	1,181,660	14,203,553
Yara International ASA	571,844	26,065,403
		433,795,867
Food Products – 8.6%
Archer-Daniels-Midland Co.	1,594,565	72,807,838
Bunge Ltd.	386,466	28,196,559
Charoen Pokphand Foods PCL	12,800	7,449
Charoen Pokphand Foods PCL (NVDR)	9,256,100	5,386,976
Charoen Pokphand Indonesia Tbk PT	23,565,000	4,304,110
CJ CheilJedang Corp.	29,849	9,163,765
Felda Global Ventures Holdings Bhd	5,014,500	2,077,703
Golden Agri-Resources Ltd.	24,664,700	6,868,428
GrainCorp Ltd., Class A	629,971	4,067,548
IOI Corp. Bhd	9,426,005	9,347,016
Kuala Lumpur Kepong Bhd	1,571,072	8,330,778
PPB Group Bhd	1,728,100	6,218,907
Tongaat Hulett Ltd.	298,490	2,559,724
Wilmar International Ltd.	5,812,732	12,990,968
		172,327,769

	Shares	Value
Household Durables – 0.2%
Sumitomo Forestry Co., Ltd.	314,200	$3,788,365
Machinery – 0.2%
Kurita Water Industries Ltd.	194,010	4,409,939
Metals & Mining – 24.0%
Agnico Eagle Mines Ltd.	338,713	9,568,412
Alcoa, Inc.	1,976,318	17,648,520
Alumina Ltd.	4,345,386	3,363,734
Anglo American PLC	2,719,401	22,956,341
Antofagasta PLC	667,675	5,429,043
Barrick Gold Corp.	2,032,874	15,615,381
BHP Billiton Ltd.	5,049,194	82,926,035
Boliden AB	480,726	9,262,423
Eldorado Gold Corp.	972,449	3,396,715
First Quantum Minerals Ltd.	1,036,860	5,531,611
Franco-Nevada Corp.	229,366	11,626,517
Freeport-McMoRan, Inc.	1,933,901	22,762,015
Glencore PLC*	19,780,461	34,367,562
Goldcorp, Inc.	1,355,773	17,336,402
Grupo Mexico SAB de CV	7,697,900	18,740,890
Impala Platinum Holdings Ltd.*	1,032,147	2,827,319
KGHM Polska Miedz S.A.	279,638	6,523,181
Lonmin PLC*	208,943	82,286
MMC Norilsk Nickel PJSC (ADR)	1,042,361	15,479,061
Newcrest Mining Ltd.*	1,264,655	11,106,920
Newmont Mining Corp.	754,080	14,674,397
Norsk Hydro ASA	2,205,684	7,939,816
Randgold Resources Ltd.	131,964	8,902,211
Rio Tinto PLC	2,411,485	87,837,555
Royal Gold, Inc.	83,263	3,983,302
Silver Wheaton Corp.	507,948	6,898,946
South32 Ltd.*	4,959,647	5,183,844
Southern Copper Corp.	199,517	5,538,592
Sumitomo Metal Mining Co., Ltd.	830,031	10,389,574
Teck Resources Ltd., Class B	1,184,534	6,935,094
Vedanta Ltd. (ADR)	596,980	3,569,940
Yamana Gold, Inc.	1,431,181	3,128,503
		481,532,142

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	181

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multi-Utilities – 1.5%
Suez Environnement Co.	570,273	$10,904,470
Veolia Environnement S.A.	851,482	19,916,985
		30,821,455
Oil, Gas & Consumable Fuels – 33.0%
Anadarko Petroleum Corp.	230,937	15,445,067
Apache Corp.	191,662	9,033,030
BG Group PLC	1,759,520	27,853,377
BP PLC	8,874,579	52,959,597
California Resources Corp.	1	2
Canadian Natural Resources Ltd.	541,995	12,560,315
Cenovus Energy, Inc.	433,001	6,446,944
Chevron Corp.	824,775	74,955,552
China Petroleum & Chemical Corp., Class H	12,569,400	9,001,196
CNOOC Ltd.	9,426,112	10,569,272
ConocoPhillips Co.	530,998	28,328,743
Cosan S.A. Industria e Comercio	471,300	3,029,887
Devon Energy Corp.	160,242	6,718,947
Eni SpA	1,283,507	21,068,894
EOG Resources, Inc.	227,795	19,556,201
Exxon Mobil Corp.	1,387,193	114,776,349
Gazprom PAO (ADR)	3,172,238	13,355,122
Gazprom PAO (ADR)(OTC)	145,585	608,545
Hess Corp.	122,538	6,887,861
Lukoil PJSC (ADR)(OTC)*	9,168	332,340
Lukoil PJSC (ADR)*	244,639	8,880,396
Marathon Oil Corp.	340,907	6,265,871
Noble Energy, Inc.	169,668	6,080,901
Occidental Petroleum Corp.	351,904	26,230,924
PetroChina Co., Ltd., Class H	10,638,000	8,318,122
Petroleo Brasileiro S.A. (Preference)*	305,600	613,005
Petroleo Brasileiro S.A. (Preference) (ADR)*	1,165,269	4,649,423
Pioneer Natural Resources Co.	76,979	10,556,900
Repsol S.A.	439,880	5,575,857
Royal Dutch Shell PLC, Class A	1,856,922	48,881,261
Sasol Ltd.	333,052	10,690,644

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Statoil ASA	623,687	$10,038,783
Suncor Energy, Inc.	782,358	23,267,130
TOTAL S.A.	1,025,749	50,020,418
Woodside Petroleum Ltd.	380,182	8,031,441
		661,588,317
Paper & Forest Products – 3.1%
Boise Cascade Co.*	64,411	1,927,821
Canfor Corp.*	141,390	1,999,247
Duratex S.A.	785,500	1,307,924
Interfor Corp.*	114,683	1,088,671
International Paper Co.	636,255	27,161,726
Louisiana-Pacific Corp.*	204,230	3,606,702
Stella-Jones, Inc.	70,695	2,600,102
UPM-Kymmene Oyj	912,751	17,191,010
West Fraser Timber Co., Ltd.	124,109	4,389,134
Western Forest Products, Inc.	702,237	1,035,898
		62,308,235
Real Estate Investment Trusts (REITs) – 2.0%
Plum Creek Timber Co., Inc.	276,496	11,264,447
Rayonier, Inc.	249,789	5,657,721
Weyerhaeuser Co.	799,639	23,453,412
		40,375,580
Trading Companies & Distributors – 0.3%
Noble Group Ltd.	13,824,800	4,985,022
Water Utilities – 4.7%
Aguas Andinas S.A., Class A	6,500,798	3,422,052
American States Water Co.	76,979	3,136,894
American Water Works Co., Inc.	356,617	20,455,551
Aqua America, Inc.	340,907	9,749,940
Cia de Saneamento Basico do Estado de Sao Paulo	2,418	10,531
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	858,143	3,767,248
Cia de Saneamento de Minas Gerais-COPASA	157,100	531,344
Inversiones Aguas Metropolitanas S.A.	724,231	1,032,075
Manila Water Co., Inc.	2,513,600	1,277,738
Pennon Group PLC	741,512	9,287,500

See Accompanying Notes to the Financial Statements.

182	FLEXSHARES ANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Water Utilities – (continued)
Severn Trent PLC	543,566	$18,829,611
TTW PCL (NVDR)	3,142,000	954,062
United Utilities Group PLC	1,468,885	22,424,577
		94,879,123
Total Common Stocks (Cost $2,761,853,420)		1,990,811,814

Total Investment Securities (Cost $2,761,853,420) – 99.3%		1,990,811,814
Other assets less liabilities – 0.7%		13,422,503
Net Assets – 100.0%		$2,004,234,317

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

OTC – Over-the-counter

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

RUB – Russian Ruble

SGD – Singapore Dollar

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,933,878
Aggregate gross unrealized depreciation	(832,068,590)
Net unrealized depreciation	$(774,134,712)
Federal income tax cost of investments	$2,764,946,526

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of October 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	28	12/18/15	$2,903,180	$217,109
EURO STOXX 50® Index Futures Contracts	30	12/18/15	1,127,737	108,861
FTSE 100® Index Futures Contracts	29	12/18/15	2,830,576	90,527
FTSE/JSE Top 40 Index Futures Contracts	10	12/17/15	353,120	33,930
Hang Seng Index Futures Contract	1	11/27/15	146,347	(4,418)
MSCI Emerging Markets Mini Index Futures Contracts	28	12/18/15	1,181,180	69,446
MSCI Taiwan Index Futures Contracts	7	11/27/15	221,200	(5,696)
S&P Toronto Stock Exchange 60® Index Futures Contracts	30	12/17/15	3,633,890	17,150
SPI 200® Index Futures Contracts	13	12/17/15	1,214,078	39,382
				$566,291

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	183

FlexShares®  Morningstar Global Upstream Natural Resources Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of October 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	2,081,295	Goldman Sachs	USD	1,500,000	12/16/15	$(18,397)
AUD	2,624,482	Bank of Montreal	USD	1,865,408	12/16/15	2,872
CAD	2,635,545	Morgan Stanley	USD	1,987,269	12/16/15	26,628
EUR	874,342	Morgan Stanley	USD	990,009	12/16/15	(23,487)
EUR	1,246,622	Bank of Montreal	USD	1,400,000	12/16/15	(21,951)
GBP	1,687,288	Morgan Stanley	USD	2,600,000	12/16/15	5,340
INR	561,333	Morgan Stanley	USD	8,313	12/16/15	210
JPY	180,384,225	Morgan Stanley	USD	1,500,000	12/16/15	(4,154)
KRW	144,666,700	Citibank N.A.	USD	121,830	12/16/15	4,882
NOK	2,645,561	Bank of Montreal	USD	320,000	12/16/15	(7,575)
RUB	85,060,562	Societe Generale	USD	1,215,515	12/16/15	98,162
SGD	816,833	The Toronto-Dominion Bank	USD	585,000	12/16/15	(2,624)
ZAR	6,775,371	JPMorgan Chase Bank	USD	500,000	12/17/15	(13,159)
USD	1,750,000	The Toronto-Dominion Bank	AUD	2,497,481	12/16/15	(27,872)
USD	930,000	Goldman Sachs	AUD	1,317,379	12/16/15	(7,798)
USD	273,285	Goldman Sachs	BRL	1,095,480	12/16/15	(7,683)
USD	960,000	Morgan Stanley	CAD	1,258,699	12/16/15	(1,808)
USD	1,400,000	Morgan Stanley	CHF	1,355,278	12/16/15	23,089
USD	75,052	Bank of New York	CHF	72,584	12/16/15	1,310
USD	300,000	Societe Generale	EUR	264,245	12/16/15	7,896
USD	1,640,000	Morgan Stanley	EUR	1,465,911	12/16/15	19,543
USD	600,000	JPMorgan Chase Bank	EUR	535,743	12/16/15	7,775
USD	1,278,195	Citibank N.A.	GBP	830,445	12/16/15	(4,094)
USD	580,000	JPMorgan Chase Bank	HKD	4,495,065	12/16/15	(83)
USD	713,389	Morgan Stanley	HKD	5,529,212	12/16/15	(150)
USD	1,754,345	Citibank N.A.	JPY	210,239,852	12/16/15	10,920
USD	400,000	JPMorgan Chase Bank	JPY	48,040,864	12/16/15	1,619
USD	574,569	Bank of New York	NOK	4,722,683	12/16/15	16,848
USD	950,000	Morgan Stanley	RUB	60,480,895	12/16/15	15,931
USD	509,032	Morgan Stanley	SGD	719,181	12/16/15	(3,722)
USD	735,000	Societe Generale	TWD	23,863,245	12/16/15	(143)
USD	595,460	Morgan Stanley	ZAR	8,218,280	12/17/15	4,940
						$103,265

See Accompanying Notes to the Financial Statements.

184	FLEXSHARES ANNUAL REPORT

FlexShares®  Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2015:

Australia	6.4%
Brazil	0.7
Canada	11.2
Chile	0.5
China	1.4
Finland	0.9
France	4.0
Germany	0.6
India	0.2
Indonesia	0.2
Israel	0.4
Italy	1.0
Japan	0.9
Malaysia	1.3
Mexico	0.9
Norway	2.2
Philippines	0.1
Poland	0.3
Russia	2.6
Singapore	1.2
South Africa	0.8
South Korea	0.5
Spain	0.3
Sweden	0.5
Switzerland	4.6
Taiwan	0.2
Thailand	0.3
United Kingdom	17.0
United States	38.1
Other[1]	0.7
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	185

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

October 31, 2015

	Shares	Value
COMMON STOCKS – 98.3%
Air Freight & Logistics – 3.3%
bpost S.A.	32,832	$825,819
CTT-Correios de Portugal S.A.	55,512	633,756
Deutsche Post AG (Registered)	347,112	10,379,647
Oesterreichische Post AG	1,728	63,183
PostNL N.V.*	169,776	704,412
Royal Mail PLC	245,376	1,687,503
Singapore Post Ltd.	712,800	964,481
		15,258,801
Commercial Services & Supplies – 2.4%
China Everbright International Ltd.	1,080,000	1,747,487
Clean Harbors, Inc.*	6,264	291,213
Cleanaway Co., Ltd.*	14,000	69,001
Daiseki Co., Ltd.	21,600	349,395
Koentec Co., Ltd.	4,104	10,134
Progressive Waste Solutions Ltd.	45,576	1,095,203
Republic Services, Inc.	33,264	1,454,967
Stericycle, Inc.*	11,448	1,389,444
Transpacific Industries Group Ltd.	206,712	100,286
Waste Connections, Inc.	20,088	1,094,394
Waste Management, Inc.	66,096	3,553,321
		11,154,845
Construction & Engineering – 0.3%
Fomento de Construcciones y Contratas S.A.*	30,888	236,796
Promotora y Operadora de Infraestructura SAB de CV*	108,000	1,353,271
		1,590,067
Diversified Financial Services – 0.2%
Metro Pacific Investments Corp.	6,369,000	710,085
Diversified Telecommunication Services – 16.2%
AT&T, Inc.	600,264	20,114,847
BCE, Inc.	84,240	3,639,121
BT Group PLC	816,912	5,866,621
CenturyLink, Inc.	59,184	1,669,581
Chunghwa Telecom Co., Ltd.	648,304	1,991,033

	Shares	Value
Diversified Telecommunication Services – (continued)
Deutsche Telekom AG (Registered)	312,336	$5,867,098
Nippon Telegraph & Telephone Corp.	129,600	4,817,780
Swisscom AG (Registered)	2,376	1,229,277
Telecom Italia SpA*	1,025,784	1,437,945
Telefonica S.A.	428,760	5,697,766
Telstra Corp. Ltd.	1,142,640	4,402,169
Verizon Communications, Inc.	402,192	18,854,761
		75,587,999
Electric Utilities – 11.7%
American Electric Power Co., Inc.	70,848	4,013,539
Duke Energy Corp.	98,928	7,070,384
Edison International	47,520	2,875,910
Enel SpA	1,407,888	6,525,718
Exelon Corp.	122,688	3,425,449
Iberdrola S.A.	1,136,376	8,155,669
NextEra Energy, Inc.	63,072	6,474,972
PPL Corp.	98,712	3,395,693
The Southern Co.	127,872	5,767,027
SSE PLC	202,442	4,736,669
Xcel Energy, Inc.	64,800	2,308,824
		54,749,854
Energy Equipment & Services – 0.0%†
Newalta Corp.	5,616	32,022
Gas Utilities – 1.2%
APA Group	195,696	1,284,498
Enagas S.A.	45,576	1,387,271
Petronas Gas Bhd	172,800	924,335
Snam SpA	409,968	2,133,023
		5,729,127
Health Care Providers & Services – 3.4%
Bangkok Dusit Medical Services PCL (NVDR)	3,542,500	1,892,388
Community Health Systems, Inc.*	14,904	417,908
HCA Holdings, Inc.*	48,816	3,358,053
Healthscope Ltd.	431,568	831,336
HealthSouth Corp.	13,392	466,443

See Accompanying Notes to the Financial Statements.

186	FLEXSHARES ANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Life Healthcare Group Holdings Ltd.	354,672	$991,576
LifePoint Health, Inc.*	7,128	490,977
Mediclinic International Ltd.	207,576	1,827,894
Netcare Ltd.	517,320	1,476,649
Ramsay Health Care Ltd.	51,624	2,283,899
Tenet Healthcare Corp.*	11,880	372,675
Universal Health Services, Inc., Class B	12,528	1,529,543
		15,939,341
Industrial Conglomerates – 0.1%
Beijing Enterprises Holdings Ltd.	108,000	684,920
Internet Software & Services – 0.1%
Telecity Group PLC	17,496	317,495
Media – 5.3%
Comcast Corp., Class A	212,112	13,282,454
DISH Network Corp., Class A*	22,464	1,414,558
Liberty Global PLC*	65,880	2,809,123
SES S.A. (FDR)	32,616	968,647
Sirius XM Holdings, Inc.*	228,528	932,394
Time Warner Cable, Inc.	28,080	5,318,352
		24,725,528
Multi-Utilities – 10.6%
Centrica PLC	1,014,336	3,541,948
Consolidated Edison, Inc.	40,824	2,684,178
Dominion Resources, Inc.	83,808	5,986,406
E.ON SE	400,464	4,245,449
Engie S.A.	324,000	5,710,400
National Grid PLC	770,472	11,004,352
PG&E Corp.	69,984	3,737,146
Public Service Enterprise Group, Inc.	74,736	3,085,850
Sempra Energy	33,264	3,406,566
Suez Environnement Co.	119,880	2,292,284
Veolia Environnement S.A.	175,176	4,097,535
		49,792,114

	Shares	Value
Oil, Gas & Consumable Fuels – 7.2%
Enbridge, Inc.	171,504	$7,326,296
Inter Pipeline Ltd.	66,528	1,245,795
Keyera Corp.	34,344	1,059,182
Kinder Morgan, Inc.	272,592	7,455,391
Koninklijke Vopak N.V.	13,608	549,798
ONEOK, Inc.	30,888	1,047,721
Pembina Pipeline Corp.	67,672	1,700,140
Plains GP Holdings LP, Class A	32,184	500,461
Spectra Energy Corp.	97,200	2,777,004
Targa Resources Corp.	8,208	469,087
TransCanada Corp.	142,128	4,779,785
Veresen, Inc.	57,240	497,872
The Williams Cos., Inc.	105,192	4,148,773
		33,557,305
Real Estate Investment Trusts (REITs) – 2.3%
American Tower Corp.	42,768	4,372,173
Corrections Corp. of America	15,984	455,544
Crown Castle International Corp.	33,048	2,824,282
Digital Realty Trust, Inc.	12,960	958,522
DuPont Fabros Technology, Inc.	4,320	138,629
Equinix, Inc.	6,264	1,858,403
The GEO Group, Inc.	6,264	202,139
		10,809,692
Road & Rail – 18.3%
Aurizon Holdings Ltd.	791,208	2,918,399
Canadian National Railway Co.	257,040	15,691,355
Canadian Pacific Railway Ltd.	59,832	8,403,050
Central Japan Railway Co.	70,400	12,951,150
ComfortDelGro Corp. Ltd.	734,400	1,594,128
CSX Corp.	139,968	3,777,736
East Japan Railway Co.	137,000	13,135,198
Kansas City Southern	15,984	1,322,836
Keisei Electric Railway Co., Ltd.	216,000	2,683,107
MTR Corp. Ltd.	549,341	2,495,039
Norfolk Southern Corp.	42,552	3,405,437
Tobu Railway Co., Ltd.	307,000	1,493,342
Union Pacific Corp.	122,040	10,904,274
West Japan Railway Co.	67,100	4,743,012
		85,518,063

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	187

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – 6.9%
Abertis Infraestructuras S.A.	179,928	$3,003,225
Aeroports de Paris	12,744	1,609,780
Airports of Thailand PCL (NVDR)	194,500	1,629,606
Atlantia SpA	172,800	4,810,265
Auckland International Airport Ltd.	375,408	1,336,045
CCR S.A.	388,800	1,225,985
China Merchants Holdings International Co., Ltd.	221,277	738,056
COSCO Pacific Ltd.^	442,435	572,418
Flughafen Zuerich AG (Registered)	1,080	820,614
Groupe Eurotunnel SE (Registered)	169,128	2,381,113
Grupo Aeroportuario del Sureste SAB de CV, Class B	79,940	1,237,253
International Container Terminal Services, Inc.	641,520	1,130,401
Japan Airport Terminal Co., Ltd.	24,900	1,361,840
Jiangsu Expressway Co., Ltd., Class H	432,000	586,398
Sydney Airport	832,464	3,830,793
Tianjin Port Development Holdings Ltd.	432,000	72,464
Transurban Group	708,559	5,277,643
Westshore Terminals Investment Corp.	8,208	136,826
Zhejiang Expressway Co., Ltd., Class H	432,000	534,001
		32,294,726
Water Utilities – 3.1%
Aguas Andinas S.A., Class A	1,088,208	572,838
American Water Works Co., Inc.	17,712	1,015,960
Aqua America, Inc.	18,792	537,451
Beijing Enterprises Water Group Ltd.*	1,728,000	1,380,152
China Everbright Water Ltd.*	43,200	21,901
Cia de Saneamento Basico do Estado de Sao Paulo	129,600	564,438
Guangdong Investment Ltd.	864,000	1,219,618

	Shares	Value
Water Utilities – (continued)
Manila Water Co., Inc.	345,600	$175,679
Pennon Group PLC	160,056	2,004,715
Severn Trent PLC	89,208	3,090,245
United Utilities Group PLC	248,616	3,795,470
		14,378,467
Wireless Telecommunication Services – 5.7%
China Mobile Ltd.	552,500	6,615,656
KDDI Corp.	194,400	4,745,825
SBA Communications Corp., Class A*	12,096	1,439,666
SoftBank Group Corp.	94,800	5,339,595
Tower Bersama Infrastructure Tbk PT*	216,000	112,833
Vodafone Group PLC	2,604,312	8,617,348
		26,870,923
Total Common Stocks (Cost $460,373,627)		459,701,374

Total Investment Securities (Cost $460,373,627) – 98.3%		459,701,374
Other assets less liabilities – 1.7%		7,979,673
Net Assets – 100.0%		$467,681,047

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2015, the value of these securities amounted to $572,418 or 0.12% of net assets.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

FDR – Finnish Depositary Receipt

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

RUB – Russian Ruble

See Accompanying Notes to the Financial Statements.

188	FLEXSHARES ANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

SGD – Singapore Dollar

USD – US Dollar

ZAR – South African Rand

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,693,917
Aggregate gross unrealized depreciation	(27,782,822)
Net unrealized depreciation	$(1,088,905)
Federal income tax cost of investments	$460,790,279

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open long futures contracts as of October 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	38	12/18/15	$3,940,030	$229,356
EURO STOXX 50® Index Futures Contracts	44	12/18/15	1,654,015	105,948
FTSE 100® Index Futures Contracts	7	12/18/15	683,243	17,632
Nikkei 225 Index Futures Contracts	14	12/10/15	1,106,194	66,910
S&P Toronto Stock Exchange 60® Index Futures Contracts	5	12/17/15	605,648	1,343
				$421,189

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of October 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CAD	202,425	Morgan Stanley	USD	152,634	12/16/15	$2,045
EUR	216,814	Morgan Stanley	USD	245,497	12/16/15	(5,824)
GBP	417,112	The Toronto-Dominion Bank	USD	650,000	12/16/15	(5,938)
INR	66,705,000	Morgan Stanley	USD	1,000,000	12/16/15	12,778
INR	126,095,245	Morgan Stanley	USD	1,867,386	12/16/15	47,111
JPY	2,613,702	Citibank N.A.	USD	21,810	12/16/15	(136)
KRW	25,340,480	Citibank N.A.	USD	21,340	12/16/15	855
RUB	27,965,800	Societe Generale	USD	399,631	12/16/15	32,273
RUB	67,607,100	Morgan Stanley	USD	1,000,000	12/16/15	44,126
USD	13,767	Bank of Montreal	AUD	19,369	12/16/15	(21)
USD	89,558	Goldman Sachs	BRL	359,000	12/16/15	(2,518)
USD	120,980	Bank of New York	CHF	117,000	12/16/15	2,112
USD	360,085	Citibank N.A.	GBP	233,948	12/16/15	(1,154)
USD	105,006	Morgan Stanley	HKD	813,860	12/16/15	(22)
USD	89,182	Morgan Stanley	SGD	126,000	12/16/15	(652)
USD	106,397	Morgan Stanley	ZAR	1,468,444	12/17/15	883
						$125,918

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	189

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2015:

Australia	4.5%
Austria	0.0	†
Belgium	0.2
Brazil	0.4
Canada	9.8
Chile	0.1
China	3.0
France	3.4
Germany	4.4
Hong Kong	0.5
Indonesia	0.0	†
Italy	3.2
Japan	11.0
Luxembourg	0.2
Malaysia	0.2
Mexico	0.6
Netherlands	0.3
New Zealand	0.3
Philippines	0.4
Portugal	0.1
Singapore	0.6
South Africa	0.9
South Korea	0.0	†
Spain	4.0
Switzerland	0.4
Taiwan	0.4
Thailand	0.8
United Kingdom	9.5
United States	39.1
Other[1]	1.7
	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

190	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

October 31, 2015

	Shares	Value
COMMON STOCKS – 99.0%
Capital Markets – 0.2%
HFF, Inc., Class A	679	$23,439
Tricon Capital Group, Inc.	27,922	228,140
		251,579
Construction & Engineering – 0.0%†
Hanison Construction Holdings Ltd.	71,621	13,215
Diversified Financial Services – 0.1%
Corp. Financiera Alba S.A.	2,668	118,448
Hotels, Restaurants & Leisure – 0.3%
Kyoritsu Maintenance Co., Ltd.	6,080	420,196
Household Durables – 2.8%
Barratt Developments PLC	253,046	2,393,676
Iida Group Holdings Co., Ltd.	41,400	782,887
Sumitomo Forestry Co., Ltd.	41,400	499,167
		3,675,730
Industrial Conglomerates – 2.1%
CK Hutchison Holdings Ltd.	192,000	2,638,417
Shun Tak Holdings Ltd.	460,000	183,998
		2,822,415
Real Estate Investment Trusts (REITs) – 70.4%
Acadia Realty Trust	15,640	514,400
Alexander’s, Inc.	644	254,309
Alexandria Real Estate Equities, Inc.	877	78,702
Allied Properties Real Estate Investment Trust	13,248	363,311
Apartment Investment & Management Co., Class A	37,536	1,471,036
AvalonBay Communities, Inc.	33,718	5,894,918
Big Yellow Group PLC	5,255	60,869
BioMed Realty Trust, Inc.	52,670	1,233,005
The British Land Co. PLC	3,458	46,489
BWP Trust	181,286	416,470
Canadian Apartment Properties REIT	13,064	268,799
CapitaLand Commercial Trust Ltd.	427,800	430,702

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
CapitaLand Retail China Trust	243,800	$264,603
Chesapeake Lodging Trust	1,533	42,219
Columbia Property Trust, Inc.	28,060	697,010
CoreSite Realty Corp.	6,670	366,516
Derwent London PLC	25,990	1,557,391
DiamondRock Hospitality Co.	45,540	531,907
Dream Global Real Estate Investment Trust	29,578	205,498
Duke Realty Corp.	756	15,649
DuPont Fabros Technology, Inc.	18,032	578,647
EPR Properties	13,248	752,619
Equity Lifestyle Properties, Inc.	19,642	1,187,948
Equity Residential	83,030	6,419,880
Extra Space Storage, Inc.	28,290	2,241,700
Federation Centres	844,422	1,753,138
First Real Estate Investment Trust	224,689	198,939
Fonciere des Murs S.C.A.	629	18,343
Fonciere Des Regions	229	21,692
Frasers Centrepoint Trust	197,800	276,115
Frasers Commercial Trust	230,000	224,991
General Growth Properties, Inc.	151,616	4,389,283
Global One Real Estate Investment Corp.	46	152,094
The GPT Group	468,970	1,595,978
Granite Real Estate Investment Trust	8,970	261,281
Great Portland Estates PLC	89,884	1,234,776
H&R Real Estate Investment Trust	29,578	474,297
Hansteen Holdings PLC	15,939	30,549
Highwoods Properties, Inc.	1,624	70,563
Hospitality Properties Trust	35,374	949,438
Host Hotels & Resorts, Inc.	195,776	3,392,798
Investa Office Fund	122,314	352,550
Japan Hotel REIT Investment Corp.	91	63,419
Japan Rental Housing Investments, Inc.	230	154,382
Kenedix Residential Investment Corp.	138	354,506
Kilroy Realty Corp.	22,586	1,487,062

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	191

FlexShares® Global Quality Real Estate Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Kimco Realty Corp.	106,904	$2,861,820
Land Securities Group PLC	196,880	4,071,383
Link REIT	598,000	3,584,096
LTC Properties, Inc.	8,188	350,856
The Macerich Co.	35,466	3,005,389
Mapletree Commercial Trust	253,000	247,490
Mapletree Greater China Commercial Trust	400,200	284,326
Mapletree Industrial Trust	395,600	430,768
Mercialys S.A.	15,778	364,357
Mid-America Apartment Communities, Inc.	19,274	1,641,952
Monogram Residential Trust, Inc.	38,134	376,001
National Health Investors, Inc.	6,394	375,583
National Retail Properties, Inc.	31,740	1,206,120
Omega Healthcare Investors, Inc.	922	31,827
Parkway Life Real Estate Investment Trust	59,800	98,635
Pebblebrook Hotel Trust	1,102	37,666
Piedmont Office Realty Trust, Inc., Class A	11,868	230,002
Post Properties, Inc.	12,926	772,199
Prologis, Inc.	368	15,725
PS Business Parks, Inc.	4,784	410,419
Public Storage	31,096	7,135,288
Pure Industrial Real Estate Trust	79,902	271,154
Regency Centers Corp.	25,300	1,719,388
Retail Opportunity Investments Corp.	1,578	28,609
RioCan Real Estate Investment Trust	43,470	847,239
RLJ Lodging Trust	35,328	886,379
Ryman Hospitality Properties, Inc.	731	38,451
Scentre Group	1,303,732	3,850,811
Shaftesbury PLC	66,378	964,146
Simon Property Group, Inc.	16,054	3,234,239
SL Green Realty Corp.	695	82,441
Societe Fonciere Lyonnaise S.A.	2,024	92,786
Sovran Self Storage, Inc.	8,234	822,330

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Starhill Global REIT	234,600	$135,684
Strategic Hotels & Resorts, Inc.*	3,593	50,661
Sunlight Real Estate Investment Trust	368,000	186,609
Tritax Big Box REIT PLC	21,712	43,156
UDR, Inc.	68,402	2,357,133
Unibail-Rodamco SE	5,198	1,459,035
Universal Health Realty Income Trust	5,888	292,575
Urban Edge Properties	2,140	50,804
Urstadt Biddle Properties, Inc., Class A	13,938	280,154
Vornado Realty Trust	785	78,932
Weingarten Realty Investors	31,556	1,128,443
Wereldhave N.V.	303	19,005
Weyerhaeuser Co.	95,542	2,802,247
Workspace Group PLC	28,244	417,662
		93,022,766
Real Estate Management & Development – 22.7%
Airport City Ltd.*	20,148	196,663
Allreal Holding AG (Registered)*	2,944	391,239
CA Immobilien Anlagen AG*	17,618	347,100
CapitaLand Ltd.	427,800	946,933
CBRE Group, Inc., Class A*	669	24,940
Cheung Kong Property Holdings Ltd.	230,000	1,617,398
Chinese Estates Holdings Ltd.	129,500	301,773
Conwert Immobilien Invest SE*	25,070	360,986
Daejan Holdings PLC	1,518	148,752
Daibiru Corp.	23,000	197,075
Daito Trust Construction Co., Ltd.	19,000	2,068,863
Deutsche Wohnen AG	42,458	1,203,251
Fabege AB	35,834	573,533
Far East Consortium International Ltd.	414,000	151,175
First Capital Realty, Inc.	31,832	471,270
Frasers Centrepoint Ltd.	190,500	221,717
Goldcrest Co., Ltd.	18,400	347,035
GuocoLand Ltd.	87,400	116,076
Heiwa Real Estate Co., Ltd.	13,800	167,418

See Accompanying Notes to the Financial Statements.

192	FLEXSHARES ANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Henderson Land Development Co., Ltd.	296,012	$1,896,362
HKR International Ltd.	220,800	98,575
Ho Bee Land Ltd.	55,200	77,647
Hongkong Land Holdings Ltd.	308,200	2,314,582
IMMOFINANZ AG*	254,426	655,413
Intershop Holding AG	460	195,760
Jones Lang LaSalle, Inc.	391	65,184
Kabuki-Za Co., Ltd.	3,000	124,549
Kowloon Development Co., Ltd.	92,000	104,226
Kungsleden AB	5,010	37,763
Leopalace21 Corp.*	55,200	296,413
Liu Chong Hing Investment Ltd.	184,000	217,711
Melcor Developments Ltd.	6,394	74,772
Mitsubishi Estate Co., Ltd.	16,000	345,656
Mobimo Holding AG (Registered)*	2,116	458,082
Morguard Corp.	1,702	187,326
Nomura Real Estate Holdings, Inc.	32,200	693,497
Norstar Holdings, Inc.	3,358	72,553
NTT Urban Development Corp.	41,400	414,086
Olav Thon Eiendomsselskap ASA	4,968	83,370
PATRIZIA Immobilien AG*	11,362	313,964
PSP Swiss Property AG (Registered)*	11,500	1,003,880
Raysum Co., Ltd.	27,600	277,429
Relo Holdings, Inc.	3,000	324,922
Sagax AB, Class B	21,896	176,644
Sim Lian Group Ltd.	266,200	172,968
Sinarmas Land Ltd.	124,200	42,568
Soundwill Holdings Ltd.	138,000	177,884
Sponda Oyj	51,612	220,299
The St. Joe Co.*	666	13,200
Sumitomo Realty & Development Co., Ltd.	65,000	2,156,702
Swire Pacific Ltd., Class A	161,000	1,869,653
Swire Pacific Ltd., Class B	257,500	558,186
Swire Properties Ltd.	82,800	249,465
TAI Cheung Holdings Ltd.	105,000	84,405
Takara Leben Co., Ltd.	55,200	289,551
TOC Co., Ltd.	23,000	170,010

	Shares	Value
Real Estate Management & Development – (continued)
Tokyu Fudosan Holdings Corp.	124,200	$879,975
The UNITE Group PLC	25,990	266,924
United Industrial Corp. Ltd.	110,400	242,793
UOL Group Ltd.	110,400	517,118
Vonovia SE	1,073	35,962
Wheelock & Co., Ltd.	235,000	1,099,179
Wing Tai Holdings Ltd.	299,000	372,549
Yanlord Land Group Ltd.	262,200	195,644
		29,978,598
Road & Rail – 0.4%
Sotetsu Holdings, Inc.	92,000	526,803
Total Common Stocks (Cost $123,367,058)		130,829,750

Total Investment Securities (Cost $123,367,058) – 99.0%		130,829,750
Other assets less liabilities – 1.0%		1,354,073
Net Assets – 100.0%		$132,183,823

*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

REIT – Real Estate Investment Trust

SEK – Swedish Krona

USD – US Dollar

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,753,260
Aggregate gross unrealized depreciation	(2,521,087)
Net unrealized appreciation	$7,232,173
Federal income tax cost of investments	$123,597,577

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	193

FlexShares® Global Quality Real Estate Index Fund (cont.)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open long futures contracts as of October 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	8	12/18/15	$829,480	$65,615
EURO STOXX 50® Index Futures Contracts	2	12/18/15	75,182	7,655
FTSE 100® Index Futures Contract	1	12/18/15	97,606	3,683
Nikkei 225 Index Futures Contracts	2	12/10/15	158,028	6,154
Nikkei 225 Yen Denominated Index Futures Contract	1	12/10/15	78,227	265
SPI 200® Index Futures Contract	1	12/17/15	93,391	3,857
				$87,229

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of October 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	112,490	Citibank N.A.	USD	80,000	12/16/15	$78
EUR	36,130	Societe Generale	USD	40,000	12/16/15	(61)
GBP	4,712	Citibank N.A.	USD	7,253	12/16/15	23
HKD	2,162,752	Morgan Stanley	USD	279,042	12/16/15	59
ILS	110,844	Citibank N.A.	USD	28,566	12/16/15	142
JPY	64,954,748	Goldman Sachs	USD	540,000	12/16/15	(1,359)
JPY	3,358,386	Citibank N.A.	USD	28,024	12/16/15	(175)
USD	122,735	Bank of Montreal	AUD	172,679	12/16/15	(189)
USD	52,818	Morgan Stanley	CAD	70,048	12/16/15	(708)
USD	60,000	Societe Generale	CHF	58,963	12/16/15	96
USD	19,878	Bank of New York	CHF	19,224	12/16/15	347
USD	28,553	Morgan Stanley	EUR	25,217	12/16/15	678
USD	330,000	Bank of New York	HKD	2,557,187	12/16/15	(2)
USD	400,000	The Toronto-Dominion Bank	JPY	47,904,800	12/16/15	2,747
USD	93,621	Morgan Stanley	SEK	771,570	12/16/15	2,655
						$4,331

See Accompanying Notes to the Financial Statements.

194	FLEXSHARES ANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2015:

Australia	6.0%
Austria	1.0
Canada	2.8
Finland	0.2
France	1.5
Germany	1.2
Hong Kong	13.1
Israel	0.2
Japan	8.8
Netherlands	0.0 †
Norway	0.1
Singapore	4.2
Spain	0.1
Sweden	0.6
Switzerland	1.5
United Kingdom	8.5
United States	49.2
Other[1]	1.0
100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	195

Schedule of Investments

FlexShares® Quality Dividend Index Fund

October 31, 2015

	Shares	Value
COMMON STOCKS – 99.5%
Aerospace & Defense – 1.8%
The Boeing Co.	4,048	$599,387
Lockheed Martin Corp.	40,273	8,853,214
Northrop Grumman Corp.	3,028	568,507
Raytheon Co.	19,941	2,341,073
		12,362,181
Air Freight & Logistics – 1.7%
United Parcel Service, Inc., Class B	114,172	11,761,999
Banks – 7.4%
Bank of America Corp.	149,753	2,512,855
Bank of Hawaii Corp.	18,377	1,203,326
Citigroup, Inc.	41,446	2,203,684
JPMorgan Chase & Co.	312,018	20,047,157
People’s United Financial, Inc.	47,311	754,610
Wells Fargo & Co.	469,591	25,423,657
		52,145,289
Beverages – 1.6%
The Coca-Cola Co.	51,612	2,185,768
Dr. Pepper Snapple Group, Inc.	48,875	4,367,959
PepsiCo, Inc.	43,010	4,395,192
		10,948,919
Biotechnology – 1.3%
Amgen, Inc.	3,519	556,636
Baxalta, Inc.	36,363	1,253,069
Gilead Sciences, Inc.	68,425	7,398,795
		9,208,500
Capital Markets – 2.1%
Ameriprise Financial, Inc.	3,986	459,825
Artisan Partners Asset Management, Inc., Class A	82,892	3,170,619
Federated Investors, Inc., Class B	111,435	3,424,398
Invesco Ltd.	45,356	1,504,459
Virtu Financial, Inc., Class A	34,799	842,136

	Shares	Value
Capital Markets – (continued)
Waddell & Reed Financial, Inc., Class A	63,342	$2,339,853
WisdomTree Investments, Inc.	154,445	2,969,977
		14,711,267
Chemicals – 2.2%
The Dow Chemical Co.	83,283	4,303,233
E.I. du Pont de Nemours & Co.	62,560	3,966,304
LyondellBasell Industries N.V., Class A	67,643	6,284,711
The Scotts Miracle-Gro Co., Class A	14,076	931,268
		15,485,516
Commercial Services & Supplies – 1.0%
Deluxe Corp.	14,858	884,794
R.R. Donnelley & Sons Co.	236,164	3,984,087
Waste Management, Inc.	27,370	1,471,411
West Corp.	34,017	809,945
		7,150,237
Communications Equipment – 1.9%
Cisco Systems, Inc.	292,468	8,437,702
Harris Corp.	5,047	399,369
QUALCOMM, Inc.	77,027	4,576,944
		13,414,015
Consumer Finance – 0.4%
Navient Corp.	200,192	2,640,533
Containers & Packaging – 1.1%
Avery Dennison Corp.	56,304	3,658,071
Packaging Corp. of America	4,388	300,358
Sonoco Products Co.	85,629	3,655,502
WestRock Co.	1,564	84,081
		7,698,012
Distributors – 0.4%
Genuine Parts Co.	34,017	3,087,383
Diversified Consumer Services – 0.2%
H&R Block, Inc.	35,581	1,325,748

See Accompanying Notes to the Financial Statements.

196	FLEXSHARES ANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – 0.2%
MarketAxess Holdings, Inc.	10,166	$1,029,917
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	301,852	10,115,060
CenturyLink, Inc.	152,099	4,290,713
Frontier Communications Corp.	180,251	926,490
		15,332,263
Electric Utilities – 2.8%
American Electric Power Co., Inc.	43,010	2,436,516
Duke Energy Corp.	46,529	3,325,428
Entergy Corp.	56,304	3,837,681
Hawaiian Electric Industries, Inc.	28,934	846,609
Pepco Holdings, Inc.	32,453	864,223
Pinnacle West Capital Corp.	22,287	1,415,447
PPL Corp.	123,165	4,236,876
The Southern Co.	62,169	2,803,822
		19,766,602
Electrical Equipment – 0.9%
Eaton Corp. PLC	35,972	2,011,195
Emerson Electric Co.	94,231	4,450,530
		6,461,725
Energy Equipment & Services – 1.6%
Helmerich & Payne, Inc.	76,636	4,312,308
National Oilwell Varco, Inc.	82,501	3,105,337
Noble Corp. PLC	229,126	3,086,327
Schlumberger Ltd.	11,730	916,817
		11,420,789
Food & Staples Retailing – 0.0%†
CVS Health Corp.	2,346	231,738
Food Products – 0.9%
ConAgra Foods, Inc.	30,498	1,236,694
General Mills, Inc.	37,536	2,181,217
The Kraft Heinz Co.	40,664	3,170,572
		6,588,483

	Shares	Value
Gas Utilities – 0.9%
AGL Resources, Inc.	75,463	$4,716,438
New Jersey Resources Corp.	24,633	780,373
WGL Holdings, Inc.	10,166	632,630
		6,129,441
Health Care Equipment & Supplies – 0.5%
Abbott Laboratories	76,636	3,433,293
Health Care Providers & Services – 3.5%
AmerisourceBergen Corp.	19,159	1,849,035
Anthem, Inc.	3,652	508,176
Cardinal Health, Inc.	50,830	4,178,226
UnitedHealth Group, Inc.	155,227	18,282,636
		24,818,073
Hotels, Restaurants & Leisure – 2.0%
Cracker Barrel Old Country Store, Inc.	8,993	1,236,178
Darden Restaurants, Inc.	52,785	3,266,864
Las Vegas Sands Corp.	28,934	1,432,522
McDonald’s Corp.	64,124	7,197,919
Vail Resorts, Inc.	6,256	714,247
		13,847,730
Household Durables – 0.8%
Garmin Ltd.	26,588	943,077
Leggett & Platt, Inc.	30,498	1,373,325
Tupperware Brands Corp.	53,567	3,153,489
		5,469,891
Household Products – 2.3%
The Clorox Co.	32,844	4,004,997
Kimberly-Clark Corp.	23,460	2,808,397
The Procter & Gamble Co.	126,684	9,676,124
		16,489,518
Industrial Conglomerates – 2.3%
3M Co.	101,660	15,981,969
Insurance – 3.0%
Aflac, Inc.	17,595	1,121,681
AmTrust Financial Services, Inc.	55,913	3,814,385
Cincinnati Financial Corp.	12,903	777,148
Erie Indemnity Co., Class A	39,100	3,419,686

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	197

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
First American Financial Corp.	16,813	$641,080
FNF Group	10,080	355,622
MetLife, Inc.	71,162	3,585,141
Old Republic International Corp.	31,671	571,345
PartnerRe Ltd.	3,056	424,784
Principal Financial Group, Inc.	25,806	1,294,429
Prudential Financial, Inc.	14,076	1,161,270
Validus Holdings Ltd.	85,629	3,793,365
		20,959,936
Internet Software & Services – 0.4%
IAC/InterActiveCorp	25,024	1,676,858
j2 Global, Inc.	11,339	879,340
		2,556,198
IT Services – 6.1%
Accenture PLC, Class A	98,532	10,562,630
Automatic Data Processing, Inc.	30,498	2,653,021
Booz Allen Hamilton Holding Corp.	28,934	852,396
Broadridge Financial Solutions, Inc.	64,124	3,820,508
International Business Machines Corp.	78,200	10,954,256
Leidos Holdings, Inc.	80,937	4,254,858
Paychex, Inc.	32,453	1,673,926
Science Applications International Corp.	71,944	3,299,352
Visa, Inc., Class A	16,031	1,243,685
The Western Union Co.	192,372	3,703,161
		43,017,793
Leisure Products – 0.3%
Hasbro, Inc.	16,031	1,231,662
Mattel, Inc.	48,484	1,191,736
		2,423,398
Machinery – 1.0%
Caterpillar, Inc.	100,487	7,334,546

	Shares	Value
Media – 0.9%
Comcast Corp., Class A	22,287	$1,395,612
Omnicom Group, Inc.	17,595	1,318,217
Regal Entertainment Group, Class A	44,183	856,267
TEGNA, Inc.	9,526	257,583
Time, Inc.	782	14,530
The Walt Disney Co.	21,114	2,401,506
		6,243,715
Metals & Mining – 0.4%
Nucor Corp.	70,380	2,977,074
Multiline Retail – 1.5%
Kohl’s Corp.	72,726	3,354,123
Target Corp.	96,968	7,483,990
		10,838,113
Multi-Utilities – 2.5%
Ameren Corp.	19,550	853,944
CenterPoint Energy, Inc.	153,663	2,850,448
Consolidated Edison, Inc.	28,152	1,850,994
DTE Energy Co.	39,491	3,222,071
Public Service Enterprise Group, Inc.	100,096	4,132,964
SCANA Corp.	15,640	926,201
Vectren Corp.	81,328	3,697,984
		17,534,606
Oil, Gas & Consumable Fuels – 7.4%
Chevron Corp.	95,795	8,705,850
ConocoPhillips Co.	71,162	3,796,493
CVR Energy, Inc.	89,930	3,998,288
Exxon Mobil Corp.	187,680	15,528,643
HollyFrontier Corp.	75,854	3,714,570
Marathon Oil Corp.	82,501	1,516,368
Occidental Petroleum Corp.	62,560	4,663,222
ONEOK, Inc.	39,100	1,326,272
Phillips 66	40,273	3,586,311
Spectra Energy Corp.	71,162	2,033,098
Teekay Corp.	391	12,563
Tesoro Corp.	11,730	1,254,289
Western Refining, Inc.	21,896	911,312
The Williams Cos., Inc.	30,107	1,187,420
		52,234,699

See Accompanying Notes to the Financial Statements.

198	FLEXSHARES ANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Paper & Forest Products – 1.1%
Domtar Corp.	96,968	$3,998,960
International Paper Co.	89,539	3,822,420
		7,821,380
Pharmaceuticals – 6.3%
Eli Lilly & Co.	4,938	402,793
Johnson & Johnson	122,383	12,364,354
Merck & Co., Inc.	387,872	21,201,083
Pfizer, Inc.	306,935	10,380,542
		44,348,772
Real Estate Investment Trusts (REITs) – 6.4%
BioMed Realty Trust, Inc.	40,664	951,944
CBL & Associates Properties, Inc.	50,830	741,101
Chimera Investment Corp.	257,669	3,627,980
Communications Sales & Leasing, Inc.	40,664	816,940
Corrections Corp. of America	95,404	2,719,014
Digital Realty Trust, Inc.	57,477	4,250,999
EPR Properties	16,422	932,934
Gaming and Leisure Properties, Inc.	25,024	729,950
The GEO Group, Inc.	29,325	946,318
HCP, Inc.	35,972	1,338,158
Hospitality Properties Trust	102,833	2,760,038
Iron Mountain, Inc.	35,581	1,090,202
Lamar Advertising Co., Class A	62,951	3,552,325
LaSalle Hotel Properties	117,691	3,461,292
Liberty Property Trust	26,588	904,524
Medical Properties Trust, Inc.	73,117	826,222
MFA Financial, Inc.	139,587	965,942
National Health Investors, Inc.	13,294	780,890
New Residential Investment Corp.	188,462	2,286,044
Outfront Media, Inc.	38,318	904,688
Realty Income Corp.	21,114	1,044,298
Ryman Hospitality Properties, Inc.	68,034	3,578,588
Senior Housing Properties Trust	66,861	1,015,619
Spirit Realty Capital, Inc.	92,667	943,350
Ventas, Inc.	24,242	1,302,280

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Welltower, Inc.	23,460	$1,521,850
WP Carey, Inc.	16,422	1,040,662
		45,034,152
Semiconductors & Semiconductor Equipment – 3.2%
Intel Corp.	153,663	5,203,029
KLA-Tencor Corp.	19,941	1,338,440
Linear Technology Corp.	28,543	1,267,880
Maxim Integrated Products, Inc.	30,107	1,233,785
Texas Instruments, Inc.	170,085	9,647,221
Xilinx, Inc.	84,065	4,003,176
		22,693,531
Software – 1.1%
CA, Inc.	105,179	2,914,510
FactSet Research Systems, Inc.	17,595	3,081,236
Symantec Corp.	67,643	1,393,446
		7,389,192
Specialty Retail – 5.4%
American Eagle Outfitters, Inc.	782	11,949
Best Buy Co., Inc.	5,434	190,353
Foot Locker, Inc.	50,830	3,443,732
GameStop Corp., Class A	82,501	3,800,821
The Home Depot, Inc.	185,334	22,914,696
L Brands, Inc.	38,709	3,715,290
Staples, Inc.	278,392	3,616,312
		37,693,153
Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	179,078	21,399,821
Seagate Technology PLC	60,605	2,306,626
Western Digital Corp.	32,062	2,142,383
		25,848,830
Textiles, Apparel & Luxury Goods – 0.0%†
Hanesbrands, Inc.	8,280	264,463
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp, Inc.	43,792	723,444

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	199

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Tobacco – 4.7%
Altria Group, Inc.	173,604	$10,497,834
Philip Morris International, Inc.	252,195	22,294,038
Reynolds American, Inc.	12,366	597,525
		33,389,397
Total Common Stocks (Cost $649,237,757)		700,267,423

Total Investment Securities (Cost $649,237,757) – 99.5%		700,267,423
Other assets less liabilities – 0.5%		3,347,641
Net Assets – 100.0%		$703,615,064
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,837,899
Aggregate gross unrealized depreciation	(16,152,416)
Net unrealized appreciation	$50,685,483
Federal income tax cost of investments	$649,581,940

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of October 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	32	12/18/15	$3,317,920	$259,192

See Accompanying Notes to the Financial Statements.

200	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

October 31, 2015

	Shares	Value
COMMON STOCKS – 99.0%
Aerospace & Defense – 3.9%
The Boeing Co.	28,355	$4,198,525
Lockheed Martin Corp.	12,198	2,681,486
Raytheon Co.	5,564	653,214
		7,533,225
Air Freight & Logistics – 2.2%
C.H. Robinson Worldwide, Inc.	14,766	1,024,465
United Parcel Service, Inc., Class B	31,030	3,196,711
		4,221,176
Banks – 5.6%
Bank of America Corp.	38,306	642,775
Bank of Hawaii Corp.	14,445	945,859
Citigroup, Inc.	10,165	540,473
Cullen/Frost Bankers, Inc.	3,317	227,016
JPMorgan Chase & Co.	19,153	1,230,580
People’s United Financial, Inc.	14,231	226,984
Wells Fargo & Co.	127,116	6,882,060
		10,695,747
Beverages – 4.2%
The Coca-Cola Co.	14,231	602,683
Dr. Pepper Snapple Group, Inc.	13,482	1,204,886
PepsiCo, Inc.	61,097	6,243,503
		8,051,072
Biotechnology – 0.6%
Amgen, Inc.	4,280	677,010
Gilead Sciences, Inc.	4,815	520,646
		1,197,656
Capital Markets – 1.0%
Artisan Partners Asset Management, Inc., Class A	20,651	789,901
Federated Investors, Inc., Class B	29,318	900,942
Virtu Financial, Inc., Class A	9,202	222,688
		1,913,531

	Shares	Value
Chemicals – 1.0%
LyondellBasell Industries N.V., Class A	17,976	$1,670,150
The Scotts Miracle-Gro Co., Class A	3,317	219,453
		1,889,603
Commercial Services & Supplies – 1.4%
Pitney Bowes, Inc.	47,294	976,621
R.R. Donnelley & Sons Co.	61,632	1,039,732
Republic Services, Inc.	6,420	280,811
Waste Management, Inc.	8,239	442,928
		2,740,092
Communications Equipment – 2.2%
Cisco Systems, Inc.	78,324	2,259,647
Motorola Solutions, Inc.	3,103	217,117
QUALCOMM, Inc.	28,783	1,710,286
		4,187,050
Consumer Finance – 0.5%
Navient Corp.	69,122	911,719
Containers & Packaging – 0.8%
Bemis Co., Inc.	5,136	235,126
Packaging Corp. of America	3,424	234,373
Sonoco Products Co.	23,647	1,009,490
		1,478,989
Distributors – 0.6%
Genuine Parts Co.	12,305	1,116,802
Diversified Consumer Services – 0.2%
H&R Block, Inc.	8,988	334,893
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	85,065	2,850,528
CenturyLink, Inc.	38,627	1,089,668
Frontier Communications Corp.	45,154	232,091
		4,172,287
Electric Utilities – 2.7%
American Electric Power Co., Inc.	8,988	509,170
Duke Energy Corp.	12,626	902,380

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	201

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
Entergy Corp.	15,087	$1,028,330
Hawaiian Electric Industries, Inc.	6,955	203,504
Pepco Holdings, Inc.	9,202	245,049
Pinnacle West Capital Corp.	4,066	258,232
PPL Corp.	34,240	1,177,856
The Southern Co.	17,013	767,286
		5,091,807
Electrical Equipment – 0.7%
Emerson Electric Co.	28,997	1,369,528
Energy Equipment & Services – 2.3%
Frank’s International N.V.	65,591	1,125,542
Helmerich & Payne, Inc.	18,083	1,017,530
National Oilwell Varco, Inc.	28,569	1,075,337
Noble Corp. PLC	84,530	1,138,619
Schlumberger Ltd.	963	75,268
		4,432,296
Food & Staples Retailing – 0.4%
CVS Health Corp.	1,177	116,264
Wal-Mart Stores, Inc.	12,091	692,089
		808,353
Food Products – 1.2%
Campbell Soup Co.	22,149	1,124,948
General Mills, Inc.	11,021	640,430
The Kraft Heinz Co.	6,206	483,882
		2,249,260
Gas Utilities – 0.7%
AGL Resources, Inc.	20,330	1,270,625
Health Care Equipment & Supplies – 0.4%
Abbott Laboratories	12,519	560,851
ResMed, Inc.	4,708	271,228
		832,079
Health Care Providers & Services – 4.2%
Anthem, Inc.	11,770	1,637,796
Cardinal Health, Inc.	14,231	1,169,788
Quest Diagnostics, Inc.	3,852	261,743
UnitedHealth Group, Inc.	42,586	5,015,779
		8,085,106

	Shares	Value
Hotels, Restaurants & Leisure – 2.3%
Brinker International, Inc.	17,227	$784,001
Cracker Barrel Old Country Store, Inc.	1,605	220,623
Darden Restaurants, Inc.	14,124	874,134
Dunkin’ Brands Group, Inc.	4,494	186,097
Las Vegas Sands Corp.	7,383	365,532
McDonald’s Corp.	17,655	1,981,774
		4,412,161
Household Durables – 0.8%
Garmin Ltd.	5,671	201,150
Leggett & Platt, Inc.	5,350	240,911
Tupperware Brands Corp.	17,976	1,058,247
		1,500,308
Household Products – 1.5%
The Clorox Co.	9,523	1,161,235
Kimberly-Clark Corp.	6,741	806,965
The Procter & Gamble Co.	13,161	1,005,237
		2,973,437
Industrial Conglomerates – 0.3%
3M Co.	3,424	538,287
Insurance – 5.1%
Allied World Assurance Co. Holdings AG	22,684	824,790
American National Insurance Co.	1,926	198,917
AmTrust Financial Services, Inc.	15,301	1,043,834
Cincinnati Financial Corp.	4,708	283,563
Erie Indemnity Co., Class A	10,914	954,538
Everest Re Group Ltd.	5,564	990,225
First American Financial Corp.	5,350	203,996
Old Republic International Corp.	13,375	241,285
ProAssurance Corp.	20,437	1,082,344
The Progressive Corp.	35,845	1,187,545
The Travelers Cos., Inc.	13,482	1,521,983
Validus Holdings Ltd.	20,865	924,320
Willis Group Holdings PLC	5,671	252,983
		9,710,323
Internet & Catalog Retail – 0.5%
HSN, Inc.	15,301	946,367

See Accompanying Notes to the Financial Statements.

202	FLEXSHARES ANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – 0.5%
IAC/InterActiveCorp	13,589	$910,599
IT Services – 6.5%
Accenture PLC, Class A	28,462	3,051,127
Automatic Data Processing, Inc.	5,671	493,320
Broadridge Financial Solutions, Inc.	7,383	439,879
International Business Machines Corp.	39,055	5,470,825
Leidos Holdings, Inc.	21,614	1,136,248
Paychex, Inc.	6,634	342,182
Science Applications International Corp.	5,778	264,979
Visa, Inc., Class A	4,280	332,042
The Western Union Co.	49,969	961,903
		12,492,505
Leisure Products – 0.3%
Hasbro, Inc.	3,531	271,287
Mattel, Inc.	11,663	286,676
		557,963
Media – 2.1%
Cablevision Systems Corp., Class A	9,523	310,355
Comcast Corp., Class A	5,992	375,219
Regal Entertainment Group, Class A	10,165	196,998
Time, Inc.	9,523	176,937
Viacom, Inc., Class A	21,186	1,087,477
Viacom, Inc., Class B	25,787	1,271,557
The Walt Disney Co.	5,778	657,190
		4,075,733
Metals & Mining – 0.1%
Compass Minerals International, Inc.	2,461	199,932
Multiline Retail – 1.9%
Kohl’s Corp.	18,725	863,597
Macy’s, Inc.	13,482	687,312
Target Corp.	27,071	2,089,340
		3,640,249
Multi-Utilities – 2.8%
Ameren Corp.	6,420	280,426
CenterPoint Energy, Inc.	51,788	960,667

	Shares	Value
Multi-Utilities – (continued)
Consolidated Edison, Inc.	5,564	$365,833
PG&E Corp.	21,614	1,154,188
Public Service Enterprise Group, Inc.	26,429	1,091,253
SCANA Corp.	7,704	456,231
Vectren Corp.	24,289	1,104,421
		5,413,019
Oil, Gas & Consumable Fuels – 6.6%
Chevron Corp.	29,211	2,654,697
Columbia Pipeline Group, Inc.	10,272	213,349
ConocoPhillips Co.	23,326	1,244,442
CVR Energy, Inc.	22,684	1,008,531
Exxon Mobil Corp.	49,327	4,081,316
HollyFrontier Corp.	19,260	943,162
Marathon Oil Corp.	18,190	334,332
Murphy Oil Corp.	20,758	590,150
Occidental Petroleum Corp.	2,996	223,322
ONEOK, Inc.	7,383	250,431
Spectra Energy Corp.	12,519	357,668
Teekay Corp.	6,313	202,837
The Williams Cos., Inc.	13,482	531,730
		12,635,967
Paper & Forest Products – 0.5%
Domtar Corp.	25,038	1,032,567
Pharmaceuticals – 6.3%
Johnson & Johnson	34,882	3,524,128
Merck & Co., Inc.	105,395	5,760,891
Pfizer, Inc.	81,320	2,750,242
		12,035,261
Real Estate Investment Trusts (REITs) – 5.9%
BioMed Realty Trust, Inc.	10,058	235,458
CBL & Associates Properties, Inc.	6,634	96,724
Chimera Investment Corp.	68,587	965,705
Communications Sales & Leasing, Inc.	9,416	189,168
Corrections Corp. of America	31,565	899,603
Digital Realty Trust, Inc.	15,515	1,147,489
EPR Properties	4,173	237,068
Gaming and Leisure Properties, Inc.	6,313	184,150
The GEO Group, Inc.	6,420	207,173

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	203

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
HCP, Inc.	8,667	$322,412
Healthcare Trust of America, Inc., Class A	9,416	247,735
Hospitality Properties Trust	34,668	930,489
Iron Mountain, Inc.	7,811	239,329
Liberty Property Trust	6,955	236,609
Medical Properties Trust, Inc.	16,478	186,201
MFA Financial, Inc.	28,141	194,736
National Health Investors, Inc.	3,424	201,126
National Retail Properties, Inc.	6,420	243,960
New Residential Investment Corp.	65,591	795,619
Outfront Media, Inc.	9,202	217,259
Piedmont Office Realty Trust, Inc., Class A	37,236	721,634
Realty Income Corp.	6,099	301,657
Retail Properties of America, Inc., Class A	14,766	221,047
Senior Housing Properties Trust	11,663	177,161
Spirit Realty Capital, Inc.	22,256	226,566
Ventas, Inc.	6,206	333,386
Welltower, Inc.	17,120	1,110,574
WP Carey, Inc.	5,136	325,468
		11,395,506
Semiconductors & Semiconductor Equipment – 3.2%
Intel Corp.	74,472	2,521,622
KLA-Tencor Corp.	5,243	351,910
Linear Technology Corp.	6,741	299,435
Maxim Integrated Products, Inc.	8,239	337,634
Texas Instruments, Inc.	46,438	2,633,964
		6,144,565
Software – 1.2%
CA, Inc.	35,203	975,475
FactSet Research Systems, Inc.	5,885	1,030,581
Symantec Corp.	14,659	301,976
		2,308,032
Specialty Retail – 3.5%
American Eagle Outfitters, Inc.	11,770	179,845
GameStop Corp., Class A	21,186	976,039
The Home Depot, Inc.	36,701	4,537,712

	Shares	Value
Specialty Retail – (continued)
Staples, Inc.	73,509	$954,882
		6,648,478
Technology Hardware, Storage & Peripherals – 3.0%
Apple, Inc.	47,294	5,651,633
Seagate Technology PLC	4,601	175,114
		5,826,747
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp, Inc.	14,338	236,864
Tobacco – 5.0%
Altria Group, Inc.	78,859	4,768,604
Philip Morris International, Inc.	53,393	4,719,941
		9,488,545
Total Common Stocks (Cost $176,167,537)		189,706,311
	No. of Rights
RIGHTS – 0.0%†
Safeway, Inc. (Casa Ley subsidiary)* ^	8,450	412
Safeway, Inc. (PDC subsidiary)*^	8,450	8,576
Total Rights (Cost $–)		8,988
Total Investment Securities (Cost $176,167,537) – 99.0%		189,715,299
Other assets less liabilities – 1.0%		1,890,209
Net Assets – 100.0%		$191,605,508

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2015, the value of these securities amounted to $8,988 or 0.00% of net assets.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.

204	FLEXSHARES ANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,356,389
Aggregate gross unrealized depreciation	(4,771,818)
Net unrealized appreciation	$13,584,571
Federal income tax cost of investments	$176,130,728

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open long futures contracts as of October 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	18	12/18/15	$1,866,330	$124,464

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	205

Schedule of Investments

FlexShares®  Quality Dividend Dynamic Index Fund

October 31, 2015

	Shares	Value
COMMON STOCKS – 98.9%
Aerospace & Defense – 1.3%
Lockheed Martin Corp.	4,494	$987,916
Air Freight & Logistics – 1.7%
United Parcel Service, Inc., Class B	11,970	1,233,149
Banks – 8.0%
Bank of America Corp.	14,868	249,485
Citigroup, Inc.	3,948	209,915
JPMorgan Chase & Co.	39,984	2,568,972
People’s United Financial, Inc.	5,376	85,747
Regions Financial Corp.	11,634	108,778
Wells Fargo & Co.	49,056	2,655,892
		5,878,789
Beverages – 0.5%
The Coca-Cola Co.	5,124	217,002
PepsiCo, Inc.	1,596	163,095
		380,097
Biotechnology – 3.3%
Amgen, Inc.	378	59,792
Baxalta, Inc.	3,864	133,153
Gilead Sciences, Inc.	20,874	2,257,106
		2,450,051
Building Products – 0.6%
Masco Corp.	14,238	412,902
Capital Markets – 2.2%
Ameriprise Financial, Inc.	3,612	416,680
Artisan Partners Asset Management, Inc., Class A	5,250	200,813
BlackRock, Inc.	420	147,827
Federated Investors, Inc., Class B	11,340	348,478
Invesco Ltd.	3,402	112,844
Janus Capital Group, Inc.	5,418	84,142
Waddell & Reed Financial, Inc., Class A	1,932	71,368
WisdomTree Investments, Inc.	12,138	233,414
		1,615,566

	Shares	Value
Chemicals – 2.0%
The Dow Chemical Co.	8,316	$429,688
E.I. du Pont de Nemours & Co.	6,510	412,734
LyondellBasell Industries N.V., Class A	6,762	628,257
		1,470,679
Commercial Services & Supplies – 1.6%
Deluxe Corp.	6,048	360,158
Pitney Bowes, Inc.	17,640	364,266
R.R. Donnelley & Sons Co.	24,024	405,285
West Corp.	2,982	71,002
		1,200,711
Communications Equipment – 2.3%
Cisco Systems, Inc.	30,618	883,329
Harris Corp.	1,344	106,351
QUALCOMM, Inc.	11,298	671,327
		1,661,007
Consumer Finance – 0.4%
Navient Corp.	22,050	290,839
Containers & Packaging – 1.0%
Avery Dennison Corp.	6,216	403,854
WestRock Co.	6,762	363,525
		767,379
Diversified Financial Services – 0.3%
Moody’s Corp.	2,058	197,897
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	31,836	1,066,824
CenturyLink, Inc.	15,162	427,720
Frontier Communications Corp.	17,682	90,886
		1,585,430
Electric Utilities – 2.3%
American Electric Power Co., Inc.	3,528	199,861
Entergy Corp.	5,880	400,781
Hawaiian Electric Industries, Inc.	1,932	56,530
Pepco Holdings, Inc.	3,570	95,069
Pinnacle West Capital Corp.	1,596	101,362
PPL Corp.	13,356	459,446
The Southern Co.	6,468	291,707

See Accompanying Notes to the Financial Statements.

206	FLEXSHARES ANNUAL REPORT

FlexShares®  Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
Westar Energy, Inc.	2,394	$95,042
		1,699,798
Electrical Equipment – 1.0%
Eaton Corp. PLC	3,402	190,206
Emerson Electric Co.	11,466	541,539
		731,745
Electronic Equipment, Instruments & Components – 0.2%
Corning, Inc.	8,358	155,459
Energy Equipment & Services – 1.6%
Helmerich & Payne, Inc.	6,762	380,498
National Oilwell Varco, Inc.	10,584	398,382
Noble Corp. PLC	30,030	404,504
Schlumberger Ltd.	420	32,827
		1,216,211
Food & Staples Retailing – 0.2%
CVS Health Corp.	966	95,422
Wal-Mart Stores, Inc.	1,134	64,910
		160,332
Food Products – 0.6%
Ingredion, Inc.	1,050	99,813
The Kraft Heinz Co.	4,368	340,573
		440,386
Gas Utilities – 0.8%
AGL Resources, Inc.	7,938	496,125
WGL Holdings, Inc.	1,386	86,251
		582,376
Health Care Equipment & Supplies – 0.4%
Cantel Medical Corp.	3,402	201,671
Hill-Rom Holdings, Inc.	1,764	92,945
St. Jude Medical, Inc.	378	24,120
		318,736
Health Care Providers & Services – 1.5%
AmerisourceBergen Corp.	1,428	137,816
Anthem, Inc.	4,494	625,340
Cardinal Health, Inc.	2,688	220,954
HealthSouth Corp.	1,932	67,292

	Shares	Value
Health Care Providers & Services – (continued)
UnitedHealth Group, Inc.	294	$34,627
		1,086,029
Hotels, Restaurants & Leisure – 1.2%
Cracker Barrel Old Country Store, Inc.	630	86,600
Darden Restaurants, Inc.	5,586	345,717
Las Vegas Sands Corp.	2,856	141,400
Starwood Hotels & Resorts Worldwide, Inc.	1,680	134,182
Vail Resorts, Inc.	798	91,108
Wyndham Worldwide Corp.	1,302	105,918
		904,925
Household Durables – 0.8%
Garmin Ltd.	2,226	78,956
Leggett & Platt, Inc.	2,100	94,563
Tupperware Brands Corp.	6,888	405,497
		579,016
Household Products – 0.6%
The Procter & Gamble Co.	5,460	417,035
Industrial Conglomerates – 2.3%
3M Co.	10,668	1,677,116
Insurance – 3.2%
Aflac, Inc.	7,308	465,885
AmTrust Financial Services, Inc.	2,478	169,049
Assured Guaranty Ltd.	14,448	396,453
Cincinnati Financial Corp.	1,806	108,775
Lincoln National Corp.	7,392	395,546
MetLife, Inc.	6,804	342,786
Old Republic International Corp.	5,418	97,741
Principal Financial Group, Inc.	2,352	117,976
Prudential Financial, Inc.	3,234	266,805
		2,361,016
Internet & Catalog Retail – 0.5%
HSN, Inc.	5,964	368,873
Internet Software & Services – 0.4%
IAC/InterActiveCorp	3,402	227,968
j2 Global, Inc.	1,134	87,942
		315,910

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	207

FlexShares®  Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
IT Services – 4.3%
Accenture PLC, Class A	10,668	$1,143,610
Broadridge Financial Solutions, Inc.	7,098	422,899
International Business Machines Corp.	1,134	158,851
Leidos Holdings, Inc.	8,442	443,796
Paychex, Inc.	2,730	140,813
Visa, Inc., Class A	1,680	130,334
The Western Union Co.	19,950	384,037
Xerox Corp.	33,390	313,532
		3,137,872
Leisure Products – 0.4%
Brunswick Corp.	1,848	99,441
Hasbro, Inc.	1,344	103,259
Mattel, Inc.	4,410	108,398
		311,098
Machinery – 2.0%
Caterpillar, Inc.	9,870	720,411
Cummins, Inc.	3,486	360,836
Terex Corp.	4,620	92,677
The Timken Co.	9,156	289,330
		1,463,254
Media – 2.2%
Cablevision Systems Corp., Class A	3,654	119,084
Comcast Corp., Class A	2,394	149,912
The Interpublic Group of Cos., Inc.	19,068	437,229
Omnicom Group, Inc.	5,880	440,530
Regal Entertainment Group, Class A	3,948	76,512
Sinclair Broadcast Group, Inc., Class A	2,772	83,188
TEGNA, Inc.	2,982	80,633
The Walt Disney Co.	2,310	262,740
		1,649,828
Metals & Mining – 0.6%
Nucor Corp.	9,114	385,522
Steel Dynamics, Inc.	4,452	82,229
		467,751
Multi-Utilities – 2.0%
CenterPoint Energy, Inc.	19,992	370,852
Consolidated Edison, Inc.	2,184	143,598

	Shares	Value
Multi-Utilities – (continued)
NiSource, Inc.	5,250	$100,590
Public Service Enterprise Group, Inc.	10,374	428,342
Vectren Corp.	8,946	406,775
		1,450,157
Oil, Gas & Consumable Fuels – 8.0%
Chevron Corp.	10,710	973,325
ConocoPhillips Co.	8,526	454,862
CVR Energy, Inc.	8,778	390,270
Exxon Mobil Corp.	10,962	906,996
HollyFrontier Corp.	7,602	372,270
Marathon Oil Corp.	6,720	123,514
Marathon Petroleum Corp.	9,198	476,456
Murphy Oil Corp.	3,528	100,301
Occidental Petroleum Corp.	5,586	416,380
ONEOK, Inc.	2,814	95,451
Phillips 66	3,906	347,829
SemGroup Corp., Class A	1,470	66,958
Spectra Energy Corp.	4,998	142,793
Teekay Corp.	2,310	74,220
Tesoro Corp.	1,134	121,259
Valero Energy Corp.	8,694	573,108
Western Refining, Inc.	1,764	73,418
The Williams Cos., Inc.	5,124	202,091
		5,911,501
Paper & Forest Products – 1.1%
Domtar Corp.	9,660	398,378
International Paper Co.	9,156	390,870
		789,248
Pharmaceuticals – 6.3%
Johnson & Johnson	13,188	1,332,384
Merck & Co., Inc.	40,698	2,224,553
Pfizer, Inc.	31,626	1,069,591
		4,626,528
Professional Services – 0.5%
ManpowerGroup, Inc.	4,158	381,621
Real Estate Investment Trusts (REITs) – 6.2%
CBL & Associates Properties, Inc.	4,620	67,360
Chimera Investment Corp.	26,922	379,062
Columbia Property Trust, Inc.	3,486	86,592

See Accompanying Notes to the Financial Statements.

208	FLEXSHARES ANNUAL REPORT

FlexShares®  Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Communications Sales & Leasing, Inc.	3,654	$73,409
Corrections Corp. of America	12,138	345,933
Digital Realty Trust, Inc.	1,806	133,572
EPR Properties	1,554	88,283
Gaming and Leisure Properties, Inc.	2,520	73,508
The GEO Group, Inc.	2,478	79,965
HCP, Inc.	3,402	126,554
Hospitality Properties Trust	13,608	365,239
Host Hotels & Resorts, Inc.	21,546	373,392
Iron Mountain, Inc.	2,856	87,508
Lamar Advertising Co., Class A	6,762	381,580
LaSalle Hotel Properties	11,676	343,391
Liberty Property Trust	2,520	85,730
Medical Properties Trust, Inc.	6,384	72,139
MFA Financial, Inc.	11,172	77,310
National Health Investors, Inc.	1,344	78,947
New Residential Investment Corp.	25,746	312,299
Outfront Media, Inc.	3,654	86,271
RLJ Lodging Trust	13,230	331,941
Ryman Hospitality Properties, Inc.	7,140	375,564
Senior Housing Properties Trust	5,208	79,109
WP Carey, Inc.	1,554	98,477
		4,603,135
Semiconductors & Semiconductor Equipment – 3.2%
Atmel Corp.	11,004	83,630
Intel Corp.	5,880	199,097
KLA-Tencor Corp.	2,058	138,133
Linear Technology Corp.	2,520	111,938
Maxim Integrated Products, Inc.	3,192	130,808
NVIDIA Corp.	8,400	238,308
Texas Instruments, Inc.	17,766	1,007,688
Xilinx, Inc.	9,534	454,009
		2,363,611
Software – 1.2%
Blackbaud, Inc.	1,344	84,255
CA, Inc.	13,692	379,405
Fair Isaac Corp.	2,940	271,568
Symantec Corp.	5,754	118,533
		853,761

	Shares	Value
Specialty Retail – 5.6%
Best Buy Co., Inc.	12,516	$438,436
GameStop Corp., Class A	8,316	383,118
The Home Depot, Inc.	19,572	2,419,882
L Brands, Inc.	5,376	515,988
Lithia Motors, Inc., Class A	336	39,443
Staples, Inc.	28,434	369,358
		4,166,225
Technology Hardware, Storage & Peripherals – 5.1%
Apple, Inc.	22,890	2,735,355
Hewlett-Packard Co.	13,860	373,665
Seagate Technology PLC	8,232	313,310
Western Digital Corp.	5,250	350,805
		3,773,135
Thrifts & Mortgage Finance – 0.5%
New York Community Bancorp, Inc.	5,796	95,750
Radian Group, Inc.	21,000	303,870
		399,620
Tobacco – 4.8%
Altria Group, Inc.	19,404	1,173,360
Philip Morris International, Inc.	26,460	2,339,064
		3,512,424
Total Common Stocks (Cost $69,432,513)		73,008,144

Total Investment Securities (Cost $69,432,513) – 98.9%		73,008,144
Other assets less liabilities – 1.1%		795,698
Net Assets – 100.0%		$73,803,842

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	209

FlexShares®  Quality Dividend Dynamic Index Fund (cont.)

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,106,759
Aggregate gross unrealized depreciation	(2,539,791)
Net unrealized appreciation	$3,566,968
Federal income tax cost of investments	$69,441,176

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open long futures contracts as of October 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	7	12/18/15	$725,795	$52,122

See Accompanying Notes to the Financial Statements.

210	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares®  International Quality Dividend Index Fund

October 31, 2015

	Shares	Value
COMMON STOCKS – 98.8%
Air Freight & Logistics – 1.2%
bpost S.A.	135,388	$3,405,398
Deutsche Post AG (Registered)	57,596	1,722,286
		5,127,684
Auto Components – 0.9%
Bridgestone Corp.	56,100	2,080,825
Valeo S.A.	10,472	1,627,603
		3,708,428
Automobiles – 1.3%
Fuji Heavy Industries Ltd.	74,800	2,930,635
Tofas Turk Otomobil Fabrikasi A/S	133,648	883,612
Toyota Motor Corp.	31,000	1,918,699
		5,732,946
Banks – 11.1%
Aozora Bank Ltd.	935,000	3,432,401
Australia & New Zealand Banking Group Ltd.	168,113	3,263,573
Banco Santander S.A.	295,834	1,666,644
Bank Handlowy w Warszawie S.A.	13,838	282,677
Bank of China Ltd., Class H	4,488,000	2,125,258
Canadian Imperial Bank of Commerce	24,310	1,863,268
China Construction Bank Corp., Class H	9,163,000	6,656,390
Commonwealth Bank of Australia	207,757	11,373,245
HSBC Holdings PLC	218,042	1,709,313
Intercorp Financial Services, Inc.	29,172	729,300
Royal Bank of Canada	40,766	2,329,708
Skandinaviska Enskilda Banken AB, Class A	307,054	3,251,009
Skandinaviska Enskilda Banken AB, Class C	231,694	2,519,970
Swedbank AB, Class A	58,157	1,343,146
Westpac Banking Corp.*	9,911	215,312
Westpac Banking Corp.	227,953	5,103,426
		47,864,640

	Shares	Value
Beverages – 0.0%†
Anheuser-Busch InBev S.A./N.V.	748	$89,816
Capital Markets – 4.8%
Ashmore Group PLC	194,293	810,179
Banca Generali SpA	100,980	3,127,793
Brait SE*	309,485	3,560,053
CI Financial Corp.	132,957	3,170,603
Coronation Fund Managers Ltd.	408,969	2,162,345
Daiwa Securities Group, Inc.	493,000	3,399,422
IGM Financial, Inc.	107,899	3,117,348
Macquarie Group Ltd.	20,944	1,280,572
		20,628,315
Chemicals – 3.0%
Akzo Nobel N.V.	2,805	199,701
BASF SE	57,035	4,695,667
EMS-Chemie Holding AG (Registered)	374	158,781
The Israel Corp. Ltd.	10,472	2,702,898
Kuraray Co., Ltd.	112,200	1,394,655
Methanex Corp.	21,505	857,504
Synthos S.A.	2,880,361	2,759,117
		12,768,323
Commercial Services & Supplies – 0.5%
Edenred	125,664	2,321,677
Communications Equipment – 0.5%
Nokia Oyj	175,780	1,314,567
Telefonaktiebolaget LM Ericsson, Class A	85,646	785,253
		2,099,820
Construction & Engineering – 1.5%
CIMIC Group Ltd.	195,228	3,860,992
HOCHTIEF AG	8,602	804,266
Vinci S.A.	28,424	1,927,244
		6,592,502
Construction Materials – 0.2%
Indocement Tunggal Prakarsa Tbk PT	261,800	344,285

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	211

FlexShares®  International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – (continued)
Taiwan Cement Corp.	374,000	$417,047
		761,332
Diversified Financial Services – 1.4%
Investor AB, Class A	83,215	3,041,075
Investor AB, Class B	85,085	3,180,560
		6,221,635
Diversified Telecommunication Services – 4.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,693,988	3,648,630
Maroc Telecom	31,042	347,849
O2 Czech Republic A/S	130,900	1,232,809
Telefonica S.A.	264,044	3,508,865
Telenor ASA	181,577	3,439,787
TeliaSonera AB	54,604	281,221
Turk Telekomunikasyon A/S	1,246,665	2,693,200
Vivendi S.A.	158,015	3,825,291
		18,977,652
Electric Utilities – 0.9%
EDP–Energias de Portugal S.A.	281,061	1,045,677
Fortum Oyj	174,284	2,627,936
Red Electrica Corp. S.A.	2,057	182,236
		3,855,849
Electrical Equipment – 1.1%
Mitsubishi Electric Corp.	122,000	1,283,944
Vestas Wind Systems A/S	62,225	3,643,433
		4,927,377
Electronic Equipment, Instruments & Components – 1.6%
Delta Electronics Thailand PCL (NVDR)	74,881	177,899
Innolux Corp.	10,659,000	3,595,301
Keyence Corp.	400	210,748
Omron Corp.	84,100	2,812,045
Synnex Technology International Corp.	187,000	197,867
		6,993,860

	Shares	Value
Food & Staples Retailing – 1.8%
Distribuidora Internacional de Alimentacion S.A.*	166,617	$1,065,301
Koninklijke Ahold N.V.	163,064	3,335,983
Wm Morrison Supermarkets PLC	1,241,140	3,229,836
		7,631,120
Food Products – 1.6%
Nestle S.A. (Registered)	48,495	3,719,221
Orkla ASA	350,438	2,992,170
		6,711,391
Gas Utilities – 1.1%
Empresa de Energia de Bogota S.A. ESP	1,437,469	929,645
Enagas S.A.	119,119	3,625,819
		4,555,464
Health Care Equipment & Supplies – 0.9%
Coloplast A/S, Class B	1,309	94,348
Hoya Corp.	90,600	3,775,657
		3,870,005
Health Care Providers & Services – 0.1%
Mitra Keluarga Karyasehat Tbk PT	1,122,000	229,113
Hotels, Restaurants & Leisure – 2.1%
OPAP S.A.	399,806	3,555,248
Sands China Ltd.	822,800	2,988,583
SJM Holdings Ltd.	2,992,000	2,497,805
		9,041,636
Household Durables – 1.5%
Berkeley Group Holdings PLC	48,059	2,462,697
Casio Computer Co., Ltd.	149,600	2,841,377
Panasonic Corp.	112,200	1,334,220
		6,638,294
Independent Power and Renewable Electricity Producers – 0.7%
Cia Energetica de Sao Paulo (Preference), Class B	673,200	2,837,366
Industrial Conglomerates – 0.0%†
Siemens AG (Registered)	2,057	207,912

See Accompanying Notes to the Financial Statements.

212	FLEXSHARES ANNUAL REPORT

FlexShares®  International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – 7.4%
Admiral Group PLC	127,160	$3,167,705
Allianz SE (Registered)	32,912	5,793,367
Amlin PLC	114,190	1,162,180
The Dai-ichi Life Insurance Co., Ltd.	86,700	1,519,540
Delta Lloyd N.V.	269,467	2,137,247
Gjensidige Forsikring ASA	141,372	2,158,555
Great-West Lifeco, Inc.	22,541	597,142
Insurance Australia Group Ltd.	474,606	1,899,589
Legal & General Group PLC	445,247	1,798,865
Mediolanum SpA	227,205	1,861,031
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,179	637,370
Power Financial Corp.	41,327	1,021,843
Sompo Japan Nipponkoa Holdings, Inc.	85,400	2,709,022
Tokio Marine Holdings, Inc.	11,400	443,247
Zurich Insurance Group AG*	18,513	4,907,377
		31,814,080
Internet Software & Services – 0.1%
Kakaku.com, Inc.	18,700	352,383
Yahoo Japan Corp.	37,400	159,610
		511,993
Leisure Products – 0.5%
Bandai Namco Holdings, Inc.	93,500	2,312,803
Machinery – 4.0%
FANUC Corp.	18,700	3,340,199
Hino Motors Ltd.	280,500	3,235,600
IMI PLC	23,749	349,541
Kawasaki Heavy Industries Ltd.	278,000	1,126,513
Komatsu Ltd.	49,700	824,524
Metso Oyj	103,785	2,553,169
Minebea Co., Ltd.	250,000	2,788,481
SMC Corp.	1,000	259,706
Turk Traktor ve Ziraat Makineleri A/S	107,712	2,567,390
		17,045,123

	Shares	Value
Marine – 0.2%
Seaspan Corp.	52,000	$847,600
Media – 0.9%
Multiplus S.A.	280,500	2,506,048
ProSiebenSat.1 Media SE	22,264	1,209,775
		3,715,823
Metals & Mining – 4.7%
Boliden AB	190,553	3,671,494
Eregli Demir ve Celik Fabrikalari TAS	2,523,752	3,588,519
Fortescue Metals Group Ltd.	1,228,216	1,831,406
Kobe Steel Ltd.	95,000	121,235
Kumba Iron Ore Ltd.	472,175	2,049,210
MMC Norilsk Nickel PJSC (ADR)	9,090	135,441
MMC Norilsk Nickel PJSC (ADR)	185,970	2,761,655
Rio Tinto PLC	57,035	2,077,481
Severstal PAO (GDR)	321,912	3,785,685
		20,022,126
Multi-Utilities – 0.9%
RWE AG	105,094	1,469,145
RWE AG (Non-Voting) (Preference)	229,832	2,537,570
		4,006,715
Oil, Gas & Consumable Fuels – 8.4%
ARC Resources Ltd.	84,536	1,245,732
BP PLC	221,595	1,322,382
Cenovus Energy, Inc.	51,612	768,450
Crescent Point Energy Corp.	56,100	764,094
Ecopetrol S.A.	1,929,466	900,840
Eni SpA	307,615	5,049,531
Gazprom PAO (ADR)	58,296	245,426
Lukoil PJSC (ADR)*	3,613	131,152
Repsol S.A.	71,808	910,228
Royal Dutch Shell PLC, Class A	237,116	6,188,813
Royal Dutch Shell PLC, Class B	265,166	6,961,880
Showa Shell Sekiyu KK	355,396	3,151,222
Surgutneftegas OAO (Preference) (ADR)	578,739	3,909,382
TOTAL S.A.	8,364	407,869

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	213

FlexShares®  International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Vermilion Energy, Inc.	25,619	$900,929
Woodside Petroleum Ltd.	154,649	3,266,999
		36,124,929
Paper & Forest Products – 0.6%
Mondi PLC	6,724	156,183
UPM-Kymmene Oyj	136,510	2,571,068
		2,727,251
Personal Products – 1.7%
Kao Corp.	18,700	966,806
Unilever N.V. (CVA)	139,876	6,353,617
		7,320,423
Pharmaceuticals – 6.7%
Bayer AG (Registered)	5,049	676,815
GlaxoSmithKline PLC	587,049	12,738,270
Novartis AG (Registered)	36,091	3,289,654
Novo Nordisk A/S, Class B	8,602	459,074
Orion Oyj, Class A	78,727	2,812,473
Orion Oyj, Class B	81,807	2,938,771
Roche Holding AG	19,074	5,191,534
Sanofi S.A.	8,228	834,830
		28,941,421
Professional Services – 0.5%
Adecco S.A. (Registered)*	26,180	1,954,703
Real Estate Investment Trusts (REITs) – 2.3%
Gecina S.A.	5,984	769,430
Growthpoint Properties Ltd.	449,561	826,078
H&R Real Estate Investment Trust	52,327	839,088
Hui Xian Real Estate Investment Trust	1,719,000	897,934
Japan Retail Fund Investment Corp.	114	221,623
Klepierre	4,675	222,966
RioCan Real Estate Investment Trust	15,078	293,873
Smart Real Estate Investment Trust	35,948	853,399
Unibail-Rodamco SE	14,399	4,041,678

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Westfield Corp.	128,459	$939,403
		9,905,472
Real Estate Management & Development – 3.1%
Daito Trust Construction Co., Ltd.	30,800	3,353,735
Evergrande Real Estate Group Ltd.	5,423,000	4,170,408
KWG Property Holding Ltd.	3,833,500	2,779,870
Land & Houses PCL (NVDR)	13,426,680	3,227,613
		13,531,626
Semiconductors & Semiconductor Equipment – 1.3%
Novatek Microelectronics Corp.	935,000	3,196,975
Radiant Opto-Electronics Corp.	319,800	994,957
STMicroelectronics N.V.	129,404	900,132
Taiwan Semiconductor Manufacturing Co., Ltd.	96,554	405,983
		5,498,047
Software – 1.2%
Oracle Financial Services Software Ltd.	51,799	3,075,796
The Sage Group PLC	246,369	2,073,683
		5,149,479
Specialty Retail – 0.7%
Hennes & Mauritz AB, Class B	39,083	1,529,544
Sanrio Co., Ltd.	18,700	499,751
Truworths International Ltd.	23,749	161,261
USS Co., Ltd.	51,300	914,409
		3,104,965
Technology Hardware, Storage & Peripherals – 1.1%
Asustek Computer, Inc.	116,000	1,039,814
Compal Electronics, Inc.	3,179,000	1,987,885
Inventec Corp.	1,309,000	754,025
Samsung Electronics Co., Ltd.	374	450,092
Seiko Epson Corp.	18,700	287,764
		4,519,580
Textiles, Apparel & Luxury Goods – 0.9%
HUGO BOSS AG	7,667	792,646
Li & Fung Ltd.	912,000	741,358
Pandora A/S	13,090	1,517,201

See Accompanying Notes to the Financial Statements.

214	FLEXSHARES ANNUAL REPORT

FlexShares®  International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Ruentex Industries Ltd.	561,000	$1,036,857
		4,088,062
Tobacco – 4.3%
British American Tobacco PLC	224,920	13,406,608
Imperial Tobacco Group PLC	57,565	3,110,729
Japan Tobacco, Inc.	56,100	1,957,631
		18,474,968
Transportation Infrastructure – 0.8%
Hopewell Highway Infrastructure Ltd.	556,500	256,346
Jiangsu Expressway Co., Ltd., Class H	2,436,000	3,306,631
		3,562,977
Water Utilities – 0.1%
United Utilities Group PLC	28,424	433,932
Wireless Telecommunication Services – 2.2%
Advanced Info Service PCL (NVDR)	37,463	245,417
Intouch Holdings PCL (NVDR)	392,702	828,078
Mobile TeleSystems PJSC (ADR)	335,902	2,361,391
StarHub Ltd.	336,600	865,234
Tele2 AB, Class B	84,711	853,001
Turkcell Iletisim Hizmetleri A/S	240,108	956,606
Vodacom Group Ltd.	299,583	3,250,212
Vodafone Group PLC	46,512	153,902
		9,513,841
Total Common Stocks (Cost $452,710,850)		425,522,096

	No. of Rights	Value
RIGHTS – 0.0%†
Banco Santander S.A., expiring 11/03/15*	295,834	$16,340
Mediolanum SpA, expiring 11/26/15* ^	227,205	15
Total Rights (Cost $16,442)		16,355
Total Investment Securities (Cost $452,727,292) – 98.8%		425,538,451
Other assets less liabilities – 1.2%		5,051,420
Net Assets – 100.0%		$430,589,871

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2015, the value of these securities amounted to $15 or 0.00% of net assets.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CVA – Dutch Certificate

EUR – Euro

GBP – British Pound

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

RUB – Russian Ruble

SEK – Swedish Krona

TWD – Taiwan Dollar

USD – US Dollar

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,377,054
Aggregate gross unrealized depreciation	(48,430,629)
Net unrealized depreciation	$(28,053,575)
Federal income tax cost of investments	$453,592,026

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	215

FlexShares®  International Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of October 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contracts	3	12/18/15	$263,565	$9,442
EURO STOXX 50® Index Futures Contracts	31	12/18/15	1,165,328	81,387
FTSE 100® Index Futures Contracts	11	12/18/15	1,073,667	31,217
Hang Seng Index Futures Contracts	3	11/27/15	439,040	(12,341)
MSCI Emerging Markets Mini Index Futures Contracts	2	12/18/15	84,370	4,994
MSCI Taiwan Index Futures Contracts	16	11/27/15	505,600	(10,349)
Nikkei 225 Index Futures Contracts	3	12/10/15	237,042	14,204
S&P Toronto Stock Exchange 60® Index Futures Contracts	5	12/17/15	605,648	4,359
SGX S&P CNX Nifty Index Futures Contracts	12	11/26/15	193,848	(7,363)
SPI 200® Index Futures Contracts	5	12/17/15	466,953	11,171
				$126,721

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of October 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	349,330	JPMorgan Chase Bank	USD	245,000	12/16/15	$3,676
AUD	382,518	JPMorgan Chase Bank	USD	275,000	12/16/15	(2,699)
CAD	656,161	JPMorgan Chase Bank	USD	500,000	12/16/15	1,392
CAD	664,790	Morgan Stanley	USD	500,000	12/16/15	7,985
CHF	253,933	Morgan Stanley	USD	265,000	12/16/15	(7,014)
EUR	1,036,546	Societe Generale	USD	1,180,000	12/16/15	(34,174)
GBP	835,030	Morgan Stanley	USD	1,300,000	12/16/15	(10,631)
HKD	5,618,720	Bank of New York	USD	725,000	12/16/15	89
JPY	7,312,830	Citibank N.A.	USD	61,022	12/16/15	(380)
JPY	98,677,161	Morgan Stanley	USD	825,000	12/16/15	(6,714)
RUB	23,348,430	Morgan Stanley	USD	350,000	12/16/15	10,594
RUB	194,250,141	Societe Generale	USD	2,775,835	12/16/15	224,170
SEK	2,456,248	Bank of Montreal	USD	300,000	12/16/15	(10,417)
USD	414,603	Bank of Montreal	AUD	583,313	12/16/15	(638)
USD	600,000	Societe Generale	AUD	843,581	12/16/15	(517)
USD	350,000	JPMorgan Chase Bank	BRL	1,434,657	12/16/15	(17,960)
USD	700,000	Morgan Stanley	CAD	927,509	12/16/15	(8,737)
USD	391,618	Morgan Stanley	CAD	519,369	12/16/15	(5,247)
USD	200,000	Bank of New York	CHF	194,165	12/16/15	2,736
USD	264,285	Bank of New York	CHF	255,592	12/16/15	4,613
USD	1,000,000	Citibank N.A.	EUR	891,020	12/16/15	15,042
USD	510,475	Morgan Stanley	EUR	450,835	12/16/15	12,111
USD	693,938	Citibank N.A.	GBP	450,852	12/16/15	(2,223)
USD	675,000	Bank of New York	GBP	435,521	12/16/15	2,513
USD	605,252	Morgan Stanley	HKD	4,691,087	12/16/15	(127)
USD	275,000	Bank of New York	HKD	2,131,276	12/16/15	(39)
USD	31,499	Morgan Stanley	INR	2,126,993	12/16/15	(794)

See Accompanying Notes to the Financial Statements.

216	FLEXSHARES ANNUAL REPORT

FlexShares®  International Quality Dividend Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	225,000	JPMorgan Chase Bank	INR	15,001,425	12/16/15	$(2,766)
USD	650,000	Bank of New York	JPY	78,236,470	12/16/15	1,220
USD	53,278	Morgan Stanley	SEK	439,088	12/16/15	1,511
USD	200,000	Morgan Stanley	SEK	1,679,283	12/16/15	2,018
USD	450,000	Morgan Stanley	TWD	14,703,570	12/16/15	(2,965)
						$175,628

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2015:

Australia	7.7%
Belgium	0.8
Brazil	1.2
Canada	4.3
China	4.9
Colombia	0.4
Czech Republic	0.3
Denmark	1.3
Finland	3.4
France	3.9
Germany	4.8
Greece	0.8
Hong Kong	1.4
India	0.7
Indonesia	0.1
Israel	1.5
Italy	2.3
Japan	13.5
Morocco	0.1
Netherlands	2.8
Norway	2.0
Peru	0.2
Poland	0.7
Portugal	0.2
Russia	3.1
Singapore	0.2
South Africa	2.8
South Korea	0.1
Spain	2.6
Sweden	4.8
Switzerland	4.5
Taiwan	3.2
Thailand	1.0
Turkey	2.5
United Kingdom	14.7
Other[1]	1.2
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	217

Schedule of Investments

FlexShares®  International Quality Dividend Defensive Index Fund

October 31, 2015

	Shares	Value
COMMON STOCKS – 97.9%
Air Freight & Logistics – 1.1%
bpost S.A.	25,155	$632,721
Deutsche Post AG (Registered)	10,842	324,207
		956,928
Airlines – 0.8%
Japan Airlines Co., Ltd.	19,500	740,087
Auto Components – 0.3%
Fuyao Glass Industry Group Co., Ltd., Class H* (a)	93,600	200,241
Nokian Renkaat Oyj	1,950	73,949
		274,190
Automobiles – 1.9%
Bayerische Motoren Werke AG (Preference)	2,301	187,102
Daihatsu Motor Co., Ltd.	11,700	144,462
Fuji Heavy Industries Ltd.	19,500	764,003
Toyota Motor Corp.	9,400	581,799
		1,677,366
Banks – 12.9%
Aozora Bank Ltd.	195,000	715,848
Australia & New Zealand Banking Group Ltd.	28,197	547,388
Banco Santander S.A.	168,441	948,949
Banque Cantonale Vaudoise (Registered)*	351	216,849
Canadian Imperial Bank of Commerce	5,655	433,434
China Everbright Bank Co., Ltd., Class H	156,000	76,691
Commercial International Bank Egypt SAE	49,725	326,957
Commonwealth Bank of Australia	41,217	2,256,343
HSBC Holdings PLC	48,711	381,864
Industrial & Commercial Bank of China Ltd., Class H	234,000	149,456
Intercorp Financial Services, Inc.	27,027	675,675
Komercni banka A/S	312	64,874
National Bank of Canada	7,059	233,672

	Shares	Value
Banks – (continued)
Royal Bank of Canada	35,919	$2,052,710
Skandinaviska Enskilda Banken AB, Class C	54,405	591,724
Standard Chartered PLC	10,062	112,104
Swedbank AB, Class A	13,923	321,554
The Toronto-Dominion Bank	1,521	62,405
Westpac Banking Corp.*	2,108	45,795
Westpac Banking Corp.	48,477	1,085,306
		11,299,598
Beverages – 0.0%†
Anheuser-Busch InBev S.A./N.V.	351	42,146
Capital Markets – 4.2%
Banca Generali SpA	19,968	618,497
Brait SE*	65,325	751,443
Coronation Fund Managers Ltd.	99,294	524,998
Guoco Group Ltd.	61,000	700,507
IGM Financial, Inc.	6,981	201,691
Macquarie Korea Infrastructure Fund	28,392	199,233
Partners Group Holding AG	2,028	736,519
		3,732,888
Chemicals – 1.1%
BASF SE	390	32,109
The Israel Corp. Ltd.	2,184	563,706
Nippon Paint Holdings Co., Ltd.	7,800	166,568
Synthos S.A.	152,451	146,034
Yara International ASA	1,755	79,995
		988,412
Commercial Services & Supplies – 1.6%
Edenred	27,105	500,772
KEPCO Plant Service & Engineering Co., Ltd.	2,067	188,560
Societe BIC S.A.	4,212	674,887
		1,364,219
Communications Equipment – 0.6%
Telefonaktiebolaget LM Ericsson, Class A	54,639	500,962

See Accompanying Notes to the Financial Statements.

218	FLEXSHARES ANNUAL REPORT

FlexShares®  International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – 0.2%
Vinci S.A.	2,535	$171,882
Consumer Finance – 0.5%
Provident Financial PLC	8,541	457,718
Containers & Packaging – 0.2%
Amcor Ltd.	15,990	155,720
Diversified Financial Services – 0.8%
Investor AB, Class A	20,007	731,152
Diversified Telecommunication Services – 4.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	369,408	795,657
O2 Czech Republic A/S	103,671	976,367
Proximus SADP	4,602	160,210
Spark New Zealand Ltd.	104,676	237,968
TDC A/S	28,392	149,505
Telstra Corp. Ltd.	14,703	56,645
Turk Telekomunikasyon A/S	152,412	329,259
Vivendi S.A.	32,838	794,956
		3,500,567
Electric Utilities – 0.9%
EDP–Energias de Portugal S.A.	50,700	188,627
Fortum Oyj	41,379	623,932
		812,559
Electronic Equipment, Instruments & Components – 1.8%
Innolux Corp.	1,989,000	670,893
Largan Precision Co., Ltd.	10,000	780,877
Synnex Technology International Corp.	117,000	123,799
		1,575,569
Food & Staples Retailing – 1.1%
Lawson, Inc.	3,900	290,541
Wm Morrison Supermarkets PLC	270,504	703,936
		994,477
Food Products – 1.4%
Nestle S.A. (Registered)	13,182	1,010,966
Tate & Lyle PLC	23,361	215,570
		1,226,536

	Shares	Value
Gas Utilities – 1.1%
Empresa de Energia de Bogota S.A. ESP	374,868	$242,436
Enagas S.A.	4,602	140,078
Snam SpA	114,231	594,333
		976,847
Health Care Technology – 0.3%
M3, Inc.	11,700	228,522
Hotels, Restaurants & Leisure – 2.9%
OPAP S.A.	74,919	666,212
Oriental Land Co., Ltd.	11,700	715,719
Sands China Ltd.	171,600	623,288
SJM Holdings Ltd.	663,000	553,491
		2,558,710
Household Durables – 0.8%
Berkeley Group Holdings PLC	13,650	699,470
Independent Power and Renewable Electricity Producers – 0.7%
Cia Energetica de Sao Paulo (Preference), Class B	140,400	591,750
Industrial Conglomerates – 1.1%
HAP Seng Consolidated Bhd	549,900	774,417
Siemens AG (Registered)	1,911	193,155
		967,572
Insurance – 6.7%
Admiral Group PLC	31,590	786,944
Allianz SE (Registered)	390	68,650
Amlin PLC	9,087	92,484
Delta Lloyd N.V.	53,001	420,371
Euler Hermes Group	1,716	161,598
Gjensidige Forsikring ASA	45,747	698,494
Great-West Lifeco, Inc.	7,293	193,202
Insurance Australia Group Ltd.	158,145	632,968
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,067	414,421
Power Financial Corp.	9,867	243,969
Sampo Oyj, Class A	15,522	762,671
SCOR SE	4,953	185,314
Sompo Japan Nipponkoa Holdings, Inc.	7,800	247,428

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	219

FlexShares®  International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Zurich Insurance Group AG*	3,549	$940,760
		5,849,274
Internet Software & Services – 0.9%
Kakaku.com, Inc.	39,000	734,916
Tencent Holdings Ltd.	3,900	73,772
		808,688
Machinery – 3.6%
FANUC Corp.	5,100	910,963
Hino Motors Ltd.	50,700	584,830
Kone Oyj, Class B	15,756	676,353
Minebea Co., Ltd.	39,000	435,003
SKF AB, Class A	2,925	51,845
Turk Traktor ve Ziraat Makineleri A/S	22,581	538,234
		3,197,228
Media – 2.5%
Multiplus S.A.	7,800	69,687
ProSiebenSat.1 Media SE	5,577	303,042
RELX N.V.	47,464	815,304
Shaw Communications, Inc., Class B	12,324	255,739
Sky PLC	46,566	788,205
		2,231,977
Metals & Mining – 4.6%
Eregli Demir ve Celik Fabrikalari TAS	468,312	665,892
Fortescue Metals Group Ltd.	456,573	680,801
Kumba Iron Ore Ltd.	92,976	403,510
MMC Norilsk Nickel PJSC (ADR)	41,538	616,839
Polymetal International PLC	96,213	853,657
Severstal PAO (GDR)	67,938	798,951
		4,019,650
Multiline Retail – 0.1%
Marks & Spencer Group PLC	9,243	73,230
Multi-Utilities – 1.4%
Engie S.A.	19,266	339,557
RWE AG	24,102	336,930

	Shares	Value
Multi-Utilities – (continued)
RWE AG (Non-Voting) (Preference)	51,441	$567,959
		1,244,446
Oil, Gas & Consumable Fuels – 7.4%
ARC Resources Ltd.	46,747	688,869
BP PLC	35,919	214,349
Crescent Point Energy Corp.	13,884	189,103
Ecopetrol S.A.	358,410	167,336
Eni SpA	59,592	978,209
Royal Dutch Shell PLC, Class A	44,070	1,150,243
Royal Dutch Shell PLC, Class B	55,497	1,457,063
Showa Shell Sekiyu KK	11,700	103,741
Surgutneftegas OAO (Preference) (ADR)	121,997	824,090
Tatneft PAO (ADR)	3,939	121,912
TOTAL S.A.	1,190	58,030
Vermilion Energy, Inc.	3,588	126,177
Woodside Petroleum Ltd.	22,152	467,967
		6,547,089
Personal Products – 1.5%
Unilever N.V. (CVA)	28,236	1,282,570
Pharmaceuticals – 7.9%
Astellas Pharma, Inc.	35,100	513,375
Bayer AG (Registered)	1,131	151,610
Eisai Co., Ltd.	3,900	245,877
GlaxoSmithKline PLC	117,975	2,559,918
Novartis AG (Registered)	6,903	629,201
Novo Nordisk A/S, Class B	1,833	97,824
Orion Oyj, Class A	6,006	214,560
Orion Oyj, Class B	17,589	631,853
Roche Holding AG	3,432	934,117
Sanofi S.A.	1,482	150,367
Shionogi & Co., Ltd.	19,500	806,501
		6,935,203
Professional Services – 0.1%
Bureau Veritas S.A.	3,471	78,870
Real Estate Investment Trusts (REITs) – 1.6%
Gecina S.A.	1,404	180,528
The GPT Group	71,994	245,007

See Accompanying Notes to the Financial Statements.

220	FLEXSHARES ANNUAL REPORT

FlexShares®  International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Growthpoint Properties Ltd.	117,622	$216,133
H&R Real Estate Investment Trust	13,884	222,636
Hui Xian Real Estate Investment Trust	312,000	162,976
Link REIT	19,500	116,873
RioCan Real Estate Investment Trust	11,396	222,110
		1,366,263
Real Estate Management & Development – 2.7%
Country Garden Holdings Co., Ltd.	468,000	178,744
Daito Trust Construction Co., Ltd.	5,700	620,659
Evergrande Real Estate Group Ltd.	1,092,000	839,772
KWG Property Holding Ltd.	1,053,000	763,585
		2,402,760
Semiconductors & Semiconductor Equipment – 1.1%
Novatek Microelectronics Corp.	195,000	666,749
Radiant Opto-Electronics Corp.	78,000	242,673
STMicroelectronics N.V.	5,850	40,692
		950,114
Specialty Retail – 2.0%
Fast Retailing Co., Ltd.	1,200	441,317
Hennes & Mauritz AB, Class B	22,152	866,936
Sanrio Co., Ltd.	15,600	416,905
		1,725,158
Technology Hardware, Storage & Peripherals – 2.7%
Asustek Computer, Inc.	39,000	349,593
Canon, Inc.	11,700	352,915
Compal Electronics, Inc.	1,248,000	780,396
Inventec Corp.	312,000	179,722
Lite-On Technology Corp.	117,410	122,244
Pegatron Corp.	195,000	479,338
Samsung Electronics Co., Ltd.	78	93,869
		2,358,077
Textiles, Apparel & Luxury Goods – 1.0%
HUGO BOSS AG	6,045	624,957
Ruentex Industries Ltd.	117,000	216,243
		841,200

	Shares	Value
Tobacco – 4.3%
British American Tobacco PLC	38,610	$2,301,392
Imperial Tobacco Group PLC	9,867	533,199
Japan Tobacco, Inc.	27,300	952,644
		3,787,235
Transportation Infrastructure – 0.6%
Jiangsu Expressway Co., Ltd., Class H	156,000	211,755
SIA Engineering Co., Ltd.	120,900	344,442
		556,197
Wireless Telecommunication Services – 2.9%
Advanced Info Service PCL (NVDR)	27,317	178,952
DiGi.Com Bhd	175,500	214,881
Freenet AG	8,073	273,599
Mobile TeleSystems PJSC (ADR)	72,534	509,914
Tele2 AB, Class B	11,973	120,563
Turkcell Iletisim Hizmetleri A/S	55,068	219,394
Vodafone Group PLC	325,611	1,077,407
		2,594,710
Total Common Stocks (Cost $92,231,960)		86,075,786
	No. of Rights
RIGHTS – 0.0%†
Banco Santander S.A., expiring 11/03/15*	168,441	9,304
Total Rights (Cost $9,362)		9,304
Total Investment Securities (Cost $92,241,322) – 97.9%		86,085,090
Other assets less liabilities – 2.1%		1,807,888
Net Assets – 100.0%		$87,892,978

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	221

FlexShares®  International Quality Dividend Defensive Index Fund (cont.)

*	Non-income producing security.

†	Amount represents less than 0.05%.

(a)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CVA – Dutch Certificate

DKK – Danish Krone

EUR – Euro

GBP – British Pound

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – Taiwan Dollar

USD – US Dollar

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,995,619
Aggregate gross unrealized depreciation	(10,364,432)
Net unrealized depreciation	$(6,368,813)
Federal income tax cost of investments	$92,453,903

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of October 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contracts	5	12/18/15	$439,275	$15,808
MSCI Emerging Markets Mini Index Futures Contracts	3	12/18/15	126,555	7,418
SGX S&P CNX Nifty Index Futures Contracts	78	11/26/15	1,260,012	(51,511)
				$(28,285)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of October 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
DKK	1,609	Societe Generale	USD	244	12/16/15	$(5)
EUR	160,869	Morgan Stanley	USD	182,150	12/16/15	(4,322)
INR	85,142,537	Morgan Stanley	USD	1,260,904	12/16/15	31,810
JPY	12,310,270	Citibank N.A.	USD	102,723	12/16/15	(639)
RUB	31,300,296	Societe Generale	USD	447,281	12/16/15	36,121
USD	25,128	Bank of Montreal	AUD	35,353	12/16/15	(39)
USD	180,177	Goldman Sachs	BRL	722,250	12/16/15	(5,066)
USD	142,474	Morgan Stanley	CAD	188,952	12/16/15	(1,909)
USD	133,289	Bank of New York	CHF	128,905	12/16/15	2,327
USD	126,364	Citibank N.A.	GBP	82,099	12/16/15	(405)
USD	240,589	Morgan Stanley	HKD	1,864,715	12/16/15	(50)

See Accompanying Notes to the Financial Statements.

222	FLEXSHARES ANNUAL REPORT

FlexShares®  International Quality Dividend Defensive Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	89,754	Citibank N.A.	ILS	348,267	12/16/15	$(445)
USD	54,059	Bank of New York	NOK	444,338	12/16/15	1,585
USD	4,365	Morgan Stanley	NZD	6,964	12/16/15	(331)
USD	105,077	Morgan Stanley	SEK	865,992	12/16/15	2,980
USD	2,123	Morgan Stanley	SGD	3,000	12/16/15	(15)
USD	157,776	The Toronto-Dominion Bank	TWD	5,131,335	12/16/15	(303)
						$61,294

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2015:

Australia	7.0%
Belgium	0.9
Brazil	0.7
Canada	5.8
China	3.0
Colombia	0.5
Czech Republic	1.2
Denmark	0.3
Egypt	0.4
Finland	3.4
France	3.8
Germany	4.0
Greece	0.8
Hong Kong	2.3
Israel	1.5
Italy	2.5
Japan	13.3
Malaysia	1.1
Netherlands	2.9
New Zealand	0.3
Norway	0.9
Peru	0.8
Poland	0.2
Portugal	0.2
Russia	3.3
Singapore	0.4
South Africa	2.2
South Korea	0.5
Spain	1.2
Sweden	3.6
Switzerland	5.1
Taiwan	5.2
Thailand	0.2
Turkey	2.0
United Kingdom	16.4
Other[1]	2.1
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	223

Schedule of Investments

FlexShares®  International Quality Dividend Dynamic Index Fund

October 31, 2015

	Shares	Value
COMMON STOCKS – 98.6%
Auto Components – 4.2%
Aisin Seiki Co., Ltd.	1,500	$60,100
Cie Generale des Etablissements Michelin	1,080	108,088
Continental AG	1,425	344,261
Faurecia	1,860	74,029
GKN PLC	18,960	84,097
Nokian Renkaat Oyj	9,540	361,782
Plastic Omnium S.A.	2,652	77,076
Sumitomo Rubber Industries Ltd.	6,000	90,093
Valeo S.A.	1,935	300,746
		1,500,272
Automobiles – 2.0%
Daihatsu Motor Co., Ltd.	6,000	74,083
Fuji Heavy Industries Ltd.	7,500	293,847
Tofas Turk Otomobil Fabrikasi A/S	12,015	79,437
Toyota Motor Corp.	3,000	185,681
Yamaha Motor Co., Ltd.	3,000	68,167
		701,215
Banks – 10.8%
Agricultural Bank of China Ltd., Class H	135,000	55,393
Australia & New Zealand Banking Group Ltd.	12,975	251,883
Banco Bilbao Vizcaya Argentaria S.A.	13,920	120,554
Banco Santander S.A.	72,285	407,233
Bank Handlowy w Warszawie S.A.	2,295	46,881
Bank of China Ltd., Class H	690,000	326,744
Canadian Imperial Bank of Commerce	480	36,790
China Construction Bank Corp., Class H	705,000	512,142
Commonwealth Bank of Australia	17,145	938,569
HSBC Holdings PLC	20,288	159,045
Royal Bank of Canada	705	40,290
Skandinaviska Enskilda Banken AB, Class A	19,395	205,349
Societe Generale S.A.	3,471	162,227

	Shares	Value
Banks – (continued)
Sumitomo Mitsui Trust Holdings, Inc.	15,000	$58,135
Swedbank AB, Class A	4,665	107,739
The Toronto-Dominion Bank	810	33,233
Westpac Banking Corp.*	913	19,835
Westpac Banking Corp.	17,490	391,567
		3,873,609
Beverages – 0.2%
Anheuser-Busch InBev S.A./N.V.	30	3,602
Coca-Cola Amatil Ltd.	10,485	68,148
		71,750
Building Products – 0.3%
Cie de Saint-Gobain	2,580	108,813
Capital Markets – 5.1%
Aberdeen Asset Management PLC	15,705	84,091
Ashmore Group PLC	18,051	75,271
Brait SE*	25,365	291,778
CI Financial Corp.	2,250	53,655
Daiwa Securities Group, Inc.	45,000	310,292
Henderson Group PLC	65,670	291,179
IGM Financial, Inc.	9,645	278,657
Macquarie Group Ltd.	1,830	111,891
Nomura Holdings, Inc.	39,000	247,428
Schroders PLC (Non-Voting)	2,220	77,623
		1,821,865
Chemicals – 3.2%
BASF SE	5,100	419,881
Kuraray Co., Ltd.	16,500	205,096
Methanex Corp.	5,265	209,940
Sumitomo Chemical Co., Ltd.	15,000	86,886
Synthos S.A.	230,085	220,400
		1,142,203
Communications Equipment – 1.2%
Nokia Oyj	42,840	320,378
Telefonaktiebolaget LM Ericsson, Class B	11,010	108,078
		428,456

See Accompanying Notes to the Financial Statements.

224	FLEXSHARES ANNUAL REPORT

FlexShares®  International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – 1.9%
ACS Actividades de Construccion y Servicios S.A.	2,550	$87,168
CIMIC Group Ltd.	16,515	326,614
HOCHTIEF AG	900	84,148
Vinci S.A.	2,535	171,882
		669,812
Construction Materials – 0.6%
Siam City Cement PCL (NVDR)	24,000	228,073
Distributors – 0.9%
Imperial Holdings Ltd.	5,265	68,740
Inchcape PLC	21,030	259,667
		328,407
Diversified Financial Services – 1.4%
Groupe Bruxelles Lambert S.A.	1,665	135,938
Industrivarden AB, Class A	3,780	74,390
Japan Exchange Group, Inc.	18,000	292,952
		503,280
Diversified Telecommunication Services – 2.3%
Elisa Oyj	3,060	115,874
Proximus SADP	1,920	66,841
Telefonica S.A.	21,990	292,224
TeliaSonera AB	16,695	85,983
Turk Telekomunikasyon A/S	125,940	272,071
		832,993
Electric Utilities – 1.4%
CEZ A/S	12,150	244,212
EDP–Energias de Portugal S.A.	23,805	88,566
Energa S.A.	41,100	176,044
		508,822
Electrical Equipment – 1.8%
Mitsubishi Electric Corp.	30,000	315,724
Vestas Wind Systems A/S	5,325	311,792
		627,516
Electronic Equipment, Instruments & Components – 1.2%
Hexagon AB, Class B	1,084	37,891
Omron Corp.	7,500	250,777
Spectris PLC	2,100	54,065

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
WPG Holdings Ltd.	90,000	$94,259
		436,992
Food & Staples Retailing – 3.9%
Casino Guichard Perrachon S.A.	990	57,239
Distribuidora Internacional de Alimentacion S.A.*	45,495	290,882
Koninklijke Ahold N.V.	15,435	315,771
METRO AG	9,180	284,243
Seven & i Holdings Co., Ltd.	4,500	205,507
Wesfarmers Ltd.	3,870	108,813
Wm Morrison Supermarkets PLC	50,055	130,259
		1,392,714
Food Products – 0.9%
Nestle S.A. (Registered)	4,200	322,110
Gas Utilities – 1.1%
Empresa de Energia de Bogota S.A. ESP	453,300	293,159
Gas Natural SDG S.A.	3,990	86,873
		380,032
Health Care Equipment & Supplies – 0.9%
Hoya Corp.	7,500	312,554
Health Care Providers & Services – 1.1%
Medipal Holdings Corp.	6,000	105,606
Mitra Keluarga Karyasehat Tbk PT	1,485,000	303,238
		408,844
Hotels, Restaurants & Leisure – 0.4%
InterContinental Hotels Group PLC	1,350	54,229
OPAP S.A.	10,920	97,106
		151,335
Household Durables – 1.3%
Berkeley Group Holdings PLC	2,085	106,842
Sekisui Chemical Co., Ltd.	30,000	356,992
		463,834
Independent Power and Renewable Electricity Producers – 0.8%
AES Tiete S.A.	25,500	89,630

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	225

FlexShares®  International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Independent Power and Renewable Electricity Producers – (continued)
AES Tiete S.A. (Preference)	3,000	$10,787
Cia Energetica de Sao Paulo (Preference), Class B	43,500	183,341
		283,758
Industrial Conglomerates – 1.5%
Koninklijke Philips N.V.	5,415	147,089
Siemens AG (Registered)	3,930	397,227
		544,316
Insurance – 8.3%
Ageas	2,295	101,876
Allianz SE (Registered)	4,545	800,038
AXA S.A.	9,600	257,958
Baloise Holding AG (Registered)	105	12,644
CNP Assurances	4,365	62,635
The Dai-ichi Life Insurance Co., Ltd.	16,500	289,186
Delta Lloyd N.V.	22,110	175,363
Manulife Financial Corp.	10,305	170,759
Mapfre S.A.	24,660	73,686
MMI Holdings Ltd.	72,030	130,948
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	810	162,400
Old Mutual PLC	32,505	106,576
Power Financial Corp.	2,535	62,680
St. James’s Place PLC	6,150	91,609
T&D Holdings, Inc.	19,500	258,869
Zurich Insurance Group AG*	810	214,712
		2,971,939
Internet Software & Services – 0.1%
Tencent Holdings Ltd.	1,500	28,374
Machinery – 4.6%
Hino Motors Ltd.	22,500	259,540
Hitachi Construction Machinery Co., Ltd.	10,500	163,754
IMI PLC	9,630	141,736
JTEKT Corp.	4,500	78,384
Komatsu Ltd.	15,000	248,850
Metso Oyj	7,230	177,862
Mitsubishi Heavy Industries Ltd.	15,000	76,333
NGK Insulators Ltd.	15,000	327,657

	Shares	Value
Machinery – (continued)
NSK Ltd.	15,000	$179,242
		1,653,358
Marine – 0.2%
Seaspan Corp.	4,500	73,350
Media – 1.3%
Informa PLC	9,255	81,187
Pearson PLC	6,090	81,027
RELX N.V.	4,515	77,556
Shaw Communications, Inc., Class B	3,255	67,546
WPP PLC	6,675	150,303
		457,619
Metals & Mining – 1.3%
Antofagasta PLC	6,900	56,106
BHP Billiton PLC	5,265	84,606
Kumba Iron Ore Ltd.	12,495	54,227
MMC Norilsk Nickel PJSC (ADR)	15,405	228,764
Teck Resources Ltd., Class B	6,540	38,290
		461,993
Multi-Utilities – 0.7%
Engie S.A.	7,575	133,507
RWE AG (Non-Voting) (Preference)	9,435	104,172
		237,679
Oil, Gas & Consumable Fuels – 8.1%
BP PLC	41,865	249,832
Canadian Natural Resources Ltd.	2,445	56,661
Eni SpA	24,855	407,997
Gazprom PAO (ADR)	23,955	100,851
Inter Pipeline Ltd.	165	3,090
Repsol S.A.	12,210	154,772
Royal Dutch Shell PLC, Class A	8,355	218,069
Royal Dutch Shell PLC, Class B	14,625	383,976
Suncor Energy, Inc.	10,755	319,851
Surgutneftegas OAO (Preference) (ADR)	48,105	324,949
TOTAL S.A.	10,786	525,977
TransCanada Corp.	3,315	111,484
Woodside Petroleum Ltd.	2,130	44,997
		2,902,506

See Accompanying Notes to the Financial Statements.

226	FLEXSHARES ANNUAL REPORT

FlexShares®  International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Paper & Forest Products – 2.1%
Mondi PLC	12,165	$282,566
Stora Enso Oyj, Class R	7,050	65,768
Stora Enso Oyj, Class R	8,925	83,196
UPM-Kymmene Oyj	16,035	302,008
		733,538
Personal Products – 0.7%
Kao Corp.	4,500	232,654
Pharmaceuticals – 6.3%
AstraZeneca PLC	6,330	405,755
Bayer AG (Registered)	360	48,258
GlaxoSmithKline PLC	41,175	893,449
Novartis AG (Registered)	2,781	253,485
Novo Nordisk A/S, Class B	690	36,824
Roche Holding AG	1,170	321,060
Roche Holding AG	840	228,630
Sanofi S.A.	615	62,399
		2,249,860
Professional Services – 1.0%
Adecco S.A. (Registered)*	3,675	274,390
Randstad Holding N.V.	1,335	80,121
		354,511
Real Estate Investment Trusts (REITs) – 1.6%
Gecina S.A.	660	84,863
Growthpoint Properties Ltd.	40,948	75,243
Hui Xian Real Estate Investment Trust	150,000	78,354
Klepierre	1,995	95,148
RioCan Real Estate Investment Trust	3,692	71,958
Unibail-Rodamco SE	525	147,363
		552,929
Real Estate Management & Development – 1.7%
Land & Houses PCL (NVDR)	1,308,000	314,427
NTT Urban Development Corp.	21,000	210,044
Tokyu Fudosan Holdings Corp.	12,000	85,022
		609,493

	Shares	Value
Semiconductors & Semiconductor Equipment – 1.1%
Infineon Technologies AG	9,420	$116,493
Radiant Opto-Electronics Corp.	15,000	46,668
Siliconware Precision Industries Co., Ltd.	75,000	99,458
STMicroelectronics N.V.	10,170	70,742
Taiwan Semiconductor Manufacturing Co., Ltd.	15,000	63,071
		396,432
Technology Hardware, Storage & Peripherals – 1.4%
Brother Industries Ltd.	6,000	77,464
Canon, Inc.	6,000	180,982
Inventec Corp.	120,000	69,124
Samsung Electronics Co., Ltd.	75	90,259
Seiko Epson Corp.	4,500	69,248
		487,077
Textiles, Apparel & Luxury Goods – 0.2%
Ruentex Industries Ltd.	45,000	83,170
Tobacco – 3.1%
British American Tobacco PLC	18,705	1,114,932
Transportation Infrastructure – 0.8%
Abertis Infraestructuras S.A.	17,550	292,932
Wireless Telecommunication Services – 3.6%
Freenet AG	2,520	85,405
Intouch Holdings PCL (NVDR)	42,000	88,564
Mobile TeleSystems PJSC (ADR)	23,610	165,978
SoftBank Group Corp.	1,500	84,487
Total Access Communication PCL (NVDR)	100,500	192,142
Turkcell Iletisim Hizmetleri A/S	18,090	72,072
Vodacom Group Ltd.	16,005	173,640
Vodafone Group PLC	132,345	437,913
		1,300,201
Total Common Stocks (Cost $38,331,173)		35,238,122

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	227

FlexShares®  International Quality Dividend Dynamic Index Fund (cont.)

	No. of Rights	Value
RIGHTS – 0.0%†
Banco Santander S.A., expiring 11/03/15*	72,285	$3,992
Total Rights (Cost $4,018)		3,992
Total Investment Securities (Cost $38,335,191) – 98.6%		35,242,114
Other assets less liabilities – 1.4%		483,721
Net Assets – 100.0%		$35,725,835

*	Non-income producing security.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CZK – Czech Koruna

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SEK – Swedish Krona

TWD – Taiwan Dollar

USD – US Dollar

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,311,001
Aggregate gross unrealized depreciation	(4,489,114)
Net unrealized depreciation	$(3,178,113)
Federal income tax cost of investments	$38,420,227

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open long futures contracts as of October 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contract	1	12/18/15	$87,855	$133
SGX S&P CNX Nifty Index Futures Contracts	20	11/26/15	323,080	(13,208)
				$(13,075)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of October 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	356	Bank of Montreal	USD	253	12/16/15	$– †
CHF	106,876	Morgan Stanley	USD	110,000	12/16/15	(1,418)
EUR	112,272	Morgan Stanley	USD	127,124	12/16/15	(3,016)
GBP	65,934	Societe Generale	USD	100,000	12/16/15	1,809
INR	32,114,865	Morgan Stanley	USD	475,600	12/16/15	11,999
JPY	7,215,074	Goldman Sachs	USD	60,000	12/16/15	(169)
TWD	2,600,000	The Toronto-Dominion Bank	USD	79,943	12/16/15	154
USD	63,736	Morgan Stanley	CAD	84,528	12/16/15	(854)
USD	107,502	Bank of New York	CHF	103,966	12/16/15	1,876
USD	3,848	The Toronto-Dominion Bank	CZK	91,573	12/16/15	109
USD	70,283	Citibank N.A.	GBP	45,663	12/16/15	(224)

See Accompanying Notes to the Financial Statements.

228	FLEXSHARES ANNUAL REPORT

FlexShares®  International Quality Dividend Dynamic Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	75,118	Morgan Stanley	HKD	582,213	12/16/15	$(16)
USD	190,000	Morgan Stanley	INR	12,555,580	12/16/15	(631)
USD	230,847	Citibank N.A.	JPY	27,664,626	12/16/15	1,437
USD	15,397	Morgan Stanley	SEK	126,891	12/16/15	437
						$11,493

†	Amount is less than $0.50.

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2015:

Australia	6.3%
Belgium	0.9
Brazil	0.8
Canada	4.4
China	3.0
Colombia	0.8
Czech Republic	0.7
Denmark	1.0
Finland	4.0
France	7.0
Germany	8.0
Greece	0.3
Indonesia	0.8
Italy	1.1
Japan	17.7
Netherlands	2.2
Poland	1.2
Portugal	0.2
Russia	2.3
South Africa	2.2
South Korea	0.3
Spain	5.1
Sweden	1.7
Switzerland	4.6
Taiwan	1.3
Thailand	2.3
Turkey	1.2
United Kingdom	17.2
Other[1]	1.4
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	229

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

October 31, 2015

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.8%
U.S. Treasury Inflation Index Notes
2.38%, due 01/15/17	$51,000,353	$52,430,740
0.13%, due 04/15/17	116,632,532	116,505,017
2.63%, due 07/15/17	40,271,547	42,215,901
1.63%, due 01/15/18	198,565,119	205,685,644
0.13%, due 04/15/18	548,254,218	548,682,240
1.38%, due 07/15/18	176,008,887	183,117,903
2.13%, due 01/15/19	174,226,710	185,537,578
0.13%, due 04/15/19	540,859,286	540,014,789
1.88%, due 07/15/19	42,417,785	45,294,202
1.38%, due 01/15/20	52,314,788	54,758,878
Total U.S. Treasury Obligations (Cost $1,991,650,158)		1,974,242,892

Total Investment Securities (Cost $1,991,650,158) – 99.8%		1,974,242,892
Other assets less liabilities – 0.2%		4,068,164
NET ASSETS – 100.0%		$1,978,311,056

Percentages shown are based on Net Assets.

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$904,388
Aggregate gross unrealized depreciation	(18,358,044)
Net unrealized depreciation	$(17,453,656)
Federal income tax cost of investments	$1,991,696,548

See Accompanying Notes to the Financial Statements.

230	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

October 31, 2015

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.8%
U.S. Treasury Inflation Index Notes
2.13%, due 01/15/19	$8,803,410	$9,374,931
0.13%, due 04/15/19	27,356,880	27,314,165
1.88%, due 07/15/19	9,113,283	9,731,269
1.38%, due 01/15/20	11,250,931	11,776,562
0.13%, due 04/15/20	50,843,311	50,446,194
1.25%, due 07/15/20	51,894,080	54,354,897
1.13%, due 01/15/21	58,603,708	60,911,323
0.63%, due 07/15/21	55,585,409	56,414,905
0.13%, due 01/15/22	63,652,329	62,125,768
0.13%, due 07/15/22	22,860,183	22,326,240
0.13%, due 01/15/23	22,774,223	22,009,150
0.38%, due 07/15/23	22,588,495	22,246,107
0.63%, due 01/15/24	22,529,379	22,476,546
Total U.S. Treasury Obligations (Cost $436,060,650)		431,508,057

Total Investment Securities (Cost $436,060,650) – 99.8%		431,508,057
Other assets less liabilities – 0.2%		702,222
NET ASSETS – 100.0%		$432,210,279

Percentages shown are based on Net Assets.

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,347
Aggregate gross unrealized depreciation	(5,446,731)
Net unrealized depreciation	$(5,275,384)
Federal income tax cost of investments	$436,783,441

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	231

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

October 31, 2015

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY SECURITIES – 97.3%
Federal Home Loan Mortgage Corp.
4.50%, due 01/01/18	$196,218	$203,049
4.50%, due 08/01/18	171,309	177,311
4.00%, due 06/01/19	43,082	44,944
4.50%, due 07/01/19	71,965	74,551
4.50%, due 02/01/20	395,569	412,759
5.00%, due 07/01/20	89,476	92,835
2.50%, due 04/01/28	50,193	51,585
2.50%, due 11/01/28	35,973	36,972
3.00%, due 06/01/29	155,622	162,270
6.00%, due 04/01/34	135,139	154,656
5.50%, due 07/01/38	13,362	14,887
5.50%, due 12/01/38	40,102	44,698
5.00%, due 02/01/39	44,576	48,810
6.50%, due 04/01/39	96,169	109,989
5.00%, due 05/01/39	243,615	270,267
5.00%, due 08/01/39	19,129	21,140
5.00%, due 09/01/39	27,052	29,626
4.50%, due 10/01/39	49,824	54,035
4.00%, due 02/01/40	26,909	28,660
5.50%, due 06/01/40	117,749	130,679
4.00%, due 01/01/41	184,434	197,192
4.50%, due 03/01/41	92,627	100,735
5.50%, due 04/01/41	63,357	70,420
4.50%, due 08/01/41	266,462	291,478
3.00%, due 03/01/43	52,752	53,365
3.00%, due 06/01/43	278,923	281,996
4.00%, due 06/01/44	36,352	38,653
4.50%, due 09/01/44	252,906	273,785
4.50%, due 12/01/44	187,468	203,014
3.00%, due 07/01/45	148,563	149,875
3.50%, due 11/15/45 TBA	250,000	259,570
6.00%, due 11/15/45 TBA	80,000	90,408
Federal National Mortgage Association
5.00%, due 01/01/18	338,215	351,450
4.50%, due 11/01/18	89,458	92,685
4.00%, due 12/01/18	176,940	184,830
4.00%, due 07/01/19	39,415	41,171
5.00%, due 07/01/19	300,470	313,378
4.00%, due 03/01/20	310,819	324,745
4.50%, due 04/01/20	53,735	55,918

	Principal Amount	Value
5.00%, due 09/01/20	$118,571	$123,211
4.50%, due 11/01/20	382,370	399,588
5.00%, due 11/01/21	147,507	153,561
5.50%, due 04/01/22	257,487	275,626
5.00%, due 12/01/23	59,163	65,160
5.00%, due 07/01/24	263,575	290,291
5.00%, due 02/01/25	159,178	175,312
2.50%, due 06/01/27	44,112	45,276
2.50%, due 08/01/27	74,518	76,485
2.50%, due 12/01/27	201,803	207,129
2.50%, due 12/01/27	67,304	69,082
3.00%, due 03/01/28	76,266	79,591
3.00%, due 06/01/28	94,421	98,712
2.50%, due 06/01/28	62,377	64,024
3.00%, due 07/01/28	73,914	77,207
2.50%, due 08/01/28	133,095	136,771
2.50%, due 09/01/28	108,052	110,900
2.50%, due 09/01/28	118,672	121,799
3.00%, due 11/01/28	70,118	73,245
3.00%, due 09/01/30	149,349	155,678
3.00%, due 11/25/30 TBA	45,000	46,812
6.50%, due 09/01/34	109,058	128,498
6.00%, due 11/01/35	87,505	100,116
5.50%, due 02/01/37	32,289	36,777
6.00%, due 08/01/37	158,731	181,556
5.50%, due 09/01/38	72,953	81,844
5.00%, due 01/01/39	27,992	30,829
5.50%, due 01/01/40	85,873	96,043
5.50%, due 04/01/40	108,629	121,737
4.50%, due 04/01/40	46,952	50,994
3.50%, due 11/01/40	202,888	211,694
3.50%, due 01/01/41	66,009	68,873
4.50%, due 02/01/41	86,357	94,100
4.00%, due 02/01/41	62,182	66,346
3.50%, due 02/01/41	127,894	133,436
4.00%, due 02/01/41	240,578	256,670
5.50%, due 04/01/41	23,267	26,001
4.50%, due 06/01/41	65,387	71,945
5.50%, due 08/01/41	266,931	301,773
4.50%, due 08/01/41	89,922	97,911
5.50%, due 09/01/41	114,210	127,949
3.50%, due 01/01/42	219,912	229,458
4.00%, due 01/01/42	138,015	147,260
4.50%, due 01/01/42	97,543	106,033
4.50%, due 01/01/42	212,562	231,026

See Accompanying Notes to the Financial Statements.

232	FLEXSHARES ANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY SECURITIES – (continued)
2.50%, due 11/01/42	$135,797	$132,721
2.50%, due 03/01/43	141,263	138,062
3.00%, due 05/01/43	187,903	190,499
3.00%, due 05/01/43	173,405	175,811
3.00%, due 05/01/43	20,999	21,300
3.00%, due 05/01/43	20,949	21,239
3.00%, due 06/01/43	168,550	170,864
3.50%, due 07/01/43	98,433	102,670
4.00%, due 08/01/43	69,936	74,520
4.00%, due 09/01/43	176,637	190,052
4.50%, due 09/01/43	175,572	190,671
3.00%, due 11/01/43	81,853	82,965
5.00%, due 03/01/44	167,232	188,453
5.00%, due 06/01/44	98,646	108,743
4.50%, due 10/01/44	426,804	465,298
4.00%, due 02/01/45	187,162	199,430
3.00%, due 02/01/45	191,768	194,013
4.00%, due 02/01/45	112,399	119,768
3.00%, due 03/01/45	123,184	124,626
3.00%, due 04/01/45	175,656	177,713
4.00%, due 04/01/45	95,738	103,048
6.00%, due 11/25/45 TBA	290,000	328,652
6.50%, due 11/25/45 TBA	140,000	160,300
3.00%, due 11/25/45 TBA	200,000	202,116
Government National Mortgage Association
2.50%, due 12/20/28	121,798	125,028
6.00%, due 03/15/33	447,715	520,090
5.50%, due 06/15/33	500,791	572,682
5.50%, due 06/15/33	183,574	209,080
6.00%, due 12/15/33	291,546	335,903
6.00%, due 03/15/39	39,908	45,045
5.00%, due 04/15/39	76,412	84,614
5.00%, due 05/15/39	219,107	243,112
5.00%, due 09/15/39	89,231	99,681
5.50%, due 09/15/39	57,842	64,830
4.00%, due 09/20/39	78,091	83,769
5.00%, due 11/15/39	5,236	5,797
5.50%, due 12/15/39	164,415	184,295
4.00%, due 08/15/40	52,256	55,876
4.00%, due 10/15/40	45,734	48,781
5.50%, due 01/20/41	83,177	93,864
4.00%, due 03/15/41	10,621	11,325
5.50%, due 09/20/41	311,102	350,224
3.50%, due 01/15/42	57,504	60,274

	Principal Amount	Value
5.50%, due 02/20/42	$76,806	$84,961
3.50%, due 08/20/42	98,565	103,609
3.00%, due 12/20/42	67,480	69,129
3.50%, due 12/20/42	33,910	35,749
5.50%, due 02/20/43	46,427	51,659
3.50%, due 03/15/43	76,308	80,213
3.00%, due 03/20/43	279,216	286,029
3.50%, due 06/15/43	249,825	262,132
3.50%, due 06/15/43	153,474	161,028
5.00%, due 01/20/44	18,121	19,910
4.00%, due 08/15/44	303,440	326,964
3.50%, due 08/20/44	230,397	242,118
4.00%, due 09/15/44	111,111	118,454
3.50%, due 10/15/44	154,459	162,102
3.50%, due 10/20/44	40,241	42,288
4.00%, due 12/15/44	211,550	225,531
3.50%, due 12/20/44	128,365	134,732
3.00%, due 12/20/44	114,526	117,176
4.00%, due 01/20/45	148,031	159,635
3.00%, due 01/20/45	140,012	143,252
3.50%, due 02/20/45	190,972	200,753
3.50%, due 02/20/45	178,400	187,249
3.00%, due 03/20/45	169,236	173,152
3.50%, due 04/20/45	202,598	212,647
4.00%, due 06/20/45	218,958	233,807
3.50%, due 07/20/45	198,110	207,942
3.00%, due 07/20/45	148,793	152,235
2.50%, due 11/15/45 TBA	50,000	48,998
3.50%, due 11/15/45 TBA	175,000	183,371
3.00%, due 11/15/45 TBA	125,000	127,686
Total U.S. Government & Agency Securities (Cost $23,031,304)		22,995,035

Total Investment Securities (Cost $23,031,304) – 97.3%		22,995,035
Other assets less liabilities – 2.7%		631,994
NET ASSETS – 100.0%		$23,627,029

Percentages shown are based on Net Assets.

Abbreviation:

TBA – To Be Announced; Security is subject to delayed delivery

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	233

FlexShares® Disciplined Duration MBS Index Fund (cont.)

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,473
Aggregate gross unrealized depreciation	(86,742)
Net unrealized depreciation	$(36,269)
Federal income tax cost of investments	$23,031,304

See Accompanying Notes to the Financial Statements.

234	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

October 31, 2015

	Principal Amount	Value
CORPORATE BONDS – 98.5%
Aerospace & Defense – 1.6%
The Boeing Co.
4.88%, due 02/15/20	$10,000	$11,208
Honeywell International, Inc.
5.00%, due 02/15/19	20,000	22,039
L-3 Communications Corp.
4.75%, due 07/15/20	20,000	20,829
Northrop Grumman Corp.
3.25%, due 08/01/23	20,000	20,241
Precision Castparts Corp.
1.25%, due 01/15/18	50,000	49,783
Raytheon Co.
3.13%, due 10/15/20	20,000	20,927
United Technologies Corp.
4.50%, due 04/15/20	50,000	55,135
		200,162
Air Freight & Logistics – 0.2%
FedEx Corp.
3.20%, due 02/01/25	20,000	19,627
Automobiles – 0.2%
General Motors Co.
3.50%, due 10/02/18	30,000	30,573
Banks – 24.1%
Bank of America Corp.
2.00%, due 01/11/18	100,000	100,515
2.60%, due 01/15/19	170,000	172,137
4.20%, due 08/26/24	220,000	221,611
Bank of Montreal
2.55%, due 11/06/22	20,000	19,749
The Bank of Nova Scotia
2.05%, due 06/05/19	80,000	80,020
Barclays Bank PLC
5.14%, due 10/14/20	100,000	109,739
BNP Paribas S.A.
5.00%, due 01/15/21	90,000	100,828
Citigroup, Inc.
1.80%, due 02/05/18	80,000	79,901
2.50%, due 09/26/18	300,000	303,838
3.30%, due 04/27/25	80,000	78,354
4.40%, due 06/10/25	120,000	121,531

	Principal Amount	Value
Banks – (continued)
Fifth Third Bancorp
3.50%, due 03/15/22	$60,000	$61,195
HSBC Holdings PLC
4.00%, due 03/30/22	110,000	116,052
JPMorgan Chase & Co.
1.63%, due 05/15/18	135,000	134,619
2.20%, due 10/22/19	225,000	224,390
3.38%, due 05/01/23	140,000	137,575
3.13%, due 01/23/25	120,000	116,718
KeyCorp
5.10%, due 03/24/21	50,000	55,729
Lloyds Bank PLC
1.75%, due 05/14/18	50,000	50,117
6.38%, due 01/21/21	15,000	17,872
The PNC Financial Services Group, Inc.
3.90%, due 04/29/24	50,000	50,975
PNC Funding Corp.
3.30%, due 03/08/22	130,000	134,054
U.S. Bancorp/Minnesota
2.95%, due 07/15/22	50,000	50,011
Wells Fargo & Co.
2.13%, due 04/22/19	300,000	301,776
4.48%, due 01/16/24	130,000	137,351
Westpac Banking Corp.
1.50%, due 12/01/17	50,000	49,932
		3,026,589
Beverages – 2.9%
Anheuser-Busch InBev Finance, Inc.
1.25%, due 01/17/18	20,000	19,793
Anheuser-Busch InBev Worldwide, Inc.
5.00%, due 04/15/20	40,000	44,292
The Coca-Cola Co.
1.15%, due 04/01/18	130,000	130,153
Diageo Capital PLC
4.83%, due 07/15/20	60,000	66,278
PepsiCo, Inc.
3.60%, due 03/01/24	100,000	103,873
		364,389

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	235

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Biotechnology – 2.4%
Amgen, Inc.
2.20%, due 05/22/19	$30,000	$30,156
2.70%, due 05/01/22	70,000	68,789
Celgene Corp.
2.88%, due 08/15/20	90,000	90,671
4.00%, due 08/15/23	50,000	51,708
Gilead Sciences, Inc.
2.05%, due 04/01/19	40,000	40,170
3.50%, due 02/01/25	20,000	20,224
		301,718
Capital Markets – 11.9%
The Bank of New York Mellon Corp.,
3.65%, due 02/04/24	50,000	51,287
BlackRock, Inc.
6.25%, due 09/15/17	40,000	43,716
Credit Suisse AG
6.00%, due 02/15/18	115,000	124,585
Deutsche Bank AG
3.70%, due 05/30/24	50,000	50,144
The Goldman Sachs Group, Inc.
2.90%, due 07/19/18	250,000	256,994
2.63%, due 01/31/19	200,000	203,441
4.00%, due 03/03/24	80,000	82,489
Jefferies Group LLC
5.13%, due 04/13/18	30,000	31,580
Morgan Stanley
6.63%, due 04/01/18	150,000	166,686
2.50%, due 01/24/19	150,000	152,019
3.75%, due 02/25/23	100,000	103,194
Nomura Holdings, Inc.
2.75%, due 03/19/19	20,000	20,300
State Street Corp.
2.55%, due 08/18/20	100,000	101,097
UBS AG
5.75%, due 04/25/18	100,000	109,164
		1,496,696
Chemicals – 2.1%
CF Industries, Inc.
6.88%, due 05/01/18	35,000	38,756

	Principal Amount	Value
Chemicals – (continued)
The Dow Chemical Co.
4.25%, due 11/15/20	$60,000	$64,620
E.I. du Pont de Nemours & Co.
4.25%, due 04/01/21	50,000	53,775
Monsanto Co.
3.38%, due 07/15/24	20,000	19,590
Potash Corp of Saskatchewan, Inc.
4.88%, due 03/30/20	35,000	38,084
Praxair, Inc.
4.50%, due 08/15/19	50,000	54,348
		269,173
Commercial Services & Supplies – 0.6%
Republic Services, Inc.
3.80%, due 05/15/18	45,000	47,074
Waste Management, Inc.
2.90%, due 09/15/22	30,000	29,749
		76,823
Communications Equipment – 0.7%
Cisco Systems, Inc.
2.13%, due 03/01/19	30,000	30,439
3.00%, due 06/15/22	30,000	30,743
3.50%, due 06/15/25	20,000	20,786
		81,968
Consumer Finance – 5.2%
American Express Co.
1.55%, due 05/22/18	110,000	109,663
Capital One Financial Corp.
3.50%, due 06/15/23	140,000	140,953
Caterpillar Financial Services Corp.
2.00%, due 03/05/20	25,000	24,890
Discover Financial Services
3.75%, due 03/04/25	40,000	39,003
General Motors Financial Co., Inc.
4.38%, due 09/25/21	30,000	31,165
HSBC Finance Corp.
6.68%, due 01/15/21	50,000	58,213
HSBC USA, Inc.
1.70%, due 03/05/18	100,000	99,947
John Deere Capital Corp.
2.80%, due 03/04/21	20,000	20,322
3.35%, due 06/12/24	20,000	20,479

See Accompanying Notes to the Financial Statements.

236	FLEXSHARES ANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Consumer Finance – (continued)
Synchrony Financial
3.00%, due 08/15/19	$30,000	$30,331
Toyota Motor Credit Corp.
4.50%, due 06/17/20	70,000	77,341
		652,307
Diversified Financial Services – 2.1%
General Electric Capital Corp.
1.63%, due 04/02/18	60,000	60,305
4.63%, due 01/07/21	30,000	33,240
4.65%, due 10/17/21	20,000	22,332
3.45%, due 05/15/24	38,000	39,394
Shell International Finance B.V.
2.00%, due 11/15/18	40,000	40,481
2.13%, due 05/11/20	35,000	35,105
3.25%, due 05/11/25	30,000	30,017
		260,874
Diversified Telecommunication Services – 3.0%
AT&T, Inc.
2.30%, due 03/11/19	160,000	160,981
3.00%, due 02/15/22	60,000	59,307
Verizon Communications, Inc.
2.55%, due 06/17/19	50,000	50,926
2.63%, due 02/21/20	100,000	101,096
		372,310
Electric Utilities – 1.6%
Duke Energy Carolinas LLC
3.90%, due 06/15/21	60,000	64,308
Exelon Corp.
2.85%, due 06/15/20	110,000	110,204
Public Service Electric & Gas Co.
2.38%, due 05/15/23	30,000	29,078
		203,590
Electrical Equipment – 0.2%
Eaton Corp.
2.75%, due 11/02/22	30,000	29,443
Energy Equipment & Services – 0.2%
Halliburton Co.
3.25%, due 11/15/21	30,000	30,356

	Principal Amount	Value
Food & Staples Retailing – 2.6%
CVS Health Corp.
4.00%, due 12/05/23	$130,000	$137,591
3.38%, due 08/12/24	30,000	30,094
The Kroger Co.
2.30%, due 01/15/19	40,000	40,417
Walgreen Co.
5.25%, due 01/15/19	56,000	60,755
Walgreens Boots Alliance, Inc.
3.80%, due 11/18/24	20,000	19,888
Wal-Mart Stores, Inc.
4.25%, due 04/15/21	30,000	33,291
		322,036
Food Products – 0.2%
General Mills, Inc.
2.20%, due 10/21/19	30,000	30,061
Health Care Equipment & Supplies – 0.7%
Abbott Laboratories
2.55%, due 03/15/22	40,000	40,077
Becton Dickinson and Co.
3.13%, due 11/08/21	50,000	50,336
		90,413
Health Care Providers & Services – 2.2%
Anthem, Inc.
2.25%, due 08/15/19	50,000	49,714
Express Scripts Holding Co.
2.25%, due 06/15/19	30,000	30,023
McKesson Corp.
2.28%, due 03/15/19	60,000	59,934
Medco Health Solutions, Inc.
7.13%, due 03/15/18	30,000	33,526
UnitedHealth Group, Inc.
2.70%, due 07/15/20	15,000	15,329
2.88%, due 12/15/21	40,000	40,785
3.35%, due 07/15/22	45,000	46,671
		275,982
Hotels, Restaurants & Leisure – 0.1%
McDonald’s Corp.
2.63%, due 01/15/22	15,000	14,811

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	237

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Industrial Conglomerates – 0.5%
General Electric Co.
2.70%, due 10/09/22	$60,000	$60,086
Insurance – 2.2%
ACE INA Holdings, Inc.
3.15%, due 03/15/25	20,000	19,893
Aflac, Inc.
3.63%, due 06/15/23	10,000	10,225
American International Group, Inc.
3.38%, due 08/15/20	90,000	94,081
Berkshire Hathaway Finance Corp.
2.90%, due 10/15/20	50,000	52,032
Marsh & McLennan Cos., Inc.
3.50%, due 03/10/25	30,000	29,839
MetLife, Inc.
3.60%, due 04/10/24	30,000	30,875
Prudential Financial, Inc.
4.50%, due 11/15/20	30,000	32,543
5.20%, due 03/15/44(a)	10,000	9,962
		279,450
Internet & Catalog Retail – 0.2%
Amazon.com, Inc.
3.30%, due 12/05/21	30,000	31,203
Internet Software & Services – 0.2%
eBay, Inc.
3.45%, due 08/01/24	20,000	19,197
IT Services – 1.1%
Fiserv, Inc.
3.50%, due 10/01/22	30,000	30,353
International Business Machines Corp.
1.88%, due 05/15/19	100,000	100,770
8.38%, due 11/01/19	10,000	12,415
		143,538
Media – 4.4%
21st Century Fox America, Inc.
4.50%, due 02/15/21	35,000	37,955
CBS Corp.
2.30%, due 08/15/19	30,000	29,743

	Principal Amount	Value
Media – (continued)
Comcast Corp.
5.70%, due 05/15/18	$30,000	$33,162
5.15%, due 03/01/20	30,000	33,783
3.60%, due 03/01/24	50,000	52,520
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
1.75%, due 01/15/18	50,000	50,087
Discovery Communications LLC
3.30%, due 05/15/22	20,000	19,744
Omnicom Group, Inc.
4.45%, due 08/15/20	30,000	32,276
Time Warner Cable, Inc.
5.00%, due 02/01/20	80,000	85,675
Time Warner, Inc.
4.70%, due 01/15/21	80,000	87,174
3.55%, due 06/01/24	60,000	59,855
Viacom, Inc.
2.50%, due 09/01/18	25,000	25,163
		547,137
Metals & Mining – 1.6%
BHP Billiton Finance USA Ltd.
3.25%, due 11/21/21	90,000	91,584
Rio Tinto Finance USA Ltd.
9.00%, due 05/01/19	30,000	36,453
Rio Tinto Finance USA PLC
3.50%, due 03/22/22	75,000	75,635
		203,672
Multiline Retail – 0.3%
Target Corp.
3.50%, due 07/01/24	30,000	31,225
Multi-Utilities – 0.8%
Dominion Resources, Inc.
4.45%, due 03/15/21	60,000	64,443
Sempra Energy
3.55%, due 06/15/24	30,000	30,422
		94,865
Oil, Gas & Consumable Fuels – 6.1%
BP Capital Markets PLC
1.38%, due 11/06/17	30,000	30,013
2.24%, due 05/10/19	60,000	60,471
4.50%, due 10/01/20	60,000	65,874
3.81%, due 02/10/24	30,000	30,949

See Accompanying Notes to the Financial Statements.

238	FLEXSHARES ANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Chevron Corp.
2.43%, due 06/24/20	$50,000	$50,944
ConocoPhillips Co.
2.40%, due 12/15/22	30,000	28,700
Enterprise Products Operating LLC
3.35%, due 03/15/23	80,000	77,831
EOG Resources, Inc.
2.45%, due 04/01/20	25,000	25,228
Exxon Mobil Corp.
2.71%, due 03/06/25	80,000	79,188
Marathon Oil Corp.
3.85%, due 06/01/25	35,000	31,527
Occidental Petroleum Corp.
2.70%, due 02/15/23	70,000	68,504
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, due 12/15/19	20,000	19,621
Suncor Energy, Inc.
3.60%, due 12/01/24	30,000	29,923
Total Capital Canada Ltd.
2.75%, due 07/15/23	30,000	29,438
Total Capital S.A.
4.13%, due 01/28/21	80,000	86,791
TransCanada PipeLines Ltd.
3.80%, due 10/01/20	50,000	53,070
		768,072
Paper & Forest Products – 0.3%
International Paper Co.
7.95%, due 06/15/18	30,000	34,471
Pharmaceuticals – 4.2%
AbbVie, Inc.
2.00%, due 11/06/18	110,000	110,133
2.90%, due 11/06/22	20,000	19,385
3.20%, due 11/06/22	40,000	39,664
3.60%, due 05/14/25	30,000	29,550
GlaxoSmithKline Capital, Inc.
5.65%, due 05/15/18	60,000	66,343
Merck & Co., Inc.
1.10%, due 01/31/18	55,000	55,034
2.75%, due 02/10/25	25,000	24,559

	Principal Amount	Value
Pharmaceuticals – (continued)
Novartis Capital Corp.
2.40%, due 09/21/22	$30,000	$29,912
3.40%, due 05/06/24	20,000	20,944
Pfizer, Inc.
6.20%, due 03/15/19	30,000	34,169
Sanofi
4.00%, due 03/29/21	30,000	32,424
Teva Pharmaceutical Finance Co. B.V.,
3.65%, due 11/10/21	23,000	23,138
Wyeth LLC
6.45%, due 02/01/24	40,000	48,586
		533,841
Real Estate Investment Trusts (REITs) – 2.2%
American Tower Corp.
5.90%, due 11/01/21	10,000	11,122
Boston Properties LP
5.63%, due 11/15/20	30,000	33,875
ERP Operating LP
4.63%, due 12/15/21	20,000	21,837
HCP, Inc.
2.63%, due 02/01/20	40,000	39,661
Realty Income Corp.
4.65%, due 08/01/23	10,000	10,559
Simon Property Group LP
4.38%, due 03/01/21	30,000	32,696
3.75%, due 02/01/24	45,000	46,699
Ventas Realty LP/Ventas Capital Corp.
4.00%, due 04/30/19	50,000	52,408
Welltower, Inc.
3.75%, due 03/15/23	30,000	29,632
		278,489
Road & Rail – 1.2%
Burlington Northern Santa Fe LLC
3.05%, due 03/15/22	100,000	100,672
CSX Corp.
3.70%, due 10/30/20	20,000	21,197
Norfolk Southern Corp.
3.00%, due 04/01/22	30,000	29,803
		151,672

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	239

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Semiconductors & Semiconductor Equipment – 0.8%
Intel Corp.
1.35%, due 12/15/17	$50,000	$50,233
3.70%, due 07/29/25	50,000	51,985
		102,218
Software – 2.4%
Microsoft Corp.
1.63%, due 12/06/18	40,000	40,486
2.70%, due 02/12/25	50,000	49,296
Oracle Corp.
5.00%, due 07/08/19	30,000	33,236
2.50%, due 10/15/22	100,000	98,038
2.95%, due 05/15/25	83,000	81,290
		302,346
Specialty Retail – 0.7%
AutoZone, Inc.
4.00%, due 11/15/20	20,000	21,184
The Home Depot, Inc.
2.63%, due 06/01/22	50,000	50,359
Lowe’s Cos., Inc.
3.75%, due 04/15/21	20,000	21,275
		92,818
Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.
2.85%, due 05/06/21	110,000	113,361
2.40%, due 05/03/23	30,000	29,380
3.45%, due 05/06/24	120,000	124,585
Hewlett-Packard Co.
4.38%, due 09/15/21	25,000	25,624
4.05%, due 09/15/22	25,000	24,927
		317,877
Tobacco – 1.6%
Altria Group, Inc.
2.85%, due 08/09/22	60,000	59,401
Philip Morris International, Inc.
3.60%, due 11/15/23	60,000	62,935
Reynolds American, Inc.
2.30%, due 06/12/18	80,000	81,209
		203,545

	Principal Amount	Value
Wireless Telecommunication Services – 0.4%
Vodafone Group PLC
1.50%, due 02/19/18	$50,000	$49,767
Total Corporate Bonds (Cost $12,374,551)		12,395,390

Total Investment Securities (Cost $12,374,551) – 98.5%		12,395,390
Other assets less liabilities – 1.5%		185,213
NET ASSETS – 100.0%		$12,580,603

(a)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on October 31, 2015.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,657
Aggregate gross unrealized depreciation	(27,915)
Net unrealized appreciation	$20,742
Federal income tax cost of investments	$12,374,648

See Accompanying Notes to the Financial Statements.

240	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

October 31, 2015

	Principal Amount	Value
CORPORATE BONDS – 98.1%
Aerospace & Defense – 2.6%
Lockheed Martin Corp.
3.60%, due 03/01/35	$50,000	$45,361
Northrop Grumman Corp.
3.85%, due 04/15/45	30,000	27,048
United Technologies Corp.
5.70%, due 04/15/40	50,000	59,620
		132,029
Auto Components – 0.5%
BorgWarner, Inc.
4.38%, due 03/15/45	30,000	26,769
Banks – 8.9%
Bank of America Corp.
4.25%, due 10/22/26	30,000	30,156
5.00%, due 01/21/44	30,000	31,948
Citigroup, Inc.
6.00%, due 10/31/33	40,000	45,649
8.13%, due 07/15/39	30,000	43,943
5.30%, due 05/06/44	30,000	31,951
4.65%, due 07/30/45	30,000	30,578
JPMorgan Chase & Co.
6.40%, due 05/15/38	50,000	63,479
4.95%, due 06/01/45	50,000	50,769
Wells Fargo & Co.
4.10%, due 06/03/26	50,000	51,019
5.38%, due 11/02/43	30,000	32,930
5.61%, due 01/15/44	30,000	34,091
		446,513
Beverages – 0.6%
PepsiCo, Inc.
4.60%, due 07/17/45	30,000	31,520
Biotechnology – 2.6%
Amgen, Inc.
5.15%, due 11/15/41	40,000	41,460
Celgene Corp.
5.00%, due 08/15/45	30,000	30,222
Gilead Sciences, Inc.
4.50%, due 02/01/45	60,000	58,350
		130,032

	Principal Amount	Value
Capital Markets – 3.2%
The Goldman Sachs Group, Inc.
5.95%, due 01/15/27	$30,000	$34,213
6.13%, due 02/15/33	30,000	36,114
5.15%, due 05/22/45	30,000	30,228
Morgan Stanley
3.95%, due 04/23/27	30,000	29,248
4.30%, due 01/27/45	30,000	28,822
		158,625
Chemicals – 2.9%
CF Industries, Inc.
5.15%, due 03/15/34	30,000	29,650
The Dow Chemical Co.
4.25%, due 10/01/34	30,000	27,638
LYB International Finance B.V.
4.88%, due 03/15/44	30,000	28,941
Monsanto Co.
4.20%, due 07/15/34	30,000	27,481
Potash Corp of Saskatchewan, Inc.
5.88%, due 12/01/36	30,000	33,988
		147,698
Commercial Services & Supplies – 0.4%
Waste Management, Inc.
4.10%, due 03/01/45	20,000	18,688
Communications Equipment – 0.9%
Cisco Systems, Inc.
5.50%, due 01/15/40	40,000	47,103
Diversified Financial Services – 4.9%
Berkshire Hathaway, Inc.
4.50%, due 02/11/43	30,000	30,504
General Electric Capital Corp.
6.75%, due 03/15/32	40,000	52,542
5.88%, due 01/14/38	40,000	49,467
Shell International Finance B.V.
6.38%, due 12/15/38	40,000	50,723
5.50%, due 03/25/40	30,000	34,587
4.38%, due 05/11/45	30,000	30,145
		247,968

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	241

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Diversified Telecommunication Services – 10.2%
AT&T, Inc.
4.50%, due 05/15/35	$60,000	$56,299
6.30%, due 01/15/38	40,000	44,610
5.35%, due 09/01/40	40,000	40,004
5.55%, due 08/15/41	40,000	40,844
British Telecommunications PLC
9.63%, due 12/15/30	40,000	60,451
Telefonica Emisiones SAU
7.05%, due 06/20/36	30,000	36,034
Verizon Communications, Inc.
5.05%, due 03/15/34	50,000	50,569
4.40%, due 11/01/34	50,000	47,145
6.55%, due 09/15/43	40,000	48,049
4.52%, due 09/15/48	50,000	45,098
4.67%, due 03/15/55	50,000	44,121
		513,224
Electric Utilities – 2.7%
Exelon Corp.
5.10%, due 06/15/45	30,000	30,996
Georgia Power Co.
4.30%, due 03/15/42	30,000	27,781
Pacific Gas & Electric Co.
6.05%, due 03/01/34	30,000	36,383
Progress Energy, Inc.
7.75%, due 03/01/31	30,000	40,775
		135,935
Electrical Equipment – 0.4%
Eaton Corp.
4.00%, due 11/02/32	20,000	19,147
Energy Equipment & Services – 1.5%
Diamond Offshore Drilling, Inc.
4.88%, due 11/01/43	20,000	14,176
Halliburton Co.
6.70%, due 09/15/38	20,000	24,652
4.50%, due 11/15/41	20,000	19,077
National Oilwell Varco, Inc.
3.95%, due 12/01/42	20,000	16,312
		74,217

	Principal Amount	Value
Food & Staples Retailing – 4.3%
CVS Health Corp.
4.88%, due 07/20/35	$60,000	$63,359
5.13%, due 07/20/45	50,000	53,813
Walgreen Co.
4.40%, due 09/15/42	30,000	26,329
Wal-Mart Stores, Inc.
5.25%, due 09/01/35	30,000	34,606
6.50%, due 08/15/37	30,000	39,232
		217,339
Food Products – 0.8%
Kellogg Co.
7.45%, due 04/01/31	30,000	38,664
Health Care Equipment & Supplies – 0.6%
Medtronic, Inc.
4.38%, due 03/15/35	30,000	31,130
Health Care Providers & Services – 1.8%
Aetna, Inc.
4.13%, due 11/15/42	30,000	28,307
Cigna Corp.
5.38%, due 02/15/42	30,000	33,210
McKesson Corp.
4.88%, due 03/15/44	30,000	30,542
		92,059
Hotels, Restaurants & Leisure – 1.1%
McDonald’s Corp.
6.30%, due 03/01/38	20,000	23,977
4.60%, due 05/26/45	30,000	29,548
		53,525
Household Products – 0.5%
The Procter & Gamble Co.
5.80%, due 08/15/34	20,000	24,797
Independent Power and Renewable Electricity Producers – 1.2%
Exelon Generation Co. LLC
6.25%, due 10/01/39	30,000	32,069
Southern Power Co.
5.15%, due 09/15/41	30,000	28,967
		61,036

See Accompanying Notes to the Financial Statements.

242	FLEXSHARES ANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Industrial Conglomerates – 1.2%
General Electric Co.
4.13%, due 10/09/42	$30,000	$29,557
Koninklijke Philips N.V.
5.00%, due 03/15/42	30,000	29,639
		59,196
Insurance – 2.9%
American International Group, Inc.
4.50%, due 07/16/44	30,000	29,495
8.18%, due 05/15/58(a)	20,000	26,450
Aon PLC
4.75%, due 05/15/45	30,000	29,470
MetLife, Inc.
4.05%, due 03/01/45	30,000	28,469
The Travelers Cos., Inc.
4.60%, due 08/01/43	30,000	31,744
		145,628
IT Services – 0.5%
International Business Machines Corp.
4.00%, due 06/20/42	30,000	27,138
Media – 10.5%
21st Century Fox America, Inc.
6.40%, due 12/15/35	40,000	47,006
6.15%, due 02/15/41	30,000	35,156
4.75%, due 09/15/44	30,000	30,240
CBS Corp.
4.00%, due 01/15/26	30,000	29,984
4.60%, due 01/15/45	20,000	18,027
Comcast Corp.
4.20%, due 08/15/34	30,000	29,834
5.65%, due 06/15/35	40,000	46,784
6.45%, due 03/15/37	40,000	50,264
6.95%, due 08/15/37	40,000	53,377
4.60%, due 08/15/45	40,000	41,532
Time Warner, Inc.
7.63%, due 04/15/31	50,000	64,036
4.90%, due 06/15/42	50,000	49,374
The Walt Disney Co.
4.13%, due 06/01/44	30,000	30,458
		526,072

	Principal Amount	Value
Metals & Mining – 1.9%
BHP Billiton Finance USA Ltd.
4.13%, due 02/24/42	$50,000	$46,620
Rio Tinto Finance USA PLC
4.75%, due 03/22/42	50,000	48,218
		94,838
Multi-Utilities – 2.5%
Berkshire Hathaway Energy Co.
6.50%, due 09/15/37	30,000	37,609
4.50%, due 02/01/45	30,000	30,135
Dominion Resources, Inc.
5.95%, due 06/15/35	50,000	57,253
		124,997
Oil, Gas & Consumable Fuels – 8.4%
Cenovus Energy, Inc.
4.45%, due 09/15/42	30,000	24,223
ConocoPhillips Co.
4.15%, due 11/15/34	20,000	19,256
Enterprise Products Operating LLC
6.88%, due 03/01/33	40,000	46,857
6.45%, due 09/01/40	30,000	32,819
Hess Corp.
6.00%, due 01/15/40	20,000	20,164
Marathon Oil Corp.
6.60%, due 10/01/37	20,000	20,550
Occidental Petroleum Corp.
4.63%, due 06/15/45	20,000	20,720
ONEOK Partners LP
6.13%, due 02/01/41	20,000	16,972
Phillips 66
4.65%, due 11/15/34	30,000	30,029
4.88%, due 11/15/44	30,000	29,935
Suncor Energy, Inc.
6.50%, due 06/15/38	50,000	60,422
TransCanada PipeLines Ltd.
4.63%, due 03/01/34	40,000	38,641
5.00%, due 10/16/43	30,000	29,517
Valero Energy Corp.
6.63%, due 06/15/37	30,000	33,284
		423,389

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	243

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Pharmaceuticals – 4.4%
AbbVie, Inc.
4.50%, due 05/14/35	$50,000	$47,849
GlaxoSmithKline Capital, Inc.
5.38%, due 04/15/34	30,000	34,461
Johnson & Johnson
4.38%, due 12/05/33	30,000	32,754
Merck & Co., Inc.
3.70%, due 02/10/45	40,000	36,721
Pfizer, Inc.
4.40%, due 05/15/44	30,000	30,158
Wyeth LLC
6.50%, due 02/01/34	30,000	37,777
		219,720
Real Estate Investment Trusts (REITs) – 0.6%
Ventas Realty LP
4.13%, due 01/15/26	30,000	30,078
Road & Rail – 3.5%
Burlington Northern Santa Fe LLC
6.15%, due 05/01/37	40,000	47,782
4.70%, due 09/01/45	50,000	51,116
CSX Corp.
6.15%, due 05/01/37	40,000	47,639
Norfolk Southern Corp.
3.95%, due 10/01/42	30,000	26,731
		173,268
Semiconductors & Semiconductor Equipment – 1.4%
Intel Corp.
4.00%, due 12/15/32	40,000	39,701
4.90%, due 07/29/45	30,000	31,273
		70,974
Software – 3.2%
Microsoft Corp.
3.50%, due 02/12/35	30,000	27,815
3.75%, due 02/12/45	40,000	36,969
Oracle Corp.
4.30%, due 07/08/34	30,000	29,945
6.50%, due 04/15/38	30,000	38,294
4.50%, due 07/08/44	30,000	30,140
		163,163

	Principal Amount	Value
Specialty Retail – 0.9%
The Home Depot, Inc.
5.88%, due 12/16/36	$20,000	$24,794
4.40%, due 03/15/45	20,000	20,873
		45,667
Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.
4.38%, due 05/13/45	70,000	69,917
Tobacco – 2.2%
Altria Group, Inc.
10.20%, due 02/06/39	30,000	49,738
5.38%, due 01/31/44	30,000	32,781
Philip Morris International, Inc.
4.38%, due 11/15/41	30,000	29,786
		112,305
Total Corporate Bonds (Cost $4,928,998)		4,934,368

Total Investment Securities (Cost $4,928,998) – 98.1%		4,934,368
Other assets less liabilities – 1.9%		94,226
NET ASSETS – 100.0%		$5,028,594

(a)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on October 31, 2015.

Percentages shown are based on Net Assets.

Abbreviations:

REIT – Real Estate Investment Trust

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,376
Aggregate gross unrealized depreciation	(21,006)
Net unrealized appreciation	$5,370
Federal income tax cost of investments	$4,928,998

See Accompanying Notes to the Financial Statements.

244	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

October 31, 2015

	Principal Amount	Value
ASSET-BACKED SECURITIES – 9.5%
AmeriCredit Automobile Receivables Trust
1.07%, due 01/08/19	$1,240,000	$1,237,776
BMW Vehicle Lease Trust
1.07%, due 01/22/18	1,000,000	999,745
CARDS II Trust
0.72%, due 07/15/20(a) (b)	1,000,000	1,000,783
CNH Equipment Trust
1.10%, due 12/17/18	1,000,000	1,001,154
Ford Credit Auto Lease Trust
1.04%, due 05/15/18	1,000,000	999,361
GM Financial Automobile Leasing Trust
1.17%, due 06/20/18	1,000,000	999,440
Santander Drive Auto Receivables Trust
1.12%, due 12/17/18	1,000,000	999,641
1.20%, due 12/17/18	1,000,000	999,904
World Omni Auto Receivables Trust
0.69%, due 07/15/19(a)	1,000,000	1,000,331
Total Asset-Backed Securities (Cost $9,239,673)		9,238,135
CORPORATE BONDS – 75.0%
Aerospace & Defense – 1.4%
Honeywell International, Inc.
0.37%, due 11/17/15(a)	1,360,000	1,360,018
Banks – 5.6%
Australia & New Zealand Banking Group Ltd.
1.25%, due 01/10/17	450,000	451,554
The Bank of Tokyo-Mitsubishi UFJ Ltd.
0.94%, due 09/09/16(a) (b)	250,000	250,266
Banque Federative du Credit Mutuel S.A.
1.17%, due 01/20/17(a) (b)	1,000,000	1,005,049
Barclays Bank PLC
0.90%, due 02/17/17(a)	1,000,000	999,897

	Principal Amount	Value
Banks – (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.82%, due 03/18/16(a)	$750,000	$751,057
Sumitomo Mitsui Banking Corp.
0.75%, due 01/10/17(a)	2,000,000	1,997,208
		5,455,031
Communications Equipment – 0.8%
Cisco Systems, Inc.
0.82%, due 03/01/19(a)	747,000	747,614
Consumer Finance – 9.0%
American Express Credit Corp.
0.81%, due 08/15/19(a)	988,000	974,656
American Honda Finance Corp.
0.49%, due 07/14/17(a)	906,000	904,680
Capital One N.A./Virginia
1.65%, due 02/05/18	700,000	696,412
Caterpillar Financial Services Corp.
0.70%, due 11/06/15	1,002,000	1,002,015
Ford Motor Credit Co. LLC
1.17%, due 03/12/19(a)	1,000,000	979,372
John Deere Capital Corp.
1.05%, due 12/15/16	776,000	778,728
1.95%, due 12/13/18	13,000	13,100
Nissan Motor Acceptance Corp.
0.88%, due 03/03/17(a) (b)	455,000	454,371
PACCAR Financial Corp.
0.70%, due 11/16/15	357,000	357,041
Synchrony Financial
1.88%, due 08/15/17	816,000	816,879
Toyota Motor Credit Corp.
0.61%, due 05/17/16(a)	70,000	70,086
0.52%, due 05/16/17(a)	842,000	840,494
1.45%, due 01/12/18	906,000	907,908
		8,795,742
Data Processing & Outsourced Services – 0.2%
MasterCard, Inc.
2.00%, due 04/01/19	173,000	174,601

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	245

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Diversified Banks – 14.2%
Bank of America Corp.
0.94%, due 08/25/17(a)	$906,000	$904,405
Bank of Montreal
0.80%, due 11/06/15	1,134,000	1,134,028
The Bank of Nova Scotia
0.74%, due 03/15/16(a)	281,000	281,296
2.90%, due 03/29/16	906,000	914,883
BNP Paribas S.A.
3.60%, due 02/23/16	75,000	75,660
0.81%, due 03/17/17(a)	675,000	674,600
Canadian Imperial Bank of Commerce
2.35%, due 12/11/15	1,812,000	1,815,822
Commonwealth Bank of Australia
0.74%, due 03/12/18(a) (b)	906,000	901,402
1.12%, due 11/02/18(a) (b)	1,000,000	1,000,000
Lloyds Bank PLC
0.86%, due 03/16/18(a)	1,000,000	997,321
Royal Bank of Canada
0.85%, due 03/06/20(a)	906,000	893,506
Svenska Handelsbanken AB
0.80%, due 09/23/16(a)	1,000,000	1,002,225
The Toronto-Dominion Bank
0.79%, due 09/09/16(a)	660,000	661,544
U.S. Bancorp/Minnesota
0.72%, due 04/25/19(a)	765,000	760,780
U.S. Bank N.A./Ohio
1.38%, due 09/11/17	1,000,000	1,002,782
Wells Fargo & Co.
2.15%, due 01/30/20	256,000	255,432
Westpac Banking Corp.
0.76%, due 11/25/16(a)	683,000	684,221
		13,959,907
Diversified Capital Markets – 1.6%
Credit Suisse AG
1.75%, due 01/29/18	300,000	300,908
Deutsche Bank AG
3.25%, due 01/11/16	1,161,000	1,166,959
JPMorgan Chase & Co.
1.22%, due 01/25/18(a)	106,000	106,448
		1,574,315

	Principal Amount	Value
Diversified Metals & Mining – 1.2%
Freeport-McMoRan, Inc.
2.30%, due 11/14/17	$516,000	$486,975
Glencore Funding LLC
1.49%, due 05/27/16(a) (b)	675,000	659,290
		1,146,265
Drug Retail – 0.1%
Walgreens Boots Alliance, Inc.
1.75%, due 11/17/17	73,000	72,983
Electric Utilities – 2.2%
Duke Energy Indiana, Inc.
0.67%, due 07/11/16(a)	842,000	842,053
Electricite de France S.A.
0.78%, due 01/20/17(a) (b)	361,000	361,232
Georgia Power Co.
0.63%, due 11/15/15	12,000	12,000
The Southern Co.
1.30%, due 08/15/17	906,000	901,875
		2,117,160
Fertilizers & Agricultural Chemicals – 0.8%
Monsanto Co.
1.15%, due 06/30/17	749,000	746,513
Food Retail – 0.9%
The Kroger Co.
0.85%, due 10/17/16(a)	850,000	849,133
Health Care Distributors – 0.3%
McKesson Corp.
0.95%, due 12/04/15	269,000	268,981
Home Improvement Retail – 0.3%
The Home Depot, Inc.
2.00%, due 06/15/19	275,000	279,433
Household Appliances – 0.9%
Whirlpool Corp.
1.65%, due 11/01/17	906,000	907,523
Household Products – 1.2%
Kimberly-Clark Corp.
1.90%, due 05/22/19	304,000	305,361

See Accompanying Notes to the Financial Statements.

246	FLEXSHARES ANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Household Products – (continued)
The Procter & Gamble Co.
0.60%, due 11/01/19(a)	$906,000	$902,614
		1,207,975
Hypermarkets & Super Centers – 0.4%
Costco Wholesale Corp.
0.65%, due 12/07/15	218,000	218,100
Wal-Mart Stores, Inc.
1.00%, due 04/21/17	189,000	189,841
		407,941
Integrated Oil & Gas – 1.7%
Chevron Corp.
1.96%, due 03/03/20	756,000	756,565
Exxon Mobil Corp.
0.38%, due 03/15/17(a)	906,000	905,455
		1,662,020
Integrated Telecommunication Services – 1.1%
AT&T, Inc.
0.70%, due 02/12/16(a)	242,000	241,939
Verizon Communications, Inc.
1.87%, due 09/15/16(a)	870,000	878,319
		1,120,258
Internet Retail – 1.1%
Amazon.com, Inc.
0.65%, due 11/27/15	1,047,000	1,047,158
Investment Banking & Brokerage – 2.0%
The Goldman Sachs Group, Inc.
1.60%, due 11/23/15	873,000	873,605
Morgan Stanley
1.58%, due 02/25/16(a)	769,000	771,101
2.50%, due 01/24/19	341,000	345,589
		1,990,295
Life Sciences Tools & Services – 0.7%
Thermo Fisher Scientific, Inc.
3.20%, due 03/01/16	200,000	201,471
2.25%, due 08/15/16	477,000	480,813
		682,284

	Principal Amount	Value
Movies & Entertainment – 0.9%
The Walt Disney Co.
0.64%, due 05/30/19(a)	$842,000	$841,558
Oil & Gas Exploration & Production – 0.7%
Canadian Natural Resources Ltd.
1.75%, due 01/15/18	160,000	157,676
Marathon Oil Corp.
0.90%, due 11/01/15	519,000	519,000
		676,676
Oil & Gas Refining & Marketing – 1.0%
BP Capital Markets PLC
0.70%, due 11/06/15	189,000	189,007
0.96%, due 09/26/18(a)	757,000	754,437
		943,444
Oil & Gas Storage & Transportation – 0.5%
TransCanada PipeLines Ltd.
1.01%, due 06/30/16(a)	527,000	526,795
Oil, Gas & Consumable Fuels – 1.0%
Sinopec Group Overseas Development 2014 Ltd.
1.10%, due 04/10/17(a) (b)	1,000,000	999,749
Other Diversified Financial Services – 4.5%
Citigroup, Inc.
0.87%, due 03/10/17(a)	842,000	840,178
GE Capital International Funding Co.
0.96%, due 04/15/16(b)	642,000	641,874
General Electric Capital Corp.
0.83%, due 01/14/19(a)	842,000	842,253
ING Bank N.V.
1.28%, due 03/07/16(a) (b)	200,000	200,383
Siemens Financieringsmaatschappij N.V.
0.61%, due 05/25/18(a) (b)	1,000,000	997,556
1.45%, due 05/25/18(b)	906,000	904,576
		4,426,820

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	247

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Packaged Foods & Meats – 1.1%
ConAgra Foods, Inc.
1.30%, due 01/25/16	$150,000	$150,243
General Mills, Inc.
0.62%, due 01/29/16(a)	906,000	905,946
		1,056,189
Pharmaceuticals – 4.4%
Eli Lilly & Co.
1.25%, due 03/01/18	1,812,000	1,813,055
GlaxoSmithKline Capital, Inc.
0.70%, due 03/18/16	1,812,000	1,814,531
Johnson & Johnson
1.13%, due 11/21/17	35,000	35,113
1.13%, due 11/21/17	676,000	678,181
		4,340,880
Property & Casualty Insurance – 1.8%
Berkshire Hathaway Finance Corp.
0.47%, due 01/10/17(a)	906,000	906,015
0.62%, due 01/12/18(a)	906,000	905,565
		1,811,580
Railroads – 0.9%
Canadian National Railway Co.
0.48%, due 11/14/17(a)	906,000	897,144
Regional Banks – 1.5%
Branch Banking & Trust Co.
0.75%, due 12/01/16(a)	1,000,000	1,000,635
Manufacturers & Traders Trust Co.
1.40%, due 07/25/17	500,000	498,196
		1,498,831
Restaurants – 0.3%
Starbucks Corp.
0.88%, due 12/05/16	342,000	342,345
Semiconductors – 0.2%
Texas Instruments, Inc.
0.88%, due 03/12/17	207,000	207,082

	Principal Amount	Value
Soft Drinks – 2.0%
PepsiCo, Inc.
0.57%, due 07/17/17(a)	$1,000,000	$1,000,157
1.00%, due 10/13/17	1,000,000	998,331
		1,998,488
Special Purpose Banks – 2.8%
The Korea Development Bank
0.95%, due 01/22/17(a)	1,767,000	1,768,391
Nederlandse Waterschapsbank N.V.
0.54%, due 02/14/18(a) (b)	1,000,000	1,002,124
		2,770,515
Specialized Finance – 0.9%
Shell International Finance B.V.
2.13%, due 05/11/20	906,000	908,722
Systems Software – 0.8%
Microsoft Corp.
1.85%, due 02/12/20	772,000	775,204
Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.
0.38%, due 05/03/16(a)	432,000	432,075
0.60%, due 05/06/19(a)	503,000	501,518
		933,593
Thrifts & Mortgage Finance – 0.1%
Abbey National Treasury Services PLC
0.85%, due 03/13/17(a)	70,000	69,846
Wireless Telecommunication Services – 0.9%
Vodafone Group PLC
0.72%, due 02/19/16(a)	873,000	872,658
Total Corporate Bonds (Cost $73,571,100)		73,471,269
MUNICIPAL BONDS – 2.9%
DeKalb County Housing Authority, Multi-Family Housing Authority, Oak Grove Elementary School Project, Revenue Bonds
0.50%, due 05/01/16	928,000	928,000

See Accompanying Notes to the Financial Statements.

248	FLEXSHARES ANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
MUNICIPAL BONDS – (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, School Facilities
3.64%, due 12/15/15	$930,000	$933,348
Riverside California Pension, Obligation Refunding, Revenue Bonds
0.75%, due 06/01/16	1,000,000	998,450
Total Municipal Bonds (Cost $2,861,444)		2,859,798
Commercial Paper – 3.0%
Campbell Soup Co.
0.22%, due 12/10/15	1,000,000	999,753
Catholic Health Initiatives
0.34%, due 03/18/16	1,000,000	998,670
ENI Finance USA, Inc.
1.03%, due 06/07/16	1,000,000	993,750
Total Commercial Paper (Cost $2,989,991)		2,992,173
Repurchase Agreement(c) – 8.2%
SG America Securities LLC, dated 10/30/15, repurchase price $8,000,267, 0.40%, 11/02/15	8,000,000	8,000,000
Total Repurchase Agreements (Cost $8,000,000)		8,000,000
U.S. Treasury Obligation – 0.9%
U.S. Treasury Note
1.13%, due 06/15/18	906,600	910,277
Total U.S. Treasury Obligation (Cost $906,042)		910,277
Total Investment Securities (Cost $97,568,250) – 99.5%		97,471,652
Other assets less liabilities – 0.5%		490,195
NET ASSETS – 100.0%		$97,961,847

(a)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on October 31, 2015.
(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	Fair Market Value	Coupon Rate	Maturity Date
Various Corporate Bonds	$8,736,681	0.60% – 9.00%	04/01/17 – 03/26/42

Percentages shown are based on Net Assets.

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,460
Aggregate gross unrealized depreciation	(156,059)
Net unrealized depreciation	$(96,599)
Federal income tax cost of investments	$97,568,251

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	249

FlexShares® Ready Access Variable Income Fund (cont.)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of October 31, 2015:

Australia	3.1%
Canada	8.5
France	2.2
Germany	1.2
Ireland	0.6
Japan	2.3
Netherlands	3.9
South Korea	1.8
Sweden	1.0
Switzerland	0.3
United Kingdom	5.9
United States	68.7
Other[1]	0.5
100.0%

1	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

250	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (October 31, 2015)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of nineteen operational exchange-traded funds as of October 31, 2015 (each a “Fund” and collectively, the “Funds”). The FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund and the FlexShares® Ready Access Variable Income Fund are non-diversified series of the Trust, pursuant to the 1940 Act. The FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund and the FlexShares® International Quality Dividend Dynamic Index Fund are diversified series of the Trust, pursuant to the 1940 Act.

The FlexShares Credit-Scored US Corporate Bond Index Fund commenced operations on November 12, 2014. The FlexShares US Quality Large Cap Index Fund and FlexShares Credit-Scored US Long Corporate Bond Index Fund commenced operations on September 23, 2015.

Each Fund, except the FlexShares Ready Access Variable Income Fund, seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). The FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality

Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund and the FlexShares Credit-Scored US Long Corporate Bond Index Fund seek to track Underlying Indices developed by Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”), a subsidiary of Northern Trust Corporation. The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund seek to track Underlying Indices sponsored by Morningstar, Inc. FlexShares STOXX® Global Broad Infrastructure Index Fund seeks to track an Underlying Index sponsored by STOXX. FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund seek to track Underlying Indices sponsored by Markit Indices Limited. The FlexShares Disciplined Duration MBS Index Fund seeks to track an Underlying Index sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc.

The FlexShares Ready Access Variable Income Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund seeks maximum current income consistent with the preservation of capital and liquidity. Each Fund, except the FlexShares Ready Access Variable Income Fund, is referred to herein as an “Index Fund.” Each Fund is managed by the Investment Adviser.

2. Significant Accounting Policies

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and

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Notes to the Financial Statements (cont.)

assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using readily available market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include, for example, periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. The portfolio securities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and FlexShares International Quality Dividend Dynamic Index Fund are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid

252	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when it approximates fair value.

Foreign securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets determined in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by an Index Provider to an Index Fund may adversely affect the Index Fund’s ability to track its Underlying Index.

Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options and swaps are valued at broker-provided bid prices. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Northern Trust Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Northern Trust Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI monitors markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Northern Trust Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Board.

FLEXSHARES ANNUAL REPORT	253

Notes to the Financial Statements (cont.)

The following is a summary of the valuations as of October 31, 2015 for each Fund based upon the three levels defined above. During the year ended October 31, 2015, there were two Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar US Market Factor Tilt Index
Investments
Common Stocks*	$753,227,699	$—	$—	$753,227,699
Rights	—	—	—	—
Warrant	—	—	—	—
Total Investments	$753,227,699	$—	$—	$753,227,699

Other Financial Instruments
Assets
Futures Contracts	$331,047	$—	$—	$331,047
Total Other Financial Instruments	$331,047	$—	$—	$331,047

	Level 1 — Quoted Prices*[a]	Level 2 — Other Significant Observable Inputs*[b]	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index
Investments
Common Stocks
Aerospace & Defense	$3,941,547	$5,429	$—	$3,946,976
Banks	68,142,457	—	537	68,142,994
Beverages	8,688,552	14,022	—	8,702,574
Biotechnology	1,659,339	35,936	—	1,695,275
Health Care Equipment & Supplies	4,392,346	46,272	—	4,438,618
Machinery	14,389,661	54,088	—	14,443,749
Other*	461,946,835	—	—	461,946,835
Rights	59,240	10,712	—	69,952
Total Investments	$563,219,977	$166,459	$537	$563,386,973

Other Financial Instruments
Assets
Futures Contracts	$315,502	$—	$—	$315,502
Forward Foreign Currency Contracts	—	28,592	—	28,592
Liabilities
Futures Contracts	(4,418)	—	—	(4,418)
Forward Foreign Currency Contracts	—	(40,969)	—	(40,969)
Total Other Financial Instruments	$311,084	$(12,377)	$—	$298,707

254	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/14	$609
Total gain or loss (realized/unrealized included in earnings)	(72)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 10/31/15	$537
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 10/31/15.	$(72)

Common Stock	Fair Value at 10/31/2015	Valuation Techniques	Unobservable Inputs	Sensitivity[1]
Banco Espirito Santo S.A.	$537	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

	Level 1 — Quoted Prices*[c]	Level 2 — Other Significant Observable Inputs*[d]	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index
Investments
Common Stocks
Construction & Engineering	$3,275,889	$59,782	$—	$3,335,671
Construction Materials	2,993,677	439,077	—	3,432,754
Diversified Financial Services	3,489,957	1,389	—	3,491,346
Electrical Equipment	1,554,538	64,546	—	1,619,084
Electronic Equipment, Instruments & Components	6,957,066	3,608	—	6,960,674
Hotels, Restaurants & Leisure	1,513,427	160,214	—	1,673,641
Household Durables	2,471,962	—	56	2,472,018
Marine	851,653	236,331	—	1,087,984
Paper & Forest Products	703,586	74,412	—	777,998
Pharmaceuticals	4,406,108	136,284	—	4,542,392
Real Estate Management & Development	8,439,715	13,285	—	8,453,000
Transportation Infrastructure	2,180,829	148,247	—	2,329,076
Other*	155,213,835	—	—	155,213,835
Corporate Bond*	—	10,314	—	10,314
Rights	—	2,978	—	2,978
Warrant	331	—	—	331
Total Investments	$194,052,573	$1,350,467	$56	$195,403,096

Other Financial Instruments
Assets
Futures Contracts	$126,336	$—	$—	$126,336
Forward Foreign Currency Contracts	—	6,909	—	6,909
Liabilities
Forward Foreign Currency Contracts	—	(11,611)	—	(11,611)
Total Other Financial Instruments	$126,336	$(4,702)	$—	$121,634

FLEXSHARES ANNUAL REPORT	255

Notes to the Financial Statements (cont.)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/14	$69
Total gain or loss (realized/unrealized included in earnings)	(13)
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of 10/31/15	$56
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 10/31/15.	$(13)

Common Stock	Fair Value at 10/31/2015	Valuation Techniques	Unobservable Inputs	Sensitivity[1]
Corp. GEO SAB de CV	$56	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Large Cap Index
Investments
Common Stocks*	$2,661,268	$—	$—	$2,661,268
Total Investments	$2,661,268	$—	$—	$2,661,268

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index
Investments
Common Stocks*	$1,990,811,814	$—	$—	$1,990,811,814
Total Investments	$1,990,811,814	$—	$—	$1,990,811,814
Other Financial Instruments
Assets
Futures Contracts	$576,405	$—	$—	$576,405
Forward Foreign Currency Contracts	—	247,965	—	247,965
Liabilities
Futures Contracts	(10,114)	—	—	(10,114)
Forward Foreign Currency Contracts	—	(144,700)	—	(144,700)
Total Other Financial Instruments	$566,291	$103,265	$—	$669,556

256	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*[e]	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global Broad Infrastructure Index
Investments
Common Stocks
Transportation Infrastructure	$31,722,308	$572,418	$—	$32,294,726
Other*	427,406,648	—	—	427,406,648
Total Investments	$459,128,956	$572,418	$—	$459,701,374

Other Financial Instruments
Assets
Futures Contracts	$421,189	$—	$—	$421,189
Forward Foreign Currency Contracts	—	142,183	—	142,183
Liabilities
Forward Foreign Currency Contracts	—	(16,265)	—	(16,265)
Total Other Financial Instruments	$421,189	$125,918	$—	$547,107

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Global Quality Real Estate Index
Investments
Common Stocks*	$130,829,750	$—	$—	$130,829,750
Total Investments	$130,829,750	$—	$—	$130,829,750

Other Financial Instruments
Assets
Futures Contracts	$87,229	$—	$—	$87,229
Forward Foreign Currency Contracts	—	6,825	—	6,825
Liabilities
Forward Foreign Currency Contracts	—	(2,494)	—	(2,494)
Total Other Financial Instruments	$87,229	$4,331	$—	$91,560

FLEXSHARES ANNUAL REPORT	257

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index
Investments
Common Stocks*	$700,267,423	$—	$—	$700,267,423
Total Investments	$700,267,423	$—	$—	$700,267,423

Other Financial Instruments
Assets
Futures Contracts	$259,192	$—	$—	$259,192
Total Other Financial Instruments	$259,192	$—	$—	$259,192

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Defensive Index
Investments
Common Stocks*	$189,706,311	$—	$—	$189,706,311
Rights	—	8,988	—	8,988
Total Investments	$189,706,311	$8,988	$—	$189,715,299

Other Financial Instruments
Assets
Futures Contracts	$124,464	$—	$—	$124,464
Total Other Financial Instruments	$124,464	$—	$—	$124,464

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Dynamic Index
Investments
Common Stocks*	$73,008,144	$—	$—	$73,008,144
Total Investments	$73,008,144	$—	$—	$73,008,144

Other Financial Instruments
Assets
Futures Contracts	$52,122	$—	$—	$52,122
Total Other Financial Instruments	$52,122	$—	$—	$52,122

258	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Index
Investments
Common Stocks*	$425,522,096	$—	$—	$425,522,096
Rights	16,340	15	—	16,355
Total Investments	$425,538,436	$15	$—	$425,538,451

Other Financial Instruments
Assets
Futures Contracts	$156,774	$—	$—	$156,774
Forward Foreign Currency Contracts	—	289,670	—	289,670
Liabilities
Futures Contracts	(30,053)	—	—	(30,053)
Forward Foreign Currency Contracts	—	(114,042)	—	(114,042)
Total Other Financial Instruments	$126,721	$175,628	$—	$302,349

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index
Investments
Common Stocks*	$86,075,786	$—	$—	$86,075,786
Right	9,304	—	—	9,304
Total Investments	$86,085,090	$—	$—	$86,085,090

Other Financial Instruments
Assets
Futures Contracts	$23,226	$—	$—	$23,226
Forward Foreign Currency Contracts	—	74,823	—	74,823
Liabilities
Futures Contracts	(51,511)	—	—	(51,511)
Forward Foreign Currency Contracts	—	(13,529)	—	(13,529)
Total Other Financial Instruments	$(28,285)	$61,294	$—	$33,009

FLEXSHARES ANNUAL REPORT	259

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Dynamic Index
Investments
Common Stocks*	$35,238,122	$—	$—	$35,238,122
Right	3,992	—	—	3,992
Total Investments	$35,242,114	$—	$—	$35,242,114

Other Financial Instruments
Assets
Futures Contracts	$133	$—	$—	$133
Forward Foreign Currency Contracts	—	17,821	—	17,821
Liabilities
Futures Contracts	(13,208)	—	—	(13,208)
Forward Foreign Currency Contracts	—	(6,328)	—	(6,328)
Total Other Financial Instruments	$(13,075)	$11,493	$—	$(1,582)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$1,974,242,892	$—	$1,974,242,892
Total Investments	$—	$1,974,242,892	$—	$1,974,242,892

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$431,508,057	$—	$431,508,057
Total Investments	$—	$431,508,057	$—	$431,508,057

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Disciplined Duration MBS Index
Investments
U.S. Government & Agency Securities	$—	$22,995,035	$—	$22,995,035
Total Investments	$—	$22,995,035	$—	$22,995,035

260	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Corporate Bond Index
Investments
Corporate Bonds*	$—	$12,395,390	$—	$12,395,390
Total Investments	$—	$12,395,390	$—	$12,395,390

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Long Corporate Bond Index
Investments
Corporate Bonds*	$—	$4,934,368	$—	$4,934,368
Total Investments	$—	$4,934,368	$—	$4,934,368

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Ready Access Variable Income
Investments
Asset-Backed Securities	$—	$9,238,135	$—	$9,238,135
Corporate Bonds*	—	73,471,269	—	73,471,269
Municipal Bonds	—	2,859,798	—	2,859,798
Commercial Paper	—	2,992,173	—	2,992,173
Repurchase Agreements	—	8,000,000	—	8,000,000
U.S. Treasury Obligation	—	910,277	—	910,277
Total Investments	$—	$97,471,652	$—	$97,471,652

*	See Schedules of Investments for segregation by industry type.

a	During the year ended October 31, 2015, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of security with a market value of $14,867 or 0.00% of the Fund’s net assets from Level 2 to Level 1 due to security being valued at unadjusted quoted market prices.

b	During the year ended October 31, 2015, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregated market value of $136,296 or 0.02% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

c	During the year ended October 31, 2015, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of security with a market value of $77,804 or 0.04% of the Fund’s net assets from Level 2 to Level 1 due to security being valued at unadjusted quoted market prices.

d	During the year ended October 31, 2015, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $1,335,785 or 0.67% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

e

During the year ended October 31, 2015, the FlexShares STOXX® Global Broad Infrastructure Index Fund changed classification of security with a market value of $572,418 or 0.12% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

1	The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

FLEXSHARES ANNUAL REPORT	261

Notes to the Financial Statements (cont.)

Foreign Securities

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund invest in publicly-traded equity securities of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Funds’ investments also may be in the form of ADRs and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in their Underlying Indexes. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

The FlexShares Credit-Scored US Corporate Bond Index Fund and FlexShares Credit-Scored US Long Corporate Bond Index Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations to the extent such bonds are included in each Fund’s underlying index.

The FlexShares Ready Access Variable Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose taxes and limits on investment and repatriation. Any of these events could cause the value of a Fund’s foreign investments to decline.

The FlexShares Morningstar Emerging Markets Factor Tilt Index Fund will invest primarily in emerging market countries. In addition, the FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund may invest its assets in emerging market countries. The FlexShares Ready Access Variable Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market.

Inflation-Indexed Securities

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-Protected Securities (“TIPS”). The FlexShares Ready Access Variable Income Fund may invest in inflation-indexed securities.

Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semiannual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring

262	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Mortgage-Backed Pass-Through Securities

The FlexShares Disciplined Duration MBS Index Fund invests primarily in U.S. agency mortgage-backed pass-through securities (“MBS”), a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government agencies: the Federal National Mortgage Association (FNMA or Fannie Mae), the

Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) or the Government National Mortgage Association (GNMA or Ginnie Mae) (each a “US Agency”).

Under normal circumstances, the Fund will invest at least 80% of its total assets in the securities of its Underlying Index and in “to-be announced transactions” (“TBA transactions”) that represent securities in its Underlying Index. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, coupon rate, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement.

Pending settlement of such contracts, the Fund will invest in liquid, short-term instruments.

Mortgage Dollar Rolls

The FlexShares Disciplined Duration MBS Index Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll involves the sale by the Fund of securities for delivery in the future (generally within 30 days). The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments.

For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund currently does not intend to enter into mortgage dollar rolls that are accounted for as financing and does not treat them as borrowings.

Repurchase Agreements

To the extent consistent with its investment policies, each Fund may enter into repurchase agreements under which it

FLEXSHARES ANNUAL REPORT	263

Notes to the Financial Statements (cont.)

purchases securities (collateral) for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for JP Morgan Chase, the Fund’s custodian, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent on behalf of various disclosed principals, including the Funds and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Funds and does not collect any additional fees from the Funds for such services. At October 31, 2015, only the FlexShares Ready Access Variable Income Fund had entered into repurchase agreements, as reflected in its Schedule of Investments.

Derivative Contracts

Futures Contracts

All of the Index Funds may invest in futures contracts to help track the price and yield performance of their underlying indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments to be made or received by the Funds equal to the change in contract value are recorded as variation margin payable or receivable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect unrealized gains or losses on open futures contracts, as “Net change in unrealized appreciation (depreciation) on futures contracts”, and any realized gains (losses) on closed futures contracts as “Net realized gain (loss) on futures contracts”. As of October 31, 2015, the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts present the following risks: imperfect correlation between the change in market value of a Fund’s securities and the price of futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protection as U.S. exchanges.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates

264	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Fund’s index provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received, and the portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) on investment in securities” on the Statements of Operations. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies” on the Statements of Operations.

Forward Foreign Currency Exchange Contracts

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Index Funds, however, do not expect to engage in currency transactions for speculative purposes or for purposes of hedging against declines in the value of an Index

Fund’s assets that are denominated in a foreign currency. The FlexShares Ready Access Variable Income Fund also may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. The Fund, however, does not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). All forward foreign currency exchange contracts held are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The difference between the future foreign currency exchange rates at the date of entry into the contract and the rates at the reporting date are included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” in the Statement of Operations.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in “Net realized gain (loss) on foreign currency transactions” and unrealized gains or losses in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts”. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

FLEXSHARES ANNUAL REPORT	265

Notes to the Financial Statements (cont.)

As of October 31, 2015, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund, had open forward foreign currency contracts.

Offsetting of Financial Assets and Derivative Assets

The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement or similar agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the fund and the applicable counterparty. In the event of a default, the agreement provides the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. The Funds’ right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject.

For financial reporting purposes, the Trust can offset financial assets and financial liabilities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund that are subject to master netting arrangements or similar agreements in the Statements of Assets and Liabilities. The following table presents the gross and net amounts of these assets and liabilities:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Bank of New York	1,905	(696)	—	1,209
	Foreign Currency Contracts — Citibank N.A.	2,829	(2,829)	—	—
	Foreign Currency Contracts — Goldman Sachs	4,280	—	—	4,280
	Foreign Currency Contracts — JPMorgan Chase Bank	2,209	(2,209)	—	—
	Foreign Currency Contracts — Morgan Stanley	14,475	(14,475)	—	—
	Foreign Currency Contracts — Societe Generale	965	(965)	—	—
	Foreign Currency Contracts — The Toronto-Dominion Bank	1,929	—	—	1,929
	Total	$28,592	$(21,174)	$—	$7,418

266	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — Citibank N.A.	$1,868	$(27)	$—	$1,841
	Foreign Currency Contracts — Goldman Sachs	—	—	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	3,710	—	—	3,710
	Foreign Currency Contracts — Morgan Stanley	55	(55)	—	—
	Foreign Currency Contracts — Societe Generale	1,276	(1,276)	—	—
	Foreign Currency Contracts — The Toronto-Dominion Bank	—	—	—	—
	Total	$6,909	$(1,358)	$—	$5,551
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Bank of Montreal	$2,872	$(2,872)	$—	$—
	Foreign Currency Contracts — Bank of New York	18,158	—	—	18,158
	Foreign Currency Contracts — Citibank N.A.	15,802	(4,094)	—	11,708
	Foreign Currency Contracts — Goldman Sachs	—	—	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	9,394	(9,394)	—	—
	Foreign Currency Contracts — Morgan Stanley	95,681	(33,321)	—	62,360
	Foreign Currency Contracts — Societe Generale	106,058	(143)	—	105,915
	Foreign Currency Contracts — The Toronto-Dominion Bank	—	—	—	—
	Total	$247,965	$(49,824)	$—	$198,141
FlexShares® STOXX® Global Broad Infrastructure Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Bank of New York	2,112	—	—	2,112
	Foreign Currency Contracts — Citibank N.A.	855	(855)	—	—
	Foreign Currency Contracts — Goldman Sachs	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	106,943	(6,498)	—	100,445
	Foreign Currency Contracts — Societe Generale	32,273	—	—	32,273
	Foreign Currency Contracts — The Toronto-Dominion Bank	—	—	—	—
	Total	$142,183	$(7,353)	$—	$134,830
FlexShares® Global Quality Real Estate Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Bank of New York	347	(2)	—	345
	Foreign Currency Contracts — Citibank N.A.	243	(175)	—	68
	Foreign Currency Contracts — Goldman Sachs	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	3,392	(708)	—	2,684
	Foreign Currency Contracts — Societe Generale	96	(61)	—	35
	Foreign Currency Contracts — The Toronto-Dominion Bank	2,747	—	—	2,747
	Total	$6,825	$(946)	$—	$5,879

FLEXSHARES ANNUAL REPORT	267

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares® International Quality Dividend Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Bank of New York	11,171	(39)	—	11,132
	Foreign Currency Contracts — Citibank N.A.	15,042	(2,603)	—	12,439
	Foreign Currency Contracts — JPMorgan Chase Bank	5,068	(5,068)	—	—
	Foreign Currency Contracts — Morgan Stanley	34,219	(34,219)	—	—
	Foreign Currency Contracts — Societe Generale	224,170	(34,691)	—	189,479
	Total	$289,670	$(76,620)	$—	$213,050
FlexShares® International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Bank of New York	3,912	—	—	3,912
	Foreign Currency Contracts — Citibank N.A.	—	—	—	—
	Foreign Currency Contracts — Goldman Sachs	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	34,790	(6,627)	—	28,163
	Foreign Currency Contracts — Societe Generale	36,121	(5)	—	36,116
	Foreign Currency Contracts — The Toronto-Dominion Bank	—	—	—	—
	Total	$74,823	$(6,632)	$—	$68,191
FlexShares® International Quality Dividend Dynamic Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Bank of New York	1,876	—	—	1,876
	Foreign Currency Contracts — Citibank N.A.	1,437	(224)	—	1,213
	Foreign Currency Contracts — Goldman Sachs	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	12,436	(5,935)	—	6,501
	Foreign Currency Contracts — Societe Generale	1,809	—	—	1,809
	Foreign Currency Contracts — The Toronto-Dominion Bank	263	—	—	263
	Total	$17,821	$(6,159)	$—	$11,662
FlexShares® Ready Access Variable Income Fund	Repurchase Agreements — SG Americas Securities LLC	$8,000,000	$(8,000,000)	$—	$—

268	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Bank of Montreal	$(2,423)	$—	$—	$(2,423)
	Foreign Currency Contracts — Bank of New York	(696)	696	—	—
	Foreign Currency Contracts — Citibank N.A.	(7,682)	2,829	—	(4,853)
	Foreign Currency Contracts — Goldman Sachs	—	—	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	(2,604)	2,209	—	(395)
	Foreign Currency Contracts — Morgan Stanley	(26,017)	14,475	—	(11,542)
	Foreign Currency Contracts — Societe Generale	(1,547)	965	—	(582)
	Foreign Currency Contracts — The Toronto-Dominion Bank	—	—	—	—
	Total	$(40,969)	$21,174	$—	$(19,795)
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — Citibank N.A.	$(27)	$27	$—	$—
	Foreign Currency Contracts — Goldman Sachs	(5,383)	—	—	(5,383)
	Foreign Currency Contracts — JPMorgan Chase Bank	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	(1,975)	55	—	(1,920)
	Foreign Currency Contracts — Societe Generale	(3,980)	1,276	—	(2,704)
	Foreign Currency Contracts — The Toronto-Dominion Bank	(246)	—	—	(246)
	Total	$(11,611)	$1,358	$—	$(10,253)
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Bank of Montreal	$(29,526)	$2,872	$—	$(26,654)
	Foreign Currency Contracts — Bank of New York	—	—	—	—
	Foreign Currency Contracts — Citibank N.A.	(4,094)	4,094	—	—
	Foreign Currency Contracts — Goldman Sachs	(33,878)	—	—	(33,878)
	Foreign Currency Contracts — JPMorgan Chase Bank	(13,242)	9,394	—	(3,848)
	Foreign Currency Contracts — Morgan Stanley	(33,321)	33,321	—	—
	Foreign Currency Contracts — Societe Generale	(143)	143	—	—
	Foreign Currency Contracts — The Toronto-Dominion Bank	(30,496)	—	—	(30,496)
	Total	$(144,700)	$49,824	$—	$(94,876)
FlexShares® STOXX® Global Broad Infrastructure Index Fund	Foreign Currency Contracts — Bank of Montreal	$(21)	$—	$—	$(21)
	Foreign Currency Contracts — Bank of New York	—	—	—	—
	Foreign Currency Contracts — Citibank N.A.	(1,290)	855	—	(435)
	Foreign Currency Contracts — Goldman Sachs	(2,518)	—	—	(2,518)
	Foreign Currency Contracts — Morgan Stanley	(6,498)	6,498	—	—
	Foreign Currency Contracts — Societe Generale	—	—	—	—
	Foreign Currency Contracts — The Toronto-Dominion Bank	(5,938)	—	—	(5,938)
	Total	$(16,265)	$7,353	$—	$(8,912)

FLEXSHARES ANNUAL REPORT	269

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares® Global Quality Real Estate Index Fund	Foreign Currency Contracts — Bank of Montreal	$(189)	$—	$—	$(189)
	Foreign Currency Contracts — Bank of New York	(2)	2	—	—
	Foreign Currency Contracts — Citibank N.A.	(175)	175	—	—
	Foreign Currency Contracts — Goldman Sachs	(1,359)	—	—	(1,359)
	Foreign Currency Contracts — Morgan Stanley	(708)	708	—	—
	Foreign Currency Contracts — Societe Generale	(61)	61	—	—
	Foreign Currency Contracts — The Toronto-Dominion Bank	—	—	—	—
	Total	$(2,494)	$946	$—	$(1,548)
FlexShares® International Quality Dividend Index Fund	Foreign Currency Contracts — Bank of Montreal	$(11,055)	$—	$—	$(11,055)
	Foreign Currency Contracts — Bank of New York	(39)	39	—	—
	Foreign Currency Contracts — Citibank N.A.	(2,603)	2,603	—	—
	Foreign Currency Contracts — JPMorgan Chase Bank	(23,425)	5,068	—	(18,357)
	Foreign Currency Contracts — Morgan Stanley	(42,229)	34,219	—	(8,010)
	Foreign Currency Contracts — Societe Generale	(34,691)	34,691	—	—
	Total	$(114,042)	$76,620	$—	$(37,422)
FlexShares® International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — Bank of Montreal	$(39)	$—	$—	$(39)
	Foreign Currency Contracts — Bank of New York	—	—	—	—
	Foreign Currency Contracts — Citibank N.A.	(1,489)	—	—	(1,489)
	Foreign Currency Contracts — Goldman Sachs	(5,066)	—	—	(5,066)
	Foreign Currency Contracts — Morgan Stanley	(6,627)	6,627	—	—
	Foreign Currency Contracts — Societe Generale	(5)	5	—	—
	Foreign Currency Contracts — The Toronto-Dominion Bank	(303)	—	—	(303)
	Total	$(13,529)	$6,632	$—	$(6,897)
FlexShares® International Quality Dividend Dynamic Index Fund	Foreign Currency Contracts — Bank of Montreal	$0 †	$—	$—	$0 †
	Foreign Currency Contracts — Bank of New York	—	—	—	—
	Foreign Currency Contracts — Citibank N.A.	(224)	224	—	—
	Foreign Currency Contracts — Goldman Sachs	(169)	—	—	(169)
	Foreign Currency Contracts — Morgan Stanley	(5,935)	5,935	—	—
	Foreign Currency Contracts — Societe Generale	—	—	—	—
	Foreign Currency Contracts — The Toronto-Dominion Bank	—	—	—	—
	Total	$(6,328)	$6,159	$—	$(169)

†	Amount is less than $0.50.

270	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of October 31, 2015

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	$331,047
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	315,502
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(4,418)
Foreign Currency Contracts	Bank of New York, Citibank N.A., Goldman Sachs, JPMorgan Chase Bank, Morgan Stanley, Societe Generale and The Toronto- Dominion Bank	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	28,592
Foreign Currency Contracts	Bank of Montreal, Bank of New York, Citibank N.A., JPMorgan Chase Bank, Morgan Stanley and Societe Generale	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(40,969)
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	126,336

FLEXSHARES ANNUAL REPORT	271

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Citibank N.A., JPMorgan Chase Bank, Morgan Stanley, and Societe Generale	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$6,909
Foreign Currency Contracts	Citibank N.A., Goldman Sachs, Morgan Stanley, Societe Generale and The Toronto- Dominion Bank	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(11,611)
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	576,405
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(10,114)
Foreign Currency Contracts	Bank of Montreal, Bank of New York, Citibank N.A., JPMorgan Chase Bank, Morgan Stanley and Societe Generale	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	247,965

272	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Bank of Montreal, Citibank N.A., Goldman Sachs, JPMorgan Chase Bank, Morgan Stanley, Societe Generale and The Toronto- Dominion Bank	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	$(144,700)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	421,189
Foreign Currency Contracts	Bank of New York, Citibank N.A., Morgan Stanley, and Societe Generale	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	142,183
Foreign Currency Contracts	Bank of Montreal, Citibank N.A., Goldman Sachs, Morgan Stanley and The Toronto- Dominion Bank	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(16,265)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Global Quality Real Estate Index Fund	87,229

FLEXSHARES ANNUAL REPORT	273

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Bank of New York, Citibank N.A., Morgan Stanley, Societe Generale and The Toronto- Dominion Bank	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	$6,825
Foreign Currency Contracts	Bank of Montreal, Bank of New York, Citibank N.A., Goldman Sachs, Morgan Stanley, and Societe Generale	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	(2,494)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Quality Dividend Index Fund	259,192
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Quality Dividend Defensive Index Fund	124,464
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Quality Dividend Dynamic Index Fund	52,122
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares International Quality Dividend Index Fund	156,774
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts	FlexShares International Quality Dividend Index Fund	(30,053)

274	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Bank of New York, Citibank N.A., JPMorgan Chase Bank, Morgan Stanley, and Societe Generale	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	$289,670
Foreign Currency Contracts	Bank of Montreal, Bank of New York, Citibank N.A., JPMorgan Chase Bank, Morgan Stanley, and Societe Generale	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	(114,042)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares International Quality Dividend Defensive Index Fund	23,226
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts	FlexShares International Quality Dividend Defensive Index Fund	(51,511)
Foreign Currency Contracts	Bank of New York, Morgan Stanley, and Societe Generale	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	74,823

FLEXSHARES ANNUAL REPORT	275

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Bank of Montreal, Citibank N.A., Goldman Sachs, Morgan Stanley, Societe Generale and The Toronto- Dominion Bank	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	$(13,529)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	133
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	(13,208)
Foreign Currency Contracts	Bank of Montreal, Bank of New York, Citibank N.A., Morgan Stanley, Societe Generale and The Toronto- Dominion Bank	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Dynamic Index Fund	17,821
Foreign Currency Contracts	Citibank N.A., Goldman Sachs and Morgan Stanley	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Dynamic Index Fund	(6,328)

276	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2015

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	$616,917	$136,012
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	66,957	324,172
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(115,811)	53,774
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(339,201)	102,226
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	49,124	12,154
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares US Quality Large Cap Index Fund	7,433	—
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	120,953	835,237

FLEXSHARES ANNUAL REPORT	277

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	$(794,227)	$153,519
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(141,538)	409,084
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(150,996)	180,534
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Global Quality Real Estate Index Fund	98,247	64,304
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	32,717	1,735
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Index Fund	524,294	101,040
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Defensive Index Fund	149,905	16,688
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Dynamic Index Fund	66,472	38,255

278	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Index Fund	$(664,898)	$116,693
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	(109,265)	186,586
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Defensive Index Fund	(110,039)	(61,862)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	(130,338)	152,404
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	(105,120)	(45,303)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Dynamic Index Fund	(32,012)	11,493

At October 31, 2015, the volume of derivative activities, which represents activities throughout the period, was as follows:

	Foreign Exchange Contracts		Equity Contracts
Fund	Number of Trades	Average Notional Amount	Number of Trades	Average Notional Amount
Flexshares® Morningstar US Market Factor Tilt Index Fund	—	$—	72	$113,689
Flexshares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	21	274,579	103	63,693

FLEXSHARES ANNUAL REPORT	279

Notes to the Financial Statements (cont.)

	Foreign Exchange Contracts		Equity Contracts
Fund	Number of Trades	Average Notional Amount	Number of Trades	Average Notional Amount
Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund	10	$116,890	62	$42,185
Flexshares® Morningstar Global Upstream Natural Resources Index Fund	32	956,615	176	77,337
Flexshares® STOXX® Global Broad Infrastructure Index Fund	16	390,205	108	73,973
Flexshares® Global Quality Real Estate Index Fund	15	140,699	15	88,794
Flexshares® Quality Dividend Index Fund	—	—	32	103,685
Flexshares® Quality Dividend Defensive Index Fund	—	—	18	103,685
Flexshares® Quality Dividend Dynamic Index Fund	—	—	7	103,685
Flexshares® International Quality Dividend Index Fund	32	549,744	91	55,330
Flexshares® International Quality Dividend Defensive Index Fund	17	191,440	86	21,231
Flexshares® International Quality Dividend Dynamic Index Fund	15	113,977	21	19,568

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of October 31, 2015, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

Dividends from net investment income, including any net foreign currency gains, are generally declared and paid by each Fund according to the following schedule:

Dividends from Net Investment Income
Fund	Declared And Paid Annually	Declared And Paid Monthly	Declared And Paid Quarterly
FlexShares Morningstar US Market Factor Tilt Index Fund	x
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	x
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	x
FlexShares US Quality Large Cap Index Fund			x
FlexShares Morningstar Global Upstream Natural Resources Index Fund	x
FlexShares STOXX® Global Broad Infrastructure Index Fund			x

280	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Dividends from Net Investment Income
Fund	Declared And Paid Annually	Declared And Paid Monthly	Declared And Paid Quarterly
FlexShares Global Quality Real Estate Index Fund			x
FlexShares Quality Dividend Index Fund			x
FlexShares Quality Dividend Defensive Index Fund			x
FlexShares Quality Dividend Dynamic Index Fund			x
FlexShares International Quality Dividend Index Fund			x
FlexShares International Quality Dividend Defensive Index Fund			x
FlexShares International Quality Dividend Dynamic Index Fund			x
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund		x
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund		x
FlexShares Disciplined Duration MBS Index Fund		x
FlexShares Credit-Scored Scored US Corporate Bond Index Fund		x
FlexShares Credit-Scored US Long Corporate Bond Index Fund		x
FlexShares Ready Access Variable Income Fund		x

Distribution of net realized securities gains, if any, generally are distributed at least annually. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to improve tracking error, to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains. Tracking error is a measurement of how much the return on a portfolio deviates from the return on its benchmark index.

Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transaction and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, paydown loss reclass, net operating loss disallowed, designation of tax distributions as a return of capital, foreign currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in

FLEXSHARES ANNUAL REPORT	281

Notes to the Financial Statements (cont.)

non-REITs, and nondeductible expenses resulted in the following reclassifications, as of October 31, 2015 (the Funds’ tax year end), among the Funds’ components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in Capital
FlexShares Morningstar US Market Factor Tilt Index Fund	$(107,323)	$(5,704,792)	$5,812,115
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	88,011	(14,937,663)	14,849,652
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(188,783)	(1,419,076)	1,607,859
FlexShares US Quality Large Cap Index Fund	—	—	—
FlexShares Morningstar Global Upstream Natural Resources Index Fund	(1,663,277)	(22,853,441)	24,516,718
FlexShares STOXX® Global Broad Infrastructure Index Fund	(335,495)	335,495	—
FlexShares Global Quality Real Estate Index Fund	79,191	(77,833)	(1,358)
FlexShares Quality Dividend Index Fund	(374,939)	(15,926,347)	16,301,286
FlexShares Quality Dividend Defensive Index Fund	(47,811)	(2,152,017)	2,199,828
FlexShares Quality Dividend Dynamic Index Fund	(65,079)	(4,171,972)	4,237,051
FlexShares International Quality Dividend Index Fund	(667,726)	(1,199,338)	1,867,064
FlexShares International Quality Dividend Defensive Index Fund	(102,426)	(1,508,831)	1,611,257
FlexShares International Quality Dividend Dynamic Index Fund	(24,959)	2,638,144	(2,613,185)
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	9,068,467	4,274,416	(13,342,883)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	—	238,501	(238,501)
FlexShares Disciplined Duration MBS Index Fund	379,005	(379,005)	—
FlexShares Credit-Scored US Corporate Bond Index Fund	—	—	—
FlexShares Credit-Scored US Long Corporate Bond Index Fund	—	—	—
FlexShares Ready Access Variable Income Fund	—	(20,376)	20,376

As of October 31, 2015, the tax character of distributions paid for the tax year ended October 31, 2015, and October 31, 2014, were as follows:

	Year Ended October 31, 2015				Year Ended October 31, 2014
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax Return of Capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax Return of Capital	Total Distributions
FlexShares Morningstar US Market Factor Tilt Index Fund	$10,104,239	$—	$—	$10,104,239	$5,137,367	$—	$—	$5,137,367
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	16,879,469	—	—	16,879,469	4,185,751	—	—	4,185,751

282	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

	Year Ended October 31, 2015				Year Ended October 31, 2014
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax Return of Capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax Return of Capital	Total Distributions
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$4,902,676	$—	$—	$4,902,676	$1,505,217	$—	$—	$1,505,217
FlexShares US Quality Large Cap Index Fund*	—	—	—	—	—	—	—	—
FlexShares Morningstar Global Upstream Natural Resources Index Fund	68,313,771	—	—	68,313,771	54,468,059	—	—	54,468,059
FlexShares STOXX®Global Broad Infrastructure Index Fund	7,352,334	—	—	7,352,334	4,427,436	—	—	4,427,436
FlexShares Global Quality Real Estate Index Fund	2,097,648	—	—	2,097,648	464,407	—	—	464,407
FlexShares Quality Dividend Index Fund	18,320,477	—	—	18,320,477	12,965,734	29,572	—	12,995,306
FlexShares Quality Dividend Defensive Index Fund	4,730,997	—	—	4,730,997	1,852,047	—	—	1,852,047
FlexShares Quality Dividend Dynamic Index Fund	2,673,680	—	—	2,673,680	1,419,125	—	—	1,419,125
FlexShares International Quality Dividend Index Fund	14,909,952	—	—	14,909,952	7,109,283	—	—	7,109,283
FlexShares International Quality Dividend Defensive Index Fund	3,831,030	—	—	3,831,030	1,562,896	—	—	1,562,896
FlexShares International Quality Dividend Dynamic Index Fund	2,416,579	—	—	2,416,579	704,632	—	—	704,632
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	—	—	1,721,740	1,721,740	8,720,353	—	7,550,019	16,270,372
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	843,582	—	190,336	1,033,918	2,845,439	—	841,862	3,687,301
FlexShares Disciplined Duration MBS Index Fund	412,483	—	—	412,483	11,891	—	—	11,891
FlexShares Credit-Scored US Corporate Bond Index Fund*	115,873	—	—	115,873	—	—	—	—

FLEXSHARES ANNUAL REPORT	283

Notes to the Financial Statements (cont.)

	Year Ended October 31, 2015				Year Ended October 31, 2014
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax Return of Capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax Return of Capital	Total Distributions
FlexShares Credit-Scored US Long Corporate Bond Index Fund*	$—	$—	$—	$—	$—	$—	$—	$—
FlexShares Ready Access Variable Income Fund	632,534	8,869	—	641,403	318,043	505	—	318,548

*	The FlexShares Credit-Scored US Corporate Bond Index Fund commenced investment operations on November 12, 2014. The FlexShares US Quality Large Cap Index Fund and FlexShares Credit-Scored US Long Corporate Bond Index Fund commenced investment operations on September 23, 2015.

As of October 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Year Ended October 31, 2015
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital Losses and Other Losses	Unrealized Appreciated/ (Depreciated)
FlexShares Morningstar US Market Factor Tilt Index Fund	$10,722,464	$—	$(15,907,028)	$162,210,804
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	12,404,817	—	(16,330,519)	(25,277,841)
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	3,599,053	—	(17,908,614)	(19,821,621)
FlexShares US Quality Large Cap Index Fund	3,221	—	(2,016)	161,103
FlexShares Morningstar Global Upstream Natural Resources Index Fund	64,146,310	—	(117,795,479)	(774,326,484)
FlexShares STOXX® Global Broad Infrastructure Index Fund	1,200,238	—	(5,349,570)	(1,010,905)
FlexShares Global Quality Real Estate Index Fund	540,825	—	(483,648)	7,242,908
FlexShares Quality Dividend Index Fund	1,861,250	—	(4,821,184)	50,685,482
FlexShares Quality Dividend Defensive Index Fund	486,393	—	(1,400,884)	13,584,571
FlexShares Quality Dividend Dynamic Index Fund	418,044	—	(2,061,652)	3,566,968
FlexShares International Quality Dividend Index Fund	910,274	—	(27,702,034)	(28,061,547)
FlexShares International Quality Dividend Defensive Index Fund	400,724	—	(7,648,170)	(6,369,960)
FlexShares International Quality Dividend Dynamic Index Fund	170,454	—	(4,818,673)	(3,184,553)
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	—	—	(38,722,078)	(17,453,656)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	—	—	(9,783,543)	(5,275,384)
FlexShares Disciplined Duration MBS Index Fund	205,092	—	(351,636)	(36,269)
FlexShares Credit-Scored US Corporate Bond Index Fund	26,874	—	(5,729)	20,742
FlexShares Credit-Scored US Long Corporate Bond Index Fund	23,209	—	—	5,370
FlexShares Ready Access Variable Income Fund	116,560	—	—	(96,599)

284	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. For the tax year ended October 31, 2015, the Funds have no pre-enactment loss carry-forwards since the Funds commenced operations after the effective date of the Act.

Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

For the tax year ended October 31, 2015, the following Funds had available post-enactment capital loss carryforwards to offset future net capital gains to the extent provided by regulations:

Fund	Short-Term	Long-Term	Total
FlexShares Morningstar US Markets Factor Tilt Index Fund	$15,907,028	$—	$15,907,028
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	10,767,629	5,562,890	16,330,519
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	4,169,091	13,739,523	17,908,614
FlexShares US Quality Large Cap Index Fund	2,016	—	2,016
FlexShares Morningstar Global Upstream Natural Resources Index Fund	113,121,008	4,674,471	117,795,479
FlexShares STOXX® Global Broad Infrastructure Index Fund	3,359,261	1,990,309	5,349,570

Fund	Short-Term	Long-Term	Total
FlexShares Global Quality Real Estate Index Fund	$483,648	$—	$483,648
FlexShares Quality Dividend Index Fund	4,821,184	—	4,821,184
FlexShares Quality Dividend Defensive Index Fund	1,400,884	—	1,400,884
FlexShares Quality Dividend Dynamic Index Fund	2,061,652	—	2,061,652
FlexShares International Quality Dividend Index Fund	23,140,642	4,561,392	27,702,034
FlexShares International Quality Dividend Defensive Index Fund	6,611,322	1,036,848	7,648,170
FlexShares International Quality Dividend Dynamic Index Fund	4,218,602	600,071	4,818,673
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	32,501,926	6,220,152	38,722,078
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	9,004,291	779,252	9,783,543
FlexShares Disciplined Duration MBS Ready Index Fund	345,700	5,936	351,636
FlexShares Credit-Scored US Corporate Bond Index Fund	5,729	—	5,729
FlexShares Credit-Scored US Long Corporate Bond Index Fund	—	—	—
FlexShares Ready Access Variable Income Fund	—	—	—

FLEXSHARES ANNUAL REPORT	285

Notes to the Financial Statements (cont.)

During the year ended October 31, 2015, FlexShares Morningstar Global Upstream Natural Resources Index Fund utilized capital loss carryforwards of $4,409,260.

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. If, at the close of the taxable year, more than 50% in value of a Fund’s assets consists of stock or securities in foreign corporations the Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow all shareholders to either (1) credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (2) take that amount as an itemized deduction. If a Fund is not eligible to make this election or is eligible but does not make the election, it will be entitled to deduct such taxes in computing the amounts it is required to distribute.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the yield to maturity method. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, and FlexShares Credit-Scored US Long Corporate Bond Index Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Trust’s Board.

286	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the unitary management fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the following fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The unitary management fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee
FlexShares Morningstar US Market Factor Tilt Index Fund	0.27%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.42%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	0.65%
FlexShares US Quality Large Cap Index Fund	0.32%
FlexShares Morningstar Global Upstream Natural Resources Index Fund	0.48%
FlexShares STOXX® Global Broad Infrastructure Index Fund	0.47%
FlexShares Global Quality Real Estate Index Fund	0.45%
FlexShares Quality Dividend Index Fund	0.37%
FlexShares Quality Dividend Defensive Index Fund	0.37%
FlexShares Quality Dividend Dynamic Index Fund	0.37%
FlexShares International Quality Dividend Index Fund	0.47%
FlexShares International Quality Dividend Defensive Index Fund	0.47%

Fund	Unitary Management Fee
FlexShares International Quality Dividend Dynamic Index Fund	0.47%
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	0.20%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	0.20%
FlexShares Disciplined Duration MBS Index Fund	0.20%
FlexShares Credit-Scored US Corporate Bond Index Fund	0.22%
FlexShares Credit-Scored US Long Corporate Bond Index Fund	0.22%
FlexShares Ready Access Variable Income Fund	0.25%

The Investment Adviser may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary waiver in the future at its discretion.

Amounts voluntarily waived by the Investment Adviser may not be recouped by the Investment Adviser. As of the period ended October 31, 2015, no advisory fees had been waived.

5. Administration Fees

JPMorgan Chase Bank, N.A. (“the Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its

FLEXSHARES ANNUAL REPORT	287

Notes to the Financial Statements (cont.)

subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

NTI has contractually agreed with each Fund to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel paid by each Fund until at least March 1, 2016. After this date, NTI and each Fund may mutually agree to extend the contractual arrangement. The Board may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

The Trust has adopted a deferred compensation plan (“DC Plan”) for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, an Independent Trustee may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently under the DC Plan are the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares Ready Access Variable Income Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

8. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board of Trustees approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. The Funds did not pay any 12b-1 fees during the fiscal year.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees remaining in the Funds were as follows:

Fund	As of October 31, 2015	As of October 31, 2014
FlexShares Morningstar US Market Factor Tilt Index Fund	$0	$7,500
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	20,000	60,000
FlexShares Morningstar Emerging Market Factor Tilt Index Fund	0	25,000
FlexShares US Quality Large Cap Index Fund	500	N/A
FlexShares Morningstar Global Upstream Natural Resources Index Fund	9,000	24,000
FlexShares STOXX® Global Broad Infrastructure Index Fund	12,000	12,000
FlexShares Global Quality Real Estate Index Fund	12,000	20,000
FlexShares Quality Dividend Index Fund	5,500	19,000
FlexShares Quality Dividend Defensive Index Fund	0	10,000
FlexShares Quality Dividend Dynamic Index Fund	0	5,000
FlexShares International Quality Dividend Index Fund	15,000	95,000

288	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	As of October 31, 2015	As of October 31, 2014
FlexShares International Quality Dividend Defensive Index Fund	$0	$30,000
FlexShares International Quality Dividend Dynamic Index Fund	15,000	55,000
FlexShares Disciplined Duration MBS Index Fund	800	400
FlexShares Credit-Scored US Corporate Bond Index Fund	1,000	N/A
FlexShares Credit-Scored US Long Corporate Bond Index Fund	500	N/A
FlexShares Ready Access Variable Income Fund	350	700

10. Investment Transactions

For the year ended October 31, 2015, the FlexShares iBoxx 3-Year Target Duration TIPS Index, FlexShares iBoxx 5-Year Target Duration TIPS Index and FlexShares Disciplined Duration MBS Index Funds invested solely in U.S. Government securities. The cost of securities purchased by each Fund and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the year ended October 31, 2015, were as follows:

Fund	Purchases	Sales
FlexShares Morningstar US Market Factor Tilt Index Fund	$392,200,126	$386,234,853
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	143,340,078	158,935,577
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	65,028,066	82,705,340
FlexShares US Quality Large Cap Index Fund	200,280	73,927
FlexShares Morningstar Global Upstream Natural Resources Index Fund	313,190,206	310,686,549
FlexShares STOXX® Global Broad Infrastructure Index Fund	54,611,451	48,644,161

Fund	Purchases	Sales
FlexShares Global Quality Real Estate Index Fund	$73,899,834	$70,915,196
FlexShares Quality Dividend Index Fund	574,810,538	566,335,990
FlexShares Quality Dividend Defensive Index Fund	165,389,997	160,136,818
FlexShares Quality Dividend Dynamic Index Fund	79,930,036	80,082,450
FlexShares International Quality Dividend Index Fund	295,117,031	278,380,841
FlexShares International Quality Dividend Defensive Index Fund	80,789,739	76,286,035
FlexShares International Quality Dividend Dynamic Index Fund	60,274,742	62,499,252
FlexShares iBoxx 3-YearTarget Duration TIPS Index Fund	1,786,948,391	1,774,319,777
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	464,868,640	461,963,300
FlexShares Disciplined Duration MBS Index Fund	45,312,905	26,990,430
FlexShares Credit-Scored US Corporate Bond Index Fund	11,981,631	4,458,209
FlexShares Credit-Scored US Long Corporate Bond Index Fund	—	—
FlexShares Ready Access Variable Income Fund*	52,766,273	26,765,055

*	Include $3,499,121 in purchases and $3,431,907 in sales in U.S. Government Securities.

11. In-Kind Transactions

During the year ended October 31, 2015, the Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended October 31,

FLEXSHARES ANNUAL REPORT	289

Notes to the Financial Statements (cont.)

2015, the fair value of the securities received for subscriptions for each Fund was as follows:

Fund	Fair Value
FlexShares Morningstar US Market Factor Tilt Index Fund	$25,519,772
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	73,944,377
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	—
FlexShares US Quality Large Cap Index Fund	2,383,281
FlexShares Morningstar Global Upstream Natural Resources Index Fund	331,009,428
FlexShares STOXX® Global Broad Infrastructure Index Fund	235,784,559
FlexShares Global Quality Real Estate Index Fund	67,080,660
FlexShares Quality Dividend Index Fund	200,230,168
FlexShares Quality Dividend Defensive Index Fund	72,156,219
FlexShares Quality Dividend Dynamic Index Fund	10,404,990
FlexShares International Quality Dividend Index Fund	158,030,815
FlexShares International Quality Dividend Defensive Index Fund	59,673,746
FlexShares International Quality Dividend Dynamic Index Fund	34,633,963
FlexShares iBoxx 3-YearTarget Duration TIPS Index Fund	80,424,522
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	144,737,639
FlexShares Disciplined Duration MBS Index Fund	—
FlexShares Credit-Scored US Corporate Bond Index Fund	4,908,691
FlexShares Credit-Scored US Long Corporate Bond Index Fund	4,929,862
FlexShares Ready Access Variable Income Fund	—

During the year ended October 31, 2015, the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund,

FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index, FlexShares iBoxx 5-Year Target Duration TIPS Index and FlexShares Ready Access Variable Income Fund delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction. For the year ended October 31, 2015, the fair value and realized gains (losses) of the securities transferred for redemptions for each Fund was as follows:

Fund	Fair Value	Net Realized Gains(Losses)
FlexShares Morningstar US Market Factor Tilt Index Fund	$13,129,972	$5,807,309
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	109,695,839	15,213,686
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	9,205,103	1,662,566
FlexShares Morningstar Global Upstream Natural Resources Index Fund	551,591,221	24,891,885
FlexShares Quality Dividend Index Fund	93,445,703	16,495,285
FlexShares Quality Dividend Defensive Index Fund	10,171,533	2,192,770
FlexShares Quality Dividend Dynamic Index Fund	28,340,969	4,241,885
FlexShares International Quality Dividend Index Fund	26,437,755	1,877,886
FlexShares International Quality Dividend Defensive Index Fund	33,604,136	1,648,744
FlexShares International Quality Dividend Dynamic Index Fund	100,039,228	(2,541,201)
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	316,476,135	(4,180,879)

290	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	Fair Value	Net Realized Gains(Losses)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	$18,547,367	$(234,154)
FlexShares Ready Access Variable Income Fund	6,181,076	20,698

12. Guarantees and Indemnifications

In the normal course of business each Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

13. Accounting Pronouncements

In May 2015, the FASB issued ASU 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient election. This ASU is effective for interim and annual reporting periods beginning after December 15, 2015. The Funds’ Adviser is currently evaluating the application of ASU 2015-07 and its impact, if any, on the Funds’ financial statements.

14. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are subsequent events relevant for financial statement disclosure. As discussed in the Taxes and Distributions section of Note 2 to the Financial Statements, dividends from net investment income are declared and paid annually for the following funds: FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund and FlexShares Morningstar Global Upstream Natural Resources Index Fund. In December 2015, the FlexShares Board of Trustees approved for these funds to have their dividends from net investment income declared and paid quarterly.

FLEXSHARES ANNUAL REPORT	291

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of FlexShares® Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FlexShares® Trust (the “Trust”), consisting of FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, and FlexShares® Ready Access Variable Income Fund as of October 31, 2015, and the related statements of operations and changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position each of the funds constituting the FlexShares® Trust as of October 31, 2015, and the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois

December 23, 2015

292	FLEXSHARES ANNUAL REPORT

Tax Information October 31, 2015 (Unaudited)

QUALIFIED DIVIDEND INCOME (QDI)

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended October 31, 2015 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2015:

Fund	QDI PERCENTAGE
FlexShares Morningstar US Market Factor Tilt Index Fund	100.00%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	95.88%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	55.00%
FlexShares Morningstar Global Upstream Natural Resources Index Fund	100.00%
FlexShares STOXX® Global Broad Infrastructure Index Fund	100.00%
FlexShares Global Quality Real Estate Index Fund	37.16%
FlexShares Quality Dividend Index Fund	100.00%
FlexShares Quality Dividend Defensive Index Fund	100.00%
FlexShares Quality Dividend Dynamic Index Fund	100.00%
FlexShares International Quality Dividend Index Fund	85.14%
FlexShares International Quality Dividend Defensive Index Fund	95.29%
FlexShares International Quality Dividend Dynamic Index Fund	99.52%

CORPORATE DIVIDENDS RECEIVED DEDUCTION (DRD)

A percentage of the dividends distributed during the fiscal year for the following Funds qualifies for the dividends received deduction for corporate shareholders:

Fund	CORPORATE DRD PERCENTAGE
FlexShares Morningstar US Market Factor Tilt Index Fund	100.00%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.01%

Fund	CORPORATE DRD PERCENTAGE
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.01%
FlexShares Morningstar Global Upstream Natural Resources Index Fund	30.81%
FlexShares STOXX Global Broad Infrastructure Index Fund	54.43%
FlexShares Global Quality Real Estate Index Fund	0.51%
FlexShares Quality Dividend Index Fund	100.00%
FlexShares Quality Dividend Defensive Index Fund	100.00%
FlexShares Quality Dividend Dynamic Index Fund	97.12%
FlexShares International Quality Dividend Index Fund	0.08%
FlexShares International Quality Dividend Defensive Index Fund	0.06%
FlexShares International Quality Dividend Dynamic Index Fund	0.66%

FOREIGN TAX CREDIT

Each Fund below intends to make an election that will allow its shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid by them. The amounts per share which represent income from sources within, and taxes paid to, foreign countries are as follows:

Fund	TAXES	INCOME
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$0.1322	$1.8319
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	0.1364	1.4046
FlexShares Morningstar Global Upstream Natural Resources Index Fund	0.0547	0.9101
FlexShares STOXX® Global Broad Infrastructure Index Fund	0.0438	0.5422
FlexShares International Quality Dividend Index Fund	0.0727	0.9687
FlexShares International Quality Dividend Defensive Index Fund	0.0991	1.2386
FlexShares International Quality Dividend Dynamic Index Fund	0.1523	1.9726

FLEXSHARES ANNUAL REPORT	293

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended October 31, 2015.

The first line under each Fund in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended October 31, 2015.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 10/31/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Morningstar US Market Factor Tilt Index Fund
Actual	$1,000.00	$981.80	$1.35	0.27%
Hypothetical	$1,000.00	$1,023.84	$1.38	0.27%
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Actual	$1,000.00	$928.50	$2.04	0.42%
Hypothetical	$1,000.00	$1,023.09	$2.14	0.42%
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Actual	$1,000.00	$827.70	$2.99	0.65%
Hypothetical	$1,000.00	$1,021.93	$3.31	0.65%

294	FLEXSHARES ANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 10/31/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® US Quality Large Cap Index Fund(a)
Actual	$1,000.00	$1,064.80	$0.34	0.32%
Hypothetical	$1,000.00	$1,023.59	$1.63	0.32%
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Actual	$1,000.00	$802.00	$2.18	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Actual	$1,000.00	$946.80	$2.31	0.47%
Hypothetical	$1,000.00	$1,022.84	$2.40	0.47%
FlexShares® Global Quality Real Estate Index Fund
Actual	$1,000.00	$1,012.70	$2.28	0.45%
Hypothetical	$1,000.00	$1,022.94	$2.29	0.45%
FlexShares® Quality Dividend Index Fund
Actual	$1,000.00	$991.80	$1.86	0.37%
Hypothetical	$1,000.00	$1,023.34	$1.89	0.37%
FlexShares® Quality Dividend Defensive Index Fund
Actual	$1,000.00	$995.60	$1.86	0.37%
Hypothetical	$1,000.00	$1,023.34	$1.89	0.37%
FlexShares® Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$976.30	$1.84	0.37%
Hypothetical	$1,000.00	$1,023.34	$1.89	0.37%
FlexShares® International Quality Dividend Index Fund
Actual	$1,000.00	$894.90	$2.24	0.47%
Hypothetical	$1,000.00	$1,022.84	$2.40	0.47%
FlexShares® International Quality Dividend Defensive Index Fund
Actual	$1,000.00	$902.80	$2.25	0.47%
Hypothetical	$1,000.00	$1,022.84	$2.40	0.47%
FlexShares® International Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$899.00	$2.25	0.47%
Hypothetical	$1,000.00	$1,022.84	$2.40	0.47%
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$992.30	$1.00	0.20%
Hypothetical	$1,000.00	$1,024.20	$1.02	0.20%

FLEXSHARES ANNUAL REPORT	295

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 10/31/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$984.10	$1.00	0.20%
Hypothetical	$1,000.00	$1,024.20	$1.02	0.20%
FlexShares® Disciplined Duration MBS Index Fund
Actual	$1,000.00	$999.90	$1.01	0.20%
Hypothetical	$1,000.00	$1,024.20	$1.02	0.20%
FlexShares® Credit-Scored US Corporate Bond Index Fund
Actual	$1,000.00	$1,001.50	$1.11	0.22%
Hypothetical	$1,000.00	$1,024.10	$1.12	0.22%
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)
Actual	$1,000.00	$1,005.60	$0.23	0.22%
Hypothetical	$1,000.00	$1,024.10	$1.12	0.22%
FlexShares® Ready Access Variable Income Fund
Actual	$1,000.00	$1,000.40	$1.26	0.25%
Hypothetical	$1,000.00	$1,023.95	$1.28	0.25%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)	The Fund commenced operations on September 23, 2015. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 38 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

296	FLEXSHARES ANNUAL REPORT

Trustees and Officers (Unaudited)

NON-INTERESTED TRUSTEES
Name, Address(1) and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Sarah N. Garvey Age: 63	Trustee	Indefinite; July 2011 to present	•Chairman of the Board of John G. Shedd Aquarium from 2009 to 2012; •Chairman of the Board of Navy Pier from 2011 to 2013; •Member of the Board of Directors of the Metropolitan Pier and Exposition Authority from 2010 to 2012; •Member of the Board of Directors of The Civic Federation since 2004; •Trustee of the Art Institute of Chicago since 2011.	19	None
Philip G. Hubbard Age: 64	Trustee	Indefinite; July 2011 to present

•Managing Partner of Solidian Fund, LP and Solidian Management, LLC ( a fund of hedge Funds platform for family and friends investments) since 2001;

•President of Hubbard Management Group, LLC (a personal investment vehicle) since 2001;

•Chairman of the Board of Trustees of the Wheaton College Trust Company, N.A. since 2004;

•Member since 1998 of the Board of Trustees of Wheaton College; Vice Chairman since 2009;

•Chairman of the Board of Directors of the English Language Institute/China (a nonprofit educational organization) since 1993;

•Member of the Board of Directors of The Film Department, LLC ( an independent movie company) from 2008 to 2010;

•Member of the Board of First Cup, LLC (restaurant franchising) since 2014.

				19	None

FLEXSHARES ANNUAL REPORT	297

Trustees and Officers (cont.)

Name, Address(1) and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Eric T. McKissack Age: 62	Trustee and Chairman	Indefinite; July 2011 to present	•CEO and Founder of Channing Capital Management, LLC (a SEC registered investments adviser) since 2004; •Member of the Board of Directors of ICMA Retirement Corporation (an SEC registered investment adviser providing retirement administration services) from 2005 to 2012; •Member of the Board of Trustees, the Investment Committee, and the Finance Committee of the Art Institute of Chicago since 2002; •Member of the RIC Tree of Life Board of the Rehabilitation Institute of Chicago since 2001.	19	Consulting Group Capital Markets Funds (11 Portfolios) Since April 2013

INTERESTED TRUSTEE
Shundrawn A. Thomas(2) Age: 41	Trustee and President	Indefinite; July 2011 to present

•Executive Vice President, Head of Funds and Managed Accounts, Northern Trust Asset Management since May 2014;

•Managing Director and Global Business Head of the Exchange-Traded Funds Group, Northern Trust Asset Management from 2010 to 2014;

•President of Northern Trust Securities, Inc. (a wholly owned subsidiary of Northern Trust Corporation) from 2008 to 2010;

•Member of the Board of Florida A&M University Foundation since 2014:

•Member of the Board of Trustees of Wheaton College since May 2009;

•Member of the Board of Trustees of the Wheaton College Trust Company since 2009;

•Partner at Tree of Life Resources, LLP ( a multi-media company) since 2005.

				19	None

(1)

Each Non-Interested Trustee may be contacted by writing to the Trustee, c/o Paul Dykstra, Ropes & Gray LLP, 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606. Mr. Thomas may be contacted by writing to him at 50 S. LaSalle St., Chicago, IL 60603.

(2)	An “interested person,” as defined by the 1940 Act. Mr. Thomas is deemed to be an “interested” Trustee because he is an officer of NTI and its parent company.

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and is available, without charge, upon request by contacting the Fund directly at (855) 933-6287.

298	FLEXSHARES ANNUAL REPORT

Trustees and Officers (cont.)

OFFICERS
Name, Address and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Craig R. Carberry, Esq. Age: 54 50 South LaSalle Street Chicago, IL 60603	Secretary	Indefinite; July 2011 to present	Assistant General Counsel and U.S. Funds General Counsel at The Northern Trust Company since July 2014; Senior Legal Counsel and U.S. Funds General Counsel at The Northern Trust Company from 2000-2014; Secretary of Northern Trust Investments, Inc. since 2000; Secretary of Alpha Core Strategies Fund (formerly NT Alpha Strategies Fund) since 2004; Secretary of Northern Trust Global Advisers, Inc. from 2007 to 2012; Secretary of The Northern Trust Company of Connecticut from 2009 to 2013; Secretary of Northern Institutional Funds since 2010; Secretary of Northern Funds since 2010; Secretary of Equity Long/Short Opportunities Fund (formerly NT Equity Long/Short Strategies Fund) since 2011.
Steven P. Farmer Age: 44 50 South LaSalle Street Chicago, IL 60603	Interim Chief Compliance Officer	Indefinite; October 2015 to present	Senior Vice President of Compliance of Northern Trust Investments, Inc. since 2015; Chief Compliance Officer of Mesirow Advanced Strategies, Inc. from June 2007 to February 2015.
Randal Rein Age: 45 50 South LaSalle Street Chicago, IL 60603	Treasurer and Principal Financial Officer	Indefinite; July 2011 to present	Senior Vice President of Northern Trust Investments, Inc. since 2010 and Senior Vice President of Fund Administration of the Northern Trust Company through 2010; Vice President of Fund Administration of The Northern Trust Company from 2007 to 2010.
Peter K. Ewing Age: 56 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Director of ETF Product Management, Northern Trust Investments, Inc. and Senior Vice President, The Northern Trust Company, since September 2010 and Chief Operating Officer of Guggenheim Transparent Value from July 2009 to January 2010.
Marie E. Dzanis Age: 48 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Head of Distribution for Funds and Managed Accounts, Northern Trust Investments, Inc. since 2014; Director of ETF Sales and Servicing, Northern Trust Investments, Inc., from 2011 to 2014; Principal and Eastern U.S. Manager for iShares at BlackRock Institutional Trust Company from 2007 to 2010.
Peter J. Flood Age: 58 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Director of ETF Investment Strategy, Northern Trust Investments, Inc. since 2010; Portfolio Manager, Northern Trust Investments, Inc. from 2007 to 2014; Director of Fixed Income Strategy, Northern Trust Investments, Inc., from 2004 to 2010.
Edward A. Rosenberg Age: 41 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; June 2013 to present	Director of ETF Capital Markets and Analytics, Northern Trust Investments, Inc. since 2012; Director and Head of ETF Capital Markets and Analytics, Russell Investments from 2010 to 2012; Senior ETF Product Manager, The Vanguard Group, Inc., from 2005 to 2010.

FLEXSHARES ANNUAL REPORT	299

Trustees and Officers (cont.)

Name, Address and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Darlene Chappell Age: 52 50 South LaSalle Street Chicago, IL 60603	Anti-Money Laundering Officer	Indefinite; July 2011 to present	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc., Northern Funds, Northern Institutional Funds, and Alpha Core Strategies Fund (formerly NT Alpha Strategies Fund) since 2009 and Equity Long/Short Opportunities Fund (formerly NT Equity Long/Short Strategies Fund) since 2011; Vice President and Compliance Consultant for The Northern Trust Company since 2006; Anti-Money Laundering Compliance Officer for Northern Trust Company of Connecticut from 2009 to 2013; Anti-Money Laundering Compliance Officer for Northern Trust Global Advisers, Inc. from 2009 to 2012.
Susan W. Yee Age: 46 One Beacon Street Boston, MA 02108	Assistant Secretary	Indefinite; October 2014, to present	Assistant Vice President, Regulatory Services Group, J.P. Morgan Chase Bank, N.A. since 1994, in various positions.
Jose Del Real Age: 37 50 South LaSalle Street Chicago, IL 60603	Assistant Secretary	Indefinite; June 2015, to present	Legal Counsel, Asset Management Practice Group of the Legal Department of The Northern Trust Company since August 2014; Assistant Secretary of Northern Funds and Northern Institutional Funds from 2011 to 2014, and since May 2015; Vice President and Regulatory Administration Senior Attorney of The Northern Trust Company from 2012 until 2014; Vice President and Regulatory Administration Attorney of The Northern Trust Company from 2011 until 2012; Second Vice President and Regulatory Administration Attorney of The Northern Trust Company from 2010 until 2011; Associate Attorney in the Investment Services Group at the law firm of Vedder Price, P.C. from 2006 until to 2010.

(1)	Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

300	FLEXSHARES ANNUAL REPORT

Approval of Advisory Agreement (Unaudited)

The Board of Trustees (the “Board”) of the FlexShares Trust (the “Trust”) oversees the management of the Trust and each separate series of the Trust covered in this report and, as required by law, determines whether to approve the Trust’s investment advisory and ancillary services agreement (the “Advisory Agreement”) with Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of the Northern Trust Corporation.

*****

At a meeting on June 18, 2015 (the “June Meeting”), the Board, including all of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (the “Independent Trustees”), considered whether to approve the continuation of the Advisory Agreement between the Trust, on behalf of the FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Ready Access Variable Income Fund (each, a “Fund” and together the “Funds”).

In advance of, and in preparation for, the Trustees’ consideration of the Advisory Agreement at the June Meeting, the Trustees received written materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information in connection with their consideration. At the June Meeting, the Trustees considered NTI’s verbal presentations and discussed all of the information that had been provided. Among other things, the Board considered comparisons with other funds in rele-

vant peer universes and peer groups that had been objectively determined solely by Lipper, Inc. (“Lipper”), an independent provider of fund data, and included the following information: (1) a description of the types of funds chosen by Lipper to compare to each Fund; (2) performance data for each Fund; (3) data on the Fund’s expenses and fees; and (4) comparative fee data for each Fund’s respective peer group, including expense comparisons of actual and contractual management fees and total expenses.

In considering the Advisory Agreement, the Independent Trustees met with their independent legal counsel separately from the “interested” Trustee of the Trust and officers and employees of NTI. After evaluating all the materials, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement was in the best interest of the Funds and their shareholders and approved the continuation of the Advisory Agreement.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the Advisory Agreement are separately discussed below.

Nature, Quality and Extent of the Services

The Board examined the nature, quality and extent of the services provided by NTI to each Fund. The Board also considered NTI’s responsibilities under the Advisory Agreement to perform securities trading services and ancillary services including, among other things: (i) filing reports with the SEC, (ii) periodically updating the Trust’s registration statement, (iii) establishing and maintaining the Funds’ website to comply with regulatory requirements, (iv) monitoring anticipated purchases and redemptions of creation units by shareholders and new investors, (v) providing information and assistance as required by the Trust’s administrator and fund accountant in connection with the Trust’s shares, and (vi) providing assistance in connection with the operations of the Trust generally.

The Board also considered the quality of the NTI’s resources that are made available to the Trust. The Board noted NTI’s and its affiliates’ financial position, stability, and commitment to growing the exchange-traded funds business. The Board also considered the operation and strength of NTI’s compliance program.

FLEXSHARES ANNUAL REPORT	301

Approval of Advisory Agreement (cont.)

The Board noted that Foreside, an entity unaffiliated with NTI, provides distribution services to the Funds and that JPMorgan, also an unaffiliated entity, provides custody, transfer agency and fund administration support services, and that these service provider arrangements are relevant to the Board’s considerations of the totality of the circumstances surrounding renewal of the Advisory Agreement with NTI. The Board concluded that each Fund benefits from the services provided under the Advisory Agreement and as a result of NTI’s operations, resources, experience, reputation and personnel.

Fees and Expenses—Investment Performance of the Funds and NTI

The Board considered the fees, expenses and performance of each Fund and NTI, including comparative information provided by Lipper. The comparisons ranked each Fund in various quintiles over the since inception, one-year and two-year periods ending March 31, 2015, with the first quintile being the best 20% of the funds in terms of fund cost and fund performance. The Board also considered that, with the exception of FlexShares Ready Access Variable Income Fund (“RAVI”), the investment strategy of each Fund is to track the performance of a specified index (each, an “Underlying Index”). The Board noted that the differences in performance between each Fund and that of its Underlying Index demonstrated NTI’s expertise and effectiveness in managing index-based fixed-income and equity exchange-traded funds. The Board reviewed a report of the Funds’ tracking error contained in the meeting materials.

In reaching its determinations, the Board considered a large amount of data provided by NTI in response to a written request previously submitted by the Independent Trustees to NTI. Among the information considered by the Board was the following:

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

The Board considered that the Fund’s performance ranked in the second quintile of its performance universe for the one-year and third quintile for the two-year and since inception periods ended March 31, 2015. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one-year, two-year and since inception periods.

The Board noted that the Fund’s total expense ratio was in the second quintile and that its total expenses as well as its actual and contractual advisory fees were slightly lower than its expense group medians.

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

The Board considered that the Fund’s performance ranked in the fifth quintile of its performance universe for the one-year, first quintile for the two-year and fifth quintile for the since inception periods ended March 31, 2015. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one-year, two-year and since inception periods.

The Board took into account that the Fund’s total expense ratio was ranked third compared to four other inflation-protected bond funds and that its total expense ratio was equal to its expense group medians. The Board noted that the Fund’s actual and contractual advisory fees were slightly higher than its expense group medians.

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

The Board noted that the Fund’s performance ranked in the fourth quintile of its performance universe for the one-year, second quintile for the two-year and third quintile for the since inception periods ended March 31, 2015. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the

302	FLEXSHARES ANNUAL REPORT

Approval of Advisory Agreement (cont.)

difference between the Fund’s performance and the performance of its underlying index for the one-year, two-year and since inception periods.

The Board considered that the Fund’s total expense ratio was ranked third compared to four other inflation-protected bond funds and that its total expense ratio was equal to its expense group medians. The Board noted that the Fund’s contractual advisory fee was slightly higher and actual advisory fee was slightly lower than its expense group medians.

FlexShares® Morningstar US Market Factor Tilt Index Fund

The Board considered that the Fund’s performance ranked in the fourth quintile of its performance universe for the one-year, third quintile for the two-year and second quintile for the since inception periods ended March 31, 2015. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one-year, two-year and since inception periods.

The Board noted that the Fund’s total expense ratio was ranked third compared to four other multi-cap core funds and that its total expenses, actual and contractual advisory fees were equal to its expense group medians.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

The Board considered that the Fund’s performance ranked in the fourth quintile of its performance universe for the one-year and fifth quintile for the two-year and since inception periods ended March 31, 2015. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one-year, two-year and since inception periods.

The Board noted that the Fund’s total expense ratio was in the second quintile and that its total expenses, actual and contractual advisory fees were lower than its expense group medians.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

The Board considered that the Fund’s performance ranked in the second quintile of its performance universe for the one-year and third quintile for the two-year and since inception periods ended March 31, 2015. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one-year, two-year and since inception periods.

The Board noted that the Fund’s total expense ratio was in the third quintile and that its total expenses, actual and contractual advisory fees were higher than its expense group medians.

FlexShares® Quality Dividend Index Fund

The Board considered that the Fund’s performance ranked in the first quintile of its performance universe for the one-year, two-year and since inception periods ended March 31, 2015. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one-year, two-year and since inception periods.

The Board considered that the Fund’s total expense ratio was ranked in the second quintile and that its total expenses and contractual advisory fees were equal to their expense group medians. The Board noted that the Fund’s actual advisory fee was higher than its expense group median.

FLEXSHARES ANNUAL REPORT	303

Approval of Advisory Agreement (cont.)

FlexShares® Quality Dividend Defensive Index Fund

The Board considered that the Fund’s performance ranked in the first quintile of its performance universe for the one-year, two-year and since inception periods ended March 31, 2015. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one-year, two-year and since inception periods.

The Board considered that the Fund’s total expense ratio was ranked in the second quintile and that its total expenses and contractual advisory fees were equal to their expense group medians. The Board noted that the Fund’s actual advisory fee was slightly lower than its expense group median.

FlexShares® Quality Dividend Dynamic Index Fund

The Board considered that the Fund’s performance ranked in the second quintile of its performance universe for the one-year period and in the first quintile of its performance universe for the two-year and since inception periods ended March 31, 2015. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one-year, two-year and since inception periods.

The Board considered that the Fund’s total expense ratio was in the second quintile and that its total expenses, actual and contractual advisory fees were equal to its expense group medians.

FlexShares® International Quality Dividend Index Fund

The Board considered that the Fund’s performance ranked in the third quintile of its performance universe for the one-year and since inception periods ended March 31, 2015. The

Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one-year and since inception periods.

The Board took into account that the Fund’s total expense ratio was ranked first compared to four other international equity income funds and that its total expenses were lower than that of its expense group median. The Board noted that the Fund’s actual and contractual advisory fees were equal to its expense group medians while actual advisory fees were higher than its expense group median.

FlexShares® International Quality Dividend Defensive Index Fund

The Board considered that the Fund’s performance ranked in the third quintile of its performance universe for the one-year and fourth quintile for the since inception periods ended March 31, 2015. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one-year and since inception periods.

The Board took into account that the Fund’s total expense ratio was ranked first compared to four other international equity income funds and that its total expenses were lower than that of its expense group median. The Board noted that the Fund’s actual and contractual advisory fees were equal to its expense group medians.

FlexShares® International Quality Dividend Dynamic Index Fund

The Board considered that the Fund’s performance ranked in the second quintile of its performance universe for the one-year and since inception periods ended March 31, 2015. The Board considered NTI’s explanation that performance

304	FLEXSHARES ANNUAL REPORT

Approval of Advisory Agreement (cont.)

information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one-year and since inception periods.

The Board took into account that the Fund’s total expense ratio was ranked first compared to four other international equity income funds and that its total expenses were lower than that of its expense group median. The Board noted that the Fund’s contractual advisory fees were equal to its expense group median while actual advisory fees were lower than its expense group median.

FlexShares® Ready Access Variable Income Fund

The Board considered that the Fund’s performance ranked in the first quintile of its performance universe for the one-year, two-year and since inception periods ended March 31, 2015. The Board considered NTI’s assertion that of the five funds in the Fund’s performance universe only two funds were comparable to the Fund. The Board considered NTI’s assertion that the Fund’s performance compared favorably to these funds on a volatility-adjusted basis.

The Board considered that the Fund’s total expense ratio was ranked third compared to three other ultra-short obligation funds, and one short investment-grade debt fund and that its total expenses were equal to its expense group median while actual and contractual advisory fees were higher than its expense group medians.

FlexShares® Global Quality Real Estate Index Fund

The Board considered that the Fund’s performance ranked in the first quintile of its performance universe for the one-year and since inception periods ended March 31, 2015. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one-year and since inception periods.

The Board considered that the Fund’s total expense ratio was ranked first compared to three other global real estate funds in its expense group and that its total expenses and actual and contractual advisory fees were lower than that of its expense group medians.

FlexShares® STOXX® Global Broad Infrastructure Index Fund

The Board considered that the Fund’s performance ranked in the second quintile of its performance universe for the one-year and third quintile for the since inception periods ended March 31, 2015. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index for the one-year and since inception periods.

The Board considered that the Fund’s total expense ratio was in the first quintile and that its total expenses and, actual and contractual advisory fees were lower than that of its expense group medians.

FlexShares® Disciplined Duration MBS Index Fund

The Board noted that the Fund commenced operations on September 3, 2014 and accordingly did not have a one-year track record. The Board noted that the Fund ranked in the fifth quintile of its performance universe for the period since inception through March 31, 2015. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index since inception.

The Board considered that the Fund’s total expense ratio was ranked third compared to two other US mortgage funds, and one GNMA fund in its expense group and that its total expenses and actual advisory fees were higher than that

FLEXSHARES ANNUAL REPORT	305

Approval of Advisory Agreement (cont.)

of their expense group medians while contractual advisory fees were equal to its expense group median.

FlexShares® Credit-Scored US Corporate Bond Index Fund

The Board noted that the Fund commenced operations on November 12, 2014 and accordingly did not have a one-year track record. The Board noted that the Fund ranked in the third quintile of its performance universe for the period since inception through March 31, 2015. The Board considered NTI’s explanation that performance information with respect to the Lipper peers had limited relevance because each of the peer funds sought to track an index that was different than the Fund’s index. The Board also considered the information that NTI provided regarding the difference between the Fund’s performance and the performance of its underlying index since inception.

The Board considered that the Fund’s total expense ratio was ranked first compared to three other BBB-rated corporate debt funds in its expense group and that its total expenses and actual and contractual advisory fees were lower than that of its expense group medians.

Costs of Services and Profits of NTI

The Board considered the unitary fee structure and the expenses for each Fund and noted that, under the Advisory Agreement, NTI was responsible for most expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Board considered that NTI was not responsible under the Advisory Agreement for certain expenses, including the fees and expenses of the Trust’s Independent Trustees and their independent legal counsel, litigation expenses and other extraordinary expenses. The Board also considered the agreement between the Trust and NTI, whereby NTI agreed to reimburse the fees and expenses of the Independent Trustees and their independent legal counsel with respect to a Fund until at least one year from the effective date of the applicable Fund’s post-effective amendment to the Trust’s registration statement.

The Board considered the advisory fee for each Fund as compared to that of other comparable funds in relation to the Lipper median. The Board considered NTI’s explanation that each Fund’s contractual management fee (which, owing to the unitary fee structure and the existence of the expense reimbursement agreement, is identical to its total expense ratio) compares favorably with its respective Lipper median contractual management fee for comparable funds set forth in the Lipper report, especially after taking into account, among other factors, important differences between the indexes upon which such comparable funds are based and the Fund’s underlying index and differences between the number of portfolio holdings for comparable funds and the Fund, among other factors.

The Board considered the advisory fee schedules for other accounts with similar investment advisory mandates as those of the Funds, noting that there not comparable accounts with respect to all of the Funds. The Board determined that the fees charged to the Funds were reasonable compared to the fees charged to the other accounts, taking into account (a) the differences in managing ETFs versus separately managed accounts which involve daily purchase and redemption activity along with robust regulatory and governance requirements; and (b) the Funds’ unitary fee structure.

The Board examined NTI’s profitability information provided by NTI regarding its expectations of the length of time required for it to become profitable from its relationship with the Funds.

Economies of Scale

The Board considered whether NTI may realize economies of scale in managing and supporting the Funds. The Board reviewed each Fund’s fee arrangements, and considered that, in light of the unitary fee structure and expense reimbursement agreement, the length of time NTI expected for it to become profitable from its services to the Trust and the significant investment that NTI has made and continues to make in the Trust, breakpoints are not necessary.

Other Benefits to NTI

In addition to considering the profits that may be realized by NTI, the Board considered information regarding other direct and indirect benefits NTI may receive as a result of its relationship with the Funds, including whether any compensation would be paid to its affiliates. The Board also

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Approval of Advisory Agreement (cont.)

considered that some of the Funds’ shareholders have other client relationships with NTI’s affiliates. The Board also reviewed the extent to which NTI and its other clients, as well as the Funds, benefit from receipt of the research products and services generated by the Funds.

The Board, including the Independent Trustees, considered the data provided by NTI and concluded that sufficient information had been provided to allow them to evaluate the terms of the Advisory Agreement and the reasonableness of each Fund’s investment advisory fee. They determined that each Fund’s advisory fee is reasonable in light of the services provided and the performance achieved by each Fund.

*****

The Board, including all of the Independent Trustees who are not parties to the Advisory Agreement or interested persons of any such party (the “Independent Trustees”), met on July 21, 2015 (the “July Meeting”) to consider whether to approve the Advisory Agreement for the FlexShares® Credit-Scored US Long Corporate Bond Index Fund and FlexShares® US Quality Large Cap Index Fund (each, a “New Fund” and together, the “New Funds”).

In advance of, and in preparation for, the Trustees’ consideration of the Advisory Agreement at the July Meeting, the Trustees received written materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information in connection with their consideration. At the Meeting, the Trustees considered the verbal presentations by NTI and discussed all of the information that had been provided. Among other things, the Board considered comparisons with other funds in relevant peer universes and peer groups that had been objectively determined solely by Lipper, Inc. (“Lipper”), an independent provider of fund data.

The Independent Trustees met with their independent legal counsel separately from the “interested” Trustee of the Trust and officers and employees of the Trust and NTI to consider approval of the Advisory Agreement. After evaluating all the materials, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement for the New Funds was in the best interest of the New Funds and its shareholders and approved the Advisory Agreement.

In approving the Advisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including, but not limited to: (1) the nature, extent and quality of the services that NTI is expected to provide to the New Funds; (2) the anticipated fees and projected expenses for the New Funds; (3) the projected profits to be realized by NTI and its affiliates from the relationship with the New Funds; (4) the extent to which economies of scale would be realized if the New Funds grew and whether the fee levels in the Advisory Agreement reflected these economies of scale; and (5) other benefits that NTI and its affiliates may realize as a result of their relationship with the New Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreement.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the Advisory Agreement are separately discussed below.

Nature, Quality and Extent of the Services

The Trustees examined the nature, quality and extent of the services to be provided by NTI to the New Funds. They evaluated information regarding NTI’s organizational structure and the experience and professional qualifications of NTI’s key personnel. They also considered NTI’s responsibilities under the Advisory Agreement to perform securities trading services and ancillary services, including among other things, filing reports with the SEC, periodically updating the New Funds’ registration statement and establishing and maintaining each of the New Fund’s website to comply with regulatory requirements. The Trustees also considered the quality of NTI’s resources that would be made available to the New Funds. The Trustees noted NTI’s and its affiliates’ financial position, stability, and commitment to growing the exchange-traded fund business. The Board also considered the operation and strength of NTI’s compliance program. The Trustees concluded that they were satisfied with the nature, quality and extent of the investment management services proposed to be provided by NTI to the New Funds. They further determined that there was a reasonable basis on which conclude that the New Funds would benefit from the services proposed to be provided by NTI under the Investment Advisory Agreement.

FLEXSHARES ANNUAL REPORT	307

Approval of Advisory Agreement (cont.)

Performance

The Trustees considered that, because the New Funds had not yet commenced investment operations, meaningful data relating to its performance was not available and could not be a factor in the initial approval of the Advisory Agreement.

Fees and Expenses

The Trustees considered the proposed unitary fee structure and each of the New Fund’s projected expenses. They noted that under the Advisory Agreement, NTI would be responsible for all expenses of the New Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding advisory fees, 12b-1 fees (to the extent applicable), interest, taxes, brokerage and other trading expenses, fees and expenses of the Trust’s Independent Trustees and independent legal counsel to the Trust’s Independent Trustees, litigation expenses, and other extraordinary expenses. They also considered the proposed agreement between the New Funds and NTI, whereby NTI agreed to reimburse the fees and expenses of the Independent Trustees and their legal counsel for at least one year from the effective date of the New Funds’ prospectus. The Trustees considered comparative fee data for the New Funds, which included fees and expenses paid by comparable exchange-traded funds selected by Lipper, Inc., an independent data service. With respect to the FlexShares® Credit-Scored US Long Corporate Bond Index Fund, the Board noted that the New Fund’s total expense ratio was ranked second compared to four other BBB-rated corporate debt funds. They also considered that the New Fund’s projected expenses were lower than the average and median expenses of the comparable exchange-traded funds that Lipper had selected. The Board also considered that the New Fund’s contractual advisory fee and projected actual advisory fee were lower than its expense group average and median. With respect to the FlexShares® US Quality Large Cap Index Fund, the Board noted that the New Fund’s total expense ratio was ranked eighth compared to seven large-cap core funds, one large-cap growth fund and one multi-cap core fund. They also considered that the New Fund’s projected expenses were higher than the average and median expenses of the comparable exchange-traded funds that Lipper had selected. The Board also considered that the New

Fund’s contractual advisory fee and projected actual advisory fee were higher than its expense group average and median. The Trustees considered that NTI manages the FlexShares Credit Scored US Corporate Bond Index Fund which has investment policies and strategies that are similar to those proposed for the FlexShares Credit-Scored US Long Corporate Bond Index Fund and that both Funds have the same advisory fee. The Trustees also noted that NTI did not manage any other accounts pursuing investment strategies similar to those of the FlexShares US Quality Large Cap Index Fund.

Projected Profits of NTI

The Trustees examined NTI’s projected profits in serving as the New Funds’ investment adviser. The Trustees noted information provided by NTI with respect to the length of time it would take to become profitable with respect to the New Funds. The Trustees also considered NTI’s projection of asset levels in the New Funds.

Economies of Scale

The Trustees considered whether NTI may realize economies of scale in managing and supporting the New Funds. In this regard, the Trustees considered that the management fee did not contain any breakpoints. The Trustees determined that in light of the unitary fee structure, the fact that NTI would not initially make any profit from its services to the New Funds, as well as the significant investment NTI was making in the Trust, that breakpoints were not necessary at the present time.

Other Benefits to NTI

In addition to considering the profits that may be realized by NTI, the Trustees considered information regarding the direct and indirect benefits that NTI may receive as a result of its relationship with the New Funds, including any compensation to be paid to NTI’s affiliates. The Trustees also considered that some of the New Funds’ expected shareholders may have other client relationships with NTI’s affiliates.

For the foregoing reasons, the Board, including a majority of the Independent Trustees, determined that the compensation payable to NTI was fair and reasonable in light of the

308	FLEXSHARES ANNUAL REPORT

Approval of Advisory Agreement (cont.)

services to be provided (and expenses assumed), fees to be charged and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

*****

The Board, including all of the Independent Trustees who are not parties to the Advisory Agreement or interested persons of any such party (the “Independent Trustees”), met on September 24, 2015 (the “September Meeting”) to consider whether to approve the Advisory Agreement for the FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund and FlexShares® Real Assets Allocation Index Fund (each, a “New Fund” and together, the “New Funds”).

In advance of, and in preparation for, the Trustees’ consideration of the Advisory Agreement at the September Meeting, the Trustees received written materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information in connection with their consideration. At the Meeting, the Trustees considered the verbal presentations by NTI and discussed all of the information that had been provided. Among other things, the Board considered comparisons with other funds in relevant peer universes and peer groups that had been objectively determined solely by Lipper, Inc. (“Lipper”), an independent provider of fund data.

The Independent Trustees met with their independent legal counsel separately from the “interested” Trustee of the Trust and officers and employees of the Trust and NTI to consider approval of the Advisory Agreement. After evaluating all the materials, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement for the New Funds was in the best interest of the New Funds and its shareholders and approved the Advisory Agreement.

In approving the Advisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including, but not limited to: (1) the nature, extent and quality of the services that NTI is expected to provide to the New Funds; (2) the anticipated fees and projected expenses for the New Funds; (3) the projected profits to be realized by NTI and its affiliates from the relationship with the New Funds; (4) the extent to which economies of scale would be realized if the New Funds grew and whether the fee levels in the Advisory Agreement reflected these economies of scale; and (5) other benefits that NTI and its affiliates may realize as a result of their relationship with the New Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreement.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the Advisory Agreement are separately discussed below.

Nature, Quality and Extent of the Services

The Trustees examined the nature, quality and extent of the services to be provided by NTI to the New Funds. They evaluated information regarding NTI’s organizational structure and the experience and professional qualifications of NTI’s key personnel. They also considered NTI’s responsibilities under the Advisory Agreement to perform securities trading services and ancillary services, including among other things, filing reports with the SEC, periodically updating the New Funds’ registration statement and establishing and maintaining each of the New Fund’s website to comply with regulatory requirements. The Trustees also considered the quality of NTI’s resources that would be made available to the New Funds. The Trustees noted NTI’s and its affiliates’ financial position, stability, and commitment to growing the exchange-traded fund business. The Board also considered the operation and strength of NTI’s compliance program. The Trustees concluded that they were satisfied with the nature, quality and extent of the investment management services proposed to be provided by NTI to the New Funds. They further determined that there was a reasonable basis on which conclude that the New Funds would benefit from the services proposed to be provided by NTI under the Investment Advisory Agreement.

Performance

The Trustees considered that, because the New Funds had not yet commenced investment operations, meaningful data relating to its performance was not available and could not be a factor in the initial approval of the Advisory Agreement.

FLEXSHARES ANNUAL REPORT	309

Approval of Advisory Agreement (cont.)

Fees and Expenses

The Trustees considered the proposed unitary fee structure and each of the New Fund’s projected expenses. They noted that under the Advisory Agreement, the Adviser would be responsible for all expenses of the New Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding advisory fees, 12b-1 fees (to the extent applicable), interest, taxes, brokerage and other trading expenses, fees and expenses of the Trust’s Independent Trustees and independent legal counsel to the Trust’s Independent Trustees, litigation expenses, and other extraordinary expenses. They also considered the proposed agreements between the New Funds and the Adviser, whereby the Adviser agreed to reimburse operating expenses that represent the New Funds’ allocation of the compensation and expenses of the Independent Trustees and their legal counsel for at least one year from effective date of the New Funds’ prospectus. The proposed agreements also will obligate NTI to waive a portion of its management fee and/or reimburse operating expenses in an amount equal to the acquired fund fees and expenses attributable to each New Fund’s investments in their respective underlying funds until March 1, 2020 in the case of the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund and one year from the effective date of the New Fund’s prospectus in the case of the FlexShares Real Assets Allocation Index Fund. The Trustees considered comparative fee data for the New Funds, which included fees and expenses paid by comparable exchange-traded funds selected by Lipper, Inc., an independent data service.

With respect to the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, the Board noted that the New Fund’s total expense ratio was ranked ninth compared to four other international multi-cap core funds, one international large-cap core fund, two international multi-cap value funds, three international multi-cap growth funds, one international large-cap value fund and one international large-cap growth fund. They also considered that the New Fund’s projected expenses were slightly higher than the average and median expenses of the comparable exchange-traded funds that Lipper had selected. The Board also considered that the New Fund’s contractual advisory fee was lower than its expense group average and higher than its expense group median. The Board also considered that the New Fund’s projected actual advisory fee lower than its expense group average and median, noting the New Fund’s ETF of ETF structure and the Adviser’s reimbursement of expenses of investment in the underlying fund. The Board considered the New Fund’s proposed advisory fee compared to other funds managed by the Adviser with similar investment policies and strategies. With respect to the FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, the Board noted that the New Fund’s total expense ratio was ranked eighth compared to eleven other emerging markets funds. They also considered that the New Fund’s projected expenses were higher than the average and median expenses of the comparable exchange-traded funds that Lipper had selected. The Board also considered that the New Fund’s contractual advisory fee was higher than its expense group average and equal to its expense group median. The Board also considered that the New Fund’s projected actual advisory fee was lower than its expense group average and median, noting the New Fund’s ETF of ETF structure and the Adviser’s reimbursement of expenses of investment in the underlying fund. The Board considered the proposed advisory fee compared to other funds managed by the Adviser with similar investment policies and strategies. With respect to the FlexShares Real Assets Allocation Index Fund, the Board noted that the New Fund’s total expense ratio was ranked fourth compared to five other flexible portfolio funds and one alternative global macro fund. They also considered that the New Fund’s projected expenses were lower than the average expenses and equal to the median expenses of the comparable exchange-traded funds that Lipper had selected. The Board also considered that the New Fund’s contractual advisory fee was lower than its expense group average and median. The Board also considered that the New Fund’s projected actual advisory fee was lower than its expense group average and median, noting the New Fund’s ETF of ETF structure and the Adviser’s reimbursement of expenses of investment in the underlying funds. The Trustees also noted that the Adviser did not manage any other accounts pursuing investment strategies similar to those of the FlexShares Real Assets Allocation Index Fund.

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Approval of Advisory Agreement (cont.)

Projected Profits of NTI

The Trustees examined NTI’s projected profits in serving as the New Funds investment adviser. The Trustees noted information provided by NTI with respect to the length of time it would take to become profitable with respect to the New Funds. The Trustees also considered NTI’s projection of asset levels in the New Funds.

Economies of Scale

The Trustees considered whether NTI may realize economies of scale in managing and supporting the New Funds. In this regard, the Trustees considered that the management fee did not contain any breakpoints. The Trustees determined that in light of the unitary fee structure, the fact that NTI would not initially make any profit from its services to the New Funds, as well as the significant investment NTI was making in the Trust, that breakpoints were not necessary at the present time.

Other Benefits to NTI

In addition to considering the profits that may be realized by NTI, the Trustees considered information regarding the direct and indirect benefits NTI may receive as a result of its relationship with the New Funds, including compensation to be paid to NTI’s affiliates. The Trustees also considered that some of the Funds expected shareholders will have other client relationships with NTI’s affiliates. The Board also reviewed the extent to which NTI and its other clients, as well as other Funds, may benefit from receipt of research products and services generated by the New Funds.

For the foregoing reasons, the Board, including a majority of the Independent Trustees, determined that the compensation payable to NTI was fair and reasonable in light of the services to be provided (and expenses assumed), and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.

FLEXSHARES ANNUAL REPORT	311

Supplemental Information

Principal Risks

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in Note 2, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

The following risks apply to all of the Funds:

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested.

Market Trading Risk

Each Fund’s shares are listed on a securities exchange, which presents risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Funds’ shares trading at a premium or discount to NAV.

The following risk applies only to the Index Funds:

Tracking Error Risk

Tracking error risk is the risk that an Index Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between a Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spinoffs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.

The following risks apply to each Fund as disclosed:

Concentration Risk

Each of the Index Funds, except the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares Disciplined Duration MBS Index Fund are subject to Concentration Risk. To the extent that the investments of these Funds are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Funds may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class. The Credit-Scored US Corporate Bond Index Fund and Credit-Scored US Long Corporate Bond Index Fund may be adversely impacted by events affecting the U.S. financials sector. The U.S. financials sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaults, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company, or on the sector as a whole cannot be predicted.

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Supplemental Information (cont.)

Interest Rate/Maturity Risk

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, and the FlexShares Ready Access Variable Income Fund are subject to the risk that the value of the Funds’ fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term fixed-income securities. Duration is a measure used to determine the sensitivity of security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

MLP Risk

The FlexShares STOXX® Global Broad Infrastructure Index Fund may invest in Master Limited Partnerships (MLPs). The Fund may not invest more than 25% of its net assets in MLPs. MLP Risk is the risk that accompanies an investment in MLP units. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced, which could cause a decline in the value of the Fund’s shares. The Fund must include its allocable share of the MLP’s taxable income in its taxable income, whether or not it receives a distribution of cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to the Fund’s shareholders.

Non-diversification Risk

The FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, and the FlexShares Ready Access Variable Income Fund (each a “Fund” and collectively the “Funds”) are non-diversified series of the Trust, pursuant to the 1940 Act. Fund performance may depend on the performance of a small number of issuers because the Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

Large Cap Risk

The FlexShares US Quality Large Cap Index Fund is subject to the risk that returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Small Cap Stock Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, and the FlexShares Global Quality Real Estate Index Fund may invest in stocks of smaller companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

FLEXSHARES ANNUAL REPORT	313

Supplemental Information (cont.)

Value Investing Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, and the FlexShares Global Quality Real Estate Index Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, may not appreciate in value as anticipated.

The following risk applies only to the FlexShares Morningstar Global Upstream Natural Resources Index Fund:

Global Natural Resource Industry Risk

The Fund is subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. The natural resources sector can significantly be affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as other factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund’s equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

The following risks apply only to the FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund:

Dividend Risk

The Fund is subject to the risk that an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk

The Fund is subject to the risk that the actual level of volatility experienced by the Fund may be greater or lower than the targeted overall volatility of the Underlying Index. Although the Underlying Index is designed to have a targeted overall volatility, there is no guarantee that it will have the targeted overall volatility. The Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that the Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

The following risks apply to the FlexShares Global Quality Real Estate Index Fund:

Interest Rate Risk

The Fund is subject to the risk that rising interest rates may adversely affect the Fund. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund may decline when investors anticipate or experience rising interest rates.

314	FLEXSHARES ANNUAL REPORT

Supplemental Information (cont.)

Real Estate Securities Risk

The Fund is subject to the risks associated with investment in the real estate sector in addition to the general risk of the stock market. Investing in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way in which real estate companies are organized and operated. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

Real Estate Investment Trust (REIT) Risk

The Fund is subject to the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Corporate Bond Risk

The FlexShares Credit-Scored US Corporate Bond Index Fund and FlexShares Credit-Scored US Long Corporate Bond Index Fund invest primarily in bonds issued by corporations. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

The following risks apply to the FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, and the FlexShares Ready Access Variable Income Fund:

Credit (or Default) Risk

The Fund is subject to the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a TBA, repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Debt Extension Risk

The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

FLEXSHARES ANNUAL REPORT	315

Supplemental Information (cont.)

Prepayment (or Call) Risk

The Fund is subject to the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

The following risks apply to the FlexShares Disciplined Duration MBS Index Fund and the FlexShares Ready Access Variable Income Fund:

U.S. Government Securities Risk

The Fund is subject to the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Mortgage Related and Other Asset-Backed Risks

The Fund is subject to the risks of investing in mortgage-related and other asset-backed securities, including Interest Rate/Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk.

Mortgage Backed Pass-Through Securities Risk

The Fund is subject to the risk of investing in mortgage-backed securities issued by a U.S. Agency. These securities may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to Credit (or Default) Risk, Interest Rate/ Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

The following risk applies to the FlexShares Ready Access Variable Income Fund:

Financial Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. and non-U.S. financial sectors if it invests a relatively large percentage of its assets in those sectors, adversely affecting the Fund’s performance. The U.S. and non-U.S. financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, the U.S. financial sector was significantly impacted by bankruptcies and consolidations of major financial firms. Events affecting the U.S. and non-U.S. financial sectors have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in those sectors.

Premium/Discount Information

Information about the differences between the daily market prices on secondary markets for shares of the Funds and the Funds’ net asset values for various time periods, as applicable, is available by visiting the Funds’ website at www.flexshares.com.

316	FLEXSHARES ANNUAL REPORT

Supplemental Information (cont.)

Amendment to Trust’s By-Laws

On September 24, 2015, the Board of Trustees of the Trust adopted an amendment to the Trust’s By-Laws to establish the state and federal courts sitting in the State of Maryland as the sole and exclusive forums for any shareholder (including a beneficial owner) to bring (i) any action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim or breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, arising pursuant to any provision of the Maryland Statutory Trust Act or the Trust’s Trust Instrument or bylaw; or (iv) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, governed by the internal affairs doctrine.

A copy of the By-Law amendment was filed as an exhibit to the Trust’s Registration Statement with the Securities and Exchange Commission on November 3, 2015.

FLEXSHARES ANNUAL REPORT	317

For More Information (Unaudited)

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ Web site www.flexshares.com or the SEC’s Web site at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s Web site at sec.gov.

318	FLEXSHARES ANNUAL REPORT

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® US Market Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt IndexSM, Morningstar® Emerging Markets Factor Tilt IndexSM, Morningstar® Global Upstream Natural Resources IndexSM and are service marks of Morningstar, Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares® Trust other than the licensing of the STOXX® Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares® STOXX® Global Broad Infrastructure Index Fund. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Large Cap IndexSM, Northern Trust Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust Quality Dividend Defensive IndexSM, Northern Trust International Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust International Quality Dividend Defensive IndexSM, Northern Trust Global Quality Real Estate IndexSM, and Northern Trust Credit-Scored US Corporate Bond IndexSM , Northern Trust Credit-Scored US Long Corporate Bond IndexSM are service marks of NTI and have been licensed for use by FlexShares Trust. “BofA Merrill Lynch” and “The BofA Merrill Lynch Constrained Duration US Mortgage Backed Securities IndexSM” are trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates and have been licensed for use by NTI.

FS00058-1215

Item 2. Code Of Ethics.

(a)

As of the end of the period, October 31, 2015, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(b)	Not Applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e)	Not Applicable.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. Philip G. Hubbard is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

In response to Items 4(a)-4(d), aggregate fees for professional services rendered for FlexShares Trust by Deloitte & Touche, LLP (“Deloitte”) for the fiscal years ended October 31, 2015 and October 31, 2014 were:

	2015
	All fees and services to the Trust that were pre-approved	All fees and services to Service Affiliates(a) that were pre- approved
Audit Fees	$418,500	N/A
Audit Related Fees(b)	$0	$0
Tax Fees(c)	$47,500	$0
All Other Fees (d)	0	$0
Total:	$466,000	$0

	2014
	All fees and services to the Trust that were pre-approved	All fees and services to Service Affiliates(a) that were pre- approved
Audit Fees	$355,500	N/A
Audit Related Fees(b)	$0	$0
Tax Fees(c)	$40,000(1)	$0
All Other Fees (d)	$0	$0
Total:	$395,500	$0

(1)	Amounts relate to tax fees for the review of federal income tax returns, excise tax returns and year end distribution calculations.
(a)

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by Deloitte for the periods ended October 31, 2015 and October 31, 2014 are Northern Trust Investments, Inc. (“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the Registrant.

(b)

“Audit-Related Fees” are fees for assurance and related services rendered by Deloitte that are reasonably related to the performance of the audit or review of the Registrant’s financial statements, but not reported as “Audit Fees.”

(c)	“Tax Fees” are fees for professional services rendered by Deloitte for tax compliance, tax advice and tax planning.
(d)	“All Other Fees” are for products and services provided by Deloitte other than those reported as Audit, Audit-Related or Tax Fees.

(e)(1)

The Registrant’s Audit Committee Charter provides that the Audit Committee is responsible for the approval of, prior to the appointment of, the engagement of the principal accountant to annually audit the Registrant’s financial statements. The Audit Committee must also pre-approve the engagement of the principal accountant to provide non-audit services to the Registrant, NTI or to any entity controlling, controlled by or under common control with NTI that provides ongoing services to the Registrant, if the engagement has a direct impact on the operations or financial reporting of the Registrant. The pre-approvals may be delegated to a designated representative (or representatives) of the audit committee and such pre-approvals and approvals must be reported to the full Audit Committee at its next meeting. Each designated representative must be a member of the Audit Committee.

(e)(2)	No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees and services billed by Deloitte for services rendered to the Registrant and Service Affiliates for the periods ended October 31, 2015 and October 31, 2014, respectively, were $9,761,000 and $3,298,000.

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services to Service Affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. All of the Board’s independent Trustees, Philip G. Hubbard, Eric T. McKissack and Sarah N. Garvey, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is incorporated by reference to Exhibit 12(a)(1) to the report filed on Form N-CSR on January 6, 2012 (Accession Number 0001193125-12-005127).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:
/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
January 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
January 7, 2016

By:
/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
January 7, 2016